Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 98.0%
Banks - 92.3%
JPMorgan Chase & Co.	803	$104,639
Citigroup, Inc.	2,215	103,861
Bank of America Corp.	3,496	99,986
Wells Fargo & Co.	2,572	96,141
U.S. Bancorp	2,440	87,962
PNC Financial Services Group, Inc.	676	85,920
Truist Financial Corp.	2,378	81,090
Bank of New York Mellon Corp.	1,610	73,158
State Street Corp.	806	61,006
M&T Bank Corp.	442	52,850
Northern Trust Corp.	589	51,909
Fifth Third Bancorp	1,913	50,962
Regions Financial Corp.	2,681	49,759
Huntington Bancshares, Inc.	4,252	47,622
ICICI Bank Ltd. ADR	2,146	46,311
Citizens Financial Group, Inc.	1,472	44,705
KeyCorp	3,280	41,066
First Horizon Corp.	2,227	39,596
Toronto-Dominion Bank	580	34,742
East West Bancorp, Inc.	584	32,412
First Citizens BancShares, Inc. — Class A	33	32,112
Popular, Inc.	544	31,231
Commerce Bancshares, Inc.	531	30,984
Webster Financial Corp.	779	30,708
Bank of Nova Scotia[1]	602	30,317
Cullen/Frost Bankers, Inc.	285	30,022
HDFC Bank Ltd. ADR	444	29,601
Royal Bank of Canada	308	29,439
NU Holdings Limited/Cayman Islands — Class A*	6,176	29,398
HSBC Holdings plc ADR[1]	824	28,123
Prosperity Bancshares, Inc.	448	27,561
Comerica, Inc.	629	27,311
SouthState Corp.	383	27,293
Banco Bradesco S.A. ADR	10,387	27,214
First Financial Bankshares, Inc.	806	25,711
United Bankshares, Inc.	730	25,696
Synovus Financial Corp.	823	25,373
Columbia Banking System, Inc.	1,175	25,168
Bank of Montreal	278	24,773
Pinnacle Financial Partners, Inc.	449	24,767
Zions Bancorp North America	820	24,543
Wintrust Financial Corp.	335	24,438
FNB Corp.	2,075	24,070
Old National Bancorp	1,665	24,009
Valley National Bancorp	2,520	23,285
Cadence Bank	1,102	22,878
UBS Group AG1	1,057	22,556
Bank OZK	645	22,059
Canadian Imperial Bank of Commerce	513	21,761
United Community Banks, Inc.	763	21,456
Western Alliance Bancorporation[1]	575	20,435
Hancock Whitney Corp.	560	20,384
Deutsche Bank AG1	1,984	20,257
Independent Bank Corp.	303	19,883
Associated Banc-Corp.	1,047	18,825
First Interstate BancSystem, Inc. — Class A	620	18,513
Ameris Bancorp	498	18,217
Cathay General Bancorp	523	18,054
Fulton Financial Corp.	1,263	17,455
Texas Capital Bancshares, Inc.*	347	16,989
CVB Financial Corp.	987	16,463
Seacoast Banking Corporation of Florida	684	16,211
UMB Financial Corp.	242	13,968
PacWest Bancorp[1]	1,186	11,540
First Republic Bank[1]	761	10,646
Silvergate Capital Corp. — Class A*	1,173	1,900
Total Banks		2,339,294
Diversified Financial Services - 3.0%
Capital One Financial Corp.	782	75,197
Savings & Loans - 2.7%
New York Community Bancorp, Inc.	3,784	34,207
Pacific Premier Bancorp, Inc.	737	17,703
Washington Federal, Inc.	547	16,476
Total Savings & Loans		68,386
Total Common Stocks
(Cost $1,599,584)		2,482,877

PREFERRED STOCKS† - 1.5%
Financial - 1.5%
Itau Unibanco Holding S.A.
ADR	7,745	37,718
Total Preferred Stocks
(Cost $34,187)		37,718

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$10,986	10,986
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	4,341	4,341
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	4,341	4,341
Total Repurchase Agreements
(Cost $19,668)		19,668

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.3%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[4]	108,835	108,835
Total Securities Lending Collateral
(Cost $108,835)		108,835
Total Investments - 104.6%
(Cost $1,762,274)		$2,649,098
Other Assets & Liabilities, net - (4.6)%		(115,346)
Total Net Assets - 100.0%		$2,533,752

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,482,877	$—	$—	$2,482,877
Preferred Stocks	37,718	—	—	37,718
Repurchase Agreements	—	19,668	—	19,668
Securities Lending Collateral	108,835	—	—	108,835
Total Assets	$2,629,430	$19,668	$—	$2,649,098

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.3%
Chemicals - 39.1%
Linde plc	1,201	$426,883
Air Products and Chemicals, Inc.	877	251,883
Sherwin-Williams Co.	1,020	229,265
Ecolab, Inc.	1,242	205,588
Dow, Inc.	3,648	199,983
PPG Industries, Inc.	1,344	179,532
DuPont de Nemours, Inc.	2,390	171,530
Albemarle Corp.	724	160,033
LyondellBasell Industries N.V. — Class A	1,695	159,144
International Flavors & Fragrances, Inc.	1,718	157,987
FMC Corp.	1,016	124,084
Mosaic Co.	2,693	123,555
Nutrien Ltd.	1,603	118,382
CF Industries Holdings, Inc.	1,593	115,477
RPM International, Inc.	1,216	106,084
Celanese Corp. — Class A	956	104,099
Eastman Chemical Co.	1,166	98,340
Olin Corp.	1,546	85,803
Axalta Coating Systems Ltd.*	2,739	82,964
Valvoline, Inc.	2,242	78,335
Ashland, Inc.	718	73,746
Huntsman Corp.	2,420	66,211
Element Solutions, Inc.	3,357	64,824
Chemours Co.	2,158	64,611
Westlake Corp.	550	63,789
Livent Corp.*	2,898	62,945
Total Chemicals		3,575,077
Mining - 28.0%
Freeport-McMoRan, Inc.	6,192	253,315
Newmont Corp.	4,093	200,639
Barrick Gold Corp.	10,377	192,701
Rio Tinto plc ADR	2,080	142,688
BHP Group Ltd. ADR	2,159	136,902
Teck Resources Ltd. — Class B	3,338	121,837
Wheaton Precious Metals Corp.	2,463	118,618
Agnico Eagle Mines Ltd.	2,319	118,199
Gold Fields Ltd. ADR[1]	7,613	101,405
AngloGold Ashanti Ltd. ADR	3,956	95,696
Royal Gold, Inc.	737	95,596
Pan American Silver Corp.	5,191	94,476
Franco-Nevada Corp.	630	91,854
Kinross Gold Corp.	19,326	91,026
Alcoa Corp.	2,025	86,184
Southern Copper Corp.	1,093	83,341
Alamos Gold, Inc. — Class A	6,251	76,450
Yamana Gold, Inc.	12,889	75,401
Lithium Americas Corp.*,1	3,240	70,502
First Majestic Silver Corp.	9,542	68,798
Sibanye Stillwater Ltd. ADR[1]	8,134	67,675
Hecla Mining Co.	10,180	64,439
SSR Mining, Inc.	3,830	57,910
MP Materials Corp.*	1,897	53,476
Total Mining		2,559,128
Iron & Steel - 12.9%
Vale S.A. ADR	15,140	238,909
Nucor Corp.	1,278	197,413
Steel Dynamics, Inc.	1,198	135,446
Reliance Steel & Aluminum Co.	475	121,952
Cleveland-Cliffs, Inc.*	5,231	95,884
ArcelorMittal S.A.	2,992	90,119
Commercial Metals Co.	1,572	76,871
Gerdau S.A. ADR	15,379	75,820
United States Steel Corp.	2,829	73,837
ATI, Inc.*	1,792	70,712
Total Iron & Steel		1,176,963
Packaging & Containers - 8.7%
Ball Corp.	2,414	133,035
Packaging Corporation of America	814	113,008
Amcor plc	9,850	112,093
Crown Holdings, Inc.	1,210	100,079
Westrock Co.	2,935	89,429
Graphic Packaging Holding Co.	3,494	89,062
Berry Global Group, Inc.	1,411	83,108
Sealed Air Corp.	1,759	80,756
Total Packaging & Containers		800,570
Building Materials - 4.7%
Martin Marietta Materials, Inc.	423	150,190
Vulcan Materials Co.	867	148,743
Eagle Materials, Inc.	502	73,669
Louisiana-Pacific Corp.	1,054	57,137
Total Building Materials		429,739
Biotechnology - 2.3%
Corteva, Inc.	3,462	208,793
Household Products & Housewares - 1.3%
Avery Dennison Corp.	683	122,209
Forest Products & Paper - 1.2%
International Paper Co.	3,112	112,218
Housewares - 0.6%
Scotts Miracle-Gro Co. — Class A	734	51,189
Coal - 0.3%
Alpha Metallurgical Resources, Inc.	208	32,448
Healthcare-Services - 0.2%
Ginkgo Bioworks Holdings, Inc.*,1	13,519	17,981
Total Common Stocks
(Cost $5,178,548)		9,086,315

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$39,335	39,335
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	15,541	15,541
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	15,540	15,540
Total Repurchase Agreements
(Cost $70,416)		70,416

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.2%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[4]	$197,688	$197,688
Total Securities Lending Collateral
(Cost $197,688)		197,688
Total Investments - 102.3%
(Cost $5,446,652)		$9,354,419
Other Assets & Liabilities, net - (2.3)%		(207,551)
Total Net Assets - 100.0%		$9,146,868

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,086,315	$—	$—	$9,086,315
Repurchase Agreements	—	70,416	—	70,416
Securities Lending Collateral	197,688	—	—	197,688
Total Assets	$9,284,003	$70,416	$—	$9,354,419

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Biotechnology - 74.2%
Amgen, Inc.	3,165	$765,139
Gilead Sciences, Inc.	8,272	686,328
Regeneron Pharmaceuticals, Inc.*	786	645,833
Vertex Pharmaceuticals, Inc.*	1,927	607,140
Moderna, Inc.*	3,087	474,101
Corteva, Inc.	7,376	444,847
Biogen, Inc.*	1,538	427,610
Illumina, Inc.*	1,756	408,358
Seagen, Inc.*	1,747	353,715
Alnylam Pharmaceuticals, Inc.*	1,680	336,538
Horizon Therapeutics plc*	3,020	329,603
Royalty Pharma plc — Class A	8,099	291,807
BioMarin Pharmaceutical, Inc.*	2,899	281,899
Incyte Corp.*	3,306	238,925
Sarepta Therapeutics, Inc.*	1,552	213,912
United Therapeutics Corp.*	949	212,538
Exelixis, Inc.*	8,867	172,108
Argenx SE ADR*	446	166,171
Apellis Pharmaceuticals, Inc.*	2,512	165,692
BioNTech SE ADR	1,325	165,055
Halozyme Therapeutics, Inc.*	4,112	157,037
CRISPR Therapeutics AG*	3,384	153,058
Ionis Pharmaceuticals, Inc.*	4,139	147,928
IVERIC bio, Inc.*	4,879	118,706
Amicus Therapeutics, Inc.*	10,294	114,160
Cytokinetics, Inc.*	3,242	114,086
Arrowhead Pharmaceuticals, Inc.*	4,313	109,550
PTC Therapeutics, Inc.*	2,240	108,506
Intellia Therapeutics, Inc.*	2,889	107,673
Vir Biotechnology, Inc.*	4,273	99,433
Denali Therapeutics, Inc.*	4,287	98,772
Insmed, Inc.*	5,776	98,481
Karuna Therapeutics, Inc.*	527	95,724
ACADIA Pharmaceuticals, Inc.*	4,959	93,328
TG Therapeutics, Inc.*	6,167	92,752
Guardant Health, Inc.*	3,923	91,955
Blueprint Medicines Corp.*	1,918	86,291
Ultragenyx Pharmaceutical, Inc.*	2,097	84,090
Mirati Therapeutics, Inc.*	2,258	83,952
BioCryst Pharmaceuticals, Inc.*	9,976	83,200
Prothena Corporation plc*	1,696	82,205
Beam Therapeutics, Inc.*	2,412	73,855
Twist Bioscience Corp.*	3,759	56,686
Novavax, Inc.*,1	7,769	53,839
Total Biotechnology		9,792,586
Pharmaceuticals - 20.7%
AbbVie, Inc.	7,174	1,143,320
AstraZeneca plc ADR	5,408	375,369
Viatris, Inc.	23,616	227,186
Neurocrine Biosciences, Inc.*	2,114	213,979
Jazz Pharmaceuticals plc*	1,368	200,179
Alkermes plc*	6,279	177,005
Catalyst Pharmaceuticals, Inc.*	5,134	85,122
Prometheus Biosciences, Inc.*	781	83,817
Ironwood Pharmaceuticals, Inc. — Class A*	7,492	78,816
Vaxcyte, Inc.*	1,967	73,723
Madrigal Pharmaceuticals, Inc.*	298	72,194
Total Pharmaceuticals		2,730,710
Healthcare-Products - 2.9%
Exact Sciences Corp.*	3,395	230,215
Natera, Inc.*	2,795	155,178
Total Healthcare-Products		385,393
Healthcare-Services - 1.7%
Syneos Health, Inc.*	3,599	128,196
Medpace Holdings, Inc.*	548	103,052
Total Healthcare-Services		231,248
Total Common Stocks
(Cost $6,189,300)		13,139,937

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$58,072	58,072
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	22,943	22,943
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	22,943	22,943
Total Repurchase Agreements
(Cost $103,958)		103,958

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[4]	39,123	39,123
Total Securities Lending Collateral
(Cost $39,123)		39,123
Total Investments - 100.6%
(Cost $6,332,381)		$13,283,018
Other Assets & Liabilities, net - (0.6)%		(81,891)
Total Net Assets - 100.0%		$13,201,127

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.

4	Rate indicated is the 7-day yield as of March 31, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,139,937	$—	$—	$13,139,937
Repurchase Agreements	—	103,958	—	103,958
Securities Lending Collateral	39,123	—	—	39,123
Total Assets	$13,179,060	$103,958	$—	$13,283,018

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
MUTUAL FUNDS† - 43.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	224,553	$2,180,408
Guggenheim Strategy Fund II1	89,740	2,172,608
Total Mutual Funds
(Cost $4,473,985)		4,353,016

	Face Amount
FEDERAL AGENCY NOTES†† - 6.0%
Federal Farm Credit Bank
4.77% (3 Month U.S. Treasury Bill Rate + 0.04%, Rate Floor: 0.00%) due 05/03/23◊	$500,000	499,982
Federal Home Loan Bank
4.94% (SOFR + 0.12%, Rate Floor: 0.00%) due 09/06/23◊	100,000	100,052
Total Federal Agency Notes
(Cost $599,970)		600,034

U.S. TREASURY BILLS†† - 3.0%
U.S. Treasury Bills
3.36% due 04/11/23[2,3]	300,000	299,695
Total U.S. Treasury Bills
(Cost $299,700)		299,695

REPURCHASE AGREEMENTS††,4 - 36.6%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	2,052,409	2,052,409
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	810,872	810,872
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	810,872	810,872
Total Repurchase Agreements
(Cost $3,674,153)		3,674,153
Total Investments - 89.0%
(Cost $9,047,808)		$8,926,898
Other Assets & Liabilities, net - 11.0%		1,107,558
Total Net Assets - 100.0%		$10,034,456

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	70	Apr 2023	$10,037,563	$(36,038)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,353,016	$—	$—	$4,353,016
Federal Agency Notes	—	600,034	—	600,034
U.S. Treasury Bills	—	299,695	—	299,695
Repurchase Agreements	—	3,674,153	—	3,674,153
Total Assets	$4,353,016	$4,573,882	$—	$8,926,898

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$36,038	$—	$—	$36,038

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,157,353	$–	$–	$–	$15,255	$2,172,608	89,740	$26,907
Guggenheim Ultra Short Duration Fund — Institutional Class	2,164,689	–	–	–	15,719	2,180,408	224,553	26,464
	$4,322,042	$–	$–	$–	$30,974	$4,353,016		$53,371

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.4%
Food - 36.1%
Mondelez International, Inc. — Class A	5,988	$417,483
Hershey Co.	1,216	309,362
General Mills, Inc.	3,593	307,058
Sysco Corp.	3,455	266,830
Kroger Co.	4,990	246,356
Kraft Heinz Co.	6,010	232,407
McCormick & Company, Inc.	2,523	209,939
Tyson Foods, Inc. — Class A	3,240	192,197
Conagra Brands, Inc.	4,828	181,340
Kellogg Co.	2,684	179,721
J M Smucker Co.	1,078	169,645
Lamb Weston Holdings, Inc.	1,618	169,113
Hormel Foods Corp.	3,579	142,730
Campbell Soup Co.	2,561	140,804
Performance Food Group Co.*	2,215	133,653
US Foods Holding Corp.*	3,240	119,686
Post Holdings, Inc.*	1,040	93,465
Flowers Foods, Inc.	3,332	91,330
Simply Good Foods Co.*	2,130	84,710
Albertsons Companies, Inc. — Class A	3,976	82,621
Sprouts Farmers Market, Inc.*	2,325	81,445
Hostess Brands, Inc.*	3,035	75,511
Cal-Maine Foods, Inc.	1,154	70,267
Grocery Outlet Holding Corp.*	2,407	68,022
Lancaster Colony Corp.	308	62,487
Hain Celestial Group, Inc.*	2,988	51,244
Pilgrim's Pride Corp.*	1,742	40,379
Beyond Meat, Inc.*,1	2,424	39,341
Total Food		4,259,146
Beverages - 27.3%
PepsiCo, Inc.	3,700	674,510
Coca-Cola Co.	10,641	660,061
Monster Beverage Corp.*	5,028	271,562
Constellation Brands, Inc. — Class A	1,136	256,611
Keurig Dr Pepper, Inc.	6,742	237,858
Brown-Forman Corp. — Class B	3,659	235,164
Coca-Cola Europacific Partners plc	3,174	187,869
Anheuser-Busch InBev S.A. ADR	2,675	178,503
Fomento Economico Mexicano SAB de CV ADR	1,709	162,680
Molson Coors Beverage Co. — Class B	2,567	132,662
Ambev S.A. ADR	35,174	99,191
Celsius Holdings, Inc.*	818	76,025
Boston Beer Company, Inc. — Class A*	150	49,305
Total Beverages		3,222,001
Cosmetics & Personal Care - 15.0%
Procter & Gamble Co.	5,395	802,182
Estee Lauder Companies, Inc. — Class A	1,560	384,478
Colgate-Palmolive Co.	4,466	335,620
Unilever plc ADR	3,305	171,629
Beauty Health Co.*	3,561	44,975
Olaplex Holdings, Inc.*	5,826	24,877
Total Cosmetics & Personal Care		1,763,761
Agriculture - 13.8%
Philip Morris International, Inc.	5,358	521,066
Altria Group, Inc.	8,323	371,372
Archer-Daniels-Midland Co.	3,540	281,996
British American Tobacco plc ADR	4,604	161,693
Bunge Ltd.	1,652	157,799
Darling Ingredients, Inc.*	2,285	133,444
Total Agriculture		1,627,370
Household Products & Housewares - 5.7%
Kimberly-Clark Corp.	2,162	290,184
Church & Dwight Company, Inc.	2,241	198,127
Clorox Co.	1,185	187,514
Total Household Products & Housewares		675,825
Retail - 1.5%
Casey's General Stores, Inc.	560	121,218
Freshpet, Inc.*	878	58,115
Total Retail		179,333
Total Common Stocks
(Cost $6,197,983)		11,727,436

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$42,823	42,823
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	16,918	16,918
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	16,919	16,919
Total Repurchase Agreements
(Cost $76,660)		76,660

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[4]	24,066	24,066
Total Securities Lending Collateral
(Cost $24,066)		24,066
Total Investments - 100.2%
(Cost $6,298,709)		$11,828,162
Other Assets & Liabilities, net - (0.2)%		(25,328)
Total Net Assets - 100.0%		$11,802,834

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,727,436	$—	$—	$11,727,436
Repurchase Agreements	—	76,660	—	76,660
Securities Lending Collateral	24,066	—	—	24,066
Total Assets	$11,751,502	$76,660	$—	$11,828,162

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 78.6%
Consumer, Non-cyclical - 18.5%
UnitedHealth Group, Inc.	1,825	$862,477
Amgen, Inc.	1,825	441,193
Johnson & Johnson	1,825	282,875
Procter & Gamble Co.	1,825	271,359
Merck & Company, Inc.	1,825	194,162
Coca-Cola Co.	1,825	113,205
Total Consumer, Non-cyclical		2,165,271
Financial - 15.9%
Goldman Sachs Group, Inc.	1,825	596,976
Visa, Inc. — Class A	1,825	411,464
Travelers Companies, Inc.	1,825	312,823
American Express Co.	1,825	301,034
JPMorgan Chase & Co.	1,825	237,816
Total Financial		1,860,113
Consumer, Cyclical - 13.7%
Home Depot, Inc.	1,825	538,594
McDonald's Corp.	1,825	510,288
Walmart, Inc.	1,825	269,096
NIKE, Inc. — Class B	1,825	223,818
Walgreens Boots Alliance, Inc.	1,825	63,109
Total Consumer, Cyclical		1,604,905
Technology - 12.7%
Microsoft Corp.	1,825	526,147
Salesforce, Inc.*	1,825	364,599
Apple, Inc.	1,825	300,942
International Business Machines Corp.	1,825	239,239
Intel Corp.	1,825	59,623
Total Technology		1,490,550
Industrial - 11.5%
Caterpillar, Inc.	1,825	417,633
Boeing Co.*	1,825	387,685
Honeywell International, Inc.	1,825	348,794
3M Co.	1,825	191,826
Total Industrial		1,345,938
Communications - 3.0%
Walt Disney Co.*	1,825	182,737
Cisco Systems, Inc.	1,825	95,402
Verizon Communications, Inc.	1,825	70,974
Total Communications		349,113
Energy - 2.5%
Chevron Corp.	1,825	297,767
Basic Materials - 0.8%
Dow, Inc.	1,825	100,047
Total Common Stocks
(Cost $7,446,718)		9,213,704

	Face Amount
U.S. TREASURY BILLS†† - 9.3%
U.S. Treasury Bills
4.21% due 05/02/23[1,2]	$1,000,000	996,303
3.36% due 04/11/23[2,3]	89,000	88,910
Total U.S. Treasury Bills
(Cost $1,085,286)		1,085,213

REPURCHASE AGREEMENTS††,4 - 7.3%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[1]	479,289	479,289
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[1]	189,359	189,359
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[1]	189,359	189,359
Total Repurchase Agreements
(Cost $858,007)		858,007
Total Investments - 95.2%
(Cost $9,390,011)		$11,156,924
Other Assets & Liabilities, net - 4.8%		557,949
Total Net Assets - 100.0%		$11,714,873

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	11	Jun 2023	$1,840,190	$72,332

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average Index	Pay	5.32% (SOFR + 0.50%)	At Maturity	06/27/23	281	$9,344,772	$211,764
BNP Paribas	Dow Jones Industrial Average Index	Pay	5.38% (Federal Funds Rate + 0.55%)	At Maturity	06/28/23	92	$3,045,846	$80,527
							$12,390,618	$292,291

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,213,704	$—	$—	$9,213,704
U.S. Treasury Bills	—	1,085,213	—	1,085,213
Repurchase Agreements	—	858,007	—	858,007
Equity Futures Contracts**	72,332	—	—	72,332
Equity Index Swap Agreements**	—	292,291	—	292,291
Total Assets	$9,286,036	$2,235,511	$—	$11,521,547

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Semiconductors - 92.9%
NVIDIA Corp.	11,221	$3,116,857
Broadcom, Inc.	2,808	1,801,444
Texas Instruments, Inc.	7,943	1,477,477
Advanced Micro Devices, Inc.*	14,342	1,405,659
QUALCOMM, Inc.	10,751	1,371,613
Intel Corp.	40,994	1,339,274
Analog Devices, Inc.	5,770	1,137,959
Applied Materials, Inc.	9,116	1,119,718
Lam Research Corp.	1,768	937,252
Micron Technology, Inc.	15,263	920,969
KLA Corp.	2,080	830,274
Microchip Technology, Inc.	8,925	747,737
Marvell Technology, Inc.	16,020	693,666
ON Semiconductor Corp.*	8,058	663,335
ASML Holding N.V. — Class G	948	645,313
NXP Semiconductor N.V.	3,416	636,999
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,802	632,722
Monolithic Power Systems, Inc.	1,046	523,565
Skyworks Solutions, Inc.	4,096	483,246
Teradyne, Inc.	4,235	455,305
Lattice Semiconductor Corp.*	4,184	399,572
Entegris, Inc.	4,631	379,788
STMicroelectronics N.V. — Class Y	6,749	361,004
Qorvo, Inc.*	3,550	360,574
Wolfspeed, Inc.*	4,935	320,528
United Microelectronics Corp. ADR*,1	34,402	301,362
ASE Technology Holding Company Ltd. ADR	36,807	293,352
Cirrus Logic, Inc.*	2,562	280,232
Rambus, Inc.*	5,328	273,113
GLOBALFOUNDRIES, Inc.*,1	3,721	268,582
MKS Instruments, Inc.	2,970	263,201
Silicon Laboratories, Inc.*	1,491	261,059
Power Integrations, Inc.	2,848	241,055
Synaptics, Inc.*	2,096	232,970
Axcelis Technologies, Inc.*	1,725	229,856
MACOM Technology Solutions Holdings, Inc.*	3,051	216,133
Ambarella, Inc.*	2,401	185,885
Amkor Technology, Inc.	6,532	169,963
Impinj, Inc.*	1,241	168,180
Semtech Corp.*	5,130	123,838
Total Semiconductors		26,270,631
Energy-Alternate Sources - 5.5%
Enphase Energy, Inc.*	2,867	602,873
First Solar, Inc.*	2,444	531,570
SolarEdge Technologies, Inc.*	1,376	418,235
Total Energy-Alternate Sources		1,552,678
Electrical Components & Equipment - 1.1%
Universal Display Corp.	1,922	298,160
Total Common Stocks
(Cost $20,010,564)		28,121,469

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$160,343	160,343
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	63,349	63,349
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	63,349	63,349
Total Repurchase Agreements
(Cost $287,041)		287,041

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[4]	379,458	379,458
Total Securities Lending Collateral
(Cost $379,458)		379,458
Total Investments - 101.8%
(Cost $20,677,063)		$28,787,968
Other Assets & Liabilities, net - (1.8)%		(520,946)
Total Net Assets - 100.0%		$28,267,022

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$28,121,469	$—	$—	$28,121,469
Repurchase Agreements	—	287,041	—	287,041
Securities Lending Collateral	379,458	—	—	379,458
Total Assets	$28,500,927	$287,041	$—	$28,787,968

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.6%
Oil & Gas Services - 69.6%
Schlumberger Ltd.	19,503	$957,597
Baker Hughes Co.	20,780	599,711
Halliburton Co.	17,399	550,504
NOV, Inc.	15,815	292,736
ChampionX Corp.	9,402	255,076
TechnipFMC plc*	17,136	233,906
Tidewater, Inc.*	3,698	163,008
Liberty Energy, Inc. — Class A	11,919	152,682
Oceaneering International, Inc.*	8,054	141,992
NexTier Oilfield Solutions, Inc.*	17,165	136,462
Archrock, Inc.	13,361	130,537
Helix Energy Solutions Group, Inc.*	14,948	115,698
Expro Group Holdings N.V.*	5,891	108,159
US Silica Holdings, Inc.*	8,765	104,654
Core Laboratories N.V.	4,480	98,784
ProPetro Holding Corp.*	12,229	87,926
RPC, Inc.	11,235	86,397
ProFrac Holding Corp. — Class A*	4,404	55,799
Nine Energy Service, Inc.*	5,359	29,796
Total Oil & Gas Services		4,301,424
Oil & Gas - 23.5%
Transocean Ltd.*	36,680	233,285
Noble Corporation plc*	5,751	226,992
Weatherford International plc*	3,789	224,877
Valaris Ltd.*	3,362	218,732
Helmerich & Payne, Inc.	5,534	197,841
Patterson-UTI Energy, Inc.	14,382	168,269
Diamond Offshore Drilling, Inc.*	10,503	126,456
Nabors Industries Ltd.*	430	52,421
Total Oil & Gas		1,448,873
Machinery-Diversified - 3.3%
Cactus, Inc. — Class A	4,872	200,873
Metal Fabricate & Hardware - 3.2%
Tenaris S.A. ADR	7,057	200,560
Total Common Stocks
(Cost $3,496,818)		6,151,730

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$29,479	29,479
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	11,647	11,647
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	11,647	11,647
Total Repurchase Agreements
(Cost $52,773)		52,773
Total Investments - 100.5%
(Cost $3,549,591)		$6,204,503
Other Assets & Liabilities, net - (0.5)%		(29,810)
Total Net Assets - 100.0%		$6,174,693

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,151,730	$—	$—	$6,151,730
Repurchase Agreements	—	52,773	—	52,773
Total Assets	$6,151,730	$52,773	$—	$6,204,503

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas - 67.1%
Exxon Mobil Corp.	15,421	$1,691,067
Chevron Corp.	8,056	1,314,417
ConocoPhillips	8,465	839,813
EOG Resources, Inc.	5,633	645,711
Marathon Petroleum Corp.	4,446	599,454
Valero Energy Corp.	4,057	566,357
Phillips 66	5,273	534,577
Pioneer Natural Resources Co.	2,608	532,658
Occidental Petroleum Corp.	7,688	479,962
Hess Corp.	3,610	477,747
Devon Energy Corp.	8,955	453,213
BP plc ADR	10,496	398,218
Diamondback Energy, Inc.	2,882	389,560
Petroleo Brasileiro S.A. ADR	36,415	379,808
Coterra Energy, Inc. — Class A	13,521	331,805
Shell plc ADR	5,478	315,204
Marathon Oil Corp.	12,801	306,712
APA Corp.	7,360	265,402
Equities Corp.	7,881	251,483
Suncor Energy, Inc.	8,086	251,070
Chesapeake Energy Corp.	3,176	241,503
Ovintiv, Inc.	6,273	226,330
Cenovus Energy, Inc.	12,650	220,869
Canadian Natural Resources Ltd.	3,918	216,861
HF Sinclair Corp.	4,140	200,293
Equinor ASA ADR	7,039	200,119
Range Resources Corp.	7,270	192,437
Antero Resources Corp.*	8,189	189,084
PDC Energy, Inc.	2,873	184,389
Murphy Oil Corp.	4,914	181,720
Civitas Resources, Inc.	2,651	181,169
Southwestern Energy Co.*	35,784	178,920
Matador Resources Co.	3,747	178,545
PBF Energy, Inc. — Class A	3,987	172,876
Transocean Ltd.*	25,766	163,872
Magnolia Oil & Gas Corp. — Class A	7,479	163,640
Chord Energy Corp.	1,206	162,328
Noble Corporation plc*	4,039	159,419
Permian Resources Corp.	14,812	155,526
Valaris Ltd.*	2,361	153,607
Denbury, Inc.*	1,727	151,337
Weatherford International plc*	2,545	151,046
Kosmos Energy Ltd.*	20,235	150,548
SM Energy Co.	5,064	142,602
Helmerich & Payne, Inc.	3,888	138,996
CNX Resources Corp.*	7,928	127,007
Northern Oil and Gas, Inc.	3,996	121,279
Patterson-UTI Energy, Inc.	10,103	118,205
Callon Petroleum Co.*	3,372	112,760
Delek US Holdings, Inc.	4,097	94,026
Comstock Resources, Inc.	6,998	75,508
Total Oil & Gas		16,131,059
Pipelines - 12.2%
Cheniere Energy, Inc.	3,078	485,093
Williams Companies, Inc.	15,562	464,681
Kinder Morgan, Inc.	26,265	459,900
ONEOK, Inc.	6,435	408,880
Targa Resources Corp.	4,288	312,810
Enbridge, Inc.	6,264	238,971
TC Energy Corp.	4,685	182,293
Golar LNG Ltd.*	6,423	138,737
Equitrans Midstream Corp.	21,477	124,137
New Fortress Energy, Inc.	3,432	101,004
Total Pipelines		2,916,506
Oil & Gas Services - 8.9%
Schlumberger Ltd.	13,700	672,670
Baker Hughes Co.	14,599	421,327
Halliburton Co.	12,221	386,672
NOV, Inc.	11,109	205,628
ChampionX Corp.	6,605	179,194
TechnipFMC plc*	13,046	178,078
Liberty Energy, Inc. — Class A	8,373	107,258
Total Oil & Gas Services		2,150,827
Energy-Alternate Sources - 6.7%
Enphase Energy, Inc.*	1,961	412,359
SolarEdge Technologies, Inc.*	1,298	394,527
First Solar, Inc.*	1,671	363,443
Plug Power, Inc.*	16,852	197,505
Sunrun, Inc.*	7,962	160,434
Green Plains, Inc.*	2,743	85,006
Total Energy-Alternate Sources		1,613,274
Coal - 1.2%
Peabody Energy Corp.*	5,431	139,034
CONSOL Energy, Inc.	1,579	92,008
Arch Resources, Inc.	518	68,096
Total Coal		299,138
Transportation - 1.2%
Scorpio Tankers, Inc.	2,606	146,744
Frontline plc	8,122	134,500
Total Transportation		281,244
Mining - 0.9%
Cameco Corp.	8,485	222,053
Retail - 0.7%
Murphy USA, Inc.	638	164,636
Metal Fabricate & Hardware - 0.6%
Tenaris S.A. ADR	5,401	153,496
Total Common Stocks
(Cost $14,873,420)		23,932,233

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$97,502	$97,502
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	38,522	38,522
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	38,521	38,521
Total Repurchase Agreements
(Cost $174,545)		174,545
Total Investments - 100.2%
(Cost $15,047,965)		$24,106,778
Other Assets & Liabilities, net - (0.2)%		(48,558)
Total Net Assets - 100.0%		$24,058,220

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,932,233	$—	$—	$23,932,233
Repurchase Agreements	—	174,545	—	174,545
Total Assets	$23,932,233	$174,545	$—	$24,106,778

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 42.3%
Consumer, Non-cyclical - 17.6%
Nestle S.A. ADR	1,658	$201,762
Novo Nordisk A/S ADR	991	157,708
AstraZeneca plc ADR	1,869	129,727
Roche Holding AG ADR	3,396	121,781
Novartis AG ADR	1,268	116,656
Unilever plc ADR	1,581	82,101
Sanofi ADR	1,376	74,882
L'Oreal S.A. ADR	728	64,894
Diageo plc ADR	336	60,876
GSK plc ADR	1,233	43,870
British American Tobacco plc ADR	1,230	43,198
RELX plc ADR	1,166	37,825
Bayer AG ADR	2,359	37,579
Anheuser-Busch InBev S.A. ADR	537	35,834
Reckitt Benckiser Group plc ADR	2,185	33,810
EssilorLuxottica S.A. ADR	366	32,971
Adyen N.V. ADR*	1,719	27,229
Total Consumer, Non-cyclical		1,302,703
Financial - 4.6%
HSBC Holdings plc ADR[1]	2,440	83,277
Allianz SE ADR	2,435	56,127
Zurich Insurance Group AG ADR	906	43,343
BNP Paribas S.A. ADR	1,369	40,837
UBS Group AG1	1,848	39,436
Banco Santander S.A. ADR	10,198	37,631
AXA S.A. ADR	1,198	36,623
Total Financial		337,274
Industrial - 4.2%
Siemens AG ADR	902	73,017
Schneider Electric SE ADR	1,725	57,494
Airbus SE ADR	1,406	47,073
Vinci S.A. ADR	1,426	40,841
Safran S.A. ADR	915	33,873
ABB Ltd. ADR	961	32,962
Deutsche Post AG ADR	593	27,735
Total Industrial		312,995
Consumer, Cyclical - 4.1%
LVMH Moet Hennessy Louis Vuitton SE ADR	782	143,677
Cie Financiere Richemont S.A. ADR	3,155	50,354
Hermes International ADR	212	42,995
Mercedes-Benz Group AG ADR	1,900	36,442
Kering S.A. ADR[1]	434	28,271
Total Consumer, Cyclical		301,739
Energy - 3.8%
Shell plc ADR	2,091	120,316
TotalEnergies SE ADR	1,501	88,634
BP plc ADR	1,910	72,466
Total Energy		281,416
Technology - 3.3%
ASML Holding N.V. — Class G	243	165,412
SAP SE ADR[1]	616	77,955
Total Technology		243,367
Basic Materials - 2.2%
Air Liquide S.A. ADR	1,584	52,937
Rio Tinto plc ADR	638	43,767
Glencore plc ADR	3,142	35,944
BASF SE ADR	2,154	28,218
Total Basic Materials		160,866
Utilities - 1.4%
Iberdrola S.A. ADR	887	44,102
National Grid plc ADR	442	30,052
Enel SpA ADR	4,710	28,448
Total Utilities		102,602
Communications - 1.1%
Deutsche Telekom AG ADR	2,086	50,460
Prosus N.V. ADR	2,168	33,604
Total Communications		84,064
Total Common Stocks
(Cost $2,987,028)		3,127,026

MUTUAL FUNDS† - 6.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	23,237	225,629
Guggenheim Strategy Fund II2	9,255	224,067
Total Mutual Funds
(Cost $458,891)		449,696

	Face Amount
U.S. TREASURY BILLS†† - 4.5%
U.S. Treasury Bills
3.36% due 04/11/23[3,4]	$332,000	331,662
Total U.S. Treasury Bills
(Cost $331,668)		331,662
REPURCHASE AGREEMENTS††,5 - 43.3%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	1,791,062	1,791,062
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	707,619	707,619
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	707,619	707,619
Total Repurchase Agreements
(Cost $3,206,300)		3,206,300

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.8%
Money Market Fund
First American Government Obligations Fund – Class X, 4.65%[7]	60,153	60,153
Total Securities Lending Collateral
(Cost $60,153)		60,153
Total Investments - 97.0%
(Cost $7,044,040)		$7,174,837
Other Assets & Liabilities, net - 3.0%		222,705
Total Net Assets - 100.0%		$7,397,542

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts	143	Jun 2023	$6,092,666	$195,993
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	45	Jun 2023	6,128,156	71,242

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of March 31, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,127,026	$—	$—	$3,127,026
Mutual Funds	449,696	—	—	449,696
U.S. Treasury Bills	—	331,662	—	331,662
Repurchase Agreements	—	3,206,300	—	3,206,300
Securities Lending Collateral	60,153	—	—	60,153
Equity Futures Contracts**	195,993	—	—	195,993
Currency Futures Contracts**	71,242	—	—	71,242
Total Assets	$3,904,110	$3,537,962	$—	$7,442,072

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$222,494	$–	$–	$–	$1,573	$224,067	9,255	$2,775
Guggenheim Ultra Short Duration Fund — Institutional Class	224,002	–	–	–	1,627	225,629	23,237	2,738
	$446,496	$–	$–	$–	$3,200	$449,696		$5,513

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.0%
Banks - 24.1%
JPMorgan Chase & Co.	1,795	$233,906
Bank of America Corp.	5,805	166,023
Wells Fargo & Co.	3,666	137,035
Goldman Sachs Group, Inc.	389	127,246
Morgan Stanley	1,424	125,027
Citigroup, Inc.	2,388	111,973
U.S. Bancorp	2,366	85,294
PNC Financial Services Group, Inc.	644	81,852
Truist Financial Corp.	2,306	78,635
Bank of New York Mellon Corp.	1,560	70,886
ICICI Bank Ltd. ADR	3,164	68,279
State Street Corp.	767	58,054
Toronto-Dominion Bank	962	57,624
Popular, Inc.	996	57,180
Bank of Nova Scotia[1]	1,088	54,792
HDFC Bank Ltd. ADR	810	54,003
NU Holdings Limited/Cayman Islands — Class A*	11,330	53,931
Royal Bank of Canada	550	52,569
HSBC Holdings plc ADR[1]	1,503	51,297
M&T Bank Corp.	424	50,698
Northern Trust Corp.	565	49,793
Fifth Third Bancorp	1,855	49,417
Regions Financial Corp.	2,599	48,237
Huntington Bancshares, Inc.	4,122	46,166
Citizens Financial Group, Inc.	1,426	43,308
KeyCorp	3,178	39,789
First Horizon Corp.	2,159	38,387
East West Bancorp, Inc.	569	31,580
Banco Bradesco S.A. ADR	11,669	30,573
Comerica, Inc.	613	26,617
Zions Bancorp North America	787	23,555
Old National Bancorp	1,613	23,259
Valley National Bancorp	2,442	22,564
Pinnacle Financial Partners, Inc.	397	21,899
Bank OZK	628	21,478
First Citizens BancShares, Inc. — Class A	18	17,516
PacWest Bancorp[1]	1,037	10,090
First Republic Bank[1]	631	8,828
Total Banks		2,329,360
REITS - 21.8%
Prologis, Inc.	1,056	131,757
American Tower Corp. — Class A	563	115,044
Equinix, Inc.	132	95,177
Crown Castle, Inc.	677	90,610
Public Storage	259	78,254
Realty Income Corp.	1,217	77,061
Simon Property Group, Inc.	627	70,205
Welltower, Inc.	977	70,041
VICI Properties, Inc.	2,098	68,437
Digital Realty Trust, Inc.	645	63,410
SBA Communications Corp.	233	60,829
AvalonBay Communities, Inc.	340	57,140
Equity Residential	934	56,040
Weyerhaeuser Co.	1,855	55,891
Alexandria Real Estate Equities, Inc.	440	55,260
Extra Space Storage, Inc.	327	53,278
Invitation Homes, Inc.	1,651	51,561
Sun Communities, Inc.	356	50,153
Mid-America Apartment Communities, Inc.	319	48,182
Ventas, Inc.	1,098	47,598
Iron Mountain, Inc.	877	46,402
UDR, Inc.	1,073	44,057
Gaming and Leisure Properties, Inc.	836	43,522
Kimco Realty Corp.	2,157	42,126
Essex Property Trust, Inc.	200	41,828
Healthpeak Properties, Inc.	1,890	41,523
Host Hotels & Resorts, Inc.	2,479	40,879
Rexford Industrial Realty, Inc.	682	40,681
Camden Property Trust	375	39,315
Life Storage, Inc.	299	39,196
Regency Centers Corp.	638	39,033
Lamar Advertising Co. — Class A	384	38,358
CubeSmart	810	37,438
American Homes 4 Rent — Class A	1,159	36,451
Annaly Capital Management, Inc.	1,905	36,405
Boston Properties, Inc.	618	33,446
AGNC Investment Corp.	2,821	28,436
Medical Properties Trust, Inc.[1]	3,170	26,057
Vornado Realty Trust	1,283	19,720
Total REITS		2,110,801
Diversified Financial Services - 20.0%
Visa, Inc. — Class A	1,152	259,730
Mastercard, Inc. — Class A	580	210,778
American Express Co.	683	112,661
BlackRock, Inc. — Class A	168	112,412
Charles Schwab Corp.	1,919	100,517
CME Group, Inc. — Class A	515	98,633
Intercontinental Exchange, Inc.	877	91,462
Capital One Financial Corp.	745	71,639
Interactive Brokers Group, Inc. — Class A	843	69,598
Ameriprise Financial, Inc.	215	65,898
Discover Financial Services	610	60,292
T. Rowe Price Group, Inc.	531	59,950
Apollo Global Management, Inc.	947	59,813
Nasdaq, Inc.	1,017	55,599
XP, Inc. — Class A*	4,437	52,667
Tradeweb Markets, Inc. — Class A	658	51,995
Raymond James Financial, Inc.	545	50,832
Cboe Global Markets, Inc.	344	46,179
LPL Financial Holdings, Inc.	220	44,528
Synchrony Financial	1,427	41,497
Coinbase Global, Inc. — Class A*,1	608	41,083
Franklin Resources, Inc.	1,215	32,732
Ally Financial, Inc.	1,278	32,576
Invesco Ltd.	1,962	32,177
SoFi Technologies, Inc.*	4,384	26,611
Western Union Co.	2,158	24,062
SLM Corp.	1,598	19,799

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Diversified Financial Services - 20.0% (continued)
Upstart Holdings, Inc.*,1	780	$12,394
Total Diversified Financial Services		1,938,114
Insurance - 17.9%
Berkshire Hathaway, Inc. — Class B*	1,003	309,696
Marsh & McLennan Companies, Inc.	653	108,757
Progressive Corp.	751	107,438
Aon plc — Class A	289	91,119
Willis Towers Watson plc	331	76,918
Chubb Ltd.	393	76,313
Arthur J Gallagher & Co.	395	75,567
Travelers Companies, Inc.	428	73,364
Arch Capital Group Ltd.*	1,074	72,892
Aflac, Inc.	1,100	70,972
American International Group, Inc.	1,400	70,504
MetLife, Inc.	1,178	68,253
Prudential Financial, Inc.	770	63,710
Allstate Corp.	563	62,386
Hartford Financial Services Group, Inc.	784	54,637
Everest Re Group Ltd.	139	49,765
Principal Financial Group, Inc.	668	49,646
Cincinnati Financial Corp.	432	48,419
Brown & Brown, Inc.	763	43,811
W R Berkley Corp.	655	40,780
Equitable Holdings, Inc.	1,398	35,495
Voya Financial, Inc.	448	32,014
Unum Group	770	30,461
Lincoln National Corp.	1,004	22,560
Total Insurance		1,735,477
Commercial Services - 6.7%
S&P Global, Inc.	362	124,807
PayPal Holdings, Inc.*	1,452	110,265
Moody's Corp.	264	80,789
Block, Inc. — Class A*	1,046	71,808
Global Payments, Inc.	593	62,407
StoneCo Ltd. — Class A*	5,376	51,287
FleetCor Technologies, Inc.*	215	45,333
MarketAxess Holdings, Inc.	109	42,651
Toast, Inc. — Class A*	2,022	35,890
Affirm Holdings, Inc.*	1,871	21,086
Total Commercial Services		646,323
Private Equity - 3.5%
Blackstone, Inc. — Class A	1,371	120,429
KKR & Company, Inc. — Class A	1,348	70,797
Brookfield Corp.	1,801	58,695
Ares Management Corp. — Class A	694	57,907
Carlyle Group, Inc.	1,054	32,737
Total Private Equity		340,565
Software - 2.8%
Fiserv, Inc.*	851	96,188
MSCI, Inc. — Class A	135	75,558
Fidelity National Information Services, Inc.	1,235	67,098
Jack Henry & Associates, Inc.	251	37,831
Total Software		276,675
Internet - 0.7%
Zillow Group, Inc. — Class C*	844	37,533
Robinhood Markets, Inc. — Class A*	3,271	31,761
Total Internet		69,294
Real Estate - 0.6%
CBRE Group, Inc. — Class A*	729	53,078
Media - 0.5%
FactSet Research Systems, Inc.	110	45,660
Savings & Loans - 0.4%
New York Community Bancorp, Inc.	3,668	33,159
Total Common Stocks
(Cost $5,669,930)		9,578,506

PREFERRED STOCKS† - 0.6%
Financial - 0.6%
Itau Unibanco Holding S.A.
ADR	12,625	61,484
Total Preferred Stocks
(Cost $56,063)		61,484

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$49,419	49,419
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	19,524	19,524
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	19,525	19,525
Total Repurchase Agreements
(Cost $88,468)		88,468

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[4]	113,681	113,681
Total Securities Lending Collateral
(Cost $113,681)		113,681
Total Investments - 101.7%
(Cost $5,928,142)		$9,842,139
Other Assets & Liabilities, net - (1.7)%		(168,684)
Total Net Assets - 100.0%		$9,673,455

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,578,506	$—	$—	$9,578,506
Preferred Stocks	61,484	—	—	61,484
Repurchase Agreements	—	88,468	—	88,468
Securities Lending Collateral	113,681	—	—	113,681
Total Assets	$9,753,671	$88,468	$—	$9,842,139

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
MUTUAL FUNDS† - 30.2%
Guggenheim Variable Insurance Strategy Fund III[1]	134,486	$3,261,276
Guggenheim Strategy Fund III[1]	89,107	2,160,843
Guggenheim Strategy Fund II1	4,552	110,208
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	7,274	70,627
Total Mutual Funds
(Cost $5,738,109)		5,602,954

	Face Amount
U.S. TREASURY BILLS†† - 15.0%
U.S. Treasury Bills
3.36% due 04/11/23[2,3]	$2,798,000	2,795,152
Total U.S. Treasury Bills
(Cost $2,795,202)		2,795,152

REPURCHASE AGREEMENTS††,4 - 54.3%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	5,627,188	5,627,188
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	2,223,207	2,223,207
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	2,223,207	2,223,207
Total Repurchase Agreements
(Cost $10,073,602)		10,073,602
Total Investments - 99.5%
(Cost $18,606,913)		$18,471,708
Other Assets & Liabilities, net - 0.5%		91,553
Total Net Assets - 100.0%		$18,563,261

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
FTSE 100 Index Futures Contracts	12	Jun 2023	$1,131,870	$42,033
S&P 500 Index Mini Futures Contracts	8	Jun 2023	1,655,100	34,991
Tokyo Stock Price Index Futures Contracts	8	Jun 2023	1,215,381	33,844
Nikkei 225 (OSE) Index Futures Contracts	4	Jun 2023	849,923	30,282
NASDAQ-100 Index Mini Futures Contracts	5	Jun 2023	1,330,075	30,214
Euro STOXX 50 Index Futures Contracts	11	Jun 2023	509,124	29,434
DAX Index Futures Contracts	2	Jun 2023	857,600	29,315
Dow Jones Industrial Average Index Mini Futures Contracts	12	Jun 2023	2,007,480	20,762
MSCI EAFE Index Futures Contracts	5	Jun 2023	524,075	19,106
Russell 2000 Index Mini Futures Contracts	10	Jun 2023	906,700	15,622
CAC 40 10 Euro Index Futures Contracts	7	Apr 2023	558,208	13,724
Amsterdam Index Futures Contracts	2	Apr 2023	328,827	12,037
S&P MidCap 400 Index Mini Futures Contracts	1	Jun 2023	253,000	8,068
FTSE Taiwan Index Futures Contracts	4	Apr 2023	222,640	1,418
OMX Stockholm 30 Index Futures Contracts††	2	Apr 2023	42,887	926
IBEX 35 Index Futures Contracts††	6	Apr 2023	598,582	(2,273)
CBOE Volatility Index Futures Contracts	15	Aug 2023	355,500	(6,232)
CBOE Volatility Index Futures Contracts	21	Sep 2023	504,000	(6,505)
			$13,850,972	$306,766

Commodity Futures Contracts Purchased†
Cocoa Futures Contracts	40	May 2023	$1,172,400	$82,283
ECX Emission Futures Contracts	1	Dec 2023	99,740	13,001
Cattle Feeder Futures Contracts	6	May 2023	615,600	12,887
Live Cattle Futures Contracts	5	Jun 2023	324,100	12,800
Corn Futures Contracts	15	May 2023	493,875	12,388
Soybean Futures Contracts	13	Nov 2023	857,350	12,121

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
Corn Futures Contracts	24	Sep 2023	$692,700	$10,755
Soybean Oil Futures Contracts	17	Dec 2023	554,268	9,235
Soybean Meal Futures Contracts	14	Dec 2023	584,080	5,506
NY Harbor ULSD Futures Contracts	1	Apr 2023	109,721	4,445
Gasoline RBOB Futures Contracts	3	Apr 2023	338,058	3,506
Soybean Meal Futures Contracts	20	May 2023	929,600	3,321
LME Lead Futures Contracts	1	May 2023	52,636	377
Silver Futures Contracts	1	May 2023	121,050	297
SGX Iron Ore 62% Futures Contracts	5	May 2023	62,660	200
Coffee 'C' Futures Contracts	2	May 2023	127,875	110
Brent Crude Futures Contracts	2	Jun 2023	159,580	(203)
Copper Futures Contracts	6	May 2023	612,375	(403)
LME Tin Futures Contracts	1	May 2023	129,380	(462)
Oat Futures Contracts	12	Jul 2023	217,950	(523)
Low Sulphur Gas Oil Futures Contracts	7	May 2023	530,075	(3,087)
			$8,785,073	$178,554

Currency Futures Contracts Purchased†
Mexican Peso Futures Contracts	83	Jun 2023	$2,269,220	$17,640
New Zealand Dollar Futures Contracts	15	Jun 2023	938,100	10,916
			$3,207,320	$28,556

Interest Rate Futures Contracts Purchased†
Australian Government 10 Year Bond Futures Contracts	9	Jun 2023	$742,939	$10,495
U.S. Treasury Ultra Long Bond Futures Contracts	3	Jun 2023	424,875	5,999
Euro - OATS Futures Contracts	1	Jun 2023	141,619	4,843
U.S. Treasury Long Bond Futures Contracts	1	Jun 2023	131,344	914
Euro - BTP Italian Government Bond Futures Contracts††	1	Jun 2023	125,583	663
			$1,566,360	$22,914

Commodity Futures Contracts Sold Short†
Euro - Rapeseed Futures Contracts	16	Apr 2023	$412,933	$64,593
Euro - Mill Wheat Futures Contracts	34	May 2023	480,932	50,152
Lean Hogs Futures Contracts	15	Jun 2023	548,700	49,633
Canadian Canola (WCE) Futures Contracts	61	May 2023	693,379	46,719
Wheat Futures Contracts	11	May 2023	380,600	43,312
Soybean Futures Contracts	10	Jul 2023	737,750	14,762
CME Random Length Lumber Futures Contracts	10	May 2023	407,770	13,394
Corn Futures Contracts	16	Jul 2023	508,000	11,560
Soybean Meal Futures Contracts	9	Jul 2023	413,730	5,211
LME Zinc Futures Contracts	13	May 2023	947,213	5,011
Natural Gas Futures Contracts	12	Jun 2023	324,840	2,344
LME Nickel Futures Contracts	1	May 2023	142,500	1,071
CME Nonfat Dry Milk Futures Contracts	1	May 2023	51,700	624
Natural Gas Futures Contracts	7	Apr 2023	153,580	(1,775)
Palladium Futures Contracts	1	Jun 2023	146,400	(5,403)
LME Primary Aluminum Futures Contracts	11	May 2023	658,281	(7,877)
Sugar #11 Futures Contracts	20	Apr 2023	499,520	(8,575)
Hard Red Winter Wheat Futures Contracts	7	May 2023	307,037	(8,699)
Soybean Futures Contracts	9	May 2023	677,250	(10,228)
Soybean Oil Futures Contracts	14	May 2023	469,560	(11,666)
Cotton #2 Futures Contracts	6	May 2023	248,490	(11,863)
Live Cattle Futures Contracts	10	Oct 2023	661,600	(13,217)
Red Spring Wheat Futures Contracts	13	May 2023	582,400	(15,334)
			$10,454,165	$213,749

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	18	Apr 2023	$374,400	$28,437
S&P/TSX 60 IX Index Futures Contracts	3	Jun 2023	536,621	(15,809)
			$911,021	$12,628

Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	17	Jun 2023	$1,618,931	$16,728
Australian Dollar Futures Contracts	10	Jun 2023	670,400	5,547
Euro FX Futures Contracts	1	Jun 2023	136,181	7
Canadian Dollar Futures Contracts	6	Jun 2023	444,450	(274)
British Pound Futures Contracts	8	Jun 2023	617,850	(1,384)
Swiss Franc Futures Contracts	12	Jun 2023	1,653,525	(11,037)
			$5,141,337	$9,587

Interest Rate Futures Contracts Sold Short†
Long Gilt Futures Contracts††	12	Jun 2023	$1,540,990	$2,793
Australian Government 3 Year Bond Futures Contracts	19	Jun 2023	1,384,729	1,563
U.S. Treasury 10 Year Note Futures Contracts	5	Jun 2023	575,234	(2,016)
U.S. Treasury 5 Year Note Futures Contracts	13	Jun 2023	1,425,430	(3,356)
Canadian Government 10 Year Bond Futures Contracts	9	Jun 2023	839,437	(6,829)
Euro - Schatz Futures Contracts	23	Jun 2023	2,638,499	(16,765)
Euro - Bobl Futures Contracts	7	Jun 2023	896,474	(18,114)
Euro - Bund Futures Contracts	7	Jun 2023	1,033,709	(26,185)
U.S. Treasury 2 Year Note Futures Contracts	33	Jun 2023	6,817,852	(30,883)
			$17,152,354	$(99,792)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$5,602,954	$—	$—	$5,602,954
U.S. Treasury Bills	—	2,795,152	—	2,795,152
Repurchase Agreements	—	10,073,602	—	10,073,602
Commodity Futures Contracts**	491,618	—	—	491,618
Equity Futures Contracts**	349,287	926	—	350,213
Currency Futures Contracts**	50,838	—	—	50,838
Interest Rate Futures Contracts**	23,814	3,456	—	27,270
Total Assets	$6,518,511	$12,873,136	$—	$19,391,647

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$104,148	$—	$—	$104,148
Commodity Futures Contracts**	99,315	—	—	99,315
Equity Futures Contracts**	28,546	2,273	—	30,819
Currency Futures Contracts**	12,695	—	—	12,695
Total Liabilities	$244,704	$2,273	$—	$246,977

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$109,435	$–	$–	$–	$773	$110,208	4,552	$1,365
Guggenheim Strategy Fund III	2,143,912	–	–	–	16,931	2,160,843	89,107	26,508
Guggenheim Ultra Short Duration Fund — Institutional Class	70,118	–	–	–	509	70,627	7,274	857
Guggenheim Variable Insurance Strategy Fund III	3,237,068	–	–	–	24,208	3,261,276	134,486	39,570
	$5,560,533	$–	$–	$–	$42,421	$5,602,954		$68,300

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
MUTUAL FUNDS† - 9.7%
Guggenheim Strategy Fund II1	19,093	$462,239
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	44,947	436,439
Total Mutual Funds
(Cost $902,681)		898,678

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 48.2%
U.S. Treasury Bonds
3.63% due 02/15/53	$4,500,000	4,467,656
Total U.S. Government Securities
(Cost $4,291,459)		4,467,656

FEDERAL AGENCY NOTES†† - 15.1%
Federal Home Loan Bank
4.89% (SOFR + 0.07%, Rate Floor: 0.00%) due 04/06/23◊	1,000,000	1,000,001
Federal Farm Credit Bank
4.77% (3 Month U.S. Treasury Bill Rate + 0.04%, Rate Floor: 0.00%) due 05/03/23◊	400,000	399,986
Total Federal Agency Notes
(Cost $1,399,979)		1,399,987

U.S. TREASURY BILLS†† - 2.6%
U.S. Treasury Bills
3.36% due 04/11/23[2,3]	243,000	242,753
Total U.S. Treasury Bills
(Cost $242,757)		242,753

REPURCHASE AGREEMENTS††,4 - 25.6%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	1,323,029	1,323,029
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	522,706	522,706
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	522,706	522,706
Total Repurchase Agreements
(Cost $2,368,441)		2,368,441
Total Investments - 101.2%
(Cost $9,205,317)		$9,377,515
Other Assets & Liabilities, net - (1.2)%		(115,270)
Total Net Assets - 100.0%		$9,262,245

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	51	Jun 2023	$7,222,875	$166,193

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$898,678	$—	$—	$898,678
U.S. Government Securities	—	4,467,656	—	4,467,656
Federal Agency Notes	—	1,399,987	—	1,399,987
U.S. Treasury Bills	—	242,753	—	242,753
Repurchase Agreements	—	2,368,441	—	2,368,441
Interest Rate Futures Contracts**	166,193	—	—	166,193
Total Assets	$1,064,871	$8,478,837	$—	$9,543,708

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$458,993	$–	$–	$–	$3,246	$462,239	19,093	$5,726
Guggenheim Ultra Short Duration Fund — Institutional Class	433,293	–	–	–	3,146	436,439	44,947	5,298
	$892,286	$–	$–	$–	$6,392	$898,678		$11,024

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Pharmaceuticals - 33.5%
Johnson & Johnson	5,496	$851,880
Eli Lilly & Co.	2,151	738,696
AbbVie, Inc.	4,559	726,568
Merck & Company, Inc.	6,480	689,407
Pfizer, Inc.	15,717	641,254
Bristol-Myers Squibb Co.	7,458	516,914
CVS Health Corp.	5,460	405,733
AstraZeneca plc ADR	5,218	362,181
Becton Dickinson and Co.	1,454	359,923
Zoetis, Inc.	2,128	354,184
Cigna Group	1,385	353,909
McKesson Corp.	836	297,658
Dexcom, Inc.*	2,432	282,550
Novo Nordisk A/S ADR	1,487	236,641
Novartis AG ADR	2,546	234,232
Jazz Pharmaceuticals plc*	1,548	226,519
AmerisourceBergen Corp. — Class A	1,405	224,955
GSK plc ADR	6,311	224,545
Alkermes plc*	7,343	206,999
Teva Pharmaceutical Industries Ltd. ADR*	22,343	197,736
Cardinal Health, Inc.	2,541	191,845
Viatris, Inc.	15,010	144,396
Henry Schein, Inc.*	1,712	139,596
Neurocrine Biosciences, Inc.*	1,344	136,040
Elanco Animal Health, Inc.*	9,412	88,473
Total Pharmaceuticals		8,832,834
Healthcare-Products - 28.8%
Thermo Fisher Scientific, Inc.	1,105	636,889
Abbott Laboratories	5,555	562,499
Danaher Corp.	2,161	544,659
Stryker Corp.	1,466	418,499
Intuitive Surgical, Inc.*	1,594	407,219
Boston Scientific Corp.*	7,243	362,367
Medtronic plc	4,472	360,533
Edwards Lifesciences Corp.*	3,608	298,490
IDEXX Laboratories, Inc.*	553	276,544
ResMed, Inc.	1,105	241,984
Zimmer Biomet Holdings, Inc.	1,727	223,128
West Pharmaceutical Services, Inc.	622	215,504
Align Technology, Inc.*	619	206,833
Insulet Corp.*	622	198,393
Baxter International, Inc.	4,840	196,310
Hologic, Inc.*	2,345	189,242
STERIS plc	987	188,793
Cooper Companies, Inc.	500	186,680
Waters Corp.*	581	179,895
PerkinElmer, Inc.	1,323	176,303
Avantor, Inc.*	7,295	154,216
Teleflex, Inc.	602	152,493
Exact Sciences Corp.*	2,158	146,334
Bio-Techne Corp.	1,944	144,225
Masimo Corp.*	698	128,809
Dentsply Sirona, Inc.	3,187	125,185
Bruker Corp.	1,548	122,044
Repligen Corp.*	599	100,848
Lantheus Holdings, Inc.*	1,210	99,898
Natera, Inc.*	1,778	98,715
Shockwave Medical, Inc.*	431	93,454
Neogen Corp.*	4,329	80,173
Inari Medical, Inc.*	1,053	65,012
Total Healthcare-Products		7,582,170
Biotechnology - 19.6%
Amgen, Inc.	2,010	485,918
Gilead Sciences, Inc.	5,256	436,090
Regeneron Pharmaceuticals, Inc.*	500	410,835
Vertex Pharmaceuticals, Inc.*	1,226	386,276
Moderna, Inc.*	1,962	301,324
Biogen, Inc.*	976	271,357
Illumina, Inc.*	1,116	259,526
Seagen, Inc.*	1,111	224,944
Alnylam Pharmaceuticals, Inc.*	1,066	213,541
Horizon Therapeutics plc*	1,921	209,658
Argenx SE ADR*	530	197,467
BioNTech SE ADR	1,530	190,592
Royalty Pharma plc — Class A	5,146	185,410
BioMarin Pharmaceutical, Inc.*	1,842	179,116
Incyte Corp.*	2,102	151,912
Sarepta Therapeutics, Inc.*	984	135,625
United Therapeutics Corp.*	602	134,824
Exelixis, Inc.*	5,634	109,356
Apellis Pharmaceuticals, Inc.*	1,597	105,338
Halozyme Therapeutics, Inc.*	2,613	99,790
Ionis Pharmaceuticals, Inc.*	2,631	94,032
IVERIC bio, Inc.*	3,100	75,423
Cytokinetics, Inc.*	2,061	72,527
Intellia Therapeutics, Inc.*	1,875	69,881
Karuna Therapeutics, Inc.*	357	64,846
Mirati Therapeutics, Inc.*	1,436	53,391
Novavax, Inc.*,1	4,937	34,213
Total Biotechnology		5,153,212
Healthcare-Services - 15.4%
UnitedHealth Group, Inc.	1,898	896,976
Elevance Health, Inc.	941	432,681

Humana, Inc.	660	320,404
HCA Healthcare, Inc.	1,185	312,461
IQVIA Holdings, Inc.*	1,275	253,585
Centene Corp.*	3,916	247,530
ICON plc*	984	210,173
Laboratory Corporation of America Holdings	839	192,483
Quest Diagnostics, Inc.	1,210	171,191
Molina Healthcare, Inc.*	614	164,239
Charles River Laboratories International, Inc.*	676	136,430
Catalent, Inc.*	2,074	136,283
Universal Health Services, Inc. — Class B	989	125,702
Acadia Healthcare Company, Inc.*	1,489	107,580
Tenet Healthcare Corp.*	1,745	103,688
Teladoc Health, Inc.*	3,197	82,802
Syneos Health, Inc.*	2,289	81,534
Medpace Holdings, Inc.*	370	69,578
Total Healthcare-Services		4,045,320
Electronics - 1.0%
Agilent Technologies, Inc.	1,946	269,209

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Software - 0.9%
Veeva Systems, Inc. — Class A*	1,244	$228,635
Commercial Services - 0.3%
HealthEquity, Inc.*	1,553	91,177
Total Common Stocks
(Cost $16,787,926)		26,202,557

RIGHTS††† - 0.0%
Pharmaceuticals - 0.0%
Johnson & Johnson*	307	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$91,701	91,701
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	36,229	36,229
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	36,230	36,230
Total Repurchase Agreements
(Cost $164,160)		164,160

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.1%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[4]	24,989	24,989
Total Securities Lending Collateral
(Cost $24,989)		24,989
Total Investments - 100.2%
(Cost $16,977,075)		$26,391,706
Other Assets & Liabilities, net - (0.2)%		(54,391)
Total Net Assets - 100.0%		$26,337,315

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$26,202,557	$—	$—		$26,202,557
Rights	—	—	—	*	—
Repurchase Agreements	—	164,160	—		164,160
Securities Lending Collateral	24,989	—	—		24,989
Total Assets	$26,227,546	$164,160	$—		$26,391,706

*	Security has a market value of $0.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
EXCHANGE-TRADED FUNDS† - 2.4%
iShares iBoxx High Yield Corporate Bond ETF[1]	1,556	$117,555
SPDR Bloomberg High Yield Bond ETF	1,245	115,561
Total Exchange-Traded Funds
(Cost $263,173)		233,116

MUTUAL FUNDS† - 11.6%
Guggenheim Strategy Fund II2	23,000	556,821
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	57,301	556,390
Total Mutual Funds
(Cost $1,124,043)		1,113,211

	Face Amount
FEDERAL AGENCY NOTES†† - 3.7%
Federal Home Loan Bank
4.94% (SOFR + 0.12%, Rate Floor: 0.00%) due 09/06/23◊	$200,000	200,103
Federal Farm Credit Bank
4.77% (3 Month U.S. Treasury Bill Rate + 0.04%, Rate Floor: 0.00%) due 05/03/23◊	150,000	149,995
Total Federal Agency Notes
(Cost $349,991)		350,098

U.S. TREASURY BILLS†† - 2.5%
U.S. Cash Management Bill
3.94% due 04/17/23[3]	200,000	199,635
U.S. Treasury Bills
3.36% due 04/11/23[3,4]	35,000	34,964
Total U.S. Treasury Bills
(Cost $234,553)		234,599

REPURCHASE AGREEMENTS††,5 - 8.1%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	431,227	431,227
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	170,371	170,371
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	170,370	170,370
Total Repurchase Agreements
(Cost $771,968)		771,968

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.9%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[7]	88,984	88,984
Total Securities Lending Collateral
(Cost $88,984)		88,984
Total Investments - 29.2%
(Cost $2,832,712)		$2,791,976
Other Assets & Liabilities, net - 70.8%		6,770,644
Total Net Assets - 100.0%		$9,562,620

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	78	Jun 2023	$8,552,578	$51,502

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Value and Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	$9,100,000	$138,320	$100,689	$37,631

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	5.23% (Federal Funds Rate + 0.40%)	At Maturity	06/28/23	364	$27,486	$790
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	5.28% (Federal Funds Rate + 0.45%)	At Maturity	06/28/23	192	17,832	526

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements†† (continued)
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	5.23% (Federal Funds Rate + 0.40%)	At Maturity	04/27/23	86	$6,498	$187
							$51,816	$1,503

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of March 31, 2023.

CDX.NA.HY.40.V1 — Credit Default Swap North American High Yield Series 40 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$233,116	$—	$—	$233,116
Mutual Funds	1,113,211	—	—	1,113,211
Federal Agency Notes	—	350,098	—	350,098
U.S. Treasury Bills	—	234,599	—	234,599
Repurchase Agreements	—	771,968	—	771,968
Securities Lending Collateral	88,984	—	—	88,984
Interest Rate Futures Contracts**	51,502	—	—	51,502
Credit Default Swap Agreements**	—	37,631	—	37,631
Credit Index Swap Agreements**	—	1,503	—	1,503
Total Assets	$1,486,813	$1,395,799	$—	$2,882,612

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$552,911	$–	$–	$–	$3,910	$556,821	23,000	$6,897
Guggenheim Ultra Short Duration Fund — Institutional Class	552,379	–	–	–	4,011	556,390	57,301	6,754
	$1,105,290	$–	$–	$–	$7,921	$1,113,211		$13,651

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.1%
Internet - 55.7%
Alphabet, Inc. — Class A*	7,927	$822,268
Amazon.com, Inc.*	6,927	715,490
Meta Platforms, Inc. — Class A*	2,548	540,023
Netflix, Inc.*	843	291,240
Booking Holdings, Inc.*	84	222,802
Alibaba Group Holding Ltd. ADR*	2,013	205,688
Airbnb, Inc. — Class A*	1,536	191,078
Uber Technologies, Inc.*	5,423	171,909
Shopify, Inc. — Class A*	2,740	131,356
JD.com, Inc. ADR	2,931	128,642
Baidu, Inc. ADR*	805	121,491
eBay, Inc.	2,541	112,744
Sea Ltd. ADR*	1,199	103,773
DoorDash, Inc. — Class A*	1,617	102,777
VeriSign, Inc.*	485	102,495
Pinterest, Inc. — Class A*	3,585	97,763
MercadoLibre, Inc.*	73	96,218
Trip.com Group Ltd. ADR*	2,529	95,267
Spotify Technology S.A.*	670	89,525
Expedia Group, Inc.*	888	86,163
Etsy, Inc.*	773	86,058
Okta, Inc.*	958	82,618
Snap, Inc. — Class A*	7,151	80,163
GoDaddy, Inc. — Class A*	1,028	79,896
Chewy, Inc. — Class A*	2,077	77,638
Wix.com Ltd.*	772	77,046
Match Group, Inc.*	1,960	75,244
Zillow Group, Inc. — Class C*	1,610	71,597
Roku, Inc.*	1,020	67,136
F5, Inc.*	441	64,249
IAC, Inc.*	901	46,492
Wayfair, Inc. — Class A*	1,199	41,174
Lyft, Inc. — Class A*	4,117	38,165
Ziff Davis, Inc.*	469	36,605
Bumble, Inc. — Class A*	1,810	35,385
TripAdvisor, Inc.*	1,703	33,822
Overstock.com, Inc.*	1,118	22,662
Total Internet		5,444,662
Software - 27.4%
Salesforce, Inc.*	1,618	323,244
Adobe, Inc.*	802	309,067
Activision Blizzard, Inc.	2,133	182,564
Workday, Inc. — Class A*	816	168,537
Snowflake, Inc. — Class A*	995	153,519
Electronic Arts, Inc.	1,098	132,254
Veeva Systems, Inc. — Class A*	664	122,037
Datadog, Inc. — Class A*	1,434	104,194
Cloudflare, Inc. — Class A*	1,667	102,787
Take-Two Interactive Software, Inc.*	852	101,644
Zoom Video Communications, Inc. — Class A*	1,373	101,382
ROBLOX Corp. — Class A*	2,044	91,939
MongoDB, Inc.*	389	90,684
NetEase, Inc. ADR	1,012	89,501
Bilibili, Inc. ADR*,1	3,740	87,890
Akamai Technologies, Inc.*	1,031	80,727
Twilio, Inc. — Class A*	1,211	80,689
DocuSign, Inc.*	1,304	76,023
ZoomInfo Technologies, Inc. — Class A*	2,756	68,101
Dropbox, Inc. — Class A*	2,941	63,584
Smartsheet, Inc. — Class A*	1,171	55,974
Nutanix, Inc. — Class A*	2,100	54,579
DigitalOcean Holdings, Inc.*	955	37,407
Total Software		2,678,327
Telecommunications - 10.2%
Cisco Systems, Inc.	6,117	319,766
Motorola Solutions, Inc.	559	159,947
Arista Networks, Inc.*	848	142,345
Telefonaktiebolaget LM Ericsson ADR[1]	14,640	85,644
Nokia Oyj ADR	17,077	83,848
Juniper Networks, Inc.	2,254	77,583
Ciena Corp.*	1,202	63,129
Viavi Solutions, Inc.*	3,270	35,414
CommScope Holding Company, Inc.*	3,987	25,397
Total Telecommunications		993,073
Commercial Services - 4.3%
PayPal Holdings, Inc.*	2,768	210,202
CoStar Group, Inc.*	1,737	119,592
Paylocity Holding Corp.*	289	57,447
Chegg, Inc.*	1,926	31,394
Total Commercial Services		418,635
Entertainment - 0.6%
DraftKings, Inc. — Class A*	3,174	61,449
Healthcare-Services - 0.4%
Teladoc Health, Inc.*	1,704	44,134
Computers - 0.5%
Lumentum Holdings, Inc.*	811	43,802
Total Common Stocks
(Cost $6,878,701)		9,684,082

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$58,341	58,341
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	23,049	23,049
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	23,050	23,050
Total Repurchase Agreements
(Cost $104,440)		104,440

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.4%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[4]	138,109	$138,109
Total Securities Lending Collateral
(Cost $138,109)		138,109
Total Investments - 101.6%

(Cost $7,121,250)	9,926,631
Other Assets & Liabilities, net - (1.6)%	(158,688)
Total Net Assets - 100.0%	$9,767,943

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,684,082	$—	$—	$9,684,082
Repurchase Agreements	—	104,440	—	104,440
Securities Lending Collateral	138,109	—	—	138,109
Total Assets	$9,822,191	$104,440	$—	$9,926,631

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 20.5%
Federal Home Loan Bank
4.89% (SOFR + 0.07%, Rate Floor: 0.00%) due 04/06/23◊	$200,000	$200,000
4.94% (SOFR + 0.12%, Rate Floor: 0.00%) due 09/06/23◊	100,000	100,052
Federal Farm Credit Bank
4.77% (3 Month U.S. Treasury Bill Rate + 0.04%, Rate Floor: 0.00%) due 05/03/23◊	100,000	99,996
Total Federal Agency Notes
(Cost $399,994)		400,048

U.S. TREASURY BILLS†† - 10.2%
U.S. Treasury Bills
4.21% due 05/02/23[1,2]	200,000	199,261
Total U.S. Treasury Bills
(Cost $199,275)		199,261

REPURCHASE AGREEMENTS††,3 - 74.7%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[1]	814,548	814,548
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[1]	321,814	321,814
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[1]	321,814	321,814
Total Repurchase Agreements
(Cost $1,458,176)		1,458,176
Total Investments - 105.4%
(Cost $2,057,445)		$2,057,485
Other Assets & Liabilities, net - (5.4)%		(105,322)
Total Net Assets - 100.0%		$1,952,163

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average Index	Receive	4.98% (Federal Funds Rate + 0.15%)	At Maturity	06/28/23	53	$1,757,308	$(46,484)
Barclays Bank plc	Dow Jones Industrial Average Index	Receive	5.07% (SOFR + 0.25%)	At Maturity	06/27/23	64	2,137,275	(54,104)
							$3,894,583	$(100,588)

††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$400,048	$—	$400,048
U.S. Treasury Bills	—	199,261	—	199,261
Repurchase Agreements	—	1,458,176	—	1,458,176
Total Assets	$—	$2,057,485	$—	$2,057,485

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$100,588	$—	$100,588

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
MUTUAL FUNDS† - 29.6%
Guggenheim Strategy Fund II1	24,812	$600,687
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	51,575	500,794
Total Mutual Funds
(Cost $1,122,058)		1,101,481

	Face Amount
FEDERAL AGENCY NOTES†† - 8.1%
Federal Farm Credit Bank
4.77% (3 Month U.S. Treasury Bill Rate + 0.04%, Rate Floor: 0.00%) due 05/03/23◊	$200,000	199,993
Federal Home Loan Bank
4.94% (SOFR + 0.12%, Rate Floor: 0.00%) due 09/06/23◊	100,000	100,051
Total Federal Agency Notes
(Cost $299,988)		300,044

U.S. TREASURY BILLS†† - 7.2%
U.S. Cash Management Bill
3.94% due 04/17/23[2]	250,000	249,543
U.S. Treasury Bills
3.36% due 04/11/23[2,3]	20,000	19,980
Total U.S. Treasury Bills
(Cost $269,465)		269,523

REPURCHASE AGREEMENTS†† - 103.1%
Individual Repurchase Agreements[5]
Mizuho Securities USA LLC issued 03/31/23 at 4.65% due 04/03/23 (secured by a U.S. Treasury Bond, at a rate of 3.63% and maturing 02/15/53 as collateral, with a value of $1,768,837) to be repurchased at $1,734,826	1,734,154	1,734,154
Barclays Capital, Inc. issued 03/31/23 at 4.50% due 04/03/23 (secured by a U.S. Treasury Bond, at a rate of 3.63% and maturing 02/15/53 as collateral, with a value of $787,440) to be repurchased at $772,290	772,000	772,000
Joint Repurchase Agreements[4] J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	741,430	741,430
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	292,926	292,926
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	292,926	292,926
Total Repurchase Agreements
(Cost $3,833,436)		3,833,436
Total Investments - 148.0%
(Cost $5,524,947)		$5,504,484

U.S. GOVERNMENT SECURITIES SOLD SHORT†† - (88.1)%
U.S. Treasury Bonds
3.63% due 02/15/53	3,300,000	(3,276,281)
Total Securities Sold Short - (88.1)%
(Proceeds $3,212,904)		$(3,276,281)
Other Assets & Liabilities, net - 40.1%		1,490,503
Total Net Assets - 100.0%		$3,718,706

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	3	Jun 2023	$424,875	$(14,274)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as short security collateral at March 31, 2023.

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,101,481	$—	$—	$1,101,481
Federal Agency Notes	—	300,044	—	300,044
U.S. Treasury Bills	—	269,523	—	269,523
Repurchase Agreements	—	3,833,436	—	3,833,436
Total Assets	$1,101,481	$4,403,003	$—	$5,504,484

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$3,276,281	$—	$3,276,281
Interest Rate Futures Contracts**	14,274	—	—	14,274
Total Liabilities	$14,274	$3,276,281	$—	$3,290,555

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$596,469	$–	$–	$–	$4,218	$600,687	24,812	$7,441
Guggenheim Ultra Short Duration Fund — Institutional Class	497,184	–	–	–	3,610	500,794	51,575	6,079
	$1,093,653	$–	$–	$–	$7,828	$1,101,481		$13,520

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
MUTUAL FUNDS† - 14.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,280	$31,848
Guggenheim Strategy Fund II1	822	19,895
Total Mutual Funds
(Cost $52,024)		51,743

	Face Amount
FEDERAL AGENCY NOTES†† - 14.3%
Federal Home Loan Bank
4.89% (SOFR + 0.07%, Rate Floor: 0.00%) due 04/06/23◊	$50,000	50,000
Total Federal Agency Notes
(Cost $50,000)		50,000

REPURCHASE AGREEMENTS††,2 - 66.2%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[3]	129,855	129,855
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[3]	51,304	51,304
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[3]	51,304	51,304
Total Repurchase Agreements
(Cost $232,463)		232,463
Total Investments - 95.2%
(Cost $334,487)		$334,206
Other Assets & Liabilities, net - 4.8%		16,797
Total Net Assets - 100.0%		$351,003

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	Receive	4.78% (Federal Funds Rate - 0.05%)	At Maturity	06/28/23	12	$29,195	$(911)
BNP Paribas	S&P MidCap 400 Index	Receive	4.88% (Federal Funds Rate + 0.05%)	At Maturity	06/28/23	21	52,009	(1,623)
Barclays Bank plc	S&P MidCap 400 Index	Receive	5.02% (SOFR + 0.20%)	At Maturity	06/27/23	106	266,937	(9,066)
							$348,141	$(11,600)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2023.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$51,743	$—	$—	$51,743
Federal Agency Notes	—	50,000	—	50,000
Repurchase Agreements	—	232,463	—	232,463
Total Assets	$51,743	$282,463	$—	$334,206

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$11,600	$—	$11,600

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$19,755	$–	$–	$–	$140	$19,895	822	$246
Guggenheim Ultra Short Duration Fund — Institutional Class	31,618	–	–	–	230	31,848	3,280	387
	$51,373	$–	$–	$–	$370	$51,743		$633

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
MUTUAL FUNDS† - 15.4%
Guggenheim Strategy Fund II1	10,880	$263,396
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	22,830	221,676
Total Mutual Funds
(Cost $495,909)		485,072

	Face Amount
U.S. TREASURY BILLS†† - 12.6%
U.S. Cash Management Bill
3.94% due 04/17/23[2]	$200,000	199,634
U.S. Treasury Bills
4.21% due 05/02/23[2,3]	200,000	199,261
Total U.S. Treasury Bills
(Cost $398,863)		398,895

FEDERAL AGENCY NOTES†† - 6.3%
Federal Farm Credit Bank
4.77% (3 Month U.S. Treasury Bill Rate + 0.04%, Rate Floor: 0.00%) due 05/03/23◊	200,000	199,993
Total Federal Agency Notes
(Cost $199,988)		199,993

REPURCHASE AGREEMENTS††,4 - 70.5%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[3]	1,241,603	1,241,603
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[3]	490,537	490,537
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[3]	490,536	490,536
Total Repurchase Agreements
(Cost $2,222,676)		2,222,676
Total Investments - 104.8%
(Cost $3,317,436)		$3,306,636
Other Assets & Liabilities, net - (4.8)%		(152,242)
Total Net Assets - 100.0%		$3,154,394

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	Receive	5.08% (Federal Funds Rate + 0.25%)	At Maturity	06/28/23	39	$510,929	$(22,121)
Barclays Bank plc	NASDAQ-100 Index	Receive	5.17% (SOFR + 0.35%)	At Maturity	06/27/23	86	1,127,853	(43,489)
Goldman Sachs International	NASDAQ-100 Index	Receive	5.13% (Federal Funds Rate + 0.30%)	At Maturity	06/28/23	114	1,497,306	(64,828)
							$3,136,088	$(130,438)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2023.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$485,072	$—	$—	$485,072
U.S. Treasury Bills	—	398,895	—	398,895
Federal Agency Notes	—	199,993	—	199,993
Repurchase Agreements	—	2,222,676	—	2,222,676
Total Assets	$485,072	$2,821,564	$—	$3,306,636

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$130,438	$—	$130,438

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$261,546	$–	$–	$–	$1,850	$263,396	10,880	$3,262
Guggenheim Ultra Short Duration Fund — Institutional Class	220,078	–	–	–	1,598	221,676	22,830	2,691
	$481,624	$–	$–	$–	$3,448	$485,072		$5,953

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
MUTUAL FUNDS† - 8.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	6,762	$65,663
Guggenheim Strategy Fund II1	2,575	62,335
Total Mutual Funds
(Cost $128,417)		127,998

	Face Amount
FEDERAL AGENCY NOTES†† - 6.5%
Federal Farm Credit Bank
4.77% (3 Month U.S. Treasury Bill Rate + 0.04%, Rate Floor: 0.00%) due 05/03/23◊	$100,000	99,996
Total Federal Agency Notes
(Cost $99,994)		99,996

U.S. TREASURY BILLS†† - 6.4%
U.S. Cash Management Bill
3.94% due 04/17/23[2]	100,000	99,817
Total U.S. Treasury Bills
(Cost $99,794)		99,817

REPURCHASE AGREEMENTS††,3 - 83.2%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[4]	719,101	719,101
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[4]	284,104	284,104
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[4]	284,105	284,105
Total Repurchase Agreements
(Cost $1,287,310)		1,287,310
Total Investments - 104.4%
(Cost $1,615,515)		$1,615,121
Other Assets & Liabilities, net - (4.4)%		(68,536)
Total Net Assets - 100.0%		$1,546,585

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Russell 2000 Index	Receive	4.63% (Federal Funds Rate - 0.20%)	At Maturity	06/28/23	161	$290,528	$(8,035)
Barclays Bank plc	Russell 2000 Index	Receive	4.32% (SOFR - 0.50%)	At Maturity	06/27/23	172	309,286	(8,375)
Goldman Sachs International	Russell 2000 Index	Receive	4.68% (Federal Funds Rate - 0.15%)	At Maturity	06/28/23	528	951,776	(26,324)
							$1,551,590	$(42,734)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2023.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$127,998	$—	$—	$127,998
Federal Agency Notes	—	99,996	—	99,996
U.S. Treasury Bills	—	99,817	—	99,817
Repurchase Agreements	—	1,287,310	—	1,287,310
Total Assets	$127,998	$1,487,123	$—	$1,615,121

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$42,734	$—	$42,734

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$61,898	$–	$–	$–	$437	$62,335	2,575	$772
Guggenheim Ultra Short Duration Fund — Institutional Class	65,189	–	–	–	474	65,663	6,762	797
	$127,087	$–	$–	$–	$911	$127,998		$1,569

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
MUTUAL FUNDS† - 8.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	60,526	$587,707
Guggenheim Strategy Fund II1	14,382	348,189
Total Mutual Funds
(Cost $954,123)		935,896

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 10.8%
Federal Home Loan Bank
4.30% due 04/03/23[2]	$1,000,000	999,761
4.60% due 04/21/23[2]	250,000	249,425
Total Federal Agency Discount Notes
(Cost $1,249,122)		1,249,186

FEDERAL AGENCY NOTES†† - 5.2%
Federal Farm Credit Bank
4.77% (3 Month U.S. Treasury Bill Rate + 0.04%, Rate Floor: 0.00%) due 05/03/23◊	500,000	499,982
Federal Home Loan Bank
4.94% (SOFR + 0.12%, Rate Floor: 0.00%) due 09/06/23◊	100,000	100,051
Total Federal Agency Notes
(Cost $599,970)		600,033

U.S. TREASURY BILLS†† - 1.1%
U.S. Treasury Bills
4.21% due 05/02/23[2,3]	100,000	99,630
3.36% due 04/11/23[2,4]	23,000	22,977
Total U.S. Treasury Bills
(Cost $122,615)		122,607

REPURCHASE AGREEMENTS††,5 - 77.0%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[3]	4,952,047	4,952,047
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[3]	1,956,470	1,956,470
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[3]	1,956,470	1,956,470
Total Repurchase Agreements
(Cost $8,864,987)		8,864,987
Total Investments - 102.2%
(Cost $11,790,817)		$11,772,709
Other Assets & Liabilities, net - (2.2)%		(258,405)
Total Net Assets - 100.0%		$11,514,304

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	3	Jun 2023	$620,663	$(18,154)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	Receive	5.03% (Federal Funds Rate + 0.20%)	At Maturity	06/28/23	149	$612,952	$(20,591)
Barclays Bank plc	S&P 500 Index	Receive	5.12% (SOFR + 0.30%)	At Maturity	06/27/23	283	1,162,073	(37,267)
Goldman Sachs International	S&P 500 Index	Receive	5.13% (Federal Funds Rate + 0.30%)	At Maturity	06/28/23	2,215	9,100,245	(200,412)
							$10,875,270	$(258,270)

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2023.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$935,896	$—	$—	$935,896
Federal Agency Discount Notes	—	1,249,186	—	1,249,186
Federal Agency Notes	—	600,033	—	600,033
U.S. Treasury Bills	—	122,607	—	122,607
Repurchase Agreements	—	8,864,987	—	8,864,987
Total Assets	$935,896	$10,836,813	$—	$11,772,709

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$18,154	$—	$—	$18,154
Equity Index Swap Agreements**	—	258,270	—	258,270
Total Liabilities	$18,154	$258,270	$—	$276,424

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$345,744	$–	$–	$–	$2,445	$348,189	14,382	$4,312
Guggenheim Ultra Short Duration Fund — Institutional Class	583,470	–	–	–	4,237	587,707	60,526	7,133
	$929,214	$–	$–	$–	$6,682	$935,896		$11,445

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
U.S. TREASURY BILLS†† - 17.4%
U.S. Treasury Bills
3.36% due 04/11/23[1,2]	$185,000	$184,812
Total U.S. Treasury Bills
(Cost $184,815)		184,812

FEDERAL AGENCY NOTES†† - 9.4%
Federal Farm Credit Bank
4.77% (3 Month U.S. Treasury Bill Rate + 0.04%, Rate Floor: 0.00%) due 05/03/23◊	100,000	99,996
Total Federal Agency Notes
(Cost $99,994)		99,996

FEDERAL AGENCY DISCOUNT NOTES†† - 9.4%
Federal Home Loan Bank
4.60% due 04/21/23[2]	100,000	99,770
Total Federal Agency Discount Notes
(Cost $99,744)		99,770

REPURCHASE AGREEMENTS††,3 - 62.3%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	369,591	369,591
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	146,020	146,020
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	146,019	146,019
Total Repurchase Agreements
(Cost $661,630)		661,630
Total Investments - 98.5%
(Cost $1,046,183)		$1,046,208
Other Assets & Liabilities, net - 1.5%		16,049
Total Net Assets - 100.0%		$1,062,257

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	22	Jun 2023	$2,095,088	$50,797
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	15	Jun 2023	2,120,250	35,133

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$184,812	$—	$184,812
Federal Agency Notes	—	99,996	—	99,996
Federal Agency Discount Notes	—	99,770	—	99,770
Repurchase Agreements	—	661,630	—	661,630
Currency Futures Contracts**	50,797	—	—	50,797
Equity Futures Contracts**	35,133	—	—	35,133
Total Assets	$85,930	$1,046,208	$—	$1,132,138

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.6%
Retail - 19.1%
McDonald's Corp.	1,182	$330,499
Starbucks Corp.	2,410	250,953
Chipotle Mexican Grill, Inc. — Class A*	93	158,871
Yum! Brands, Inc.	1,063	140,401
Darden Restaurants, Inc.	645	100,078
Restaurant Brands International, Inc.	1,261	84,664
Yum China Holdings, Inc.	1,287	81,583
Domino's Pizza, Inc.	242	79,829
Texas Roadhouse, Inc. — Class A	563	60,838
Wingstop, Inc.	253	46,446
Wendy's Co.	2,068	45,041
Cracker Barrel Old Country Store, Inc.	314	35,670
Papa John's International, Inc.	449	33,644
Shake Shack, Inc. — Class A*	603	33,460
Bloomin' Brands, Inc.	1,299	33,319
Cheesecake Factory, Inc.	823	28,846
Dave & Buster's Entertainment, Inc.*	754	27,740
Total Retail		1,571,882
Media - 17.1%
Walt Disney Co.*	3,148	315,209
Comcast Corp. — Class A	7,742	293,499
Charter Communications, Inc. — Class A*	402	143,759
Warner Bros Discovery, Inc.*	8,861	133,801
Fox Corp. — Class A	2,875	97,894
Paramount Global — Class B	3,667	81,811
Liberty Broadband Corp. — Class C*	939	76,716
News Corp. — Class A	4,224	72,949
World Wrestling Entertainment, Inc. — Class A	660	60,232
Nexstar Media Group, Inc. — Class A	331	57,150
DISH Network Corp. — Class A*	4,922	45,922
Sirius XM Holdings, Inc.[1]	8,299	32,947
Total Media		1,411,889
Internet - 15.4%
Netflix, Inc.*	851	294,003
Booking Holdings, Inc.*	89	236,065
Airbnb, Inc. — Class A*	1,551	192,944
DoorDash, Inc. — Class A*	1,634	103,857
Sea Ltd. ADR*	1,182	102,302
Trip.com Group Ltd. ADR*	2,501	94,213
Expedia Group, Inc.*	897	87,036
Spotify Technology S.A.*	647	86,452
Roku, Inc.*	1,029	67,729
Total Internet		1,264,601
Lodging - 9.5%
Marriott International, Inc. — Class A	925	153,587
Hilton Worldwide Holdings, Inc.	983	138,475
Las Vegas Sands Corp.*	1,761	101,170
MGM Resorts International	1,905	84,620
Hyatt Hotels Corp. — Class A*	700	78,253
Wynn Resorts Ltd.*	676	75,651
Wyndham Hotels & Resorts, Inc.	801	54,348
Boyd Gaming Corp.	800	51,296
Choice Hotels International, Inc.	360	42,188
Total Lodging		779,588
Entertainment - 8.7%
Warner Music Group Corp. — Class A	2,740	91,434
Live Nation Entertainment, Inc.*	1,083	75,810
Caesars Entertainment, Inc.*	1,532	74,777
Vail Resorts, Inc.	305	71,272
DraftKings, Inc. — Class A*	3,205	62,049
Churchill Downs, Inc.	227	58,350
Penn Entertainment, Inc.*	1,656	49,117
AMC Entertainment Holdings, Inc. — Class A*,1	9,513	47,660
Marriott Vacations Worldwide Corp.	352	47,471
Light & Wonder, Inc. — Class A*	763	45,818
SeaWorld Entertainment, Inc.*	557	34,150
Six Flags Entertainment Corp.*	1,168	31,197
Cinemark Holdings, Inc.*	2,071	30,630
Total Entertainment		719,735
Software - 8.3%
Activision Blizzard, Inc.	2,155	184,446
Electronic Arts, Inc.	1,109	133,579
Take-Two Interactive Software, Inc.*	861	102,717
ROBLOX Corp. — Class A*	2,064	92,839
NetEase, Inc. ADR	977	86,406
Bilibili, Inc. ADR*,1	3,565	83,778
Total Software		683,765
Agriculture - 6.8%
Philip Morris International, Inc.	2,903	282,317
Altria Group, Inc.	4,508	201,147
British American Tobacco plc ADR	2,087	73,295
Total Agriculture		556,759
Leisure Time - 6.4%
Royal Caribbean Cruises Ltd.*	1,295	84,563
Carnival Corp.*	7,732	78,480
Planet Fitness, Inc. — Class A*	778	60,427
Polaris, Inc.	503	55,647
Brunswick Corp.	672	55,104
Norwegian Cruise Line Holdings Ltd.*	3,806	51,191
Harley-Davidson, Inc.	1,342	50,956
Peloton Interactive, Inc. — Class A*	4,038	45,791
YETI Holdings, Inc.*	1,067	42,680
Total Leisure Time		524,839
Beverages - 5.6%
Constellation Brands, Inc. — Class A	615	138,922
Brown-Forman Corp. — Class B	1,981	127,319
Anheuser-Busch InBev S.A. ADR	1,219	81,344
Molson Coors Beverage Co. — Class B	1,390	71,835
Ambev S.A. ADR	15,720	44,331
Total Beverages		463,751
Toys, Games & Hobbies - 1.5%
Hasbro, Inc.	1,180	63,354
Mattel, Inc.*	3,277	60,330
Total Toys, Games & Hobbies		123,684
Food Service - 0.9%
Aramark	1,980	70,884
Commercial Services - 0.3%
Sabre Corp.*	6,266	26,881
Total Common Stocks
(Cost $6,253,586)		8,198,258

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$22,439	$22,439
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	8,865	8,865
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	8,865	8,865
Total Repurchase Agreements
(Cost $40,169)		40,169

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[4]	108,787	108,787
Total Securities Lending Collateral
(Cost $108,787)		108,787
Total Investments - 101.4%
(Cost $6,402,542)		$8,347,214
Other Assets & Liabilities, net - (1.4)%		(115,830)
Total Net Assets - 100.0%		$8,231,384

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,198,258	$—	$—	$8,198,258
Repurchase Agreements	—	40,169	—	40,169
Securities Lending Collateral	108,787	—	—	108,787
Total Assets	$8,307,045	$40,169	$—	$8,347,214

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 84.8%
Consumer, Non-cyclical - 19.8%
General Mills, Inc.	2,206	$188,525
Kimberly-Clark Corp.	1,370	183,881
Abbott Laboratories	1,809	183,179
John B Sanfilippo & Son, Inc.	1,859	180,174
Johnson & Johnson	1,148	177,940
Kellogg Co.	2,593	173,627
Merck & Company, Inc.	1,630	173,416
Amgen, Inc.	678	163,907
Bristol-Myers Squibb Co.	2,337	161,977
Hologic, Inc.*	1,999	161,319
EVERTEC, Inc.	4,546	153,428
Perdoceo Education Corp.*	10,447	140,303
Incyte Corp.*	1,917	138,542
Philip Morris International, Inc.	1,193	116,020
Royalty Pharma plc — Class A	3,172	114,287
Altria Group, Inc.	2,552	113,870
Vertex Pharmaceuticals, Inc.*	348	109,644
Pfizer, Inc.	2,666	108,773
Gilead Sciences, Inc.	1,265	104,957
Premier, Inc. — Class A	3,056	98,923
Ironwood Pharmaceuticals, Inc. — Class A*	9,345	98,309
Triton International Ltd.	1,545	97,675
Exelixis, Inc.*	4,283	83,133
USANA Health Sciences, Inc.*	1,220	76,738
Eli Lilly & Co.	223	76,583
ResMed, Inc.	335	73,362
IDEXX Laboratories, Inc.*	141	70,511
UnitedHealth Group, Inc.	146	68,998
Organon & Co.	2,855	67,150
Inter Parfums, Inc.	471	66,995
Prestige Consumer Healthcare, Inc.*	1,066	66,763
Eagle Pharmaceuticals, Inc.*	2,184	61,960
United Therapeutics Corp.*	253	56,662
Acadia Healthcare Company, Inc.*	782	56,500
Quanex Building Products Corp.	2,577	55,483
Hackett Group, Inc.	2,951	54,534
Neurocrine Biosciences, Inc.*	521	52,736
Innoviva, Inc.*	4,489	50,501
Molina Healthcare, Inc.*	158	42,263
Waters Corp.*	136	42,110
IQVIA Holdings, Inc.*	204	40,574
Edwards Lifesciences Corp.*	445	36,815
Moody's Corp.	114	34,886
Amphastar Pharmaceuticals, Inc.*	914	34,275
Quest Diagnostics, Inc.	241	34,097
Fulgent Genetics, Inc.*	1,015	31,688
Total Consumer, Non-cyclical		4,477,993
Industrial - 13.1%
Illinois Tool Works, Inc.	741	180,396
Graco, Inc.	2,412	176,100
Standex International Corp.	1,404	171,906
Packaging Corporation of America	1,188	164,930
Snap-on, Inc.	601	148,381
Donaldson Company, Inc.	2,253	147,211
Vishay Intertechnology, Inc.	6,279	142,031
Otis Worldwide Corp.	1,576	133,014
Advanced Energy Industries, Inc.	1,309	128,282
A O Smith Corp.	1,833	126,752
Sturm Ruger & Company, Inc.	2,000	114,880
Acuity Brands, Inc.	588	107,445
TE Connectivity Ltd.	754	98,887
Eagle Materials, Inc.	639	93,773
ITT, Inc.	1,072	92,514
AptarGroup, Inc.	689	81,433
Mueller Industries, Inc.	1,073	78,844
Timken Co.	963	78,696
Albany International Corp. — Class A	878	78,458
Sealed Air Corp.	1,595	73,227
Lennox International, Inc.	281	70,610
3M Co.	664	69,793
Dorian LPG Ltd.	3,293	65,662
Louisiana-Pacific Corp.	1,102	59,739
Simpson Manufacturing Company, Inc.	538	58,986
Greif, Inc. — Class A	806	51,076
Masco Corp.	779	38,732
Carrier Global Corp.	809	37,012
Lindsay Corp.	242	36,574
Insteel Industries, Inc.	1,181	32,856
GrafTech International Ltd.	5,890	28,626
Total Industrial		2,966,826
Consumer, Cyclical - 13.1%
McDonald's Corp.	706	197,405
Yum! Brands, Inc.	1,339	176,855
Boyd Gaming Corp.	2,589	166,007
Brunswick Corp.	1,914	156,948
Darden Restaurants, Inc.	1,008	156,401
DR Horton, Inc.	1,573	153,666
Gentex Corp.	5,158	144,579
Allison Transmission Holdings, Inc.	2,935	132,779
Murphy USA, Inc.	449	115,864
PulteGroup, Inc.	1,868	108,867
MSC Industrial Direct Company, Inc. — Class A	1,286	108,024
MDC Holdings, Inc.	2,743	106,620
O'Reilly Automotive, Inc.*	120	101,877
Home Depot, Inc.	325	95,914
WW Grainger, Inc.	129	88,856
Oxford Industries, Inc.	817	86,267
Steven Madden Ltd.	2,241	80,676
Buckle, Inc.	2,243	80,053
Methode Electronics, Inc.	1,771	77,711
Taylor Morrison Home Corp. — Class A*	1,994	76,291
KB Home	1,752	70,395
GMS, Inc.*	1,145	66,284
Watsco, Inc.	185	58,860
Lowe's Companies, Inc.	278	55,592
Haverty Furniture Companies, Inc.	1,648	52,588
Univar Solutions, Inc.*	1,488	52,125
Columbia Sportswear Co.	567	51,166
Lennar Corp. — Class A	459	48,246

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 84.8% (continued)
Consumer, Cyclical - 13.1% (continued)
Polaris, Inc.	421	$46,575
Tesla, Inc.*	171	35,476
BlueLinx Holdings, Inc.*	256	17,398
Total Consumer, Cyclical		2,966,365
Financial - 12.5%
Visa, Inc. — Class A	928	209,227
Mastercard, Inc. — Class A	557	202,419
Evercore, Inc. — Class A	1,283	148,033
MGIC Investment Corp.	10,692	143,487
Bank of New York Mellon Corp.	2,671	121,370
Radian Group, Inc.	5,180	114,478
Essent Group Ltd.	2,249	90,072
NMI Holdings, Inc. — Class A*	3,869	86,395
Federated Hermes, Inc. — Class B	2,152	86,381
Mr Cooper Group, Inc.*	2,099	85,996
TowneBank	3,189	84,987
S&T Bancorp, Inc.	2,672	84,034
Renasant Corp.	2,647	80,945
FNB Corp.	6,930	80,388
Preferred Bank/Los Angeles CA	1,453	79,639
Ameris Bancorp	2,056	75,209
Southside Bancshares, Inc.	2,265	75,198
Hope Bancorp, Inc.	7,249	71,185
Janus Henderson Group plc	2,634	70,170
FB Financial Corp.	2,213	68,780
Virtus Investment Partners, Inc.	348	66,256
Brightsphere Investment Group, Inc.	2,628	61,968
Fulton Financial Corp.	4,334	59,896
Essential Properties Realty Trust, Inc. REIT	2,306	57,304
Stewart Information Services Corp.	1,420	57,297
Berkshire Hathaway, Inc. — Class B*	182	56,196
Hilltop Holdings, Inc.	1,821	54,029
Aon plc — Class A	156	49,185
Marcus & Millichap, Inc.	1,517	48,711
BOK Financial Corp.	561	47,354
Pacific Premier Bancorp, Inc.	1,805	43,356
UMB Financial Corp.	748	43,175
First BanCorp	3,682	42,048
East West Bancorp, Inc.	622	34,521
International Bancshares Corp.	733	31,387
Central Pacific Financial Corp.	570	10,203
Total Financial		2,821,279
Technology - 9.1%
Apple, Inc.	1,739	286,761
Microsoft Corp.	972	280,228
Analog Devices, Inc.	974	192,092
Microchip Technology, Inc.	2,149	180,043
Cirrus Logic, Inc.*	1,186	129,725
QUALCOMM, Inc.	999	127,452
ON Semiconductor Corp.*	1,039	85,531
Cognizant Technology Solutions Corp. — Class A	1,338	81,524
Dropbox, Inc. — Class A*	3,701	80,016
Diodes, Inc.*	765	70,961
Rambus, Inc.*	1,329	68,125
Teradata Corp.*	1,569	63,199
NetApp, Inc.	948	60,530
Seagate Technology Holdings plc	848	56,070
Avid Technology, Inc.*	1,497	47,874
Applied Materials, Inc.	384	47,167
Veeco Instruments, Inc.*	2,177	46,000
NVIDIA Corp.	164	45,554
MSCI, Inc. — Class A	79	44,215
Silicon Laboratories, Inc.*	244	42,722
Qorvo, Inc.*	357	36,261
Total Technology		2,072,050
Communications - 6.2%
Alphabet, Inc. — Class C*	2,920	303,680
Verizon Communications, Inc.	4,869	189,355
VeriSign, Inc.*	859	181,533
Cisco Systems, Inc.	3,315	173,292
Arista Networks, Inc.*	792	132,945
Amazon.com, Inc.*	899	92,858
T-Mobile US, Inc.*	460	66,626
A10 Networks, Inc.	4,081	63,215
Extreme Networks, Inc.*	3,082	58,928
Meta Platforms, Inc. — Class A*	246	52,137
Ciena Corp.*	924	48,528
Ziff Davis, Inc.*	584	45,581
Total Communications		1,408,678
Energy - 5.1%
Exxon Mobil Corp.	1,920	210,547
Kinder Morgan, Inc.	9,531	166,888
Antero Midstream Corp.	13,651	143,199
ONEOK, Inc.	2,081	132,227
Marathon Petroleum Corp.	775	104,493
Chevron Corp.	571	93,164
DT Midstream, Inc.	1,866	92,124
Valero Energy Corp.	514	71,755
Magnolia Oil & Gas Corp. — Class A	2,682	58,682
Phillips 66	423	42,884
REX American Resources Corp.*	1,174	33,565
Total Energy		1,149,528
Utilities - 4.7%
MGE Energy, Inc.	2,401	186,486
OGE Energy Corp.	4,753	178,998
ONE Gas, Inc.	1,893	149,982
Chesapeake Utilities Corp.	963	123,254
Clearway Energy, Inc. — Class C	3,928	123,064
National Fuel Gas Co.	1,874	108,205
American Water Works Company, Inc.	418	61,233
IDACORP, Inc.	498	53,948
Unitil Corp.	838	47,800
Middlesex Water Co.	441	34,451
Total Utilities		1,067,421
Basic Materials - 1.2%
NewMarket Corp.	254	92,705
Huntsman Corp.	3,087	84,460
Olin Corp.	1,284	71,262
AdvanSix, Inc.	823	31,496
Total Basic Materials		279,923
Total Common Stocks
(Cost $18,552,366)		19,210,063

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
MONEY MARKET FUND† - 7.3%
Invesco Short-Term Investment Trust Treasury Obligations Portfolio – Institutional Class 4.72%[1]	1,649,300	$1,649,300
Total Money Market Fund
(Cost $1,649,300)		1,649,300
Total Investments - 92.1%
(Cost $20,201,666)		$20,859,363
Other Assets & Liabilities, net - 7.9%		1,800,766
Total Net Assets - 100.0%		$22,660,129

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Equity Custom Basket	Pay	5.28% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$9,226,831	$316,310
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.23% (Federal Funds Rate + 0.40%)	At Maturity	03/27/24	9,227,775	315,173
						$18,454,606	$631,483

OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Custom Basket	Receive	4.63% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$11,087,703	$599,244
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	4.53% (Federal Funds Rate - 0.30%)	At Maturity	03/27/24	11,035,496	597,177
						$22,123,199	$1,196,421

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Alphabet, Inc. — Class C	1,403	1.61%	$29,618
Arista Networks, Inc.	381	0.69%	11,020
Cisco Systems, Inc.	1,593	0.90%	10,731
Meta Platforms, Inc. — Class A	118	0.27%	10,044
VeriSign, Inc.	412	0.94%	4,746
Amazon.com, Inc.	432	0.48%	3,911
T-Mobile US, Inc.	221	0.35%	2,631
Ciena Corp.	444	0.25%	1,310
A10 Networks, Inc.	1,960	0.33%	761
Extreme Networks, Inc.	1,480	0.31%	(194)
Ziff Davis, Inc.	281	0.24%	(3,778)
Verizon Communications, Inc.	2,339	0.99%	(12,105)
Total Communications			58,695
Consumer, Non-cyclical
Vertex Pharmaceuticals, Inc.	167	0.57%	15,930
John B Sanfilippo & Son, Inc.	893	0.94%	13,839
Perdoceo Education Corp.	5,019	0.73%	13,245
Hologic, Inc.	960	0.84%	11,057
Inter Parfums, Inc.	226	0.35%	9,836
Bristol-Myers Squibb Co.	1,123	0.84%	9,103
Amphastar Pharmaceuticals, Inc.	439	0.18%	7,985
Exelixis, Inc.	2,057	0.43%	5,478
IDEXX Laboratories, Inc.	68	0.37%	5,370
Kimberly-Clark Corp.	658	0.96%	3,746
General Mills, Inc.	1,060	0.98%	2,509
Eli Lilly & Co.	107	0.40%	2,196
Kellogg Co.	1,246	0.90%	1,775
Gilead Sciences, Inc.	608	0.55%	1,706
Edwards Lifesciences Corp.	214	0.19%	936
Johnson & Johnson	552	0.93%	867
Prestige Consumer Healthcare, Inc.	512	0.35%	517
United Therapeutics Corp.	122	0.30%	194
Quest Diagnostics, Inc.	116	0.18%	(52)
UnitedHealth Group, Inc.	70	0.36%	(212)
Premier, Inc. — Class A	1,468	0.52%	(250)
ResMed, Inc.	161	0.38%	(269)
Moody's Corp.	55	0.18%	(367)
Ironwood Pharmaceuticals, Inc. — Class A	4,489	0.51%	(868)
Incyte Corp.	921	0.72%	(915)
Philip Morris International, Inc.	573	0.60%	(957)
Acadia Healthcare Company, Inc.	376	0.29%	(957)
Hackett Group, Inc.	1,418	0.28%	(1,173)
Fulgent Genetics, Inc.	488	0.17%	(1,181)
Triton International Ltd.	742	0.51%	(1,514)
Amgen, Inc.	326	0.85%	(1,525)
Organon & Co.	1,372	0.35%	(1,642)
IQVIA Holdings, Inc.	98	0.21%	(2,057)
Waters Corp.	65	0.22%	(2,215)
Quanex Building Products Corp.	1,238	0.29%	(2,349)
Innoviva, Inc.	2,157	0.26%	(2,413)
Altria Group, Inc.	1,226	0.59%	(2,452)
Molina Healthcare, Inc.	76	0.22%	(2,977)
Neurocrine Biosciences, Inc.	250	0.27%	(3,876)
Merck & Company, Inc.	783	0.90%	(5,586)
Pfizer, Inc.	1,281	0.57%	(7,530)
Abbott Laboratories	869	0.95%	(7,565)
EVERTEC, Inc.	2,184	0.80%	(10,086)
Royalty Pharma plc — Class A	1,524	0.60%	(10,089)
USANA Health Sciences, Inc.	586	0.40%	(10,379)
Eagle Pharmaceuticals, Inc.	1,049	0.32%	(11,238)
Total Consumer, Non-cyclical			13,595
Industrial
Standex International Corp.	674	0.89%	22,118
Vishay Intertechnology, Inc.	3,016	0.74%	13,830
Donaldson Company, Inc.	1,082	0.77%	13,825
Mueller Industries, Inc.	515	0.41%	11,768
Dorian LPG Ltd.	1,582	0.34%	10,964
Snap-on, Inc.	289	0.77%	10,177
Advanced Energy Industries, Inc.	629	0.67%	9,382
Eagle Materials, Inc.	307	0.49%	6,913
Graco, Inc.	1,159	0.92%	6,435
TE Connectivity Ltd.	362	0.51%	5,335
A O Smith Corp.	881	0.66%	2,384
Illinois Tool Works, Inc.	356	0.94%	2,196
Louisiana-Pacific Corp.	529	0.31%	928
Otis Worldwide Corp.	757	0.69%	756
Acuity Brands, Inc.	282	0.56%	640
Carrier Global Corp.	388	0.19%	232
Packaging Corporation of America	571	0.86%	(104)
AptarGroup, Inc.	331	0.42%	(444)
Simpson Manufacturing Company, Inc.	258	0.31%	(571)
Lindsay Corp.	116	0.19%	(673)
Albany International Corp. — Class A	422	0.41%	(954)
GrafTech International Ltd.	2,829	0.15%	(984)
Greif, Inc. — Class A	387	0.27%	(1,529)
Lennox International, Inc.	135	0.37%	(1,571)
Masco Corp.	374	0.20%	(1,600)
Timken Co.	463	0.41%	(3,096)
ITT, Inc.	515	0.48%	(3,698)
Insteel Industries, Inc.	568	0.17%	(3,890)
Sturm Ruger & Company, Inc.	961	0.60%	(4,637)
Sealed Air Corp.	766	0.38%	(5,514)
3M Co.	319	0.36%	(6,309)
Total Industrial			82,309
Basic Materials
NewMarket Corp.	122	0.48%	6,854
Olin Corp.	617	0.37%	204
AdvanSix, Inc.	395	0.16%	(1,490)
Huntsman Corp.	1,483	0.44%	(3,632)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Total Basic Materials			$1,936
Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,410	0.69%	8,428
GMS, Inc.	550	0.35%	6,929
Brunswick Corp.	919	0.82%	6,618
Boyd Gaming Corp.	1,244	0.86%	6,084
McDonald's Corp.	339	1.03%	5,421
Darden Restaurants, Inc.	484	0.81%	5,412
Watsco, Inc.	89	0.31%	5,358
Columbia Sportswear Co.	272	0.27%	4,039
DR Horton, Inc.	756	0.80%	3,929
Lowe's Companies, Inc.	134	0.29%	2,789
PulteGroup, Inc.	897	0.57%	2,744
Haverty Furniture Companies, Inc.	791	0.27%	2,664
Oxford Industries, Inc.	392	0.45%	2,426
KB Home	842	0.37%	2,149
Methode Electronics, Inc.	851	0.40%	1,995
Steven Madden Ltd.	1,077	0.42%	1,891
Lennar Corp. — Class A	221	0.25%	1,700
Taylor Morrison Home Corp. — Class A	958	0.40%	1,673
WW Grainger, Inc.	62	0.46%	1,282
Yum! Brands, Inc.	643	0.92%	972
O'Reilly Automotive, Inc.	58	0.53%	935
MDC Holdings, Inc.	1,318	0.56%	772
Tesla, Inc.	82	0.18%	657
Home Depot, Inc.	156	0.50%	488
Polaris, Inc.	202	0.24%	(197)
Univar Solutions, Inc.	715	0.27%	(242)
Murphy USA, Inc.	216	0.60%	(1,081)
Gentex Corp.	2,478	0.75%	(1,993)
MSC Industrial Direct Company, Inc. — Class A	618	0.56%	(2,225)
BlueLinx Holdings, Inc.	123	0.09%	(2,526)
Buckle, Inc.	1,078	0.42%	(4,495)
Total Consumer, Cyclical			64,596
Utilities
Unitil Corp.	402	0.25%	4,464
Chesapeake Utilities Corp.	463	0.64%	4,461
MGE Energy, Inc.	1,153	0.97%	3,848
ONE Gas, Inc.	909	0.78%	3,335
National Fuel Gas Co.	900	0.56%	1,430
IDACORP, Inc.	239	0.28%	1,050
American Water Works Company, Inc.	201	0.32%	(617)
Middlesex Water Co.	212	0.18%	(1,685)
OGE Energy Corp.	2,283	0.93%	(3,577)
Clearway Energy, Inc. — Class C	1,887	0.64%	(4,382)
Total Utilities			8,327
Financial
Evercore, Inc. — Class A	617	0.77%	6,303
S&T Bancorp, Inc.	1,284	0.44%	4,129
Brightsphere Investment Group, Inc.	1,262	0.32%	3,706
Virtus Investment Partners, Inc.	167	0.34%	3,541
NMI Holdings, Inc. — Class A	1,859	0.45%	2,190
Visa, Inc. — Class A	446	1.09%	2,145
Hilltop Holdings, Inc.	875	0.28%	935
Aon plc — Class A	75	0.26%	925
Federated Hermes, Inc. — Class B	1,034	0.45%	425
Radian Group, Inc.	2,489	0.60%	272
Berkshire Hathaway, Inc. — Class B	87	0.29%	(173)
International Bancshares Corp.	352	0.16%	(329)
Central Pacific Financial Corp.	274	0.05%	(1,084)
Mastercard, Inc. — Class A	267	1.05%	(1,351)
TowneBank	1,532	0.44%	(1,382)
Essential Properties Realty Trust, Inc.	1,108	0.30%	(1,529)
Janus Henderson Group plc	1,265	0.37%	(2,606)
MGIC Investment Corp.	5,137	0.75%	(2,990)
Marcus & Millichap, Inc.	729	0.25%	(3,316)
Renasant Corp.	1,272	0.42%	(3,738)
Essent Group Ltd.	1,080	0.47%	(4,102)
First BanCorp	1,769	0.22%	(4,940)
BOK Financial Corp.	270	0.25%	(5,132)
Mr Cooper Group, Inc.	1,008	0.45%	(6,780)
East West Bancorp, Inc.	299	0.18%	(7,006)
Fulton Financial Corp.	2,082	0.31%	(7,106)
Southside Bancshares, Inc.	1,088	0.39%	(7,288)
Preferred Bank/Los Angeles CA	649	0.39%	(7,754)
Bank of New York Mellon Corp.	1,283	0.63%	(8,019)
FB Financial Corp.	1,085	0.37%	(8,515)
Pacific Premier Bancorp, Inc.	867	0.23%	(9,089)
FNB Corp.	3,329	0.42%	(9,681)
Stewart Information Services Corp.	682	0.30%	(10,164)
UMB Financial Corp.	359	0.22%	(12,066)
Hope Bancorp, Inc.	3,483	0.37%	(12,163)
Ameris Bancorp	989	0.39%	(12,541)
Total Financial			(126,273)
Technology
Apple, Inc.	835	1.49%	59,464
Microsoft Corp.	467	1.46%	46,111
Rambus, Inc.	639	0.35%	19,957
Cirrus Logic, Inc.	570	0.68%	19,755
Diodes, Inc.	368	0.37%	7,592
NetApp, Inc.	455	0.31%	5,601
Analog Devices, Inc.	468	1.00%	5,504
Teradata Corp.	754	0.33%	4,499
NVIDIA Corp.	79	0.24%	4,289
QUALCOMM, Inc.	480	0.66%	3,539
Applied Materials, Inc.	185	0.25%	3,028
Avid Technology, Inc.	719	0.25%	2,445
Microchip Technology, Inc.	1,032	0.94%	2,233
ON Semiconductor Corp.	499	0.45%	2,061
Veeco Instruments, Inc.	1,046	0.24%	1,710
MSCI, Inc. — Class A	38	0.23%	195
Silicon Laboratories, Inc.	117	0.22%	(590)
Qorvo, Inc.	172	0.19%	(835)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Cognizant Technology Solutions Corp. — Class A	643	0.42%	$(1,059)
Seagate Technology Holdings plc	408	0.29%	(1,957)
Dropbox, Inc. — Class A	1,778	0.42%	(2,542)
Total Technology			181,000
Energy
Exxon Mobil Corp.	922	1.10%	14,698
Marathon Petroleum Corp.	372	0.54%	13,823
Valero Energy Corp.	247	0.37%	5,849
Chevron Corp.	275	0.49%	3,785
Phillips 66	203	0.22%	3,165
Antero Midstream Corp.	6,558	0.75%	2,855
Magnolia Oil & Gas Corp. — Class A	1,288	0.31%	(309)
REX American Resources Corp.	564	0.17%	(729)
Kinder Morgan, Inc.	4,579	0.87%	(1,366)
ONEOK, Inc.	1,000	0.69%	(4,162)
DT Midstream, Inc.	896	0.48%	(5,484)
Total Energy			32,125
Total GS Equity Long Custom Basket			$316,310

GS EQUITY SHORT CUSTOM BASKET

Consumer, Non-cyclical
Dun & Bradstreet Holdings, Inc.	4,531	(0.48)%	24,054
Equifax, Inc.	604	(1.10)%	16,095
Viad Corp.	1,493	(0.28)%	14,291
Healthcare Services Group, Inc.	3,186	(0.40)%	10,214
Clarivate plc	5,457	(0.46)%	8,228
TransUnion	2,405	(1.35)%	4,403
ManpowerGroup, Inc.	511	(0.38)%	3,731
ABM Industries, Inc.	2,770	(1.12)%	1,620
Booz Allen Hamilton Holding Corp.	347	(0.29)%	1,352
Performance Food Group Co.	945	(0.51)%	(365)
ICF International, Inc.	844	(0.84)%	(5,153)
FTI Consulting, Inc.	461	(0.82)%	(5,769)
GXO Logistics, Inc.	1,488	(0.68)%	(5,928)
Driven Brands Holdings, Inc.	4,833	(1.32)%	(6,471)
ICU Medical, Inc.	789	(1.17)%	(22,234)
Total Consumer, Non-cyclical			38,068
Utilities
AES Corp.	6,580	(1.43)%	15,505
Public Service Enterprise Group, Inc.	2,706	(1.52)%	10,484
Eversource Energy	959	(0.68)%	4,861
Atmos Energy Corp.	499	(0.51)%	1,504
Spire, Inc.	1,373	(0.87)%	(282)
DTE Energy Co.	1,361	(1.34)%	(1,041)
Dominion Energy, Inc.	2,911	(1.47)%	(1,410)
Duke Energy Corp.	1,680	(1.46)%	(3,256)
Entergy Corp.	1,567	(1.52)%	(5,029)
CMS Energy Corp.	2,768	(1.53)%	(5,597)
Vistra Corp.	7,129	(1.54)%	(10,728)
Total Utilities			5,011
Consumer, Cyclical
MillerKnoll, Inc.	1,895	(0.37)%	31,886
Alaska Air Group, Inc.	2,171	(0.82)%	20,710
American Airlines Group, Inc.	5,141	(0.68)%	15,701
UniFirst Corp.	523	(0.83)%	12,718
Southwest Airlines Co.	2,840	(0.83)%	8,471
Gap, Inc.	4,161	(0.38)%	6,856
Royal Caribbean Cruises Ltd.	714	(0.42)%	6,087
United Airlines Holdings, Inc.	925	(0.37)%	5,555
Topgolf Callaway Brands Corp.	2,579	(0.50)%	5,229
Burlington Stores, Inc.	203	(0.37)%	3,913
Live Nation Entertainment, Inc.	628	(0.40)%	1,620
Hyatt Hotels Corp. — Class A	529	(0.53)%	90
Delta Air Lines, Inc.	3,284	(1.03)%	(4,397)
Lululemon Athletica, Inc.	143	(0.47)%	(7,499)
WESCO International, Inc.	365	(0.51)%	(12,920)
Floor & Decor Holdings, Inc. — Class A	857	(0.76)%	(15,955)
Copart, Inc.	1,824	(1.24)%	(29,527)
Total Consumer, Cyclical			48,538
Financial
Bank of America Corp.	3,512	(0.91)%	34,714
Invitation Homes, Inc.	2,843	(0.80)%	32,559
Raymond James Financial, Inc.	1,323	(1.11)%	29,042
Sun Communities, Inc.	1,153	(1.47)%	28,610
Morgan Stanley	2,696	(2.13)%	26,652
Americold Realty Trust, Inc.	3,326	(0.85)%	25,762
Equitable Holdings, Inc.	4,142	(0.95)%	23,057
Prudential Financial, Inc.	1,421	(1.06)%	22,903
Alexandria Real Estate Equities, Inc.	885	(1.00)%	22,227
Howard Hughes Corp.	1,361	(0.98)%	18,360
American Tower Corp. — Class A	537	(0.99)%	16,307
Equinix, Inc.	145	(0.94)%	16,000
Assurant, Inc.	498	(0.54)%	14,007
Ventas, Inc.	2,407	(0.94)%	13,822
Allstate Corp.	925	(0.92)%	13,756
Assured Guaranty Ltd.	1,205	(0.55)%	13,353
Brighthouse Financial, Inc.	1,716	(0.68)%	12,938
Healthcare Realty Trust, Inc.	8,414	(1.47)%	11,238
Kennedy-Wilson Holdings, Inc.	9,903	(1.48)%	10,339
Principal Financial Group, Inc.	577	(0.39)%	9,836
MetLife, Inc.	739	(0.39)%	9,733
Cullen/Frost Bankers, Inc.	363	(0.34)%	9,591
Citigroup, Inc.	2,019	(0.85)%	8,734
KKR & Company, Inc. — Class A	2,414	(1.14)%	8,428

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Kite Realty Group Trust	7,694	(1.45)%	$7,198
Kimco Realty Corp.	2,800	(0.49)%	7,073
Independence Realty Trust, Inc.	4,363	(0.63)%	6,710
Welltower, Inc.	1,668	(1.08)%	5,997
Outfront Media, Inc.	4,493	(0.66)%	5,358
Apple Hospitality REIT, Inc.	2,667	(0.37)%	5,314
TFS Financial Corp.	4,425	(0.50)%	4,865
Reinsurance Group of America, Inc. — Class A	272	(0.33)%	4,438
Rexford Industrial Realty, Inc.	2,350	(1.26)%	4,066
SoFi Technologies, Inc.	3,305	(0.18)%	3,835
Voya Financial, Inc.	789	(0.51)%	3,189
Rayonier, Inc.	2,124	(0.64)%	1,289
Ryman Hospitality Properties, Inc.	1,039	(0.84)%	298
Iron Mountain, Inc.	2,685	(1.28)%	(4,388)
Apollo Global Management, Inc.	2,254	(1.28)%	(5,608)
Arthur J Gallagher & Co.	319	(0.55)%	(5,817)
Ares Management Corp. — Class A	1,624	(1.22)%	(7,148)
Progressive Corp.	934	(1.21)%	(12,700)
Total Financial			455,937
Basic Materials
Ashland, Inc.	771	(0.71)%	2,650
Royal Gold, Inc.	397	(0.46)%	(3,330)
Carpenter Technology Corp.	988	(0.40)%	(7,212)
Total Basic Materials			(7,892)
Technology
Atlassian Corp. — Class A	128	(0.20)%	650
Take-Two Interactive Software, Inc.	781	(0.84)%	(5,864)
Total Technology			(5,214)
Energy
Patterson-UTI Energy, Inc.	4,600	(0.49)%	22,676
Helmerich & Payne, Inc.	1,137	(0.37)%	16,765
Halliburton Co.	3,754	(1.07)%	16,258
NOV, Inc.	3,374	(0.56)%	14,248
Baker Hughes Co.	2,082	(0.54)%	6,665
Hess Corp.	1,157	(1.38)%	(11,259)
Valaris Ltd.	1,015	(0.60)%	(13,088)
Schlumberger Ltd.	1,668	(0.74)%	(17,603)
Total Energy			34,662
Communications
CDW Corp.	809	(1.42)%	6,100
IAC, Inc.	1,201	(0.56)%	6,016
Walt Disney Co.	1,254	(1.13)%	394
Paramount Global — Class B	2,285	(0.46)%	322
Robinhood Markets, Inc. — Class A	2,274	(0.20)%	297
Chewy, Inc. — Class A	546	(0.18)%	(563)
DoorDash, Inc. — Class A	390	(0.22)%	(746)
Trade Desk, Inc. — Class A	389	(0.21)%	(2,717)
Warner Bros Discovery, Inc.	3,880	(0.53)%	(11,268)
Uber Technologies, Inc.	2,322	(0.66)%	(11,660)
Total Communications			(13,825)
Industrial
Stanley Black & Decker, Inc.	811	(0.64)%	42,022
Stericycle, Inc.	1,392	(0.55)%	24,571
Vulcan Materials Co.	591	(0.91)%	6,282
Waste Management, Inc.	1,011	(1.49)%	6,060
Jacobs Solutions, Inc.	1,331	(1.41)%	5,046
MasTec, Inc.	452	(0.38)%	3,726
Ryder System, Inc.	436	(0.35)%	3,600
TD SYNNEX Corp.	992	(0.87)%	173

Clean Harbors, Inc.	245	(0.32)%	(1,618)
J.B. Hunt Transport Services, Inc.	455	(0.72)%	(2,395)
Kirby Corp.	1,040	(0.65)%	(2,507)
Teledyne Technologies, Inc.	192	(0.77)%	(2,828)
Republic Services, Inc. — Class A	1,098	(1.34)%	(3,429)
Tetra Tech, Inc.	506	(0.67)%	(7,248)
MSA Safety, Inc.	834	(1.00)%	(7,432)
Casella Waste Systems, Inc. — Class A	1,418	(1.06)%	(20,064)
Total Industrial			43,959
Total GS Equity Short Custom Basket			$599,244

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Alphabet, Inc. — Class C	1,403	1.59%	$28,256
Arista Networks, Inc.	381	0.69%	10,902
Cisco Systems, Inc.	1,593	0.90%	10,659
Meta Platforms, Inc. — Class A	118	0.27%	10,054
VeriSign, Inc.	412	0.94%	4,602
Amazon.com, Inc.	432	0.48%	3,784
T-Mobile US, Inc.	221	0.35%	2,657
Ciena Corp.	444	0.25%	1,280
A10 Networks, Inc.	1,960	0.33%	850
Extreme Networks, Inc.	1,480	0.31%	(224)
Ziff Davis, Inc.	281	0.24%	(3,795)
Verizon Communications, Inc.	2,339	0.99%	(12,072)
Total Communications			56,953
Consumer, Non-cyclical
Vertex Pharmaceuticals, Inc.	167	0.57%	15,974
John B Sanfilippo & Son, Inc.	893	0.94%	13,817
Perdoceo Education Corp.	5,019	0.73%	13,275
Hologic, Inc.	960	0.84%	11,056
Inter Parfums, Inc.	226	0.35%	9,791
Bristol-Myers Squibb Co.	1,123	0.84%	9,096
Amphastar Pharmaceuticals, Inc.	439	0.18%	7,989
Exelixis, Inc.	2,057	0.43%	5,425
IDEXX Laboratories, Inc.	68	0.37%	5,397
Kimberly-Clark Corp.	658	0.96%	3,746
General Mills, Inc.	1,060	0.98%	2,480
Eli Lilly & Co.	107	0.40%	2,205
Kellogg Co.	1,246	0.90%	1,861
Gilead Sciences, Inc.	608	0.55%	1,731
Edwards Lifesciences Corp.	214	0.19%	937
Johnson & Johnson	552	0.93%	898
Prestige Consumer Healthcare, Inc.	512	0.35%	518
United Therapeutics Corp.	122	0.30%	187
Quest Diagnostics, Inc.	116	0.18%	(148)
Premier, Inc. — Class A	1,468	0.51%	(188)
UnitedHealth Group, Inc.	70	0.36%	(217)
ResMed, Inc.	161	0.38%	(222)
Moody's Corp.	55	0.18%	(419)
Ironwood Pharmaceuticals, Inc. — Class A	4,489	0.51%	(763)
Acadia Healthcare Company, Inc.	376	0.29%	(968)
Philip Morris International, Inc.	573	0.60%	(1,004)
Fulgent Genetics, Inc.	488	0.17%	(1,053)
Incyte Corp.	921	0.72%	(1,115)
Hackett Group, Inc.	1,418	0.28%	(1,166)
Triton International Ltd.	742	0.51%	(1,507)
Amgen, Inc.	326	0.85%	(1,528)
Organon & Co.	1,372	0.35%	(1,688)
IQVIA Holdings, Inc.	98	0.21%	(2,118)
Waters Corp.	65	0.22%	(2,193)
Innoviva, Inc.	2,157	0.26%	(2,306)
Quanex Building Products Corp.	1,238	0.29%	(2,336)
Altria Group, Inc.	1,226	0.59%	(2,444)
Molina Healthcare, Inc.	76	0.22%	(2,932)
Neurocrine Biosciences, Inc.	250	0.27%	(3,858)
Merck & Company, Inc.	783	0.90%	(5,611)
Pfizer, Inc.	1,281	0.57%	(7,481)
Abbott Laboratories	869	0.95%	(7,523)
EVERTEC, Inc.	2,184	0.80%	(10,122)
Royalty Pharma plc — Class A	1,524	0.60%	(10,293)
USANA Health Sciences, Inc.	586	0.40%	(10,307)
Eagle Pharmaceuticals, Inc.	1,049	0.32%	(10,974)
Total Consumer, Non-cyclical			13,899
Industrial
Standex International Corp.	674	0.89%	22,202
Vishay Intertechnology, Inc.	3,016	0.74%	13,896
Donaldson Company, Inc.	1,082	0.77%	13,638
Mueller Industries, Inc.	515	0.41%	11,720
Dorian LPG Ltd.	1,582	0.34%	10,964
Snap-on, Inc.	289	0.77%	10,207
Advanced Energy Industries, Inc.	629	0.67%	9,239
Eagle Materials, Inc.	307	0.49%	6,912
Graco, Inc.	1,159	0.92%	6,266
TE Connectivity Ltd.	362	0.51%	5,351
A O Smith Corp.	881	0.66%	2,485
Illinois Tool Works, Inc.	356	0.94%	2,427
Otis Worldwide Corp.	757	0.69%	768
Louisiana-Pacific Corp.	529	0.31%	676
Acuity Brands, Inc.	282	0.56%	520
Carrier Global Corp.	388	0.19%	250
Packaging Corporation of America	571	0.86%	3
AptarGroup, Inc.	331	0.42%	(486)
Simpson Manufacturing Company, Inc.	258	0.31%	(594)
Lindsay Corp.	116	0.19%	(693)
Albany International Corp. — Class A	422	0.41%	(921)
GrafTech International Ltd.	2,829	0.15%	(936)
Greif, Inc. — Class A	387	0.27%	(1,508)
Lennox International, Inc.	135	0.37%	(1,559)
Masco Corp.	374	0.20%	(1,607)
Timken Co.	463	0.41%	(3,188)
ITT, Inc.	515	0.48%	(3,798)
Insteel Industries, Inc.	568	0.17%	(4,135)
Sturm Ruger & Company, Inc.	961	0.60%	(4,548)
Sealed Air Corp.	766	0.38%	(5,498)
3M Co.	319	0.36%	(6,277)
Total Industrial			81,776
Basic Materials
NewMarket Corp.	123	0.50%	6,792
Olin Corp.	617	0.37%	220

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
AdvanSix, Inc.	395	0.16%	$(1,419)
Huntsman Corp.	1,483	0.44%	(3,547)
Total Basic Materials			2,046
Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,410	0.69%	8,427
GMS, Inc.	550	0.35%	7,066
Brunswick Corp.	919	0.82%	6,437
Boyd Gaming Corp.	1,244	0.86%	5,977
McDonald's Corp.	339	1.03%	5,431
Darden Restaurants, Inc.	484	0.81%	5,252
Watsco, Inc.	89	0.31%	5,229
Columbia Sportswear Co.	272	0.27%	3,923
DR Horton, Inc.	756	0.80%	3,835
Lowe's Companies, Inc.	134	0.29%	2,764
Oxford Industries, Inc.	392	0.45%	2,695
PulteGroup, Inc.	897	0.57%	2,683
Haverty Furniture Companies, Inc.	791	0.27%	2,678
KB Home	842	0.37%	2,192
Methode Electronics, Inc.	851	0.40%	1,980
Steven Madden Ltd.	1,077	0.42%	1,955
Lennar Corp. — Class A	221	0.25%	1,657
Taylor Morrison Home Corp. — Class A	958	0.40%	1,633
WW Grainger, Inc.	62	0.46%	1,254
Yum! Brands, Inc.	643	0.92%	960
O'Reilly Automotive, Inc.	58	0.53%	946
MDC Holdings, Inc.	1,318	0.56%	767
Tesla, Inc.	82	0.18%	670
Home Depot, Inc.	156	0.50%	556
Polaris, Inc.	202	0.24%	(183)
Univar Solutions, Inc.	715	0.27%	(275)
Murphy USA, Inc.	216	0.60%	(1,112)
Gentex Corp.	2,478	0.75%	(1,977)
MSC Industrial Direct Company, Inc. — Class A	618	0.56%	(2,320)
BlueLinx Holdings, Inc.	123	0.09%	(2,531)
Buckle, Inc.	1,078	0.42%	(4,558)
Total Consumer, Cyclical			64,011
Utilities
Chesapeake Utilities Corp.	463	0.64%	4,549
Unitil Corp.	402	0.25%	4,455
MGE Energy, Inc.	1,153	0.97%	3,888
ONE Gas, Inc.	909	0.78%	3,198
National Fuel Gas Co.	900	0.56%	1,475
IDACORP, Inc.	239	0.28%	1,055
American Water Works Company, Inc.	201	0.32%	(610)
Middlesex Water Co.	212	0.18%	(1,705)
OGE Energy Corp.	2,283	0.93%	(3,763)
Clearway Energy, Inc. — Class C	1,887	0.64%	(4,379)
Total Utilities			8,163
Financial
Evercore, Inc. — Class A	617	0.77%	5,776
S&T Bancorp, Inc.	1,284	0.44%	4,152
Brightsphere Investment Group, Inc.	1,262	0.32%	3,662
Virtus Investment Partners, Inc.	167	0.34%	3,605
Visa, Inc. — Class A	446	1.09%	2,175
NMI Holdings, Inc. — Class A	1,859	0.45%	2,126
Hilltop Holdings, Inc.	875	0.28%	939
Aon plc — Class A	75	0.26%	931
Federated Hermes, Inc. — Class B	1,034	0.45%	477
Radian Group, Inc.	2,489	0.60%	392

Berkshire Hathaway, Inc. — Class B	87	0.29%	(231)
International Bancshares Corp.	352	0.16%	(334)
Central Pacific Financial Corp.	274	0.05%	(1,078)
Mastercard, Inc. — Class A	267	1.05%	(1,317)
Essential Properties Realty Trust, Inc.	1,108	0.30%	(1,412)
TowneBank	1,532	0.44%	(1,719)
Janus Henderson Group plc	1,265	0.37%	(2,497)
MGIC Investment Corp.	5,137	0.75%	(2,971)
Marcus & Millichap, Inc.	729	0.25%	(3,305)
Renasant Corp.	1,272	0.42%	(3,722)
Essent Group Ltd.	1,080	0.47%	(4,083)
First BanCorp	1,769	0.22%	(4,928)
BOK Financial Corp.	270	0.25%	(5,141)
Mr Cooper Group, Inc.	1,008	0.45%	(6,945)
East West Bancorp, Inc.	299	0.18%	(7,002)
Fulton Financial Corp.	2,082	0.31%	(7,139)
Southside Bancshares, Inc.	1,088	0.39%	(7,208)
Preferred Bank/Los Angeles CA	666	0.40%	(7,988)
Bank of New York Mellon Corp.	1,283	0.63%	(8,042)
FB Financial Corp.	1,085	0.37%	(8,501)
Pacific Premier Bancorp, Inc.	867	0.23%	(9,110)
FNB Corp.	3,329	0.42%	(9,736)
Stewart Information Services Corp.	682	0.30%	(10,138)
UMB Financial Corp.	359	0.22%	(12,066)
Hope Bancorp, Inc.	3,483	0.37%	(12,157)
Ameris Bancorp	989	0.39%	(12,552)
Total Financial			(127,087)
Technology
Apple, Inc.	835	1.49%	60,067
Microsoft Corp.	467	1.46%	48,522
Rambus, Inc.	639	0.35%	19,960
Cirrus Logic, Inc.	570	0.68%	19,771
Diodes, Inc.	368	0.37%	7,586
NetApp, Inc.	455	0.31%	5,600
Analog Devices, Inc.	468	1.00%	5,427
Teradata Corp.	754	0.33%	4,507
NVIDIA Corp.	79	0.24%	4,277
QUALCOMM, Inc.	480	0.66%	3,491
Applied Materials, Inc.	185	0.25%	3,070
Avid Technology, Inc.	719	0.25%	2,577
Microchip Technology, Inc.	1,032	0.94%	2,224
ON Semiconductor Corp.	499	0.45%	1,960
Veeco Instruments, Inc.	1,046	0.24%	1,690
MSCI, Inc. — Class A	38	0.23%	134
Silicon Laboratories, Inc.	117	0.22%	(648)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Qorvo, Inc.	172	0.19%	$(871)
Cognizant Technology Solutions Corp. — Class A	643	0.42%	(1,059)
Seagate Technology Holdings plc	408	0.29%	(1,941)
Dropbox, Inc. — Class A	1,778	0.42%	(2,458)
Total Technology			183,886
Energy
Exxon Mobil Corp.	922	1.10%	14,683
Marathon Petroleum Corp.	372	0.54%	13,784
Valero Energy Corp.	247	0.37%	5,809
Chevron Corp.	275	0.49%	3,710
Phillips 66	203	0.22%	3,139
Antero Midstream Corp.	6,558	0.75%	2,704
Magnolia Oil & Gas Corp. — Class A	1,288	0.31%	(276)
REX American Resources Corp.	564	0.17%	(739)
Kinder Morgan, Inc.	4,579	0.87%	(1,468)
ONEOK, Inc.	1,000	0.69%	(4,293)
DT Midstream, Inc.	896	0.48%	(5,527)
Total Energy			31,526
Total MS Equity Long Custom Basket			$315,173

MS EQUITY SHORT CUSTOM BASKET

Consumer, Non-cyclical
Dun & Bradstreet Holdings, Inc.	4,531	(0.48)%	24,248
Equifax, Inc.	604	(1.11)%	15,997
Viad Corp.	1,493	(0.28)%	14,133
Healthcare Services Group, Inc.	3,186	(0.40)%	10,074
Clarivate plc	5,457	(0.46)%	8,272
TransUnion	2,405	(1.35)%	4,630
ManpowerGroup, Inc.	511	(0.38)%	3,690
ABM Industries, Inc.	2,770	(1.13)%	1,655
Booz Allen Hamilton Holding Corp.	347	(0.29)%	1,311

Performance Food Group Co.	945	(0.52)%	(299)
ICF International, Inc.	844	(0.84)%	(5,136)
GXO Logistics, Inc.	1,488	(0.68)%	(5,907)
FTI Consulting, Inc.	461	(0.82)%	(5,931)
Driven Brands Holdings, Inc.	4,833	(1.33)%	(6,621)
ICU Medical, Inc.	789	(1.18)%	(22,120)
Total Consumer, Non-cyclical			37,996
Utilities
AES Corp.	6,580	(1.44)%	15,394
Public Service Enterprise Group, Inc.	2,706	(1.53)%	9,816
Eversource Energy	959	(0.68)%	5,094
Atmos Energy Corp.	499	(0.51)%	1,499
Spire, Inc.	1,373	(0.87)%	(211)
DTE Energy Co.	1,361	(1.35)%	(812)
Dominion Energy, Inc.	2,911	(1.47)%	(833)
Duke Energy Corp.	1,680	(1.47)%	(2,945)
CMS Energy Corp.	2,768	(1.54)%	(5,033)
Entergy Corp.	1,567	(1.53)%	(5,376)
Vistra Corp.	7,129	(1.55)%	(10,646)
Total Utilities			5,947
Consumer, Cyclical
MillerKnoll, Inc.	1,895	(0.35)%	31,904
Alaska Air Group, Inc.	2,171	(0.83)%	20,510
American Airlines Group, Inc.	5,141	(0.69)%	15,682
UniFirst Corp.	523	(0.84)%	12,635
Southwest Airlines Co.	2,840	(0.84)%	8,229
Gap, Inc.	4,161	(0.38)%	6,755
Royal Caribbean Cruises Ltd.	714	(0.42)%	6,234
United Airlines Holdings, Inc.	925	(0.37)%	5,765
Topgolf Callaway Brands Corp.	2,579	(0.51)%	5,501
Burlington Stores, Inc.	203	(0.37)%	3,904
Live Nation Entertainment, Inc.	628	(0.40)%	1,777
Hyatt Hotels Corp. — Class A	529	(0.54)%	(43)
Delta Air Lines, Inc.	3,284	(1.04)%	(4,355)
Lululemon Athletica, Inc.	143	(0.47)%	(7,442)
WESCO International, Inc.	365	(0.51)%	(13,025)
Floor & Decor Holdings, Inc. — Class A	857	(0.76)%	(15,934)
Copart, Inc.	1,824	(1.24)%	(28,906)
Total Consumer, Cyclical			49,191
Financial
Bank of America Corp.	3,512	(0.91)%	34,650
Invitation Homes, Inc.	2,843	(0.80)%	32,602
Raymond James Financial, Inc.	1,323	(1.12)%	29,265
Sun Communities, Inc.	1,153	(1.47)%	28,535
Americold Realty Trust, Inc.	3,326	(0.86)%	26,005
Equitable Holdings, Inc.	4,142	(0.95)%	23,262
Prudential Financial, Inc.	1,421	(1.07)%	23,159
Alexandria Real Estate Equities, Inc.	885	(1.01)%	22,846
Howard Hughes Corp.	1,361	(0.99)%	18,549
Equinix, Inc.	145	(0.95)%	16,281
Goldman Sachs Group, Inc.	564	(1.67)%	16,221
American Tower Corp. — Class A	537	(0.99)%	16,062
Ventas, Inc.	2,407	(0.95)%	14,150
Assurant, Inc.	498	(0.54)%	13,970
Allstate Corp.	925	(0.93)%	13,813
Assured Guaranty Ltd.	1,205	(0.55)%	13,346
Brighthouse Financial, Inc.	1,716	(0.69)%	12,977
Healthcare Realty Trust, Inc.	8,414	(1.47)%	11,053
Kennedy-Wilson Holdings, Inc.	9,903	(1.49)%	10,756
MetLife, Inc.	739	(0.39)%	9,740
Principal Financial Group, Inc.	577	(0.39)%	9,650
Cullen/Frost Bankers, Inc.	363	(0.35)%	9,587
Citigroup, Inc.	2,019	(0.86)%	8,582

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
KKR & Company, Inc. — Class A	2,414	(1.15)%	$8,429
Kite Realty Group Trust	7,694	(1.46)%	7,134
Kimco Realty Corp.	2,800	(0.50)%	7,057
Independence Realty Trust, Inc.	4,363	(0.63)%	6,768
Welltower, Inc.	1,668	(1.08)%	6,312
Outfront Media, Inc.	4,493	(0.66)%	5,396
Apple Hospitality REIT, Inc.	2,667	(0.38)%	5,242
TFS Financial Corp.	4,425	(0.51)%	4,837
Reinsurance Group of America, Inc. — Class A	272	(0.33)%	4,440
Rexford Industrial Realty, Inc.	2,350	(1.27)%	4,370
SoFi Technologies, Inc.	3,305	(0.18)%	3,839
Voya Financial, Inc.	789	(0.51)%	3,174
Rayonier, Inc.	2,124	(0.64)%	1,184
Ryman Hospitality Properties, Inc.	1,039	(0.84)%	316
Iron Mountain, Inc.	2,685	(1.29)%	(4,366)
Apollo Global Management, Inc.	2,254	(1.29)%	(5,451)
Arthur J Gallagher & Co.	319	(0.55)%	(5,872)
Ares Management Corp. — Class A	1,624	(1.23)%	(7,099)
Progressive Corp.	934	(1.21)%	(12,680)
Total Financial			448,091
Basic Materials
Ashland, Inc.	772	(0.72)%	2,704
Royal Gold, Inc.	397	(0.47)%	(3,305)
Carpenter Technology Corp.	988	(0.40)%	(7,295)
Total Basic Materials			(7,896)
Technology
Atlassian Corp. — Class A	128	(0.20)%	644
Take-Two Interactive Software, Inc.	781	(0.84)%	(5,879)
Total Technology			(5,235)
Energy
Patterson-UTI Energy, Inc.	4,600	(0.49)%	22,901
Helmerich & Payne, Inc.	1,137	(0.37)%	16,700
Halliburton Co.	3,754	(1.08)%	16,654
NOV, Inc.	3,374	(0.57)%	14,180
Baker Hughes Co.	2,082	(0.54)%	6,784
Hess Corp.	1,157	(1.39)%	(11,308)
Valaris Ltd.	1,015	(0.60)%	(12,955)
Schlumberger Ltd.	1,668	(0.74)%	(17,472)
Total Energy			35,484
Communications
IAC, Inc.	1,201	(0.56)%	6,820
CDW Corp.	809	(1.43)%	6,127
Walt Disney Co.	1,254	(1.14)%	705
Paramount Global — Class B	2,285	(0.46)%	511
Robinhood Markets, Inc. — Class A	2,274	(0.20)%	423
Chewy, Inc. — Class A	546	(0.18)%	(465)
DoorDash, Inc. — Class A	390	(0.22)%	(623)
Trade Desk, Inc. — Class A	389	(0.21)%	(2,666)
Warner Bros Discovery, Inc.	3,880	(0.53)%	(10,611)
Uber Technologies, Inc.	2,322	(0.67)%	(11,684)
Total Communications			(11,463)
Industrial
Stanley Black & Decker, Inc.	811	(0.57)%	42,116
Stericycle, Inc.	1,392	(0.55)%	24,604
Vulcan Materials Co.	591	(0.92)%	6,382
Waste Management, Inc.	1,011	(1.49)%	6,276
Jacobs Solutions, Inc.	1,331	(1.42)%	5,458
MasTec, Inc.	452	(0.39)%	3,691
Ryder System, Inc.	436	(0.35)%	3,638
TD SYNNEX Corp.	992	(0.87)%	448
Clean Harbors, Inc.	245	(0.32)%	(1,647)
J.B. Hunt Transport Services, Inc.	455	(0.72)%	(2,183)
Kirby Corp.	1,040	(0.66)%	(2,751)
Teledyne Technologies, Inc.	192	(0.78)%	(2,788)
Republic Services, Inc. — Class A	1,098	(1.35)%	(3,478)
Tetra Tech, Inc.	506	(0.67)%	(7,155)
MSA Safety, Inc.	834	(1.01)%	(7,448)
Casella Waste Systems, Inc. — Class A	1,418	(1.06)%	(20,101)
Total Industrial			45,062
Total MS Equity Short Custom Basket			$597,177

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of March 31, 2023.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,210,063	$—	$—	$19,210,063
Money Market Fund	1,649,300	—	—	1,649,300
Equity Custom Basket Swap Agreements**	—	1,827,904	—	1,827,904
Total Assets	$20,859,363	$1,827,904	$—	$22,687,267

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 73.9%
Industrial - 16.5%
Axon Enterprise, Inc.*	91	$20,461
Builders FirstSource, Inc.*	198	17,578
Hubbell, Inc.	72	17,518
Graco, Inc.	227	16,573
Carlisle Companies, Inc.	70	15,825
Jabil, Inc.	179	15,781
AECOM	187	15,768
Toro Co.	141	15,674
Lincoln Electric Holdings, Inc.	78	13,190
Regal Rexnord Corp.	89	12,525
Knight-Swift Transportation Holdings, Inc.	216	12,221
Owens Corning	126	12,071
Cognex Corp.	233	11,545
AGCO Corp.	83	11,222
Lennox International, Inc.	43	10,805
Donaldson Company, Inc.	164	10,716
Middleby Corp.*	73	10,702
Tetra Tech, Inc.	72	10,577
EMCOR Group, Inc.	64	10,406
AptarGroup, Inc.	88	10,401
Fortune Brands Innovations, Inc.	173	10,160
Saia, Inc.*	36	9,795
Arrow Electronics, Inc.*	78	9,740
Clean Harbors, Inc.*	68	9,694
nVent Electric plc	224	9,618
ITT, Inc.	111	9,579
Valmont Industries, Inc.	29	9,259
National Instruments Corp.	176	9,224
Curtiss-Wright Corp.	52	9,166
Universal Display Corp.	59	9,153
TopBuild Corp.*	43	8,950
Littelfuse, Inc.	33	8,847
Landstar System, Inc.	48	8,604
MDU Resources Group, Inc.	274	8,352
Sonoco Products Co.	131	7,991
Acuity Brands, Inc.	43	7,857
Woodward, Inc.	80	7,790
Hexcel Corp.	114	7,780
Novanta, Inc.*	48	7,636
MasTec, Inc.*	80	7,555
Oshkosh Corp.	88	7,320
Timken Co.	89	7,273
Crane Holdings Co.	64	7,264
Trex Company, Inc.*	148	7,203
Eagle Materials, Inc.	49	7,191
Chart Industries, Inc.*	57	7,148
Coherent Corp.*	187	7,121
Advanced Drainage Systems, Inc.	84	7,074
Exponent, Inc.	68	6,779
MSA Safety, Inc.	50	6,675
UFP Industries, Inc.	83	6,596
Simpson Manufacturing Company, Inc.	57	6,250
Watts Water Technologies, Inc. — Class A	37	6,228
Ryder System, Inc.	68	6,068
Silgan Holdings, Inc.	113	6,065
Flowserve Corp.	176	5,984
Fluor Corp.*	191	5,904
Vontier Corp.	213	5,823
Kirby Corp.*	81	5,646
Avnet, Inc.	123	5,560
TD SYNNEX Corp.	57	5,517
Stericycle, Inc.*	124	5,408
Louisiana-Pacific Corp.	97	5,258
GATX Corp.	47	5,171
Belden, Inc.	58	5,033
XPO, Inc.*	155	4,945
EnerSys	55	4,779
Terex Corp.	91	4,402
Esab Corp.	70	4,135
Mercury Systems, Inc.*	78	3,987
Vishay Intertechnology, Inc.	174	3,936
Werner Enterprises, Inc.	79	3,594
Energizer Holdings, Inc.	89	3,088
Worthington Industries, Inc.	41	2,651
Greif, Inc. — Class A	34	2,154
Vicor Corp.*	30	1,408
Total Industrial		644,947
Financial - 15.9%
Rexford Industrial Realty, Inc. REIT	255	15,211
Life Storage, Inc. REIT	114	14,944
CubeSmart REIT	302	13,958
First Horizon Corp.	723	12,855
Annaly Capital Management, Inc. REIT	631	12,058
Reinsurance Group of America, Inc. — Class A	90	11,949
RenaissanceRe Holdings Ltd.	59	11,820
Lamar Advertising Co. — Class A REIT	118	11,787
Interactive Brokers Group, Inc. — Class A	139	11,476
American Financial Group, Inc.	94	11,421
National Retail Properties, Inc. REIT	244	10,773
East West Bancorp, Inc.	190	10,545
Unum Group	252	9,969
Healthcare Realty Trust, Inc. REIT	512	9,897
EastGroup Properties, Inc. REIT	59	9,754
First Industrial Realty Trust, Inc. REIT	178	9,470
Voya Financial, Inc.	131	9,361
Jones Lang LaSalle, Inc.*	64	9,311
Old Republic International Corp.	371	9,264
Webster Financial Corp.	234	9,224
Cullen/Frost Bankers, Inc.	87	9,165
Commerce Bancshares, Inc.	153	8,928
Kinsale Capital Group, Inc.	29	8,704
Brixmor Property Group, Inc. REIT	404	8,694
Omega Healthcare Investors, Inc. REIT	315	8,634
Primerica, Inc.	50	8,612
Stifel Financial Corp.	142	8,391
New York Community Bancorp, Inc.	917	8,290

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 73.9% (continued)
Financial - 15.9% (continued)
Agree Realty Corp. REIT	119	$8,165
SEI Investments Co.	137	7,884
Jefferies Financial Group, Inc.	244	7,745
First American Financial Corp.	139	7,737
Selective Insurance Group, Inc.	81	7,722
Prosperity Bancshares, Inc.	123	7,567
Spirit Realty Capital, Inc. REIT	188	7,490
Starwood Property Trust, Inc. REIT	417	7,377
SouthState Corp.	102	7,269
Affiliated Managers Group, Inc.	51	7,263
RLI Corp.	54	7,177
Apartment Income REIT Corp.	200	7,162
Medical Properties Trust, Inc. REIT	807	6,634
Rayonier, Inc. REIT	198	6,585
United Bankshares, Inc.	181	6,371
Glacier Bancorp, Inc.	149	6,259
Kite Realty Group Trust REIT	295	6,171
Hanover Insurance Group, Inc.	48	6,168
Synovus Financial Corp.	196	6,043
Columbia Banking System, Inc.	280	5,998
Wintrust Financial Corp.	82	5,982
Essent Group Ltd.	145	5,807
Old National Bancorp	394	5,681
Pinnacle Financial Partners, Inc.	103	5,681
FNB Corp.	485	5,626
Western Union Co.	503	5,609
First Financial Bankshares, Inc.	175	5,583
Evercore, Inc. — Class A	48	5,538
Home BancShares, Inc.	255	5,536
PotlatchDeltic Corp. REIT	109	5,395
MGIC Investment Corp.	395	5,301
Valley National Bancorp	566	5,230
Cadence Bank	246	5,107
Bank OZK	148	5,062
Independence Realty Trust, Inc. REIT	301	4,825
National Storage Affiliates Trust REIT	114	4,763
Janus Henderson Group plc	178	4,742
Kemper Corp.	86	4,701
Kilroy Realty Corp. REIT	142	4,601
Physicians Realty Trust REIT	307	4,584
Federated Hermes, Inc. — Class B	114	4,576
Cousins Properties, Inc. REIT	204	4,362
Hancock Whitney Corp.	115	4,186
Brighthouse Financial, Inc.*	92	4,058
SLM Corp.	324	4,014
EPR Properties REIT	101	3,848
Park Hotels & Resorts, Inc. REIT	303	3,745
Associated Banc-Corp.	202	3,632
Corporate Office Properties Trust REIT	151	3,580
Sabra Health Care REIT, Inc.	311	3,576
CNO Financial Group, Inc.	154	3,417
UMB Financial Corp.	59	3,405
Cathay General Bancorp	98	3,383
Vornado Realty Trust REIT	217	3,335
Highwoods Properties, Inc. REIT	142	3,293
Texas Capital Bancshares, Inc.*	65	3,182
Fulton Financial Corp.	226	3,123
Macerich Co. REIT	290	3,074
International Bancshares Corp.	71	3,040
Douglas Emmett, Inc. REIT	237	2,922
Bank of Hawaii Corp.	54	2,812
Navient Corp.	137	2,191
PacWest Bancorp[1]	159	1,547
Total Financial		618,907
Consumer, Non-cyclical - 12.3%
Service Corporation International	207	14,237
Penumbra, Inc.*	51	14,213
United Therapeutics Corp.*	61	13,661
Neurocrine Biosciences, Inc.*	130	13,159
Performance Food Group Co.*	210	12,671
Darling Ingredients, Inc.*	216	12,614
Jazz Pharmaceuticals plc*	85	12,438
Masimo Corp.*	65	11,995
Repligen Corp.*	70	11,785
Paylocity Holding Corp.*	56	11,132
WEX, Inc.*	59	10,850
Chemed Corp.	20	10,755
Bruker Corp.	135	10,644
Shockwave Medical, Inc.*	49	10,625
US Foods Holding Corp.*	276	10,196
FTI Consulting, Inc.*	46	9,078
Envista Holdings Corp.*	220	8,994
Ingredion, Inc.	88	8,952
Acadia Healthcare Company, Inc.*	123	8,887
Tenet Healthcare Corp.*	146	8,675
Exelixis, Inc.*	436	8,463
GXO Logistics, Inc.*	160	8,074
Lantheus Holdings, Inc.*	93	7,678
Encompass Health Corp.	134	7,250
H&R Block, Inc.	205	7,226
Option Care Health, Inc.*	225	7,148
Flowers Foods, Inc.	259	7,099
Euronet Worldwide, Inc.*	63	7,050
Halozyme Therapeutics, Inc.*	182	6,951
HealthEquity, Inc.*	114	6,693
Avis Budget Group, Inc.*	34	6,623
Perrigo Company plc	181	6,492
Post Holdings, Inc.*	72	6,471
QuidelOrtho Corp.*	72	6,415
Medpace Holdings, Inc.*	34	6,394
BellRing Brands, Inc.*	180	6,120
Coty, Inc. — Class A*	494	5,958
Globus Medical, Inc. — Class A*	105	5,947
Insperity, Inc.	48	5,834
Haemonetics Corp.*	68	5,627
Integra LifeSciences Holdings Corp.*	98	5,626
ManpowerGroup, Inc.	68	5,612
ASGN, Inc.*	67	5,539
Lancaster Colony Corp.	27	5,478
Neogen Corp.*	291	5,389
Celsius Holdings, Inc.*	54	5,019

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 73.9% (continued)
Consumer, Non-cyclical - 12.3% (continued)
Sprouts Farmers Market, Inc.*	143	$5,009
Syneos Health, Inc.*	139	4,951
Grand Canyon Education, Inc.*	41	4,670
ICU Medical, Inc.*	27	4,454
Boston Beer Company, Inc. — Class A*	13	4,273
Brink's Co.	63	4,208
STAAR Surgical Co.*	65	4,157
Azenta, Inc.*	93	4,150
Inari Medical, Inc.*	65	4,013
Arrowhead Pharmaceuticals, Inc.*	146	3,708
Hertz Global Holdings, Inc.*	217	3,535
Omnicell, Inc.*	60	3,520
Enovis Corp.*	64	3,423
Grocery Outlet Holding Corp.*	119	3,363
Progyny, Inc.*	101	3,244
Amedisys, Inc.*	44	3,236
Coca-Cola Consolidated, Inc.	6	3,210
LivaNova plc*	72	3,138
Patterson Companies, Inc.	116	3,105
Helen of Troy Ltd.*	32	3,046
Graham Holdings Co. — Class B	5	2,979
R1 RCM, Inc.*	185	2,775
Sotera Health Co.*	133	2,382
John Wiley & Sons, Inc. — Class A	58	2,249
Pilgrim's Pride Corp.*	61	1,414
Ritchie Bros Auctioneers, Inc.	1	56
Total Consumer, Non-cyclical		482,005
Consumer, Cyclical - 11.8%
Deckers Outdoor Corp.*	35	15,734
Five Below, Inc.*	75	15,448
Watsco, Inc.	45	14,317
BJ's Wholesale Club Holdings, Inc.*	181	13,769
Aramark	351	12,566
Dick's Sporting Goods, Inc.	81	11,493
Churchill Downs, Inc.	44	11,310
Lear Corp.	80	11,159
Williams-Sonoma, Inc.	90	10,949
Casey's General Stores, Inc.	50	10,823
Crocs, Inc.*	83	10,495
Texas Roadhouse, Inc. — Class A	90	9,725
Autoliv, Inc.	104	9,709
Tempur Sealy International, Inc.	229	9,043
Gentex Corp.	316	8,857
Mattel, Inc.*	477	8,782
Skechers USA, Inc. — Class A*	181	8,601
Lithia Motors, Inc. — Class A	37	8,470
Toll Brothers, Inc.	138	8,284
Polaris, Inc.	73	8,076
Wyndham Hotels & Resorts, Inc.	119	8,074
Brunswick Corp.	98	8,036
Capri Holdings Ltd.*	169	7,943
GameStop Corp. — Class A*,1	340	7,827
Univar Solutions, Inc.*	220	7,707
PVH Corp.	85	7,579
Light & Wonder, Inc. — Class A*	126	7,566
Wingstop, Inc.	40	7,343
Marriott Vacations Worldwide Corp.	52	7,013
Murphy USA, Inc.	27	6,967
Fox Factory Holding Corp.*	57	6,918
Boyd Gaming Corp.	107	6,861
Harley-Davidson, Inc.	179	6,796
Macy's, Inc.	365	6,384
Penn Entertainment, Inc.*	209	6,199
AutoNation, Inc.*	46	6,181
RH*	25	6,089
Visteon Corp.*	38	5,960
Thor Industries, Inc.	72	5,734
Leggett & Platt, Inc.	179	5,707
Taylor Morrison Home Corp. — Class A*	146	5,586
MSC Industrial Direct Company, Inc. — Class A	64	5,376
Adient plc*	128	5,243
Wendy's Co.	229	4,988
FirstCash Holdings, Inc.	50	4,769
Hilton Grand Vacations, Inc.*	107	4,754
YETI Holdings, Inc.*	116	4,640
Ollie's Bargain Outlet Holdings, Inc.*	78	4,519
KB Home	110	4,420
Choice Hotels International, Inc.	37	4,336
Columbia Sportswear Co.	48	4,331
Travel + Leisure Co.	109	4,273
Foot Locker, Inc.	107	4,247
Goodyear Tire & Rubber Co.*	381	4,199
Topgolf Callaway Brands Corp.*	187	4,043
Scotts Miracle-Gro Co. — Class A	55	3,836
Victoria's Secret & Co.*	109	3,722
Carter's, Inc.	51	3,668
Kohl's Corp.	149	3,507
Papa John's International, Inc.	43	3,222
JetBlue Airways Corp.*	436	3,174
Gap, Inc.	285	2,861
Dana, Inc.	172	2,589
Nordstrom, Inc.[1]	151	2,457
Under Armour, Inc. — Class A*	254	2,410
Under Armour, Inc. — Class C*	255	2,175
Total Consumer, Cyclical		459,839
Technology - 5.8%
Lattice Semiconductor Corp.*	185	17,667
Manhattan Associates, Inc.*	84	13,007
Dynatrace, Inc.*	292	12,352
Wolfspeed, Inc.*	168	10,912
Genpact Ltd.	227	10,492
KBR, Inc.	185	10,184
CACI International, Inc. — Class A*	32	9,481
Aspen Technology, Inc.*	39	8,926
Cirrus Logic, Inc.*	74	8,094
Science Applications International Corp.	74	7,952
Silicon Laboratories, Inc.*	43	7,529
ExlService Holdings, Inc.*	45	7,282
Concentrix Corp.	57	6,928
MKS Instruments, Inc.	77	6,824

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 73.9% (continued)
Technology - 5.8% (continued)
Super Micro Computer, Inc.*	63	$6,713
Power Integrations, Inc.	77	6,517
Maximus, Inc.	82	6,453
Qualys, Inc.*	47	6,111
Synaptics, Inc.*	53	5,891
Teradata Corp.*	137	5,518
IPG Photonics Corp.*	43	5,302
Lumentum Holdings, Inc.*	92	4,969
MACOM Technology Solutions Holdings, Inc.*	70	4,959
Envestnet, Inc.*	75	4,400
NCR Corp.*	186	4,388
Allegro MicroSystems, Inc.*	88	4,223
Blackbaud, Inc.*	60	4,158
ACI Worldwide, Inc.*	151	4,074
Kyndryl Holdings, Inc.*	276	4,074
Amkor Technology, Inc.	135	3,513
CommVault Systems, Inc.*	60	3,405
SiTime Corp.*	22	3,129
Xerox Holdings Corp.	151	2,326
Total Technology		227,753
Basic Materials - 4.0%
Reliance Steel & Aluminum Co.	79	20,282
RPM International, Inc.	174	15,180
Cleveland-Cliffs, Inc.*	694	12,721
Royal Gold, Inc.	88	11,414
Alcoa Corp.	238	10,129
Olin Corp.	166	9,213
Axalta Coating Systems Ltd.*	297	8,996
Valvoline, Inc.	232	8,106
United States Steel Corp.	305	7,961
Commercial Metals Co.	158	7,726
Ashland, Inc.	67	6,882
Chemours Co.	200	5,988
Cabot Corp.	76	5,825
Westlake Corp.	46	5,335
Avient Corp.	115	4,733
Sensient Technologies Corp.	57	4,364
MP Materials Corp.*	124	3,496
Ingevity Corp.*	47	3,361
NewMarket Corp.	9	3,285
Total Basic Materials		154,997
Energy - 3.0%
NOV, Inc.	529	9,792
HF Sinclair Corp.	181	8,757
Range Resources Corp.	325	8,603
Antero Resources Corp.*	372	8,589
PDC Energy, Inc.	124	7,958
Chord Energy Corp.	56	7,538
Southwestern Energy Co.*	1,486	7,430
Murphy Oil Corp.	197	7,285
ChampionX Corp.	267	7,243
Matador Resources Co.	151	7,195
PBF Energy, Inc. — Class A	154	6,677
DT Midstream, Inc.	130	6,418
Sunrun, Inc.*	287	5,783
Valaris Ltd.*	81	5,270
Antero Midstream Corp.	451	4,731
CNX Resources Corp.*	229	3,669
Equitrans Midstream Corp.	583	3,370
SunPower Corp. — Class A*	115	1,592
Total Energy		117,900
Utilities - 2.8%
Essential Utilities, Inc.	321	14,012
OGE Energy Corp.	270	10,168
UGI Corp.	282	9,802
IDACORP, Inc.	68	7,366
National Fuel Gas Co.	124	7,160
New Jersey Resources Corp.	130	6,916
Portland General Electric Co.	120	5,867
ONE Gas, Inc.	73	5,784
PNM Resources, Inc.	116	5,647
Hawaiian Electric Industries, Inc.	147	5,645
Ormat Technologies, Inc.	66	5,595
Black Hills Corp.	88	5,553
Southwest Gas Holdings, Inc.	83	5,183
Spire, Inc.	71	4,980
ALLETE, Inc.	77	4,956
NorthWestern Corp.	78	4,513
Total Utilities		109,147
Communications - 1.8%
Ciena Corp.*	200	10,504
Iridium Communications, Inc.	169	10,466
Nexstar Media Group, Inc. — Class A	51	8,806
New York Times Co. — Class A	222	8,631
Frontier Communications Parent, Inc.*	300	6,831
World Wrestling Entertainment, Inc. — Class A	58	5,293
TEGNA, Inc.	300	5,073
Ziff Davis, Inc.*	64	4,995
Cable One, Inc.	6	4,212
Calix, Inc.*	77	4,127
TripAdvisor, Inc.*	141	2,800
Total Communications		71,738
Total Common Stocks
(Cost $2,255,873)		2,887,233

MUTUAL FUNDS† - 6.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	15,965	155,022
Guggenheim Strategy Fund II2	3,259	78,889
Total Mutual Funds
(Cost $231,938)		233,911

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
U.S. TREASURY BILLS†† - 1.1%
U.S. Treasury Bills
3.36% due 04/11/23[3,4]	$44,000	$43,955
Total U.S. Treasury Bills
(Cost $43,956)		43,955

REPURCHASE AGREEMENTS††,5 - 15.2%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[6]	330,909	330,909
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[6]	130,737	130,737
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[6]	130,737	130,737
Total Repurchase Agreements
(Cost $592,383)		592,383

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[8]	8,833	8,833
Total Securities Lending Collateral
(Cost $8,833)		8,833
Total Investments - 96.4%
(Cost $3,132,983)		$3,766,315
Other Assets & Liabilities, net - 3.6%		141,295
Total Net Assets - 100.0%		$3,907,610

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	3	Jun 2023	$759,000	$17,905

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P MidCap 400 Index	Pay	5.08% (Federal Funds Rate + 0.25%)	At Maturity	06/28/23	557	$1,398,940	$41,106
Barclays Bank plc	S&P MidCap 400 Index	Pay	5.17% (SOFR + 0.35%)	At Maturity	06/27/23	240	602,786	19,607
BNP Paribas	S&P MidCap 400 Index	Pay	5.28% (Federal Funds Rate + 0.45%)	At Maturity	06/28/23	82	204,977	6,395
							$2,206,703	$67,108

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2023.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,887,233	$—	$—	$2,887,233
Mutual Funds	233,911	—	—	233,911
U.S. Treasury Bills	—	43,955	—	43,955
Repurchase Agreements	—	592,383	—	592,383
Securities Lending Collateral	8,833	—	—	8,833
Equity Futures Contracts**	17,905	—	—	17,905
Equity Index Swap Agreements**	—	67,108	—	67,108
Total Assets	$3,147,882	$703,446	$—	$3,851,328

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$78,335	$–	$–	$–	$554	$78,889	3,259	$977
Guggenheim Ultra Short Duration Fund — Institutional Class	153,904	–	–	–	1,118	155,022	15,965	1,882
	$232,239	$–	$–	$–	$1,672	$233,911		$2,859

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 24.8%
Technology - 7.3%
Activision Blizzard, Inc.[1]	9,138	$782,121
VMware, Inc. — Class A*,1	5,854	730,872
ForgeRock, Inc. — Class A*	27,808	572,845
Tower Semiconductor Ltd.*,1	9,649	409,793
Sumo Logic, Inc.*	23,360	279,853
Cvent Holding Corp.*	32,970	275,643
Qualtrics International, Inc. — Class A*	15,435	275,206
Total Technology		3,326,333
Consumer, Non-cyclical - 6.3%
Horizon Therapeutics plc*	6,306	688,237
MoneyGram International, Inc.*,1	64,082	667,734
Cardiovascular Systems, Inc.*	27,829	552,675
Oak Street Health, Inc.*	13,659	528,330
NuVasive, Inc.*	6,145	253,850
Seagen, Inc.*	674	136,465
VTRS*,†††	12,816	–
Total Consumer, Non-cyclical		2,827,291
Financial - 4.0%
Indus Realty Trust, Inc. REIT	8,086	536,021
First Horizon Corp.[1]	29,565	525,666
Radius Global Infrastructure, Inc. — Class A*	28,214	413,899
Focus Financial Partners, Inc. — Class A*	5,330	276,467
Argo Group International Holdings Ltd.	2,582	75,627
Total Financial		1,827,680
Consumer, Cyclical - 3.1%
Spirit Airlines, Inc.[1]	25,986	446,180
TravelCenters of America, Inc.*	3,279	283,634
Univar Solutions, Inc.*	7,706	269,941
iRobot Corp.*,1	4,981	217,371
Kimball International, Inc. — Class B	16,614	206,013
Total Consumer, Cyclical		1,423,139
Communications - 1.7%
Maxar Technologies, Inc.	9,428	481,394
TEGNA, Inc.	15,833	267,736
Total Communications		749,130
Industrial - 1.6%
Evoqua Water Technologies Corp.*	11,089	551,345
Atlas Technical Consultants, Inc.*	15,268	186,117
Total Industrial		737,462
Basic Materials - 0.8%
Diversey Holdings Ltd.*	41,832	338,421
Total Common Stocks
(Cost $11,470,015)		11,229,456

RIGHTS† - 0.0%
Financial - 0.0%
CBRE Global Real Estate Income Fund	806	25
Consumer, Non-cyclical - 0.0%
Lantheus Holdings, Inc.*	41,807	–
Alexion Pharmaceuticals, Inc.*	32,749	–
Johnson & Johnson*	1,553	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $–)		25

MUTUAL FUNDS† - 21.3%
Guggenheim Strategy Fund II2	108,001	2,614,708
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	257,937	2,504,567
Guggenheim Strategy Fund III[2]	99,249	2,406,785
Guggenheim Variable Insurance Strategy Fund III[2]	86,555	2,098,960
Total Mutual Funds
(Cost $9,906,756)		9,625,020

CLOSED-END FUNDS† - 6.8%
Nuveen New Jersey Quality Municipal Income Fund	6,982	81,759
Western Asset Inflation-Linked Opportunities & Income Fund	8,924	81,655
Nuveen Pennsylvania Quality Municipal Income Fund	7,052	80,604
Eaton Vance California Municipal Bond Fund	8,917	80,431
General American Investors Company, Inc.	2,004	77,976
Adams Diversified Equity Fund, Inc.	5,007	77,859
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	17,067	77,143
SRH Total Return Fund, Inc.	6,149	75,510
DWS Municipal Income Trust	8,076	71,876
Nuveen AMT-Free Quality Municipal Income Fund	6,357	70,690
MFS Municipal Income Trust	11,830	63,172
BlackRock California Municipal Income Trust	4,661	54,534
Aberdeen Total Dynamic Dividend Fund	6,483	52,383
Invesco Pennsylvania Value Municipal Income Trust	4,996	50,160
Gabelli Healthcare & WellnessRx Trust	4,850	48,936
Voya Infrastructure Industrials and Materials Fund	5,004	48,289
Nuveen New York Quality Municipal Income Fund	4,311	47,593
Gabelli Dividend & Income Trust	2,275	47,297
Highland Global Allocation Fund	5,157	46,619
LMP Capital and Income Fund, Inc.	3,549	43,333
Virtus Convertible & Income Fund II	13,720	41,160
Tekla Life Sciences Investors	2,684	37,388
MFS High Yield Municipal Trust	10,872	34,899

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
CLOSED-END FUNDS† - 6.8% (continued)
GAMCO Natural Resources Gold & Income Trust	6,059	$31,446
Clough Global Equity Fund	4,555	27,603
Tortoise Power and Energy Infrastructure Fund, Inc.	1,902	24,441
Invesco Trust for Investment Grade New York Municipals	2,294	23,995
Mexico Fund, Inc.	1,408	23,964
Ellsworth Growth and Income Fund Ltd.	2,954	23,957
BlackRock MuniYield Pennsylvania Quality Fund	1,964	23,057
BlackRock Resources & Commodities Strategy Trust	2,383	22,734
DWS Strategic Municipal Income Trust	2,502	21,217
Neuberger Berman New York Municipal Fund, Inc.	1,978	19,028
Neuberger Berman California Municipal Fund, Inc.	1,689	18,782
Morgan Stanley Emerging Markets Debt Fund, Inc.	2,899	18,670
Federated Hermes Premier Municipal Income Fund	1,526	16,511
Western Asset Emerging Markets Debt Fund, Inc.	1,888	16,218
Eaton Vance California Municipal Income Trust	1,579	16,153
Korea Fund, Inc.	720	15,817
Nuveen Real Asset Income and Growth Fund	1,321	15,508
Nuveen Georgia Quality Municipal Income Fund	1,486	15,113
BNY Mellon Municipal Income, Inc.	2,327	15,102
Swiss Helvetia Fund, Inc.	1,903	15,091
Nuveen Credit Strategies Income Fund	2,809	14,354
abrdn Japan Equity Fund, Inc.	2,313	12,652
abrdn Global Dynamic Dividend	1,350	12,595
New Germany Fund, Inc.	1,312	11,926
Western Asset Intermediate Muni Fund, Inc.	1,494	11,813
MFS Investment Grade Municipal Trust	1,441	10,649
Nuveen Municipal High Income Opportunity Fund	933	10,076
Eaton Vance Municipal Bond Fund	957	9,953
BlackRock MuniYield Quality Fund III, Inc.	871	9,877
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,263	9,864
BlackRock Municipal Income Fund, Inc.	844	9,858
Eaton Vance Tax-Advantaged Global Dividend Income Fund	610	9,851
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	859	9,836
Nuveen New York AMT-Free Quality Municipal Income Fund	930	9,830
Nuveen Municipal Credit Income Fund	822	9,823
Nuveen Quality Municipal Income Fund	850	9,801
BlackRock MuniYield Quality Fund, Inc.	827	9,792
BlackRock Municipal 2030 Target Term Trust	450	9,774
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	1,208	9,761
Invesco Value Municipal Income Trust	800	9,760
BlackRock MuniHoldings California Quality Fund, Inc.	882	9,755
Nuveen California Quality Municipal Income Fund	883	9,722
Nuveen AMT-Free Municipal Credit Income Fund	824	9,707
BlackRock Enhanced International Dividend Trust	1,792	9,677
Tekla Healthcare Opportunities Fund	515	9,661
Tekla Healthcare Investors	544	9,602
BlackRock Enhanced Global Dividend Trust	965	9,582
BlackRock Floating Rate Income Strategies Fund, Inc.	819	9,582
KKR Income Opportunities Fund	870	9,553
Nuveen Floating Rate Income Fund/Closed-end Fund[3]	1,155	9,471
Nuveen Floating Rate Income Opportunity Fund	1,180	9,464
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	519	9,425
PGIM Global High Yield Fund, Inc.	859	9,423
BlackRock Debt Strategies Fund, Inc.	985	9,367
Saba Capital Income & Opportunities Fund	1,149	9,364
BlackRock Municipal Income Trust	916	9,352
Nuveen Preferred & Income Opportunities Fund	1,416	9,317
Nuveen Preferred & Income Securities Fund	1,441	9,309
BlackRock MuniHoldings Fund, Inc.	768	9,254
Invesco Advantage Municipal Income Trust II	1,031	9,186
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	514	9,170
PGIM High Yield Bond Fund, Inc.	736	8,979
Invesco Municipal Trust	904	8,968

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
CLOSED-END FUNDS† - 6.8% (continued)
Nuveen California AMT-Free Quality Municipal Income Fund	759	$8,835
CBRE Global Real Estate Income Fund[3]	1,659	8,809
BlackRock Municipal Income Trust II	819	8,788
Invesco Quality Municipal Income Trust	875	8,732
BNY Mellon Strategic Municipal Bond Fund, Inc.	1,427	8,576
RiverNorth Opportunities Fund, Inc.	749	8,509
Herzfeld Caribbean Basin Fund, Inc.	2,267	8,501
BlackRock MuniYield Fund, Inc.	789	8,482
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	380	8,447
Nuveen Dow 30sm Dynamic Overwrite Fund	572	8,397
Invesco California Value Municipal Income Trust	802	8,156
Western Asset High Income Opportunity Fund, Inc.	2,137	8,142
BlackRock MuniVest Fund, Inc.	1,173	8,117
BlackRock MuniAssets Fund, Inc.	769	8,098
Allspring Income Opportunities	1,272	8,052
BlackRock Municipal Income Quality Trust	701	8,019
Eaton Vance Floating-Rate Income Trust	688	7,919
New America High Income Fund, Inc.	1,158	7,886
BNY Mellon Strategic Municipals, Inc.	1,261	7,869
Western Asset Managed Municipals Fund, Inc.	765	7,864
Pioneer Municipal High Income Fund Trust	879	7,814
Barings Global Short Duration High Yield Fund	604	7,792
Franklin Limited Duration Income Trust	1,243	7,682
Blackrock Investment Quality Municipal Trust, Inc.	636	7,677
BlackRock MuniYield New York Quality Fund, Inc.	754	7,653
Apollo Senior Floating Rate Fund, Inc.	602	7,603
Eaton Vance Senior Floating-Rate Trust	659	7,466
Apollo Tactical Income Fund, Inc.	611	7,405
BlackRock MuniYield Michigan Quality Fund, Inc.	659	7,374
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	628	7,279
Pioneer Floating Rate Fund, Inc.	825	7,178
Nuveen Senior Income Fund	1,554	7,164
BlackRock New York Municipal Income Trust	686	7,134
PIMCO California Municipal Income Fund II	1,139	7,062
BlackRock MuniHoldings New York Quality Fund, Inc.	662	7,044
Miller/Howard High Dividend Fund	697	7,005
Nuveen California Municipal Value Fund, Inc.	794	6,995
MFS Intermediate Income Trust	2,504	6,936
Nuveen Real Estate Income Fund	926	6,917
Pioneer High Income Fund, Inc.	1,043	6,915
MFS Multimarket Income Trust	1,521	6,905
Gabelli Global Small and Mid Capital Value Trust	593	6,905
Putnam Premier Income Trust	1,933	6,881
Pioneer Municipal High Income Advantage Fund, Inc.	831	6,839
abrdn Emerging Markets Equity	1,272	6,818
BlackRock MuniHoldings Quality Fund II, Inc.	679	6,817
Eaton Vance New York Municipal Bond Fund	701	6,814
BNY Mellon High Yield Strategies Fund	3,125	6,781
Eaton Vance Municipal Income 2028 Term Trust	376	6,689
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	834	6,639
Nuveen AMT-Free Municipal Value Fund	481	6,623
Western Asset Inflation - Linked Securities & Income Fund	763	6,600
Flaherty & Crumrine Total Return Fund, Inc.	447	6,571
Nuveen Global High Income Fund	584	6,477
Western Asset Municipal High Income Fund, Inc.	965	6,437
MFS High Income Municipal Trust	1,742	6,358
Nuveen Short Duration Credit Opportunities Fund	539	6,322
Neuberger Berman Real Estate Securities Income Fund, Inc.	2,048	6,308
Western Asset Premier Bond Fund	618	6,304
Royce Global Value Trust, Inc.	700	6,300
Nuveen New York Municipal Value Fund	716	6,247
BlackRock MuniVest Fund II, Inc.	569	6,117
MFS Government Markets Income Trust	1,838	6,065
Nuveen Ohio Quality Municipal Income Fund	477	6,063
Delaware Investments National Municipal Income Fund	567	6,052

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
CLOSED-END FUNDS† - 6.8% (continued)
John Hancock Income Securities Trust	554	$6,050
Western Asset Municipal Partners Fund, Inc.	492	5,953
European Equity Fund, Inc.	699	5,904
John Hancock Investors Trust	463	5,875
Putnam Master Intermediate Income Trust	1,825	5,804
Allspring Utilities and High I	542	5,778
Invesco High Income Trust II	546	5,733
Pioneer Diversified High Income Fund, Inc.	561	5,677
Nuveen Select Maturities Municipal Fund	613	5,658
Nuveen Minnesota Quality Municipal Income Fund	462	5,590
abrdn Australia Equity Fund In	1,264	5,549
Nuveen Arizona Quality Municipal Income Fund	489	5,526
Nuveen Massachusetts Quality Municipal Income Fund	518	5,512
PIMCO New York Municipal Income Fund II	712	5,504
DTF Tax-Free Income 2028 Term Fund, Inc.	496	5,495
First Trust Dynamic Europe Equity Income Fund	430	5,478
PIMCO New York Municipal Income Fund III	846	5,465
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	662	5,461
Principal Real Estate Income Fund	576	5,449
Neuberger Berman Municipal Fund, Inc.	495	5,420
John Hancock Tax-Advantaged Global Shareholder Yield Fund	1,092	5,362
AllianceBernstein National Municipal Income Fund, Inc.	488	5,344
GAMCO Global Gold Natural Resources & Income Trust	1,455	5,325
Western Asset Investment Grade Income Fund, Inc.	446	5,325
Templeton Emerging Markets Fund/United States	451	5,277
Nuveen Intermediate Duration Municipal Term Fund††	403	5,239
Voya Emerging Markets High Dividend Equity Fund	975	5,236
First Trust Aberdeen Global Opportunity Income Fund	874	5,235
BlackRock MuniYield Quality Fund II, Inc.	502	5,206
Insight Select Income Fund	327	5,193
Voya Asia Pacific High Dividend Equity Income Fund	808	5,179
Eaton Vance Municipal Income Trust	511	5,176
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	626	5,171
Gabelli Global Utility & Income Trust	352	5,164
Lazard Global Total Return and Income Fund, Inc.	334	5,154
Credit Suisse High Yield Bond Fund	2,709	5,120
Virtus Total Return Fund, Inc.	789	5,109
Source Capital, Inc.	135	5,102
First Trust Senior Floating Rate Income Fund II	510	5,075
Tri-Continental Corp.	190	5,045
First Trust High Income Long/Short Fund	440	4,994
Royce Value Trust, Inc.	358	4,858
Bancroft Fund Ltd.	283	4,808
Eaton Vance Senior Income Trust	898	4,804
Royce Micro-Capital Trust, Inc.	546	4,788
Invesco Municipal Opportunity Trust	473	4,640
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	334	4,623
DoubleLine Income Solutions Fund	403	4,582
Virtus Convertible & Income Fund	1,363	4,580
Nuveen Preferred and Income Fund	277	4,573
India Fund, Inc.	302	4,569
BlackRock Credit Allocation Income Trust	443	4,558
BlackRock Corporate High Yield Fund, Inc.	522	4,552
First Trust Intermediate Duration Preferred & Income Fund	287	4,529
Nuveen Municipal Value Fund, Inc.	514	4,528
Aberdeen Asia-Pacific Income Fund, Inc.	1,693	4,503
Invesco Senior Income Trust	1,223	4,501
Putnam Municipal Opportunities Trust	432	4,476
Ares Dynamic Credit Allocation Fund, Inc.	371	4,441
Clough Global Opportunities Fund	906	4,430
Highland Income Fund	499	4,386
abrdn Global Premier Propertie	984	4,054
Invesco Trust for Investment Grade Municipals	382	3,797
BlackRock Limited Duration Income Trust	289	3,789
Blackstone Strategic Credit Fund	352	3,749
BlackRock Energy and Resources Trust	273	3,320

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
CLOSED-END FUNDS† - 6.8% (continued)
Nuveen Multi-Asset Income Fund	281	$3,243
Neuberger Berman MLP & Energy Income Fund, Inc.	469	3,081
NXG Cushing Midstream Energy Fund	93	3,046
BlackRock Virginia Municipal Bond Trust	273	3,014
Templeton Emerging Markets Income Fund	586	2,971
Templeton Global Income Fund	632	2,781
Nuveen Multi-Market Income Fund	440	2,554
Putnam Managed Municipal Income Trust	403	2,470
PIMCO California Municipal Income Fund	237	2,389
First Trust Enhanced Equity Income Fund	121	1,999
BlackRock Enhanced Government Fund, Inc.	189	1,843
Allspring Multi-Sector Income	166	1,519
BlackRock Long-Term Municipal Advantage Trust	150	1,492
Special Opportunities Fund, Inc.	134	1,466
Allspring Global Dividend Oppo	294	1,314
MFS Charter Income Trust	203	1,277
High Income Securities Fund	196	1,274
Western Asset Mortgage Opportunity Fund, Inc.	115	1,202
Nuveen Virginia Quality Municipal Income Fund	83	946
Eaton Vance Short Duration Diversified Income Fund	87	909
Franklin Universal Trust	125	891
Clough Global Dividend and Income Fund	148	855
RiverNorth Capital and Income	40	617
Nuveen Mortgage and Income Fund	37	591
MFS Intermediate High Income Fund	220	370
MFS Special Value Trust	56	236
Nuveen New York Select Tax-Free Income Portfolio	18	217
Nuveen Missouri Quality Municipal Income Fund	4	42
Total Closed-End Funds
(Cost $3,003,781)		3,076,592

	Face Amount
U.S. TREASURY BILLS†† - 13.0%
U.S. Treasury Bills
4.17% due 04/04/23[1,4]	$3,000,000	2,999,617
3.36% due 04/11/23[4,5]	2,883,000	2,880,066
Total U.S. Treasury Bills
(Cost $5,878,975)		5,879,683

REPURCHASE AGREEMENTS††,6 - 20.2%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[5]	5,092,412	5,092,412
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[5]	2,011,926	2,011,926
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[5]	2,011,926	2,011,926
Total Repurchase Agreements
(Cost $9,116,264)		9,116,264

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[8]	10,382	10,382
Total Securities Lending Collateral
(Cost $10,382)		10,382
Total Investments - 86.1%
(Cost $39,386,173)		$38,937,422

COMMON STOCKS SOLD SHORT† - (2.9)%
Financial - 0.0%
Columbia Banking System, Inc.	1	(22)
Consumer, Cyclical - (0.1)%
HNI Corp.	2,161	(60,162)
Consumer, Non-cyclical - (0.6)%
Globus Medical, Inc. — Class A*	4,609	(261,054)
Technology - (1.0)%
Broadcom, Inc.	738	(473,456)
Industrial - (1.2)%
Xylem, Inc.	5,323	(557,318)
Total Common Stocks Sold Short
(Proceeds $1,236,742)		(1,352,012)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (6.6)%
SPDR Gold Shares — Class D	6	(1,099)
iShares Mortgage Real Estate ETF	76	(1,660)
iShares MSCI All Country Asia ex Japan ETF	56	(3,801)
iShares 7-10 Year Treasury Bond ETF	42	(4,163)
iShares Agency Bond ETF	55	(5,953)
iShares MBS ETF	67	(6,347)
Utilities Select Sector SPDR Fund	141	(9,544)
VanEck Gold Miners ETF	306	(9,899)
iShares MSCI Emerging Markets ETF	268	(10,575)
Energy Select Sector SPDR Fund	136	(11,265)
iShares Latin America 40 ETF	539	(12,866)
iShares U.S. Real Estate ETF	202	(17,150)
SPDR S&P Biotech ETF	230	(17,528)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
EXCHANGE-TRADED FUNDS SOLD SHORT† - (6.6)% (continued)
Materials Select Sector SPDR Fund	228	$(18,390)
iShares Preferred & Income Securities ETF	794	(24,789)
iShares Russell 1000 Growth ETF	159	(38,848)
iShares Core High Dividend ETF	404	(41,071)
Health Care Select Sector SPDR Fund	426	(55,150)
iShares Floating Rate Bond ETF	1,116	(56,235)
iShares TIPS Bond ETF	590	(65,048)
VanEck High Yield Muni ETF	1,412	(73,057)
iShares JP Morgan USD Emerging Markets Bond ETF	935	(80,672)
SPDR Bloomberg Convertible Securities ETF	1,429	(95,843)
iShares Russell 2000 Index ETF	554	(98,834)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	5,262	(131,761)
iShares National Muni Bond ETF	1,568	(168,936)
iShares Russell 1000 Value ETF	1,172	(178,449)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,751	(191,927)
Invesco Senior Loan ETF	9,898	(205,878)
iShares MSCI EAFE ETF	3,107	(222,213)
Schwab U.S. Aggregate Bond ETF	5,577	(261,617)
iShares iBoxx High Yield Corporate Bond ETF	3,671	(277,344)
SPDR S&P 500 ETF Trust	711	(291,076)
SPDR Nuveen Bloomberg Municipal Bond ETF	6,256	(292,906)
Total Exchange-Traded Funds Sold Short
(Proceeds $3,198,192)		(2,981,894)
Total Securities Sold Short - (9.5)%
(Proceeds $4,434,934)		$(4,333,906)
Other Assets & Liabilities, net - 23.4%		10,581,369
Total Net Assets - 100.0%		$45,184,885

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Purchased†
British Pound Futures Contracts	22	Jun 2023	$1,699,088	$33,760
Japanese Yen Futures Contracts	33	Jun 2023	3,142,631	26,766
New Zealand Dollar Futures Contracts	31	Jun 2023	1,938,740	21,580
Euro FX Futures Contracts	7	Jun 2023	953,269	9,476
			$7,733,728	$91,582

Equity Futures Contracts Purchased†
DAX Index Futures Contracts	1	Jun 2023	$428,800	$23,973
S&P 500 Index Mini Futures Contracts	7	Jun 2023	1,448,213	23,172
Euro STOXX 50 Index Futures Contracts	8	Jun 2023	370,272	22,958
Tokyo Stock Price Index Futures Contracts	6	Jun 2023	911,535	20,163
Russell 2000 Index Mini Futures Contracts	10	Jun 2023	906,700	13,090
FTSE 100 Index Futures Contracts	3	Jun 2023	282,968	11,776
OMX Stockholm 30 Index Futures Contracts††	16	Apr 2023	343,100	8,229
CAC 40 10 Euro Index Futures Contracts	5	Apr 2023	398,720	5,435
Amsterdam Index Futures Contracts	2	Apr 2023	328,827	5,417
NASDAQ-100 Index Mini Futures Contracts	5	Jun 2023	1,330,075	(116)
Dow Jones Industrial Average Index Mini Futures Contracts	12	Jun 2023	2,007,480	(244)
SPI 200 Index Futures Contracts	7	Jun 2023	846,684	(908)
Nikkei 225 (OSE) Index Futures Contracts	1	Jun 2023	212,481	(952)
IBEX 35 Index Futures Contracts††	4	Apr 2023	399,055	(1,607)
FTSE MIB Index Futures Contracts	3	Jun 2023	434,360	(1,741)
CBOE Volatility Index Futures Contracts	90	Aug 2023	2,133,000	(42,868)
CBOE Volatility Index Futures Contracts	129	Sep 2023	3,096,000	(45,406)
			$15,878,270	$40,371

Interest Rate Futures Contracts Purchased†
Euro - OATS Futures Contracts	3	Jun 2023	$424,856	$14,530
Australian Government 10 Year Bond Futures Contracts	9	Jun 2023	742,940	6,028

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased† (continued)
Euro - BTP Italian Government Bond Futures Contracts††	2	Jun 2023	$251,167	$2,580
Canadian Government 10 Year Bond Futures Contracts	8	Jun 2023	746,166	1,930
			$2,165,129	$25,068

Commodity Futures Contracts Purchased†
Sugar #11 Futures Contracts	27	Apr 2023	$674,352	$74,923
Cocoa Futures Contracts	20	May 2023	586,200	36,486
Live Cattle Futures Contracts	40	Jun 2023	2,592,800	35,961
Gasoline RBOB Futures Contracts	2	Apr 2023	225,372	22,179
Soybean Oil Futures Contracts	39	Dec 2023	1,271,556	19,480
NY Harbor ULSD Futures Contracts	2	Apr 2023	219,442	8,891
Soybean Futures Contracts	9	May 2023	677,250	4,998
Corn Futures Contracts	10	May 2023	329,250	3,970
Gold 100 oz. Futures Contracts	2	Jun 2023	397,680	2,885
Natural Gas Futures Contracts	18	Apr 2023	394,920	1,754
LME Nickel Futures Contracts	1	May 2023	142,500	(1,098)
Cattle Feeder Futures Contracts	14	May 2023	1,436,400	(2,008)
Soybean Meal Futures Contracts	14	May 2023	650,720	(12,352)
Soybean Meal Futures Contracts	33	Dec 2023	1,376,760	(17,175)
Corn Futures Contracts	57	Sep 2023	1,645,162	(79,999)
Soybean Futures Contracts	31	Nov 2023	2,044,450	(81,548)
			$14,664,814	$17,347

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	114	Apr 2023	$2,371,200	$212,335
S&P/TSX 60 IX Index Futures Contracts	1	Jun 2023	178,874	(4,914)
			$2,550,074	$207,421

Commodity Futures Contracts Sold Short†
Wheat Futures Contracts	19	May 2023	$657,400	$74,206
Corn Futures Contracts	36	Jul 2023	1,143,000	38,717
Lean Hogs Futures Contracts	14	Jun 2023	512,120	36,032
Soybean Futures Contracts	24	Jul 2023	1,770,600	30,679
Soybean Meal Futures Contracts	20	Jul 2023	919,400	12,708
Cotton #2 Futures Contracts	8	May 2023	331,320	10,000
Natural Gas Futures Contracts	29	Jun 2023	785,030	4,566
LME Zinc Futures Contracts	3	May 2023	218,588	3,997
Hard Red Winter Wheat Futures Contracts	1	May 2023	43,863	310
LME Lead Futures Contracts	1	May 2023	52,636	(396)
LME Primary Aluminum Futures Contracts	3	May 2023	179,531	(10,659)
Soybean Oil Futures Contracts	31	May 2023	1,039,740	(15,903)
Live Cattle Futures Contracts	24	Oct 2023	1,587,840	(49,404)
			$9,241,068	$134,853

Interest Rate Futures Contracts Sold Short†
Long Gilt Futures Contracts††	26	Jun 2023	$3,338,811	$4,690
U.S. Treasury 10 Year Note Futures Contracts	1	Jun 2023	115,047	(134)
Euro - Bund Futures Contracts	1	Jun 2023	147,673	(300)
U.S. Treasury Long Bond Futures Contracts	5	Jun 2023	656,719	(1,026)
Euro - 30 year Bond Futures Contracts	2	Jun 2023	307,302	(1,672)
U.S. Treasury Ultra Long Bond Futures Contracts	4	Jun 2023	566,500	(2,152)
			$5,132,052	$(594)

Currency Futures Contracts Sold Short†
Australian Dollar Futures Contracts	32	Jun 2023	$2,145,280	$13,877
Canadian Dollar Futures Contracts	17	Jun 2023	1,259,275	(12,432)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Sold Short† (continued)
Swiss Franc Futures Contracts	65	Jun 2023	$8,956,594	$(139,517)
			$12,361,149	$(138,072)

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Long/Short Equity Custom Basket	Pay	5.28% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$5,866,746	$145,758
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	5.23% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	5,867,532	144,329
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	5.23% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	6,448,928	54,816
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Pay	5.28% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	6,448,928	31,133
						$24,632,134	$376,036
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Receive	4.53% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	$6,276,173	$1,163,868
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Receive	4.61% (Federal Funds Rate - 0.22%)	At Maturity	05/06/24	6,276,173	1,149,092
Goldman Sachs International	GS Long/Short Equity Custom Basket	Receive	4.63% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	4,176,052	217,940
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	4.53% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	4,141,831	215,732
						$20,870,229	$2,746,632

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

GS LONG/SHORT EQUITY LONG CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Alphabet, Inc. — Class C	680	1.20%	$7,502
Arista Networks, Inc.	268	0.77%	7,386
Cisco Systems, Inc.	1,102	0.98%	4,298
VeriSign, Inc.	324	1.16%	3,732
T-Mobile US, Inc.	91	0.22%	1,084
A10 Networks, Inc.	1,719	0.45%	668
Extreme Networks, Inc.	1,212	0.39%	(189)
Viavi Solutions, Inc.	1,309	0.24%	(729)
Verizon Communications, Inc.	1,691	1.12%	(4,567)
Total Communications			19,185
Consumer, Non-cyclical
John B Sanfilippo & Son, Inc.	700	1.15%	12,167
Perdoceo Education Corp.	4,506	1.03%	11,268
Hologic, Inc.	740	1.02%	10,234
Vertex Pharmaceuticals, Inc.	123	0.66%	8,177
Amphastar Pharmaceuticals, Inc.	349	0.22%	6,348
Inter Parfums, Inc.	124	0.30%	5,397
General Mills, Inc.	818	1.18%	4,984
Bristol-Myers Squibb Co.	809	0.96%	4,958
Exelixis, Inc.	2,048	0.68%	4,736
IDEXX Laboratories, Inc.	45	0.38%	3,554
Kimberly-Clark Corp.	400	0.92%	3,102
Amgen, Inc.	238	0.98%	1,588
Kellogg Co.	385	0.44%	548
Prestige Consumer Healthcare, Inc.	258	0.28%	260
Johnson & Johnson	163	0.43%	256
United Therapeutics Corp.	103	0.39%	240
Grand Canyon Education, Inc.	123	0.24%	49
ResMed, Inc.	59	0.22%	(25)
Premier, Inc. — Class A	691	0.38%	(122)
Ionis Pharmaceuticals, Inc.	411	0.25%	(310)
Philip Morris International, Inc.	323	0.54%	(539)
Acadia Healthcare Company, Inc.	223	0.27%	(567)
Neurocrine Biosciences, Inc.	202	0.35%	(608)
Ironwood Pharmaceuticals, Inc. — Class A	4,183	0.75%	(628)
Quest Diagnostics, Inc.	92	0.22%	(704)
Triton International Ltd.	723	0.78%	(845)
Incyte Corp.	724	0.89%	(1,133)
Organon & Co.	1,008	0.40%	(1,206)
Gilead Sciences, Inc.	342	0.48%	(1,243)
Hackett Group, Inc.	1,541	0.49%	(1,274)
Corcept Therapeutics, Inc.	829	0.31%	(1,421)
Quanex Building Products Corp.	1,178	0.43%	(1,423)
Fulgent Genetics, Inc.	613	0.33%	(1,484)
Pfizer, Inc.	647	0.45%	(1,589)
Altria Group, Inc.	809	0.62%	(1,618)
Waters Corp.	49	0.26%	(1,670)
Innoviva, Inc.	2,574	0.49%	(1,764)
EVERTEC, Inc.	1,734	1.00%	(2,047)
Merck & Company, Inc.	524	0.95%	(3,582)
USANA Health Sciences, Inc.	811	0.87%	(3,626)
Abbott Laboratories	623	1.08%	(5,438)
Eagle Pharmaceuticals, Inc.	1,034	0.50%	(7,644)
Royalty Pharma plc — Class A	1,202	0.74%	(8,073)
Total Consumer, Non-cyclical			27,283
Industrial
Standex International Corp.	526	1.10%	16,711
Vishay Intertechnology, Inc.	2,419	0.93%	14,408
Dorian LPG Ltd.	1,324	0.45%	8,477
Snap-on, Inc.	223	0.94%	7,991
Advanced Energy Industries, Inc.	520	0.87%	7,619
Eagle Materials, Inc.	280	0.70%	6,529
Donaldson Company, Inc.	844	0.94%	6,008
Mueller Industries, Inc.	493	0.62%	5,529
Graco, Inc.	900	1.12%	3,574
PGT Innovations, Inc.	697	0.30%	2,089
Illinois Tool Works, Inc.	272	1.13%	1,678
A O Smith Corp.	470	0.55%	1,272
Louisiana-Pacific Corp.	499	0.46%	876
Acuity Brands, Inc.	217	0.68%	499
Otis Worldwide Corp.	354	0.51%	354
Albany International Corp. — Class A	194	0.30%	153
Lindsay Corp.	99	0.26%	(574)
Simpson Manufacturing Company, Inc.	324	0.61%	(717)
GrafTech International Ltd.	2,246	0.19%	(772)
Lennox International, Inc.	107	0.46%	(1,245)
Packaging Corporation of America	442	1.05%	(1,463)
Timken Co.	221	0.31%	(1,478)
ITT, Inc.	243	0.36%	(1,745)
Masco Corp.	410	0.35%	(1,754)
3M Co.	180	0.32%	(3,560)
Sealed Air Corp.	507	0.40%	(3,650)
Sturm Ruger & Company, Inc.	1,001	0.98%	(4,305)
Total Industrial			62,504
Basic Materials
NewMarket Corp.	86	0.54%	5,388
Olin Corp.	499	0.47%	165
AdvanSix, Inc.	487	0.32%	(1,137)
Huntsman Corp.	1,172	0.55%	(1,469)
Total Basic Materials			2,947
Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,334	1.03%	8,815
Boyd Gaming Corp.	987	1.08%	6,555
GMS, Inc.	496	0.49%	6,437
Brunswick Corp.	672	0.94%	4,733
Darden Restaurants, Inc.	380	1.01%	4,149
McDonald's Corp.	241	1.14%	3,854

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
DR Horton, Inc.	535	0.89%	$2,780
Oxford Industries, Inc.	362	0.65%	2,669
Haverty Furniture Companies, Inc.	691	0.38%	2,580
Steven Madden Ltd.	882	0.54%	2,273
Methode Electronics, Inc.	404	0.30%	2,085
PulteGroup, Inc.	601	0.60%	1,838
KB Home	566	0.39%	1,277
Taylor Morrison Home Corp. — Class A	665	0.43%	1,161
WW Grainger, Inc.	40	0.47%	803
Yum! Brands, Inc.	492	1.11%	744
O'Reilly Automotive, Inc.	33	0.48%	532
MDC Holdings, Inc.	1,016	0.67%	484
Ethan Allen Interiors, Inc.	538	0.25%	308
MSC Industrial Direct Company, Inc. — Class A	481	0.69%	(241)
Murphy USA, Inc.	177	0.78%	(861)
Gentex Corp.	1,934	0.92%	(1,555)
BlueLinx Holdings, Inc.	98	0.11%	(2,012)
Buckle, Inc.	855	0.52%	(3,144)
Total Consumer, Cyclical			46,264
Financial
Evercore, Inc. — Class A	476	0.94%	3,852
S&T Bancorp, Inc.	1,011	0.54%	3,228
Virtus Investment Partners, Inc.	112	0.36%	2,376
Hilltop Holdings, Inc.	647	0.33%	908
NMI Holdings, Inc. — Class A	1,528	0.58%	804
Mastercard, Inc. — Class A	124	0.77%	407
Federated Hermes, Inc. — Class B	538	0.37%	221
Radian Group, Inc.	1,721	0.65%	188
Raymond James Financial, Inc.	1	0.00%	4
Douglas Elliman, Inc.	1	0.00%	(1)
International Bancshares Corp.	375	0.27%	(350)
Central Pacific Financial Corp.	264	0.08%	(704)
TowneBank	1,249	0.57%	(1,124)
Visa, Inc. — Class A	291	1.12%	(1,531)
Janus Henderson Group plc	803	0.36%	(1,557)
BOK Financial Corp.	88	0.13%	(1,675)
Marcus & Millichap, Inc.	533	0.29%	(2,281)
MGIC Investment Corp.	4,023	0.92%	(2,342)
Renasant Corp.	1,030	0.54%	(2,849)
Essent Group Ltd.	854	0.58%	(3,243)
Bank of New York Mellon Corp.	897	0.69%	(5,640)
Southside Bancshares, Inc.	858	0.49%	(5,775)
Mr Cooper Group, Inc.	873	0.61%	(5,872)
Preferred Bank/Los Angeles CA	536	0.50%	(6,428)
Stewart Information Services Corp.	560	0.39%	(7,069)
FNB Corp.	2,632	0.52%	(7,670)
FB Financial Corp.	1,089	0.58%	(8,286)
Hope Bancorp, Inc.	2,667	0.45%	(9,298)
Ameris Bancorp	781	0.49%	(9,905)
Total Financial			(71,612)
Technology
Cirrus Logic, Inc.	514	0.96%	19,570
Diodes, Inc.	264	0.42%	5,024
Teradata Corp.	660	0.45%	4,076
Analog Devices, Inc.	345	1.16%	4,057
NetApp, Inc.	262	0.29%	2,740
Avid Technology, Inc.	769	0.42%	2,592
QUALCOMM, Inc.	327	0.71%	1,934
Kulicke & Soffa Industries, Inc.	350	0.31%	1,727
Veeco Instruments, Inc.	792	0.29%	1,382
ON Semiconductor Corp.	331	0.46%	1,367
Microchip Technology, Inc.	722	1.03%	(222)
Cognizant Technology Solutions Corp. — Class A	272	0.28%	(448)
Silicon Laboratories, Inc.	96	0.29%	(473)
Seagate Technology Holdings plc	229	0.26%	(1,098)
Dropbox, Inc. — Class A	1,817	0.67%	(1,986)
Total Technology			40,242
Energy
Marathon Petroleum Corp.	341	0.78%	12,672
Exxon Mobil Corp.	575	1.07%	6,116
Valero Energy Corp.	243	0.58%	4,509
Antero Midstream Corp.	5,207	0.93%	1,490
Magnolia Oil & Gas Corp. — Class A	653	0.24%	(156)
REX American Resources Corp.	669	0.33%	(304)
Kinder Morgan, Inc.	3,092	0.92%	(746)
ONEOK, Inc.	245	0.27%	(1,020)
Occidental Petroleum Corp.	252	0.27%	(1,700)
DT Midstream, Inc.	639	0.54%	(3,550)
Total Energy			17,311
Utilities
MGE Energy, Inc.	908	1.19%	4,036
Chesapeake Utilities Corp.	263	0.57%	3,007
ONE Gas, Inc.	790	1.07%	2,689
National Fuel Gas Co.	602	0.59%	(1,444)
OGE Energy Corp.	1,813	1.15%	(2,868)
Clearway Energy, Inc. — Class C	1,691	0.90%	(3,786)
Total Utilities			1,634
Total GS Long/Short Equity Long Custom Basket			$145,758

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET

Consumer, Non-cyclical
Viad Corp.	689	(0.34)%	16,508
Equifax, Inc.	264	(1.28)%	7,308
Healthcare Services Group, Inc.	1,437	(0.48)%	4,570
Dun & Bradstreet Holdings, Inc.	1,744	(0.49)%	4,296
Clarivate plc	2,542	(0.57)%	3,833

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
ManpowerGroup, Inc.	210	(0.42)%	$1,260
Performance Food Group Co.	291	(0.42)%	(112)
TransUnion	920	(1.37)%	(832)
ABM Industries, Inc.	1,110	(1.19)%	(855)
Driven Brands Holdings, Inc.	2,184	(1.59)%	(2,197)
ICF International, Inc.	408	(1.07)%	(2,491)
GXO Logistics, Inc.	662	(0.80)%	(2,732)
FTI Consulting, Inc.	199	(0.94)%	(3,844)
ICU Medical, Inc.	346	(1.37)%	(9,892)
Total Consumer, Non-cyclical			14,820
Utilities
AES Corp.	2,586	(1.49)%	6,361
Spire, Inc.	384	(0.64)%	(80)
DTE Energy Co.	412	(1.08)%	(315)
Dominion Energy, Inc.	1,165	(1.56)%	(564)
Duke Energy Corp.	675	(1.56)%	(1,308)
Entergy Corp.	618	(1.59)%	(1,897)
CMS Energy Corp.	1,088	(1.60)%	(2,200)
Public Service Enterprise Group, Inc.	1,072	(1.60)%	(2,773)
Vistra Corp.	3,028	(1.74)%	(4,817)
Edison International	515	(0.87)%	(6,291)
Total Utilities			(13,884)
Consumer, Cyclical
MillerKnoll, Inc.	1,079	(0.53)%	18,101
Alaska Air Group, Inc.	835	(0.84)%	7,965
UniFirst Corp.	271	(1.14)%	6,590
American Airlines Group, Inc.	2,165	(0.76)%	5,321
Southwest Airlines Co.	1,022	(0.80)%	3,048
Royal Caribbean Cruises Ltd.	324	(0.51)%	2,762
Gap, Inc.	1,529	(0.37)%	2,481
United Airlines Holdings, Inc.	282	(0.30)%	1,694
Burlington Stores, Inc.	82	(0.40)%	1,545
Live Nation Entertainment, Inc.	179	(0.30)%	462
Hyatt Hotels Corp. — Class A	163	(0.44)%	28
Costco Wholesale Corp.	18	(0.21)%	(475)
Tesla, Inc.	44	(0.22)%	(718)
Delta Air Lines, Inc.	1,280	(1.07)%	(2,011)
Lululemon Athletica, Inc.	57	(0.50)%	(2,978)
Floor & Decor Holdings, Inc. — Class A	374	(0.88)%	(7,013)
Copart, Inc.	689	(1.24)%	(7,733)
Total Consumer, Cyclical			29,069
Financial
Bank of America Corp.	1,639	(1.12)%	14,952
Raymond James Financial, Inc.	522	(1.17)%	11,459
Sun Communities, Inc.	448	(1.51)%	11,378
Morgan Stanley	1,150	(2.42)%	11,369
Invitation Homes, Inc.	988	(0.74)%	11,053
Prudential Financial, Inc.	567	(1.12)%	9,139
Equitable Holdings, Inc.	1,611	(0.98)%	8,966
Americold Realty Trust, Inc.	1,618	(1.10)%	8,262
Allstate Corp.	445	(1.18)%	7,718
Alexandria Real Estate Equities, Inc.	264	(0.79)%	7,233
American Tower Corp. — Class A	228	(1.12)%	7,106
Assured Guaranty Ltd.	559	(0.67)%	6,309
Ventas, Inc.	1,002	(1.04)%	5,512
Independence Realty Trust, Inc.	1,532	(0.59)%	5,508
Howard Hughes Corp.	546	(1.05)%	5,300
Assurant, Inc.	194	(0.56)%	5,040
Outfront Media, Inc.	1,727	(0.67)%	4,875
Brighthouse Financial, Inc.	602	(0.64)%	4,539
Healthcare Realty Trust, Inc.	3,274	(1.52)%	4,474
Equinix, Inc.	69	(1.19)%	4,203
Citigroup, Inc.	806	(0.90)%	3,487
Kite Realty Group Trust	2,993	(1.50)%	3,038
Kennedy-Wilson Holdings, Inc.	3,853	(1.53)%	2,599
KKR & Company, Inc. — Class A	1,140	(1.43)%	2,499
Welltower, Inc.	683	(1.17)%	2,179
TFS Financial Corp.	1,734	(0.52)%	1,889
Rexford Industrial Realty, Inc.	914	(1.31)%	1,581
Apple Hospitality REIT, Inc.	770	(0.29)%	1,534
SoFi Technologies, Inc.	1,286	(0.19)%	1,516
Rayonier, Inc.	627	(0.50)%	380
Ryman Hospitality Properties, Inc.	513	(1.10)%	(457)
Apollo Global Management, Inc.	889	(1.34)%	(1,808)
Iron Mountain, Inc.	1,151	(1.46)%	(3,303)
Ares Management Corp. — Class A	756	(1.51)%	(3,695)
Progressive Corp.	386	(1.32)%	(4,891)
Total Financial			160,943
Basic Materials
Ashland, Inc.	290	(0.71)%	1,279
Royal Gold, Inc.	181	(0.56)%	(560)
Carpenter Technology Corp.	466	(0.50)%	(3,402)
Total Basic Materials			(2,683)
Technology
Atlassian Corp. — Class A	50	(0.20)%	254
Take-Two Interactive Software, Inc.	349	(1.00)%	(943)
Total Technology			(689)
Energy
Patterson-UTI Energy, Inc.	1,682	(0.47)%	9,129
Halliburton Co.	1,356	(1.03)%	8,837
NOV, Inc.	1,399	(0.62)%	6,356
Helmerich & Payne, Inc.	385	(0.33)%	5,199
Baker Hughes Co.	867	(0.60)%	2,775
Liberty Energy, Inc. — Class A	1,326	(0.41)%	2,152
Hess Corp.	288	(0.91)%	(61)
Valaris Ltd.	355	(0.55)%	(3,806)
Schlumberger Ltd.	650	(0.76)%	(4,919)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Total Energy			$25,662
Communications
IAC, Inc.	554	(0.68)%	2,807
CDW Corp.	233	(1.09)%	1,689
Paramount Global — Class B	951	(0.51)%	134
Robinhood Markets, Inc. — Class A	885	(0.21)%	116
Chewy, Inc. — Class A	213	(0.19)%	(224)
DoorDash, Inc. — Class A	152	(0.23)%	(267)
Walt Disney Co.	558	(1.34)%	(825)
Trade Desk, Inc. — Class A	151	(0.22)%	(984)
Uber Technologies, Inc.	1,069	(0.81)%	(4,877)
Warner Bros Discovery, Inc.	1,780	(0.64)%	(5,250)
Total Communications			(7,681)
Industrial
Stericycle, Inc.	807	(0.84)%	12,174
Stanley Black & Decker, Inc.	276	(0.53)%	9,557
Jacobs Solutions, Inc.	514	(1.45)%	1,947
Vulcan Materials Co.	181	(0.74)%	1,924
Ryder System, Inc.	130	(0.28)%	1,074
TD SYNNEX Corp.	226	(0.52)%	314
Waste Management, Inc.	338	(1.32)%	205
Kirby Corp.	370	(0.62)%	(369)
J.B. Hunt Transport Services, Inc.	155	(0.65)%	(816)
Teledyne Technologies, Inc.	70	(0.75)%	(1,031)
Tetra Tech, Inc.	133	(0.47)%	(1,897)
MSA Safety, Inc.	318	(1.02)%	(3,159)
Republic Services, Inc. — Class A	435	(1.42)%	(3,574)
Casella Waste Systems, Inc. — Class A	503	(1.00)%	(3,966)
Total Industrial			12,383
Total GS Long/Short Equity Short Custom Basket			$217,940

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

MS LONG/SHORT EQUITY LONG CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Alphabet, Inc. — Class C	680	1.20%	$7,503
Arista Networks, Inc.	268	0.77%	7,367
Cisco Systems, Inc.	1,102	0.98%	4,306
VeriSign, Inc.	324	1.16%	3,619
T-Mobile US, Inc.	91	0.22%	1,098
A10 Networks, Inc.	1,719	0.45%	746
Extreme Networks, Inc.	1,212	0.39%	(214)
Viavi Solutions, Inc.	1,309	0.24%	(742)
Verizon Communications, Inc.	1,691	1.12%	(4,536)
Total Communications			19,147
Consumer, Non-cyclical
John B Sanfilippo & Son, Inc.	700	1.16%	12,148
Perdoceo Education Corp.	4,506	1.03%	11,239
Hologic, Inc.	740	1.02%	10,235
Vertex Pharmaceuticals, Inc.	123	0.66%	8,255
Amphastar Pharmaceuticals, Inc.	349	0.22%	6,351
Inter Parfums, Inc.	124	0.30%	5,372
General Mills, Inc.	818	1.19%	5,062
Bristol-Myers Squibb Co.	809	0.96%	4,907
Exelixis, Inc.	2,048	0.68%	4,666
IDEXX Laboratories, Inc.	45	0.38%	3,571
Kimberly-Clark Corp.	400	0.92%	3,091
Amgen, Inc.	238	0.98%	1,618
Kellogg Co.	385	0.44%	575
Johnson & Johnson	163	0.43%	265
Prestige Consumer Healthcare, Inc.	258	0.28%	261
United Therapeutics Corp.	103	0.39%	238
Grand Canyon Education, Inc.	123	0.24%	77
ResMed, Inc.	59	0.22%	(36)
Premier, Inc. — Class A	691	0.38%	(92)
Ionis Pharmaceuticals, Inc.	411	0.25%	(328)
Ironwood Pharmaceuticals, Inc. — Class A	4,183	0.75%	(528)
Philip Morris International, Inc.	323	0.54%	(561)
Acadia Healthcare Company, Inc.	223	0.27%	(574)
Neurocrine Biosciences, Inc.	202	0.35%	(577)
Quest Diagnostics, Inc.	92	0.22%	(695)
Triton International Ltd.	723	0.78%	(843)
Gilead Sciences, Inc.	342	0.48%	(1,218)
Organon & Co.	1,008	0.40%	(1,240)
Hackett Group, Inc.	1,541	0.49%	(1,267)
Incyte Corp.	724	0.89%	(1,281)
Fulgent Genetics, Inc.	613	0.33%	(1,318)
Corcept Therapeutics, Inc.	829	0.31%	(1,404)
Quanex Building Products Corp.	1,178	0.43%	(1,406)
Pfizer, Inc.	647	0.45%	(1,595)
Altria Group, Inc.	809	0.62%	(1,605)
Waters Corp.	49	0.26%	(1,653)
Innoviva, Inc.	2,574	0.49%	(1,743)
EVERTEC, Inc.	1,734	1.00%	(2,160)
Merck & Company, Inc.	524	0.95%	(3,596)
USANA Health Sciences, Inc.	811	0.87%	(3,612)
Abbott Laboratories	623	1.08%	(5,407)
Eagle Pharmaceuticals, Inc.	1,034	0.50%	(7,352)
Royalty Pharma plc — Class A	1,202	0.74%	(8,240)
Total Consumer, Non-cyclical			27,600
Industrial
Standex International Corp.	526	1.10%	16,772
Vishay Intertechnology, Inc.	2,419	0.93%	14,464
Dorian LPG Ltd.	1,324	0.45%	8,454
Snap-on, Inc.	223	0.94%	8,010
Advanced Energy Industries, Inc.	520	0.87%	7,517
Eagle Materials, Inc.	280	0.70%	6,527
Donaldson Company, Inc.	844	0.94%	5,951
Mueller Industries, Inc.	493	0.62%	5,526
Graco, Inc.	900	1.12%	3,607
PGT Innovations, Inc.	697	0.30%	2,060
Illinois Tool Works, Inc.	272	1.13%	1,854
A O Smith Corp.	470	0.55%	1,326
Louisiana-Pacific Corp.	499	0.46%	638
Acuity Brands, Inc.	217	0.68%	404
Otis Worldwide Corp.	354	0.51%	359
Albany International Corp. — Class A	194	0.30%	172
Lindsay Corp.	99	0.25%	(591)
GrafTech International Ltd.	2,246	0.19%	(733)
Simpson Manufacturing Company, Inc.	324	0.61%	(746)
Lennox International, Inc.	107	0.46%	(1,236)
Packaging Corporation of America	442	1.05%	(1,357)
Timken Co.	221	0.31%	(1,519)
Masco Corp.	410	0.35%	(1,761)
ITT, Inc.	243	0.36%	(1,792)
3M Co.	180	0.32%	(3,542)
Sealed Air Corp.	507	0.40%	(3,639)
Sturm Ruger & Company, Inc.	1,001	0.98%	(4,026)
Total Industrial			62,699
Basic Materials
NewMarket Corp.	86	0.53%	5,312
Olin Corp.	499	0.47%	178
Livent Corp.	1	0.00%	18
AdvanSix, Inc.	487	0.32%	(1,142)
Huntsman Corp.	1,172	0.55%	(1,431)
Total Basic Materials			2,935
Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,334	1.03%	8,809
GMS, Inc.	496	0.49%	6,577
Boyd Gaming Corp.	987	1.08%	6,464
Brunswick Corp.	672	0.94%	4,591
Darden Restaurants, Inc.	380	1.00%	4,040

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
McDonald's Corp.	241	1.15%	$3,861
Oxford Industries, Inc.	362	0.65%	2,883
DR Horton, Inc.	535	0.89%	2,714
Haverty Furniture Companies, Inc.	691	0.38%	2,596
Steven Madden Ltd.	882	0.54%	2,295
Methode Electronics, Inc.	404	0.30%	2,053
PulteGroup, Inc.	601	0.60%	1,797
KB Home	566	0.39%	1,327
Taylor Morrison Home Corp. — Class A	665	0.43%	1,134
WW Grainger, Inc.	40	0.47%	784
Yum! Brands, Inc.	492	1.11%	735
O'Reilly Automotive, Inc.	33	0.48%	538
MDC Holdings, Inc.	1,016	0.67%	480
Ethan Allen Interiors, Inc.	538	0.25%	275
MSC Industrial Direct Company, Inc. — Class A	481	0.69%	(236)
Murphy USA, Inc.	177	0.78%	(887)
Gentex Corp.	1,934	0.92%	(1,543)
BlueLinx Holdings, Inc.	98	0.11%	(2,017)
Buckle, Inc.	855	0.52%	(3,195)
Total Consumer, Cyclical			46,075
Financial
Evercore, Inc. — Class A	476	0.94%	3,467
S&T Bancorp, Inc.	1,011	0.54%	3,249
Virtus Investment Partners, Inc.	112	0.36%	2,419
Hilltop Holdings, Inc.	647	0.33%	904
NMI Holdings, Inc. — Class A	1,528	0.58%	765
Mastercard, Inc. — Class A	124	0.77%	407
Radian Group, Inc.	1,721	0.65%	271
Federated Hermes, Inc. — Class B	538	0.37%	248

International Bancshares Corp.	375	0.27%	(356)
Central Pacific Financial Corp.	264	0.08%	(689)
TowneBank	1,249	0.57%	(1,402)
Janus Henderson Group plc	803	0.36%	(1,498)
Visa, Inc. — Class A	291	1.12%	(1,534)
BOK Financial Corp.	88	0.13%	(1,676)
Marcus & Millichap, Inc.	533	0.29%	(2,258)
MGIC Investment Corp.	4,023	0.92%	(2,327)
Renasant Corp.	1,030	0.54%	(2,853)
Essent Group Ltd.	854	0.58%	(3,228)
Bank of New York Mellon Corp.	897	0.69%	(5,643)
Southside Bancshares, Inc.	858	0.49%	(5,710)
Mr Cooper Group, Inc.	873	0.61%	(6,012)
Preferred Bank/Los Angeles CA	550	0.51%	(6,634)
Stewart Information Services Corp.	560	0.39%	(7,052)
FNB Corp.	2,632	0.52%	(7,709)
FB Financial Corp.	1,089	0.58%	(8,262)
Hope Bancorp, Inc.	2,667	0.45%	(9,286)
Ameris Bancorp	781	0.49%	(9,908)
Total Financial			$(72,307)
Technology
Cirrus Logic, Inc.	514	0.96%	19,528
Diodes, Inc.	264	0.42%	5,017
Teradata Corp.	660	0.45%	4,085
Analog Devices, Inc.	345	1.15%	4,001
NetApp, Inc.	262	0.29%	2,744
Avid Technology, Inc.	769	0.42%	2,737
QUALCOMM, Inc.	327	0.71%	1,920
Kulicke & Soffa Industries, Inc.	350	0.31%	1,725
Veeco Instruments, Inc.	792	0.29%	1,366
ON Semiconductor Corp.	331	0.46%	1,300
Microchip Technology, Inc.	722	1.03%	(205)
Cognizant Technology Solutions Corp. — Class A	272	0.28%	(448)
Silicon Laboratories, Inc.	96	0.29%	(482)
Seagate Technology Holdings plc	229	0.26%	(1,089)
Dropbox, Inc. — Class A	1,817	0.67%	(1,872)
Total Technology			40,327
Energy
Marathon Petroleum Corp.	341	0.78%	12,636
Exxon Mobil Corp.	575	1.07%	5,965
Valero Energy Corp.	243	0.58%	4,481
Antero Midstream Corp.	5,207	0.93%	1,370
Magnolia Oil & Gas Corp. — Class A	653	0.24%	(140)
REX American Resources Corp.	669	0.33%	(420)
Kinder Morgan, Inc.	3,092	0.92%	(842)
ONEOK, Inc.	245	0.27%	(1,052)
Occidental Petroleum Corp.	252	0.27%	(1,909)
DT Midstream, Inc.	639	0.54%	(3,643)
Total Energy			16,446
Utilities
MGE Energy, Inc.	908	1.19%	4,042
Chesapeake Utilities Corp.	263	0.57%	3,055
ONE Gas, Inc.	790	1.07%	2,567
National Fuel Gas Co.	602	0.59%	(1,461)
OGE Energy Corp.	1,813	1.15%	(3,014)
Clearway Energy, Inc. — Class C	1,691	0.90%	(3,782)
Total Utilities			1,407
Total MS Long/Short Equity Long Custom Basket			$144,329

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET

Consumer, Non-cyclical
Viad Corp.	689	(0.35)%	16,537
Equifax, Inc.	264	(1.29)%	7,312
Healthcare Services Group, Inc.	1,437	(0.48)%	4,492
Dun & Bradstreet Holdings, Inc.	1,744	(0.49)%	4,316
Clarivate plc	2,542	(0.58)%	3,853

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
ManpowerGroup, Inc.	210	(0.42)%	$1,266
Performance Food Group Co.	291	(0.42)%	(92)
TransUnion	920	(1.38)%	(696)
ABM Industries, Inc.	1,110	(1.20)%	(855)
Driven Brands Holdings, Inc.	2,184	(1.60)%	(2,298)
ICF International, Inc.	408	(1.08)%	(2,483)
GXO Logistics, Inc.	662	(0.81)%	(2,723)
FTI Consulting, Inc.	199	(0.95)%	(4,089)
ICU Medical, Inc.	346	(1.38)%	(9,839)
Total Consumer, Non-cyclical			14,701
Utilities
AES Corp.	2,586	(1.50)%	6,308
Spire, Inc.	384	(0.65)%	(60)
DTE Energy Co.	412	(1.09)%	(246)
Dominion Energy, Inc.	1,165	(1.57)%	(333)
Duke Energy Corp.	675	(1.57)%	(1,183)
Entergy Corp.	618	(1.61)%	(1,828)
CMS Energy Corp.	1,088	(1.61)%	(1,978)
Public Service Enterprise Group, Inc.	1,072	(1.62)%	(3,000)
Vistra Corp.	3,028	(1.75)%	(4,765)
Edison International	515	(0.88)%	(6,108)
Total Utilities			(13,193)
Consumer, Cyclical
MillerKnoll, Inc.	1,079	(0.53)%	18,122
Alaska Air Group, Inc.	835	(0.85)%	7,889
UniFirst Corp.	271	(1.15)%	6,547
American Airlines Group, Inc.	2,165	(0.77)%	5,305
Southwest Airlines Co.	1,022	(0.80)%	2,961
Royal Caribbean Cruises Ltd.	324	(0.51)%	2,831
Gap, Inc.	1,529	(0.37)%	2,440
United Airlines Holdings, Inc.	282	(0.30)%	1,758
Burlington Stores, Inc.	82	(0.40)%	1,545
Live Nation Entertainment, Inc.	179	(0.30)%	507
Hyatt Hotels Corp. — Class A	163	(0.44)%	(13)
Costco Wholesale Corp.	18	(0.22)%	(474)
Tesla, Inc.	44	(0.22)%	(727)
Delta Air Lines, Inc.	1,280	(1.08)%	(1,953)
Lululemon Athletica, Inc.	57	(0.50)%	(2,957)
Floor & Decor Holdings, Inc. — Class A	374	(0.89)%	(6,949)
Copart, Inc.	689	(1.25)%	(7,608)
Total Consumer, Cyclical			29,224
Financial
Bank of America Corp.	1,639	(1.13)%	14,910
Raymond James Financial, Inc.	522	(1.18)%	11,547
Sun Communities, Inc.	448	(1.52)%	11,412
Invitation Homes, Inc.	988	(0.74)%	11,065
Prudential Financial, Inc.	567	(1.13)%	9,241
Equitable Holdings, Inc.	1,611	(0.99)%	9,046
Americold Realty Trust, Inc.	1,618	(1.11)%	8,351
Allstate Corp.	445	(1.19)%	7,694
Alexandria Real Estate Equities, Inc.	264	(0.80)%	7,404
American Tower Corp. — Class A	228	(1.12)%	7,000
Assured Guaranty Ltd.	559	(0.68)%	6,307
Goldman Sachs Group, Inc.	204	(1.61)%	5,867
Ventas, Inc.	1,002	(1.05)%	5,654
Independence Realty Trust, Inc.	1,532	(0.59)%	5,532
Howard Hughes Corp.	546	(1.05)%	5,266
Assurant, Inc.	194	(0.56)%	5,038
Outfront Media, Inc.	1,727	(0.68)%	4,805
Brighthouse Financial, Inc.	602	(0.64)%	4,552
Healthcare Realty Trust, Inc.	3,274	(1.53)%	4,414
Equinix, Inc.	69	(1.20)%	4,243
Citigroup, Inc.	806	(0.91)%	3,426
Kite Realty Group Trust	2,993	(1.51)%	3,019
Kennedy-Wilson Holdings, Inc.	3,853	(1.54)%	2,722
KKR & Company, Inc. — Class A	1,140	(1.45)%	2,533
Welltower, Inc.	683	(1.18)%	2,267
TFS Financial Corp.	1,734	(0.53)%	1,886
Rexford Industrial Realty, Inc.	914	(1.32)%	1,700
SoFi Technologies, Inc.	1,286	(0.19)%	1,516
Apple Hospitality REIT, Inc.	770	(0.29)%	1,513
Rayonier, Inc.	627	(0.50)%	355
Ryman Hospitality Properties, Inc.	513	(1.11)%	(420)
Apollo Global Management, Inc.	889	(1.36)%	(1,701)
Iron Mountain, Inc.	1,151	(1.47)%	(3,296)
Ares Management Corp. — Class A	756	(1.52)%	(3,546)
Progressive Corp.	386	(1.33)%	(4,909)
Total Financial			156,413
Basic Materials
Ashland, Inc.	290	(0.72)%	1,297
Livent Corp.	1	0.00%	(8)
Royal Gold, Inc.	181	(0.57)%	(571)
Carpenter Technology Corp.	466	(0.50)%	(3,441)
Total Basic Materials			(2,723)
Technology
Atlassian Corp. — Class A	50	(0.21)%	252
Take-Two Interactive Software, Inc.	349	(1.01)%	(870)
Total Technology			(618)
Energy
Patterson-UTI Energy, Inc.	1,682	(0.48)%	9,044
Halliburton Co.	1,356	(1.04)%	9,014
NOV, Inc.	1,399	(0.63)%	6,332
Helmerich & Payne, Inc.	385	(0.33)%	5,190
Baker Hughes Co.	867	(0.60)%	2,825
Liberty Energy, Inc. — Class A	1,326	(0.41)%	2,251
Hess Corp.	288	(0.92)%	(65)
Valaris Ltd.	355	(0.56)%	(3,779)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Schlumberger Ltd.	650	(0.77)%	$(4,856)
Total Energy			25,956
Communications
IAC, Inc.	554	(0.69)%	3,183
CDW Corp.	233	(1.10)%	1,688
Paramount Global — Class B	951	(0.51)%	213
Robinhood Markets, Inc. — Class A	885	(0.21)%	165
Chewy, Inc. — Class A	213	(0.19)%	(187)
DoorDash, Inc. — Class A	152	(0.23)%	(219)
Walt Disney Co.	558	(1.35)%	(679)
Trade Desk, Inc. — Class A	151	(0.22)%	(964)
Uber Technologies, Inc.	1,069	(0.82)%	(4,922)
Warner Bros Discovery, Inc.	1,780	(0.65)%	(4,960)
Total Communications			(6,682)
Industrial
Stericycle, Inc.	807	(0.85)%	12,191
Stanley Black & Decker, Inc.	276	(0.54)%	9,593
Jacobs Solutions, Inc.	514	(1.47)%	2,113
Vulcan Materials Co.	181	(0.75)%	1,954
Ryder System, Inc.	130	(0.28)%	1,085
TD SYNNEX Corp.	226	(0.53)%	335
Waste Management, Inc.	338	(1.33)%	271
General Electric Co.	0	0.00%	(2)
Kirby Corp.	370	(0.62)%	(473)
J.B. Hunt Transport Services, Inc.	155	(0.66)%	(747)
Teledyne Technologies, Inc.	70	(0.76)%	(1,016)
Tetra Tech, Inc.	133	(0.47)%	(1,873)
MSA Safety, Inc.	318	(1.02)%	(3,200)
Republic Services, Inc. — Class A	435	(1.43)%	(3,583)
Casella Waste Systems, Inc. — Class A	503	(1.00)%	(3,994)
Total Industrial			12,654
Total MS Long/Short Equity Short Custom Basket			$215,732

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

MS EQUITY MARKET NEUTRAL  LONG CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Ryman Hospitality Properties, Inc.	6,627	9.22%	$86,164
Gaming and Leisure Properties, Inc.	9,884	7.98%	85,094
Sun Communities, Inc.	2,624	5.73%	46,688
Rexford Industrial Realty, Inc.	11,321	10.47%	36,102
CareTrust REIT, Inc.	21,846	6.63%	32,686
Four Corners Property Trust, Inc.	14,012	5.84%	13,707
Brixmor Property Group, Inc.	15,214	5.08%	9,886
Agree Realty Corp.	6,039	6.42%	8,001
Ventas, Inc.	7,876	5.29%	6,353
Kite Realty Group Trust	10,539	3.42%	276
NETSTREIT Corp.	11,299	3.20%	(970)
InvenTrust Properties Corp.	12,555	4.56%	(1,239)
AvalonBay Communities, Inc.	2,360	6.15%	(15,499)
American Tower Corp. — Class A	731	2.32%	(20,757)
SBA Communications Corp.	579	2.34%	(22,976)
Equity Residential	6,242	5.81%	(30,887)
Boston Properties, Inc.	2,303	1.93%	(52,338)
Alexandria Real Estate Equities, Inc.	2,889	5.63%	(59,912)
Piedmont Office Realty Trust, Inc. — Class A	17,458	1.98%	(65,563)
Total Financial			54,816
Total MS Equity Market Neutral Long Custom Basket			$54,816

MS EQUITY MARKET NEUTRAL  SHORT CUSTOM BASKET

Financial
Douglas Emmett, Inc.	29,010	(5.70)%	302,725
Office Properties Income Trust	23,593	(4.62)%	212,647
Broadstone Net Lease, Inc.	11,557	(3.13)%	118,375
Essex Property Trust, Inc.	2,082	(6.94)%	103,550
Camden Property Trust	1,916	(3.20)%	65,219
JBG SMITH Properties	18,515	(4.44)%	62,929
Necessity Retail REIT, Inc.	39,781	(3.98)%	60,554
Mid-America Apartment Communities, Inc.	2,467	(5.94)%	52,795
Apartment Income REIT Corp.	6,034	(3.44)%	49,407
Realty Income Corp.	11,408	(11.51)%	27,355
Apple Hospitality REIT, Inc.	24,403	(6.03)%	21,942
Host Hotels & Resorts, Inc.	3,764	(0.99)%	12,694
Federal Realty Investment Trust	3,704	(5.83)%	11,005
Phillips Edison & Company, Inc.	21,218	(11.03)%	(8,770)
STAG Industrial, Inc.	19,108	(10.30)%	(9,722)
Welltower, Inc.	5,048	(5.77)%	(49,812)
Total Financial			1,032,893
Exchange Traded Funds
Vanguard Real Estate ETF	5,401	(7.15)%	130,975
Total MS Equity Market Neutral Short Custom Basket			$1,163,868

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

GS EQUITY MARKET NEUTRAL  LONG CUSTOM BASKET

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Ryman Hospitality Properties, Inc.	6,627	9.22%	$86,854
Gaming and Leisure Properties, Inc.	9,884	7.98%	85,058
Rexford Industrial Realty, Inc.	11,321	10.47%	36,824
CareTrust REIT, Inc.	21,846	6.63%	32,569
Sun Communities, Inc.	2,624	5.73%	19,952
Four Corners Property Trust, Inc.	14,012	5.84%	13,640
Brixmor Property Group, Inc.	15,214	5.08%	9,959
Agree Realty Corp.	6,039	6.42%	7,197
Ventas, Inc.	7,876	5.29%	6,423
Kite Realty Group Trust	10,539	3.42%	1,778
InvenTrust Properties Corp.	12,555	4.56%	(253)
NETSTREIT Corp.	11,299	3.20%	(881)
AvalonBay Communities, Inc.	2,360	6.15%	(15,761)
American Tower Corp. — Class A	731	2.32%	(20,772)
SBA Communications Corp.	579	2.34%	(22,878)
Equity Residential	6,242	5.81%	(31,403)
Boston Properties, Inc.	2,303	1.93%	(52,446)
Alexandria Real Estate Equities, Inc.	2,889	5.63%	(59,855)
Piedmont Office Realty Trust, Inc. — Class A	17,458	1.98%	(64,872)
Total Financial			31,133
Total GS Equity Market Neutral Long Custom Basket			$31,133

GS EQUITY MARKET NEUTRAL  SHORT CUSTOM BASKET

Financial
Douglas Emmett, Inc.	29,010	(5.70)%	303,616
Office Properties Income Trust	23,593	(4.62)%	213,688
Broadstone Net Lease, Inc.	11,557	(3.13)%	114,892
Essex Property Trust, Inc.	2,082	(6.94)%	102,157
Camden Property Trust	1,916	(3.20)%	65,222
JBG SMITH Properties	18,515	(4.44)%	62,887
Necessity Retail REIT, Inc.	39,781	(3.98)%	60,377
Mid-America Apartment Communities, Inc.	2,467	(5.94)%	52,855
Apartment Income REIT Corp.	6,034	(3.44)%	49,335
Realty Income Corp.	11,408	(11.51)%	27,179
Apple Hospitality REIT, Inc.	24,403	(6.03)%	14,780
Host Hotels & Resorts, Inc.	3,764	(0.99)%	12,742
Federal Realty Investment Trust	3,704	(5.83)%	10,536

STAG Industrial, Inc.	19,108	(10.30)%	(10,823)
Phillips Edison & Company, Inc.	21,218	(11.03)%	(11,095)
Welltower, Inc.	5,048	(5.77)%	(50,309)
Total Financial			1,018,039
Exchange Traded Funds
Vanguard Real Estate ETF	5,401	(7.15)%	131,053
Total GS Equity Market Neutral Short Custom Basket			$1,149,092

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security and equity swap collateral at March 31, 2023.
[2]	Affiliated issuer.
[3]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2023.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$11,229,456	$—	$	— *	$11,229,456
Rights	25	—		— *	25
Mutual Funds	9,625,020	—		—	9,625,020
Closed-End Funds	3,071,353	5,239		—	3,076,592
U.S. Treasury Bills	—	5,879,683		—	5,879,683
Repurchase Agreements	—	9,116,264		—	9,116,264
Securities Lending Collateral	10,382	—		—	10,382
Commodity Futures Contracts**	422,742	—		—	422,742
Equity Futures Contracts**	338,319	8,229		—	346,548
Currency Futures Contracts**	105,459	—		—	105,459
Interest Rate Futures Contracts**	22,488	7,270		—	29,758
Equity Custom Basket Swap Agreements**	—	3,122,668		—	3,122,668
Total Assets	$24,825,244	$18,139,353		$—	$42,964,597

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$1,352,012	$—	$—	$1,352,012
Exchange-Traded Funds Sold Short	2,981,894	—	—	2,981,894
Commodity Futures Contracts**	270,542	—	—	270,542
Currency Futures Contracts**	151,949	—	—	151,949
Equity Futures Contracts**	97,149	1,607	—	98,756
Interest Rate Futures Contracts**	5,284	—	—	5,284
Total Liabilities	$4,858,830	$1,607	$—	$4,860,437

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,596,348	$–	$–	$–	$18,360	$2,614,708	108,001	$32,383
Guggenheim Strategy Fund III	2,387,928	–	–	–	18,857	2,406,785	99,249	29,525
Guggenheim Ultra Short Duration Fund — Institutional Class	2,486,511	–	–	–	18,056	2,504,567	257,937	30,398
Guggenheim Variable Insurance Strategy Fund III	2,083,380	–	–	–	15,580	2,098,960	86,555	25,467
	$9,554,167	$–	$–	$–	$70,853	$9,625,020		$117,773

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 79.0%
Technology - 38.5%
Microsoft Corp.	25,249	$7,279,287
Apple, Inc.	43,343	7,147,261
NVIDIA Corp.	10,914	3,031,582
Broadcom, Inc.	1,842	1,181,717
Adobe, Inc.*	2,023	779,604
Texas Instruments, Inc.	4,004	744,784
Advanced Micro Devices, Inc.*	7,121	697,929
QUALCOMM, Inc.	4,927	628,587
Intel Corp.	18,281	597,240
Intuit, Inc.	1,240	552,829
Applied Materials, Inc.	3,734	458,647
Analog Devices, Inc.	2,235	440,787
Lam Research Corp.	596	315,951
Fiserv, Inc.*	2,775	313,658
Activision Blizzard, Inc.	3,466	296,655
Micron Technology, Inc.	4,821	290,899
ASML Holding N.V. — Class G	388	264,115
Synopsys, Inc.*	673	259,946
Cadence Design Systems, Inc.*	1,206	253,369
KLA Corp.	612	244,292
Fortinet, Inc.*	3,464	230,217
NXP Semiconductor N.V.	1,145	213,514
Microchip Technology, Inc.	2,420	202,748
Autodesk, Inc.*	954	198,585
Workday, Inc. — Class A*	902	186,299
Paychex, Inc.	1,593	182,542
GLOBALFOUNDRIES, Inc.*,1	2,409	173,882
Marvell Technology, Inc.	3,770	163,241
Electronic Arts, Inc.	1,212	145,985
Cognizant Technology Solutions Corp. — Class A	2,250	137,092
Crowdstrike Holdings, Inc. — Class A*	965	132,456
ANSYS, Inc.*	385	128,128
Atlassian Corp. — Class A*	663	113,486
Datadog, Inc. — Class A*	1,299	94,385
Zoom Video Communications, Inc. — Class A*	1,086	80,190
Zscaler, Inc.*	637	74,421
Total Technology		28,236,310
Communications - 20.7%
Amazon.com, Inc.*	34,902	3,605,028
Alphabet, Inc. — Class A*	20,677	2,144,825
Alphabet, Inc. — Class C*	20,327	2,114,008
Meta Platforms, Inc. — Class A*	9,835	2,084,430
Cisco Systems, Inc.	18,099	946,125
T-Mobile US, Inc.*	5,388	780,398
Comcast Corp. — Class A	18,588	704,671
Netflix, Inc.*	1,968	679,905
Booking Holdings, Inc.*	167	442,952
MercadoLibre, Inc.*	222	292,609
Palo Alto Networks, Inc.*	1,337	267,052
Charter Communications, Inc. — Class A*	674	241,029
Airbnb, Inc. — Class A*	1,807	224,791
PDD Holdings, Inc. ADR*	2,630	199,617
Warner Bros Discovery, Inc.*	10,737	162,129
eBay, Inc.	2,372	105,246
JD.com, Inc. ADR	2,037	89,404
Sirius XM Holdings, Inc.[1]	17,191	68,248
Total Communications		15,152,467
Consumer, Non-cyclical - 9.6%
PepsiCo, Inc.	6,085	1,109,296
Amgen, Inc.	2,360	570,530
Gilead Sciences, Inc.	5,510	457,165
Mondelez International, Inc. — Class A	6,024	419,993
Automatic Data Processing, Inc.	1,831	407,636
Intuitive Surgical, Inc.*	1,548	395,468
Regeneron Pharmaceuticals, Inc.*	475	390,293
PayPal Holdings, Inc.*	4,999	379,624
Vertex Pharmaceuticals, Inc.*	1,136	357,919
Moderna, Inc.*	1,707	262,161
Monster Beverage Corp.*	4,611	249,040
Keurig Dr Pepper, Inc.	6,214	219,230
Kraft Heinz Co.	5,413	209,321
Cintas Corp.	449	207,743
Dexcom, Inc.*	1,707	198,319
AstraZeneca plc ADR	2,664	184,908
IDEXX Laboratories, Inc.*	366	183,029
Biogen, Inc.*	638	177,383
Seagen, Inc.*	825	167,038
Illumina, Inc.*	698	162,320
Verisk Analytics, Inc. — Class A	684	131,232
CoStar Group, Inc.*	1,797	123,724
Align Technology, Inc.*	338	112,939
Total Consumer, Non-cyclical		7,076,311
Consumer, Cyclical - 7.4%
Tesla, Inc.*	10,777	2,235,796
Costco Wholesale Corp.	1,961	974,362
Starbucks Corp.	5,078	528,772
O'Reilly Automotive, Inc.*	274	232,621
Marriott International, Inc. — Class A	1,361	225,980
Lululemon Athletica, Inc.*	541	197,027
PACCAR, Inc.	2,309	169,019
Ross Stores, Inc.	1,522	161,530
Copart, Inc.*	2,106	158,392
Dollar Tree, Inc.*	978	140,392
Fastenal Co.	2,523	136,091
Walgreens Boots Alliance, Inc.	3,811	131,784
Lucid Group, Inc.*,1	8,088	65,028
Rivian Automotive, Inc. — Class A*	4,062	62,880
Total Consumer, Cyclical		5,419,674
Industrial - 1.4%
Honeywell International, Inc.	2,952	564,186
CSX Corp.	9,114	272,873
Old Dominion Freight Line, Inc.	486	165,649
Total Industrial		1,002,708
Utilities - 0.9%
American Electric Power Company, Inc.	2,273	206,820
Exelon Corp.	4,393	184,023
Xcel Energy, Inc.	2,430	163,879
Constellation Energy Corp.	1,446	113,511
Total Utilities		668,233

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 79.0% (continued)
Energy - 0.5%
Baker Hughes Co.	4,469	$128,975
Enphase Energy, Inc.*	603	126,799
Diamondback Energy, Inc.	811	109,623
Total Energy		365,397
Total Common Stocks
(Cost $47,853,818)		57,921,100

	Face Amount
U.S. TREASURY BILLS†† - 4.5%
U.S. Treasury Bills
4.21% due 05/02/23[2,3]	$3,100,000	3,088,540
3.36% due 04/11/23[3,4]	220,000	219,776
Total U.S. Treasury Bills
(Cost $3,308,542)		3,308,316

REPURCHASE AGREEMENTS††,5 - 11.3%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[2]	4,609,899	4,609,899
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[2]	1,821,293	1,821,293
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[2]	1,821,293	1,821,293
Total Repurchase Agreements
(Cost $8,252,485)		8,252,485

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.3%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[7]	233,355	$233,355
Total Securities Lending Collateral
(Cost $233,355)		233,355
Total Investments - 95.1%
(Cost $59,648,200)		$69,715,256
Other Assets & Liabilities, net - 4.9%		3,628,467
Total Net Assets - 100.0%		$73,343,723

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	15	Jun 2023	$3,990,225	$290,551

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	5.32% (SOFR + 0.50%)	At Maturity	06/27/23	3,657	$48,210,048	$1,885,276
BNP Paribas	NASDAQ-100 Index	Pay	5.48% (Federal Funds Rate + 0.65%)	At Maturity	06/28/23	1,172	15,447,940	668,921
Goldman Sachs International	NASDAQ-100 Index	Pay	5.33% (Federal Funds Rate + 0.50%)	At Maturity	06/28/23	1,504	19,820,540	636,341
							$83,478,528	$3,190,538

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of March 31, 2023.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$57,921,100	$—	$—	$57,921,100
U.S. Treasury Bills	—	3,308,316	—	3,308,316
Repurchase Agreements	—	8,252,485	—	8,252,485
Securities Lending Collateral	233,355	—	—	233,355
Equity Futures Contracts**	290,551	—	—	290,551
Equity Index Swap Agreements**	—	3,190,538	—	3,190,538
Total Assets	$58,445,006	$14,751,339	$—	$73,196,345

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 71.3%
Technology - 34.8%
Microsoft Corp.	28,571	$8,237,019
Apple, Inc.	49,048	8,088,015
NVIDIA Corp.	12,350	3,430,459
Broadcom, Inc.	2,085	1,337,611
Adobe, Inc.*	2,289	882,112
Texas Instruments, Inc.	4,531	842,811
Advanced Micro Devices, Inc.*	8,057	789,667
QUALCOMM, Inc.	5,575	711,258
Intel Corp.	20,686	675,812
Intuit, Inc.	1,403	625,499
Applied Materials, Inc.	4,226	519,080
Analog Devices, Inc.	2,529	498,769
Lam Research Corp.	675	357,831
Fiserv, Inc.*	3,141	355,027
Activision Blizzard, Inc.	3,921	335,598
Micron Technology, Inc.	5,456	329,215
ASML Holding N.V. — Class G	439	298,832
Synopsys, Inc.*	762	294,323
Cadence Design Systems, Inc.*	1,365	286,773
KLA Corp.	692	276,226
Fortinet, Inc.*	3,920	260,523
NXP Semiconductor N.V.	1,296	241,672
Microchip Technology, Inc.	2,739	229,473
Autodesk, Inc.*	1,079	224,605
Workday, Inc. — Class A*	1,020	210,671
Paychex, Inc.	1,802	206,491
GLOBALFOUNDRIES, Inc.*,1	2,725	196,690
Marvell Technology, Inc.	4,266	184,718
Electronic Arts, Inc.	1,371	165,137
Cognizant Technology Solutions Corp. — Class A	2,547	155,189
Crowdstrike Holdings, Inc. — Class A*	1,091	149,751
ANSYS, Inc.*	435	144,768
Atlassian Corp. — Class A*	751	128,549
Datadog, Inc. — Class A*	1,470	106,810
Zoom Video Communications, Inc. — Class A*	1,228	90,676
Zscaler, Inc.*	721	84,234
Total Technology		31,951,894
Communications - 18.7%
Amazon.com, Inc.*	39,496	4,079,542
Alphabet, Inc. — Class A*	23,398	2,427,075
Alphabet, Inc. — Class C*	23,002	2,392,208
Meta Platforms, Inc. — Class A*	11,129	2,358,680
Cisco Systems, Inc.	20,480	1,070,592
T-Mobile US, Inc.*	6,097	883,090
Comcast Corp. — Class A	21,034	797,399
Netflix, Inc.*	2,227	769,384
Booking Holdings, Inc.*	188	498,653
MercadoLibre, Inc.*	251	330,833
Palo Alto Networks, Inc.*	1,513	302,207
Charter Communications, Inc. — Class A*	763	272,857
Airbnb, Inc. — Class A*	2,045	254,398
PDD Holdings, Inc. ADR*	2,976	225,878
Warner Bros Discovery, Inc.*	12,151	183,480
eBay, Inc.	2,684	119,089
JD.com, Inc. ADR	2,305	101,166
Sirius XM Holdings, Inc.[1]	19,453	77,228
Total Communications		17,143,759
Consumer, Non-cyclical - 8.7%
PepsiCo, Inc.	6,886	1,255,318
Amgen, Inc.	2,670	645,472
Gilead Sciences, Inc.	6,236	517,401
Mondelez International, Inc. — Class A	6,817	475,281
Automatic Data Processing, Inc.	2,072	461,289
Intuitive Surgical, Inc.*	1,752	447,583
Regeneron Pharmaceuticals, Inc.*	538	442,058
PayPal Holdings, Inc.*	5,657	429,593
Vertex Pharmaceuticals, Inc.*	1,285	404,865
Moderna, Inc.*	1,932	296,717
Monster Beverage Corp.*	5,218	281,824
Keurig Dr Pepper, Inc.	7,032	248,089
Kraft Heinz Co.	6,125	236,854
Cintas Corp.	508	235,041
Dexcom, Inc.*	1,932	224,460
AstraZeneca plc ADR	3,014	209,201
IDEXX Laboratories, Inc.*	415	207,533
Biogen, Inc.*	722	200,738
Seagen, Inc.*	934	189,107
Illumina, Inc.*	790	183,715
Verisk Analytics, Inc. — Class A	774	148,500
CoStar Group, Inc.*	2,034	140,041
Align Technology, Inc.*	383	127,976
Total Consumer, Non-cyclical		8,008,656
Consumer, Cyclical - 6.7%
Tesla, Inc.*	12,195	2,529,975
Costco Wholesale Corp.	2,219	1,102,554
Starbucks Corp.	5,747	598,435
O'Reilly Automotive, Inc.*	309	262,335
Marriott International, Inc. — Class A	1,541	255,868
Lululemon Athletica, Inc.*	612	222,884
PACCAR, Inc.	2,613	191,272
Ross Stores, Inc.	1,722	182,756
Copart, Inc.*	2,383	179,225
Dollar Tree, Inc.*	1,106	158,766
Fastenal Co.	2,855	153,999
Walgreens Boots Alliance, Inc.	4,313	149,144
Lucid Group, Inc.*,1	9,153	73,590
Rivian Automotive, Inc. — Class A*	4,596	71,146
Total Consumer, Cyclical		6,131,949
Industrial - 1.2%
Honeywell International, Inc.	3,341	638,532
CSX Corp.	10,313	308,771
Old Dominion Freight Line, Inc.	550	187,462
Total Industrial		1,134,765
Utilities - 0.8%
American Electric Power Company, Inc.	2,572	234,026
Exelon Corp.	4,971	208,235
Xcel Energy, Inc.	2,749	185,393
Constellation Energy Corp.	1,636	128,426
Total Utilities		756,080

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 71.3% (continued)
Energy - 0.4%
Baker Hughes Co.	5,056	$145,916
Enphase Energy, Inc.*	683	143,621
Diamondback Energy, Inc.	918	124,086
Total Energy		413,623
Total Common Stocks
(Cost $40,750,905)		65,540,726

MUTUAL FUNDS† - 22.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	1,115,118	10,827,800
Guggenheim Strategy Fund II2	409,526	9,914,634
Total Mutual Funds
(Cost $21,192,268)		20,742,434

	Face Amount
U.S. TREASURY BILLS†† - 1.6%
U.S. Treasury Bills
4.21% due 05/02/23[3,4]	$800,000	797,043
3.36% due 04/11/23[4,5]	660,000	659,328
Total U.S. Treasury Bills
(Cost $1,456,440)		1,456,371

REPURCHASE AGREEMENTS††,6 - 8.7%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[3]	4,490,983	4,490,983
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[3]	1,774,312	1,774,312
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[3]	1,774,312	1,774,312
Total Repurchase Agreements
(Cost $8,039,607)		8,039,607

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.3%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[8]	243,812	243,812
Total Securities Lending Collateral
(Cost $243,812)		243,812
Total Investments - 104.5%
(Cost $71,683,032)		$96,022,950
Other Assets & Liabilities, net - (4.5)%		(4,100,741)
Total Net Assets - 100.0%		$91,922,209

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	39	Jun 2023	$10,374,585	$1,048,031

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	5.32% (SOFR + 0.50%)	At Maturity	06/27/23	750	$9,880,844	$360,690
Goldman Sachs International	NASDAQ-100 Index	Pay	5.33% (Federal Funds Rate + 0.50%)	At Maturity	06/28/23	389	5,132,815	193,622
BNP Paribas	NASDAQ-100 Index	Pay	5.48% (Federal Funds Rate + 0.65%)	At Maturity	06/28/23	78	1,032,601	44,715
							$16,046,260	$599,027

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2023.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2023.

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$65,540,726	$—	$—	$65,540,726
Mutual Funds	20,742,434	—	—	20,742,434
U.S. Treasury Bills	—	1,456,371	—	1,456,371
Repurchase Agreements	—	8,039,607	—	8,039,607
Securities Lending Collateral	243,812	—	—	243,812
Equity Futures Contracts**	1,048,031	—	—	1,048,031
Equity Index Swap Agreements**	—	599,027	—	599,027
Total Assets	$87,575,003	$10,095,005	$—	$97,670,008

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,341,915	$–	$(500,000)	$(15,502)	$88,221	$9,914,634	409,526	$124,349
Guggenheim Ultra Short Duration Fund — Institutional Class	11,246,136	–	(500,000)	(12,367)	94,031	10,827,800	1,115,118	133,045
	$21,588,051	$–	$(1,000,000)	$(27,869)	$182,252	$20,742,434		$257,394

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 72.9%
Technology - 18.3%
Apple, Inc.	11,076	$1,826,432
Microsoft Corp.	5,543	1,598,047
NVIDIA Corp.	1,832	508,875
Broadcom, Inc.	311	199,519
Salesforce, Inc.*	745	148,836
Accenture plc — Class A	469	134,045
Adobe, Inc.*	341	131,411
Texas Instruments, Inc.	675	125,557
Advanced Micro Devices, Inc.*	1,201	117,710
Oracle Corp.	1,144	106,301
QUALCOMM, Inc.	830	105,891
Intel Corp.	3,081	100,656
Intuit, Inc.	209	93,178
International Business Machines Corp.	673	88,224
Applied Materials, Inc.	628	77,137
Analog Devices, Inc.	377	74,352
ServiceNow, Inc.*	151	70,173
Fiserv, Inc.*	473	53,463
Lam Research Corp.	100	53,012
Micron Technology, Inc.	813	49,056
Activision Blizzard, Inc.	530	45,363
Synopsys, Inc.*	114	44,033
Cadence Design Systems, Inc.*	204	42,858
KLA Corp.	103	41,115
NXP Semiconductor N.V.	193	35,990
Roper Technologies, Inc.	79	34,815
Microchip Technology, Inc.	408	34,182
MSCI, Inc. — Class A	60	33,581
Autodesk, Inc.*	161	33,514
Fortinet, Inc.*	483	32,100
Paychex, Inc.	239	27,387
ON Semiconductor Corp.*	322	26,507
Fidelity National Information Services, Inc.	442	24,014
Electronic Arts, Inc.	194	23,367
Cognizant Technology Solutions Corp. — Class A	379	23,093
ANSYS, Inc.*	65	21,632
HP, Inc.	644	18,901
Monolithic Power Systems, Inc.	33	16,518
Hewlett Packard Enterprise Co.	955	15,213
Take-Two Interactive Software, Inc.*	118	14,077
Skyworks Solutions, Inc.	118	13,922
Fair Isaac Corp.*	19	13,351
Broadridge Financial Solutions, Inc.	88	12,898
EPAM Systems, Inc.*	43	12,857
Teradyne, Inc.	116	12,471
Zebra Technologies Corp. — Class A*	38	12,084
Tyler Technologies, Inc.*	31	10,994
Paycom Software, Inc.*	36	10,944
NetApp, Inc.	161	10,280
PTC, Inc.*	79	10,130
Seagate Technology Holdings plc	143	9,455
Leidos Holdings, Inc.	102	9,390
Akamai Technologies, Inc.*	117	9,161
Western Digital Corp.*	238	8,966
Ceridian HCM Holding, Inc.*	115	8,420
Jack Henry & Associates, Inc.	54	8,139
Qorvo, Inc.*	74	7,516
DXC Technology Co.*	170	4,345
Total Technology		6,435,458
Consumer, Non-cyclical - 15.6%
UnitedHealth Group, Inc.	696	328,923
Johnson & Johnson	1,947	301,785
Procter & Gamble Co.	1,757	261,248
AbbVie, Inc.	1,317	209,890
Eli Lilly & Co.	587	201,587
Merck & Company, Inc.	1,888	200,864
PepsiCo, Inc.	1,026	187,040
Coca-Cola Co.	2,898	179,763
Pfizer, Inc.	4,180	170,544
Thermo Fisher Scientific, Inc.	292	168,300
Abbott Laboratories	1,298	131,435
Danaher Corp.	488	122,995
Philip Morris International, Inc.	1,154	112,226
Bristol-Myers Squibb Co.	1,583	109,718
Amgen, Inc.	398	96,217
S&P Global, Inc.	245	84,469
Elevance Health, Inc.	178	81,846
Medtronic plc	991	79,894
Gilead Sciences, Inc.	929	77,079
Stryker Corp.	251	71,653
CVS Health Corp.	956	71,040
Mondelez International, Inc. — Class A	1,015	70,766
Automatic Data Processing, Inc.	309	68,793
Intuitive Surgical, Inc.*	261	66,678
Regeneron Pharmaceuticals, Inc.*	80	65,734
PayPal Holdings, Inc.*	843	64,017
Vertex Pharmaceuticals, Inc.*	191	60,178
Altria Group, Inc.	1,330	59,345
Zoetis, Inc.	347	57,755
Cigna Group	222	56,728
Boston Scientific Corp.*	1,067	53,382
Becton Dickinson and Co.	211	52,231
Colgate-Palmolive Co.	622	46,743
Humana, Inc.	93	45,148
Estee Lauder Companies, Inc. — Class A	173	42,638
HCA Healthcare, Inc.	158	41,661
Edwards Lifesciences Corp.*	460	38,056
Moderna, Inc.*	246	37,781
General Mills, Inc.	439	37,517
McKesson Corp.	102	36,317
Moody's Corp.	117	35,804
Kimberly-Clark Corp.	251	33,689
Dexcom, Inc.*	288	33,460
Archer-Daniels-Midland Co.	407	32,422
Corteva, Inc.	531	32,025
IDEXX Laboratories, Inc.*	62	31,005
Monster Beverage Corp.*	567	30,623
Biogen, Inc.*	107	29,749
Cintas Corp.	64	29,611
Sysco Corp.	378	29,193
Hershey Co.	109	27,731

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 72.9% (continued)
Consumer, Non-cyclical - 15.6% (continued)
IQVIA Holdings, Inc.*	138	$27,447
Constellation Brands, Inc. — Class A	121	27,333
Illumina, Inc.*	117	27,208
Centene Corp.*	410	25,916
Kroger Co.	485	23,945
ResMed, Inc.	109	23,870
Kraft Heinz Co.	593	22,931
Keurig Dr Pepper, Inc.	633	22,332
Verisk Analytics, Inc. — Class A	116	22,256
GE HealthCare Technologies, Inc.*	270	22,148
CoStar Group, Inc.*	303	20,862
Global Payments, Inc.	196	20,627
United Rentals, Inc.	52	20,580
Zimmer Biomet Holdings, Inc.	156	20,155
Gartner, Inc.*	59	19,220
AmerisourceBergen Corp. — Class A	120	19,213
West Pharmaceutical Services, Inc.	55	19,056
Equifax, Inc.	91	18,458
Align Technology, Inc.*	54	18,044
Quanta Services, Inc.	106	17,664
Insulet Corp.*	52	16,586
Church & Dwight Company, Inc.	182	16,091
McCormick & Company, Inc.	187	15,560
Baxter International, Inc.	376	15,251
Laboratory Corporation of America Holdings	66	15,142
Hologic, Inc.*	184	14,849
Clorox Co.	92	14,558
Cardinal Health, Inc.	192	14,496
STERIS plc	74	14,155
Cooper Companies, Inc.	37	13,814
Waters Corp.*	44	13,624
Conagra Brands, Inc.	355	13,334
Kellogg Co.	191	12,789
Tyson Foods, Inc. — Class A	213	12,635
PerkinElmer, Inc.	94	12,526
J M Smucker Co.	79	12,432
Quest Diagnostics, Inc.	83	11,743
FleetCor Technologies, Inc.*	55	11,597
Molina Healthcare, Inc.*	43	11,502
Lamb Weston Holdings, Inc.	107	11,184
MarketAxess Holdings, Inc.	28	10,956
Avery Dennison Corp.	60	10,736
Bunge Ltd.	112	10,698
Incyte Corp.*	138	9,973
Teleflex, Inc.	35	8,866
Catalent, Inc.*	134	8,805
Brown-Forman Corp. — Class B	136	8,741
Viatris, Inc.	903	8,687
Bio-Techne Corp.	117	8,680
Hormel Foods Corp.	216	8,614
Henry Schein, Inc.*	101	8,236
Campbell Soup Co.	149	8,192
Charles River Laboratories International, Inc.*	38	7,669
Bio-Rad Laboratories, Inc. — Class A*	16	7,664
Molson Coors Beverage Co. — Class B	140	7,235
Rollins, Inc.	172	6,455
Robert Half International, Inc.	80	6,446
Dentsply Sirona, Inc.	160	6,285
Universal Health Services, Inc. — Class B	48	6,101
Organon & Co.	189	4,445
DaVita, Inc.*	41	3,325
Total Consumer, Non-cyclical		5,475,238
Financial - 10.3%
Berkshire Hathaway, Inc. — Class B*	1,342	414,369
JPMorgan Chase & Co.	2,184	284,597
Visa, Inc. — Class A	1,210	272,807
Mastercard, Inc. — Class A	628	228,221
Bank of America Corp.	5,198	148,663
Wells Fargo & Co.	2,838	106,085
Prologis, Inc. REIT	687	85,717
Morgan Stanley	973	85,429
Goldman Sachs Group, Inc.	252	82,432
BlackRock, Inc. — Class A	112	74,941
American Express Co.	443	73,073
American Tower Corp. — Class A REIT	347	70,906
Citigroup, Inc.	1,442	67,615
Progressive Corp.	436	62,374
Marsh & McLennan Companies, Inc.	369	61,457
Chubb Ltd.	309	60,002
Charles Schwab Corp.	1,136	59,504
CME Group, Inc. — Class A	268	51,327
Equinix, Inc. REIT	69	49,752
Aon plc — Class A	153	48,239
Intercontinental Exchange, Inc.	416	43,385
Crown Castle, Inc. REIT	322	43,096
PNC Financial Services Group, Inc.	299	38,003
U.S. Bancorp	1,038	37,420
Public Storage REIT	118	35,652
Truist Financial Corp.	988	33,691
Arthur J Gallagher & Co.	158	30,227
Realty Income Corp. REIT	467	29,570
Travelers Companies, Inc.	172	29,483
MetLife, Inc.	491	28,449
American International Group, Inc.	553	27,849
Capital One Financial Corp.	284	27,309
Simon Property Group, Inc. REIT	243	27,209
Aflac, Inc.	417	26,905
Welltower, Inc. REIT	352	25,235
Bank of New York Mellon Corp.	548	24,901
VICI Properties, Inc. REIT	747	24,367
Ameriprise Financial, Inc.	78	23,907
Prudential Financial, Inc.	274	22,671
Allstate Corp.	196	21,719
Digital Realty Trust, Inc. REIT	214	21,038
SBA Communications Corp. REIT	80	20,886
State Street Corp.	260	19,679
Discover Financial Services	199	19,669

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 72.9% (continued)
Financial - 10.3% (continued)
T. Rowe Price Group, Inc.	167	$18,854
Arch Capital Group Ltd.*	275	18,664
Willis Towers Watson plc	80	18,590
AvalonBay Communities, Inc. REIT	104	17,478
CBRE Group, Inc. — Class A*	235	17,110
Weyerhaeuser Co. REIT	546	16,451
Hartford Financial Services Group, Inc.	235	16,377
Extra Space Storage, Inc. REIT	100	16,293
Equity Residential REIT	254	15,240
M&T Bank Corp.	126	15,066
Alexandria Real Estate Equities, Inc. REIT	117	14,694
Nasdaq, Inc.	252	13,777
Northern Trust Corp.	155	13,660
Fifth Third Bancorp	509	13,560
Invitation Homes, Inc. REIT	433	13,523
Raymond James Financial, Inc.	144	13,431
Cincinnati Financial Corp.	117	13,113
Mid-America Apartment Communities, Inc. REIT	86	12,989
Ventas, Inc. REIT	298	12,918
Regions Financial Corp.	696	12,918
Principal Financial Group, Inc.	169	12,560
Huntington Bancshares, Inc.	1,075	12,040
Iron Mountain, Inc. REIT	216	11,428
Citizens Financial Group, Inc.	367	11,146
Cboe Global Markets, Inc.	79	10,605
Everest Re Group Ltd.	29	10,383
Brown & Brown, Inc.	175	10,048
Essex Property Trust, Inc. REIT	48	10,039
W R Berkley Corp.	152	9,464
Synchrony Financial	325	9,451
UDR, Inc. REIT	230	9,444
Kimco Realty Corp. REIT	461	9,003
Healthpeak Properties, Inc. REIT	407	8,942
Host Hotels & Resorts, Inc. REIT	532	8,773
KeyCorp	695	8,701
Camden Property Trust REIT	82	8,597
Loews Corp.	145	8,413
Globe Life, Inc.	67	7,371
Regency Centers Corp. REIT	115	7,036
Boston Properties, Inc. REIT	106	5,737
Franklin Resources, Inc.	212	5,711
Invesco Ltd.	339	5,560
Federal Realty Investment Trust REIT	55	5,436
Assurant, Inc.	39	4,683
Comerica, Inc.	98	4,255
Zions Bancorp North America	111	3,322
Lincoln National Corp.	115	2,584
First Republic Bank[1]	138	1,931
Total Financial		3,597,199
Communications - 8.8%
Amazon.com, Inc.*	6,639	685,742
Alphabet, Inc. — Class A*	4,435	460,043
Alphabet, Inc. — Class C*	3,867	402,168
Meta Platforms, Inc. — Class A*	1,658	351,397
Cisco Systems, Inc.	3,059	159,909
Walt Disney Co.*	1,360	136,177
Verizon Communications, Inc.	3,128	121,648
Comcast Corp. — Class A	3,133	118,772
Netflix, Inc.*	332	114,699
AT&T, Inc.	5,308	102,179
Booking Holdings, Inc.*	29	76,920
T-Mobile US, Inc.*	441	63,875
Motorola Solutions, Inc.	125	35,766
Arista Networks, Inc.*	184	30,886
Charter Communications, Inc. — Class A*	78	27,893
Warner Bros Discovery, Inc.*	1,646	24,855
Corning, Inc.	567	20,004
CDW Corp.	101	19,684
eBay, Inc.	404	17,926
VeriSign, Inc.*	68	14,370
Omnicom Group, Inc.	151	14,245
FactSet Research Systems, Inc.	28	11,622
Interpublic Group of Companies, Inc.	289	10,763
Expedia Group, Inc.*	110	10,673
Etsy, Inc.*	94	10,465
Paramount Global — Class B	376	8,388
Juniper Networks, Inc.	241	8,295
Match Group, Inc.*	208	7,985
Fox Corp. — Class A	221	7,525
Gen Digital, Inc.	424	7,276
F5, Inc.*	45	6,556
News Corp. — Class A	285	4,922
Fox Corp. — Class B	103	3,225
DISH Network Corp. — Class A*	187	1,745
News Corp. — Class B	88	1,534
Total Communications		3,100,132
Consumer, Cyclical - 6.9%
Tesla, Inc.*	2,003	415,542
Home Depot, Inc.	759	223,996
Costco Wholesale Corp.	330	163,967
Walmart, Inc.	1,044	153,938
McDonald's Corp.	545	152,387
NIKE, Inc. — Class B	928	113,810
Lowe's Companies, Inc.	450	89,987
Starbucks Corp.	856	89,135
TJX Companies, Inc.	861	67,468
Target Corp.	343	56,811
O'Reilly Automotive, Inc.*	46	39,053
General Motors Co.	1,039	38,111
Ford Motor Co.	2,916	36,742
Chipotle Mexican Grill, Inc. — Class A*	21	35,874
Dollar General Corp.	166	34,936
AutoZone, Inc.*	14	34,414
Marriott International, Inc. — Class A	200	33,208
PACCAR, Inc.	389	28,475
Hilton Worldwide Holdings, Inc.	198	27,892
Yum! Brands, Inc.	209	27,605
Ross Stores, Inc.	256	27,169
Cummins, Inc.	105	25,082
Copart, Inc.*	319	23,992
Fastenal Co.	425	22,924
DR Horton, Inc.	233	22,762
WW Grainger, Inc.	33	22,731

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 72.9% (continued)
Consumer, Cyclical - 6.9% (continued)
Aptiv plc*	202	$22,662
Dollar Tree, Inc.*	155	22,250
Ulta Beauty, Inc.*	38	20,735
Lennar Corp. — Class A	189	19,866
Tractor Supply Co.	82	19,273
Walgreens Boots Alliance, Inc.	533	18,431
Genuine Parts Co.	105	17,568
Delta Air Lines, Inc.*	478	16,692
Southwest Airlines Co.	443	14,415
Darden Restaurants, Inc.	91	14,120
Las Vegas Sands Corp.*	245	14,075
Best Buy Company, Inc.	147	11,506
NVR, Inc.*	2	11,144
United Airlines Holdings, Inc.*	243	10,753
LKQ Corp.	189	10,728
Royal Caribbean Cruises Ltd.*	163	10,644
MGM Resorts International	234	10,395
Pool Corp.	29	9,931
PulteGroup, Inc.	168	9,791
Wynn Resorts Ltd.*	77	8,617
Domino's Pizza, Inc.	26	8,577
BorgWarner, Inc.	174	8,545
Caesars Entertainment, Inc.*	160	7,810
Tapestry, Inc.	176	7,587
CarMax, Inc.*	118	7,585
Carnival Corp.*	746	7,572
Live Nation Entertainment, Inc.*	106	7,420
American Airlines Group, Inc.*	485	7,154
Bath & Body Works, Inc.	170	6,219
VF Corp.	246	5,636
Whirlpool Corp.	41	5,413
Advance Auto Parts, Inc.	44	5,351
Hasbro, Inc.	97	5,208
Norwegian Cruise Line Holdings Ltd.*	314	4,223
Alaska Air Group, Inc.*	95	3,986
Ralph Lauren Corp. — Class A	31	3,616
Newell Brands, Inc.	280	3,483
Total Consumer, Cyclical		2,406,992
Industrial - 5.8%
Raytheon Technologies Corp.	1,091	106,842
United Parcel Service, Inc. — Class B	543	105,337
Honeywell International, Inc.	498	95,178
Union Pacific Corp.	456	91,775
Boeing Co.*	419	89,008
Caterpillar, Inc.	388	88,790
Deere & Co.	201	82,989
Lockheed Martin Corp.	169	79,891
General Electric Co.	811	77,531
Eaton Corporation plc	296	50,717
Illinois Tool Works, Inc.	207	50,394
Northrop Grumman Corp.	107	49,404
CSX Corp.	1,566	46,886
Waste Management, Inc.	277	45,198
3M Co.	410	43,095
FedEx Corp.	173	39,529
General Dynamics Corp.	168	38,339
Emerson Electric Co.	426	37,122
Amphenol Corp. — Class A	443	36,202
Norfolk Southern Corp.	170	36,040
Parker-Hannifin Corp.	96	32,266
Trane Technologies plc	171	31,461
TE Connectivity Ltd.	236	30,951
Johnson Controls International plc	512	30,833
Agilent Technologies, Inc.	220	30,435
TransDigm Group, Inc.	39	28,745
Carrier Global Corp.	621	28,411
L3Harris Technologies, Inc.	142	27,866
Otis Worldwide Corp.	309	26,080
Rockwell Automation, Inc.	85	24,943
AMETEK, Inc.	171	24,851
Mettler-Toledo International, Inc.*	16	24,483
Old Dominion Freight Line, Inc.	67	22,836
Keysight Technologies, Inc.*	133	21,477
Republic Services, Inc. — Class A	153	20,689
Fortive Corp.	263	17,929
Ingersoll Rand, Inc.	302	17,570
Vulcan Materials Co.	99	16,984
Martin Marietta Materials, Inc.	46	16,333
Dover Corp.	104	15,802
Teledyne Technologies, Inc.*	35	15,658
Xylem, Inc.	134	14,030
Westinghouse Air Brake Technologies Corp.	135	13,643
Expeditors International of Washington, Inc.	119	13,104
IDEX Corp.	56	12,938
Ball Corp.	234	12,896
Amcor plc	1,106	12,586
Howmet Aerospace, Inc.	274	11,610
Garmin Ltd.	114	11,505
Jacobs Solutions, Inc.	94	11,046
Textron, Inc.	155	10,948
J.B. Hunt Transport Services, Inc.	62	10,878
Snap-on, Inc.	40	9,875
Trimble, Inc.*	184	9,645
Packaging Corporation of America	69	9,579
Nordson Corp.	40	8,890
Stanley Black & Decker, Inc.	110	8,864
CH Robinson Worldwide, Inc.	88	8,745
Masco Corp.	168	8,353
Allegion plc	65	6,937
Pentair plc	123	6,798
A O Smith Corp.	94	6,500
Huntington Ingalls Industries, Inc.	30	6,211
Westrock Co.	190	5,790
Generac Holdings, Inc.*	47	5,076
Sealed Air Corp.	108	4,958
Mohawk Industries, Inc.*	39	3,908
Total Industrial		2,042,183
Energy - 3.5%
Exxon Mobil Corp.	3,067	336,327
Chevron Corp.	1,325	216,187
ConocoPhillips	911	90,380
Schlumberger Ltd.	1,058	51,948

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 72.9% (continued)
Energy - 3.5% (continued)
EOG Resources, Inc.	437	$50,093
Marathon Petroleum Corp.	338	45,573
Valero Energy Corp.	287	40,065
Pioneer Natural Resources Co.	177	36,151
Phillips 66	347	35,179
Occidental Petroleum Corp.	541	33,775
Hess Corp.	207	27,394
Williams Companies, Inc.	907	27,083
Kinder Morgan, Inc.	1,473	25,792
Devon Energy Corp.	487	24,647
Baker Hughes Co.	749	21,616
Halliburton Co.	673	21,294
Enphase Energy, Inc.*	101	21,238
ONEOK, Inc.	333	21,159
Diamondback Energy, Inc.	137	18,518
First Solar, Inc.*	74	16,095
Coterra Energy, Inc. — Class A	587	14,405
SolarEdge Technologies, Inc.*	42	12,766
Targa Resources Corp.	169	12,329
Marathon Oil Corp.	473	11,333
Equities Corp.	273	8,712
APA Corp.	239	8,618
Total Energy		1,228,677
Utilities - 2.1%
NextEra Energy, Inc.	1,480	114,078
Southern Co.	811	56,429
Duke Energy Corp.	573	55,277
Sempra Energy	234	35,371
American Electric Power Company, Inc.	383	34,849
Dominion Energy, Inc.	621	34,720
Exelon Corp.	740	30,999
Xcel Energy, Inc.	408	27,516
Consolidated Edison, Inc.	264	25,257
Public Service Enterprise Group, Inc.	372	23,231
WEC Energy Group, Inc.	235	22,276
American Water Works Company, Inc.	144	21,095
Eversource Energy	259	20,269
Edison International	284	20,048
PG&E Corp.*	1,199	19,388
Constellation Energy Corp.	244	19,154
Ameren Corp.	193	16,673
Entergy Corp.	152	16,377
FirstEnergy Corp.	404	16,184
DTE Energy Co.	144	15,774
PPL Corp.	548	15,229
CenterPoint Energy, Inc.	469	13,817
CMS Energy Corp.	217	13,319
Atmos Energy Corp.	107	12,022
AES Corp.	497	11,968
Evergy, Inc.	171	10,452
Alliant Energy Corp.	187	9,986
NiSource, Inc.	302	8,444
Pinnacle West Capital Corp.	84	6,656
NRG Energy, Inc.	172	5,898
Total Utilities		732,756
Basic Materials - 1.6%
Linde plc	367	130,446
Air Products and Chemicals, Inc.	165	47,390
Freeport-McMoRan, Inc.	1,064	43,528
Sherwin-Williams Co.	176	39,560
Ecolab, Inc.	185	30,623
Nucor Corp.	188	29,040
Newmont Corp.	591	28,971
Dow, Inc.	525	28,780
DuPont de Nemours, Inc.	341	24,474
PPG Industries, Inc.	175	23,376
Albemarle Corp.	87	19,230
LyondellBasell Industries N.V. — Class A	189	17,745
International Flavors & Fragrances, Inc.	190	17,472
Steel Dynamics, Inc.	124	14,020
Mosaic Co.	254	11,654
FMC Corp.	94	11,480
CF Industries Holdings, Inc.	146	10,584
International Paper Co.	265	9,556
Celanese Corp. — Class A	74	8,058
Eastman Chemical Co.	88	7,422
Total Basic Materials		553,409
Total Common Stocks
(Cost $21,921,944)		25,572,044

MUTUAL FUNDS† - 11.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	202,415	1,965,449
Guggenheim Strategy Fund II2	78,932	1,910,933
Total Mutual Funds
(Cost $3,941,469)		3,876,382

	Face Amount
U.S. TREASURY BILLS†† - 2.1%
U.S. Treasury Bills
4.21% due 05/02/23[3,4]	$500,000	498,152
3.36% due 04/11/23[4,5]	226,000	225,770
Total U.S. Treasury Bills
(Cost $723,962)		723,922

REPURCHASE AGREEMENTS††,6 - 11.5%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[3]	2,258,827	2,258,827
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[3]	892,424	892,424
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[3]	892,424	892,424
Total Repurchase Agreements
(Cost $4,043,675)		4,043,675

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund – Class X, 4.65%[8]	1,442	$1,442
Total Securities Lending Collateral
(Cost $1,442)		1,442
Total Investments - 97.5%
(Cost $30,632,492)		$34,217,465
Other Assets & Liabilities, net - 2.5%		888,104
Total Net Assets - 100.0%		$35,105,569

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	26	Jun 2023	$5,379,075	$271,519

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	5.33% (Federal Funds Rate + 0.50%)	At Maturity	06/28/23	2,925	$12,017,757	$261,121
Barclays Bank plc	S&P 500 Index	Pay	5.27% (SOFR + 0.45%)	At Maturity	06/27/23	1,326	5,450,366	174,785
BNP Paribas	S&P 500 Index	Pay	5.43% (Federal Funds Rate + 0.60%)	At Maturity	06/28/23	1,019	4,185,959	140,617
							$21,654,082	$576,523

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2023.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,572,044	$—	$—	$25,572,044
Mutual Funds	3,876,382	—	—	3,876,382
U.S. Treasury Bills	—	723,922	—	723,922
Repurchase Agreements	—	4,043,675	—	4,043,675
Securities Lending Collateral	1,442	—	—	1,442
Equity Futures Contracts**	271,519	—	—	271,519
Equity Index Swap Agreements**	—	576,523	—	576,523
Total Assets	$29,721,387	$5,344,120	$—	$35,065,507

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,897,514	$–	$–	$–	$13,419	$1,910,933	78,932	$23,667
Guggenheim Ultra Short Duration Fund — Institutional Class	1,951,280	–	–	–	14,169	1,965,449	202,415	23,855
	$3,848,794	$–	$–	$–	$27,588	$3,876,382		$47,522

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.2%
Mining - 99.2%
Freeport-McMoRan, Inc.	47,483	$1,942,530
Newmont Corp.	31,392	1,538,836
Barrick Gold Corp.	76,153	1,414,161
Agnico Eagle Mines Ltd.	23,353	1,190,302
Wheaton Precious Metals Corp.	24,599	1,184,688
Gold Fields Ltd. ADR[1]	64,720	862,070
Franco-Nevada Corp.	5,598	816,188
AngloGold Ashanti Ltd. ADR	32,733	791,811
Royal Gold, Inc.	5,649	732,732
Kinross Gold Corp.	134,770	634,767
Yamana Gold, Inc.	100,558	588,264
Alamos Gold, Inc. — Class A	46,250	565,638
Pan American Silver Corp.[1]	27,311	497,060
Hecla Mining Co.	78,067	494,164
B2Gold Corp.	123,827	487,878
SSR Mining, Inc.	29,370	444,074
Sibanye Stillwater Ltd. ADR[1]	53,135	442,083
Osisko Gold Royalties Ltd.	27,321	432,218
Eldorado Gold Corp.*	33,404	346,066
First Majestic Silver Corp.	46,698	336,693
Harmony Gold Mining Company Ltd. ADR	82,070	336,487
Sandstorm Gold Ltd.	56,288	327,033
Equinox Gold Corp.*	61,146	314,902
Novagold Resources, Inc.*	49,579	308,381
MAG Silver Corp.*	21,350	270,505
SilverCrest Metals, Inc.*	36,962	263,909
Fortuna Silver Mines, Inc.*	66,534	254,160
Seabridge Gold, Inc.*	18,721	242,437
Coeur Mining, Inc.*	59,283	236,539
Endeavour Silver Corp.*	48,683	188,890
Silvercorp Metals, Inc.	47,764	182,459
IAMGOLD Corp.*	64,769	175,524
Gatos Silver, Inc.*	21,658	141,427
Total Mining		18,984,876
Total Common Stocks
(Cost $8,985,497)		18,984,876

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$116,187	116,187
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	45,904	45,904
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	45,903	45,903
Total Repurchase Agreements
(Cost $207,994)		207,994

	Shares
SECURITIES LENDING COLLATERAL†,3 - 6.4%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[4]	1,220,414	1,220,414
Total Securities Lending Collateral
(Cost $1,220,414)		1,220,414
Total Investments - 106.7%
(Cost $10,413,905)		$20,413,284
Other Assets & Liabilities, net - (6.7)%		(1,272,905)
Total Net Assets - 100.0%		$19,140,379

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,984,876	$—	$—	$18,984,876
Repurchase Agreements	—	207,994	—	207,994
Securities Lending Collateral	1,220,414	—	—	1,220,414
Total Assets	$20,205,290	$207,994	$—	$20,413,284

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.4%
REITS - 94.1%
REITs-Diversified - 23.5%
American Tower Corp. — Class A	750	$153,255
Equinix, Inc.	181	130,508
Crown Castle, Inc.	903	120,857
VICI Properties, Inc.	2,834	92,445
Digital Realty Trust, Inc.	860	84,547
SBA Communications Corp.	321	83,803
Weyerhaeuser Co.	2,507	75,536
WP Carey, Inc.	808	62,580
Gaming and Leisure Properties, Inc.	1,115	58,047
Lamar Advertising Co. — Class A	512	51,144
PotlatchDeltic Corp.	624	30,888
Broadstone Net Lease, Inc.	1,635	27,811
LXP Industrial Trust	2,683	27,662
EPR Properties	705	26,860
Outfront Media, Inc.	1,540	24,994
Uniti Group, Inc.	3,978	14,122
Total REITs-Diversified		1,065,059
REITs-Apartments - 12.6%
AvalonBay Communities, Inc.	454	76,299
Equity Residential	1,245	74,700
Invitation Homes, Inc.	2,232	69,705
Mid-America Apartment Communities, Inc.	439	66,307
UDR, Inc.	1,427	58,593
Essex Property Trust, Inc.	274	57,304
Camden Property Trust	500	52,420
American Homes 4 Rent — Class A	1,542	48,496
Apartment Income REIT Corp.	1,023	36,634
Independence Realty Trust, Inc.	1,868	29,944
Total REITs-Apartments		570,402
REITs-Warehouse/Industries - 9.9%
Prologis, Inc.	1,405	175,302
Rexford Industrial Realty, Inc.	910	54,281
Americold Realty Trust, Inc.	1,529	43,500
EastGroup Properties, Inc.	256	42,322
First Industrial Realty Trust, Inc.	793	42,188
STAG Industrial, Inc.	1,177	39,806
Terreno Realty Corp.	565	36,499
Innovative Industrial Properties, Inc.	216	16,414
Total REITs-Warehouse/Industries		450,312
REITs-Health Care - 8.5%
Welltower, Inc.	1,303	93,412
Ventas, Inc.	1,461	63,334
Healthpeak Properties, Inc.	2,553	56,089
Healthcare Realty Trust, Inc.	2,181	42,159
Omega Healthcare Investors, Inc.	1,446	39,635
Medical Properties Trust, Inc.[1]	4,250	34,935
Physicians Realty Trust	1,975	29,487
Sabra Health Care REIT, Inc.	2,274	26,151
Total REITs-Health Care		385,202
REITs-Storage - 8.4%
Public Storage	356	107,562
Extra Space Storage, Inc.	450	73,318
Iron Mountain, Inc.	1,169	61,852
Life Storage, Inc.	412	54,009
CubeSmart	1,082	50,010
National Storage Affiliates Trust	823	34,385
Total REITs-Storage		381,136
REITs-Office Property - 7.9%
Alexandria Real Estate Equities, Inc.	588	73,847
Boston Properties, Inc.	825	44,649
Kilroy Realty Corp.	985	31,914
Cousins Properties, Inc.	1,364	29,162
Vornado Realty Trust	1,735	26,667
Corporate Office Properties Trust	1,084	25,702
Highwoods Properties, Inc.	1,088	25,231
Douglas Emmett, Inc.	1,912	23,575
Equity Commonwealth	1,138	23,568
JBG SMITH Properties	1,381	20,798
SL Green Realty Corp.[1]	792	18,628
Hudson Pacific Properties, Inc.	2,269	15,089
Total REITs-Office Property		358,830
REITs-Shopping Centers - 6.8%
Kimco Realty Corp.	2,915	56,930
Regency Centers Corp.	851	52,064
Federal Realty Investment Trust	461	45,561
Brixmor Property Group, Inc.	1,905	40,996
Kite Realty Group Trust	1,652	34,560
Phillips Edison & Company, Inc.	1,034	33,729
SITE Centers Corp.	1,950	23,946
Retail Opportunity Investments Corp.	1,516	21,163
Total REITs-Shopping Centers		308,949
REITs-Single Tenant - 5.7%
Realty Income Corp.	1,620	102,578
National Retail Properties, Inc.	1,025	45,254
Agree Realty Corp.	572	39,245
Spirit Realty Capital, Inc.	952	37,928
Essential Properties Realty Trust, Inc.	1,240	30,814
Total REITs-Single Tenant		255,819
REITs-Hotels - 5.5%
Host Hotels & Resorts, Inc.	3,349	55,225
Ryman Hospitality Properties, Inc.	380	34,097
Apple Hospitality REIT, Inc.	1,833	28,448
Park Hotels & Resorts, Inc.	2,052	25,363
Sunstone Hotel Investors, Inc.	2,319	22,912
Pebblebrook Hotel Trust	1,503	21,102
RLJ Lodging Trust	1,942	20,585
DiamondRock Hospitality Co.	2,515	20,447
Service Properties Trust	1,983	19,751
Total REITs-Hotels		247,930
REITs-Manufactured Homes - 2.7%
Sun Communities, Inc.	475	66,918
Equity LifeStyle Properties, Inc.	804	53,972
Total REITs-Manufactured Homes		120,890
REITs-Regional Malls - 2.6%
Simon Property Group, Inc.	835	93,495

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
REITS - 94.1% (continued)
REITs-Regional Malls - 2.6% (continued)
Macerich Co.	2,339	$24,793
Total REITs-Regional Malls		118,288
Total REITS		4,262,817
Real Estate - 3.6%
Real Estate Management/Services - 3.6%
CBRE Group, Inc. — Class A*	973	70,844
Jones Lang LaSalle, Inc.*	273	39,719
Cushman & Wakefield plc*	1,958	20,637
eXp World Holdings, Inc.[1]	1,250	15,862
Redfin Corp.*	1,715	15,538
Total Real Estate Management/Services		162,600
Total Real Estate		162,600
Internet - 1.2%
E-Commerce/Services - 1.2%
Zillow Group, Inc. — Class C*	1,124	49,984
Opendoor Technologies, Inc.*	3,043	5,356
Total E-Commerce/Services		55,340
Total Internet		55,340
Telecommunications - 0.5%
Telecom Services - 0.5%
DigitalBridge Group, Inc.	1,825	21,882
Total Common Stocks
(Cost $2,391,040)		4,502,639

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$23,691	23,691
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	9,360	9,360
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	9,360	9,360
Total Repurchase Agreements
(Cost $42,411)		42,411

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[4]	46,355	46,355
Total Securities Lending Collateral
(Cost $46,355)		46,355
Total Investments - 101.3%
(Cost $2,479,806)		$4,591,405
Other Assets & Liabilities, net - (1.3)%		(61,117)
Total Net Assets - 100.0%		$4,530,288

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,502,639	$—	$—	$4,502,639
Repurchase Agreements	—	42,411	—	42,411
Securities Lending Collateral	46,355	—	—	46,355
Total Assets	$4,548,994	$42,411	$—	$4,591,405

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Retail - 69.3%
Walmart, Inc.	1,499	$221,028
Home Depot, Inc.	638	188,287
Costco Wholesale Corp.	338	167,942
Lowe's Companies, Inc.	813	162,576
TJX Companies, Inc.	1,783	139,716
Target Corp.	780	129,191
O'Reilly Automotive, Inc.*	128	108,669
Dollar General Corp.	483	101,652
Ross Stores, Inc.	847	89,892
Dollar Tree, Inc.*	573	82,254
Ulta Beauty, Inc.*	148	80,759
AutoZone, Inc.*	31	76,203
Tractor Supply Co.	321	75,448
Walgreens Boots Alliance, Inc.	2,156	74,554
Genuine Parts Co.	427	71,441
Best Buy Company, Inc.	743	58,155
Burlington Stores, Inc.*	258	52,142
Five Below, Inc.*	246	50,669
CarMax, Inc.*	767	49,303
Floor & Decor Holdings, Inc. — Class A*	490	48,128
BJ's Wholesale Club Holdings, Inc.*	621	47,239
Dick's Sporting Goods, Inc.	313	44,412
Bath & Body Works, Inc.	1,172	42,872
Williams-Sonoma, Inc.	347	42,216
GameStop Corp. — Class A*,1	1,831	42,150
Advance Auto Parts, Inc.	326	39,645
AutoNation, Inc.*	252	33,859
Murphy USA, Inc.	131	33,804
Academy Sports & Outdoors, Inc.	511	33,343
Macy's, Inc.	1,755	30,695
Lithia Motors, Inc. — Class A	133	30,448
Ollie's Bargain Outlet Holdings, Inc.*	509	29,491
RH*	120	29,226
Signet Jewelers Ltd.	352	27,379
Foot Locker, Inc.	680	26,989
Victoria's Secret & Co.*	751	25,647
Gap, Inc.	2,387	23,965
American Eagle Outfitters, Inc.	1,700	22,848
Boot Barn Holdings, Inc.*	292	22,379
Leslie's, Inc.*	1,811	19,939
National Vision Holdings, Inc.*	961	18,105
Nordstrom, Inc.[1]	1,102	17,929
Kohl's Corp.	462	10,875
Carvana Co.*,1	399	3,906
Total Retail		2,727,370
Internet - 26.9%
Amazon.com, Inc.*	3,387	349,843
Alibaba Group Holding Ltd. ADR*	1,281	130,893
JD.com, Inc. ADR	1,938	85,059
eBay, Inc.	1,671	74,142
MercadoLibre, Inc.*	55	72,493
PDD Holdings, Inc. ADR*	902	68,462
Coupang, Inc.*	4,267	68,272
Farfetch Ltd. — Class A*	11,600	56,956
Etsy, Inc.*	509	56,667
Chewy, Inc. — Class A*	1,366	51,061
Wayfair, Inc. — Class A*	789	27,094
Overstock.com, Inc.*	736	14,919
Total Internet		1,055,861
Distribution & Wholesale - 2.8%
LKQ Corp.	1,023	58,065
Pool Corp.	149	51,024
Total Distribution & Wholesale		109,089
Apparel - 0.5%
Urban Outfitters, Inc.*	698	19,348
Total Common Stocks
(Cost $2,423,342)		3,911,668

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$5,783	5,783
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	2,284	2,284
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	2,285	2,285
Total Repurchase Agreements
(Cost $10,352)		10,352

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[4]	48,050	48,050
Total Securities Lending Collateral
(Cost $48,050)		48,050
Total Investments - 101.0%
(Cost $2,481,744)		$3,970,070
Other Assets & Liabilities, net - (1.0)%		(38,633)
Total Net Assets - 100.0%		$3,931,437

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,911,668	$—	$—	$3,911,668
Repurchase Agreements	—	10,352	—	10,352
Securities Lending Collateral	48,050	—	—	48,050
Total Assets	$3,959,718	$10,352	$—	$3,970,070

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 41.2%
Consumer, Non-cyclical - 9.6%
Shockwave Medical, Inc.*	21	$4,553
Inspire Medical Systems, Inc.*	17	3,979
Apellis Pharmaceuticals, Inc.*	55	3,628
Karuna Therapeutics, Inc.*	19	3,451
Lantheus Holdings, Inc.*	41	3,385
Option Care Health, Inc.*	100	3,177
Celsius Holdings, Inc.*	33	3,067
Ensign Group, Inc.	32	3,057
Halozyme Therapeutics, Inc.*	80	3,055
Intra-Cellular Therapies, Inc.*	55	2,978
HealthEquity, Inc.*	50	2,935
Medpace Holdings, Inc.*	15	2,821
API Group Corp.*	125	2,810
Alkermes plc*	98	2,763
Insperity, Inc.	22	2,674
BellRing Brands, Inc.*	78	2,652
Haemonetics Corp.*	30	2,483
Merit Medical Systems, Inc.*	33	2,440
Lancaster Colony Corp.	12	2,435
Neogen Corp.*	130	2,408
ASGN, Inc.*	29	2,397
elf Beauty, Inc.*	29	2,388
Prometheus Biosciences, Inc.*	21	2,254
iRhythm Technologies, Inc.*	18	2,233
Triton International Ltd.	35	2,213
Sprouts Farmers Market, Inc.*	63	2,207
AMN Healthcare Services, Inc.*	26	2,157
Simply Good Foods Co.*	54	2,148
Alight, Inc. — Class A*	230	2,118
PTC Therapeutics, Inc.*	42	2,034
IVERIC bio, Inc.*	82	1,995
Hostess Brands, Inc.*	80	1,990
Madrigal Pharmaceuticals, Inc.*	8	1,938
Intellia Therapeutics, Inc.*	51	1,901
Prestige Consumer Healthcare, Inc.*	30	1,879
Amicus Therapeutics, Inc.*	167	1,852
Brink's Co.	27	1,804
ABM Industries, Inc.	40	1,798
STAAR Surgical Co.*	28	1,791
Inari Medical, Inc.*	29	1,790
TriNet Group, Inc.*	22	1,773
CONMED Corp.	17	1,766
Cytokinetics, Inc.*	49	1,724
Pacific Biosciences of California, Inc.*	148	1,714
Herc Holdings, Inc.	15	1,708
Korn Ferry	32	1,656
Blueprint Medicines Corp.*	36	1,620
Vaxcyte, Inc.*	43	1,612
Coca-Cola Consolidated, Inc.	3	1,605
StoneCo Ltd. — Class A*	167	1,593
Omnicell, Inc.*	27	1,584
Axonics, Inc.*	29	1,582
Select Medical Holdings Corp.	61	1,577
Inter Parfums, Inc.	11	1,565
Arrowhead Pharmaceuticals, Inc.*	61	1,549
Revance Therapeutics, Inc.*	48	1,546
TreeHouse Foods, Inc.*	30	1,513
Denali Therapeutics, Inc.*	65	1,498
Primo Water Corp.	96	1,474
Integer Holdings Corp.*	19	1,473
Alarm.com Holdings, Inc.*	29	1,458
Reata Pharmaceuticals, Inc. — Class A*	16	1,455
Progyny, Inc.*	45	1,445
CBIZ, Inc.*	29	1,435
WD-40 Co.	8	1,424
Cal-Maine Foods, Inc.	23	1,400
Patterson Companies, Inc.	52	1,392
Insmed, Inc.*	81	1,381
TransMedics Group, Inc.*	18	1,363
Glaukos Corp.*	27	1,353
LivaNova plc*	31	1,351
ACADIA Pharmaceuticals, Inc.*	71	1,336
J & J Snack Foods Corp.	9	1,334
Helen of Troy Ltd.*	14	1,332
R1 RCM, Inc.*	88	1,320
Sage Therapeutics, Inc.*	31	1,301
NeoGenomics, Inc.*	74	1,288
NuVasive, Inc.*	31	1,281
Edgewell Personal Care Co.	30	1,272
Strategic Education, Inc.	14	1,258
EVERTEC, Inc.	37	1,249
Chegg, Inc.*	75	1,222
ICF International, Inc.	11	1,207
Graham Holdings Co. — Class B	2	1,192
TG Therapeutics, Inc.*	79	1,188
Axsome Therapeutics, Inc.*	19	1,172
Beam Therapeutics, Inc.*	38	1,164
AtriCure, Inc.*	28	1,161
Corcept Therapeutics, Inc.*	52	1,126
REVOLUTION Medicines, Inc.*	52	1,126
Myriad Genetics, Inc.*	48	1,115
Pacira BioSciences, Inc.*	27	1,102
Prothena Corporation plc*	22	1,066
Supernus Pharmaceuticals, Inc.*	29	1,051
Bridgebio Pharma, Inc.*	63	1,045
Krystal Biotech, Inc.*	13	1,041
Surgery Partners, Inc.*	30	1,034
Vector Group Ltd.	86	1,033
Vir Biotechnology, Inc.*	44	1,024
John Wiley & Sons, Inc. — Class A	26	1,008
Celldex Therapeutics, Inc.*	28	1,007
Adtalem Global Education, Inc.*	26	1,004
Remitly Global, Inc.*	58	983
Veracyte, Inc.*	44	981
FibroGen, Inc.*	52	970
Flywire Corp.*	33	969
Huron Consulting Group, Inc.*	12	964
Catalyst Pharmaceuticals, Inc.*	58	962
Addus HomeCare Corp.*	9	961
Embecta Corp.	34	956
Laureate Education, Inc. — Class A	81	953
CorVel Corp.*	5	951
Riot Platforms, Inc.*,1	95	949
Xencor, Inc.*	34	948
AbCellera Biologics, Inc.*	125	943
BioCryst Pharmaceuticals, Inc.*	113	942
Stride, Inc.*	24	942

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 41.2% (continued)
Consumer, Non-cyclical - 9.6% (continued)
Monro, Inc.	19	$939
Central Garden & Pet Co. — Class A*	24	938
Herbalife Nutrition Ltd.*	58	934
Hain Celestial Group, Inc.*	54	926
United Natural Foods, Inc.*	35	922
Provention Bio, Inc.*	38	916
Aurinia Pharmaceuticals, Inc.*	81	888
Amylyx Pharmaceuticals, Inc.*	30	880
LiveRamp Holdings, Inc.*	40	877
Ironwood Pharmaceuticals, Inc. — Class A*	83	873
Textainer Group Holdings Ltd.	27	867
Amphastar Pharmaceuticals, Inc.*	23	863
Silk Road Medical, Inc.*	22	861
Vericel Corp.*	29	850
Weis Markets, Inc.	10	847
Avanos Medical, Inc.*	28	833
Sabre Corp.*	194	832
Travere Therapeutics, Inc.*	37	832
Andersons, Inc.	20	826
Payoneer Global, Inc.*	131	823
Akero Therapeutics, Inc.*	21	803
Nevro Corp.*	22	795
Arvinas, Inc.*	29	792
Upbound Group, Inc.	32	784
US Physical Therapy, Inc.	8	783
Cerevel Therapeutics Holdings, Inc.*	32	781
Relay Therapeutics, Inc.*	47	774
MGP Ingredients, Inc.	8	774
Coursera, Inc.*	67	772
Syndax Pharmaceuticals, Inc.*	36	760
Kforce, Inc.	12	759
Agios Pharmaceuticals, Inc.*	33	758
Universal Corp.	14	741
National Beverage Corp.*	14	738
Pediatrix Medical Group, Inc.*	49	731
RadNet, Inc.*	29	726
Ingles Markets, Inc. — Class A	8	710
Dynavax Technologies Corp.*	72	706
ZipRecruiter, Inc. — Class A*	44	701
Chinook Therapeutics, Inc.*	30	695
Avid Bioservices, Inc.*	37	694
PROG Holdings, Inc.*	29	690
Krispy Kreme, Inc.	44	684
Chefs' Warehouse, Inc.*	20	681
ModivCare, Inc.*	8	673
Ligand Pharmaceuticals, Inc. — Class B*	9	662
Beauty Health Co.*	52	657
Alphatec Holdings, Inc.*	42	655
Owens & Minor, Inc.*	45	655
Kymera Therapeutics, Inc.*	22	652
Matthews International Corp. — Class A	18	649
Utz Brands, Inc.	39	642
B&G Foods, Inc.[1]	41	637
Cytek Biosciences, Inc.*	69	634
Atrion Corp.	1	628
CoreCivic, Inc.*	68	626
Medifast, Inc.	6	622
Protagonist Therapeutics, Inc.*	27	621
MannKind Corp.*	150	615
Healthcare Services Group, Inc.	44	610
DICE Therapeutics, Inc.*	21	602
Beyond Meat, Inc.*	37	600
Adaptive Biotechnologies Corp.*	68	600
Avidity Biosciences, Inc.*	39	599
MoneyGram International, Inc.*	57	594
Heska Corp.*	6	586
Viridian Therapeutics, Inc.*	23	585
Marathon Digital Holdings, Inc.*,1	65	567
LeMaitre Vascular, Inc.	11	566
Arcus Biosciences, Inc.*	31	565
Morphic Holding, Inc.*	15	565
GEO Group, Inc.*	71	560
Iovance Biotherapeutics, Inc.*	91	556
Geron Corp.*	256	556
Cassava Sciences, Inc.*	23	555
Arcellx, Inc.*	18	555
Rocket Pharmaceuticals, Inc.*	32	548
AdaptHealth Corp.*	44	547
Accolade, Inc.*	38	546
Fresh Del Monte Produce, Inc.	18	542
SpringWorks Therapeutics, Inc.*	21	541
Perdoceo Education Corp.*	40	537
Legalzoom.com, Inc.*	57	535
Recursion Pharmaceuticals, Inc. — Class A*	80	534
Treace Medical Concepts, Inc.*	21	529
Harmony Biosciences Holdings, Inc.*	16	522
SpartanNash Co.	21	521
UFP Technologies, Inc.*	4	519
Biohaven Ltd.*	38	519
Crinetics Pharmaceuticals, Inc.*	32	514
Twist Bioscience Corp.*	34	513
Collegium Pharmaceutical, Inc.*	21	504
Ventyx Biosciences, Inc.*	15	503
ImmunoGen, Inc.*	130	499
Replimune Group, Inc.*	28	494
Cross Country Healthcare, Inc.*	22	491
First Advantage Corp.*	35	489
John B Sanfilippo & Son, Inc.	5	485
Cimpress plc*	11	482
Zentalis Pharmaceuticals, Inc.*	28	482
Green Dot Corp. — Class A*	28	481
Deciphera Pharmaceuticals, Inc.*	31	479
Paragon 28, Inc.*	28	478
Cardiovascular Systems, Inc.*	24	477
Oscar Health, Inc. — Class A*	72	471
Keros Therapeutics, Inc.*	11	470
Kura Oncology, Inc.*	38	465
SunOpta, Inc.*	59	454
REGENXBIO, Inc.*	24	454
Transcat, Inc.*	5	447
Enanta Pharmaceuticals, Inc.*	11	445
USANA Health Sciences, Inc.*	7	440
Varex Imaging Corp.*	24	437
BioLife Solutions, Inc.*	20	435
CRA International, Inc.	4	431
Quanex Building Products Corp.	20	431
Innoviva, Inc.*	38	428
PROCEPT BioRobotics Corp.*	15	426

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 41.2% (continued)
Consumer, Non-cyclical - 9.6% (continued)
Theravance Biopharma, Inc.*	39	$423
Tootsie Roll Industries, Inc.	9	416
DocGo, Inc.*	48	415
SP Plus Corp.*	12	411
National Healthcare Corp.	7	407
Fulgent Genetics, Inc.*	13	406
Deluxe Corp.	25	400
Cogent Biosciences, Inc.*	37	399
OrthoPediatrics Corp.*	9	399
SI-BONE, Inc.*	20	393
Verve Therapeutics, Inc.*	27	389
Udemy, Inc.*	43	380
Inhibrx, Inc.*	20	377
Community Health Systems, Inc.*	76	372
Immunovant, Inc.*	24	372
Ideaya Biosciences, Inc.*	27	371
ADMA Biologics, Inc.*	111	368
Barrett Business Services, Inc.	4	355
OPKO Health, Inc.*	241	352
Duckhorn Portfolio, Inc.*	22	350
National Research Corp. — Class A	8	348
Cass Information Systems, Inc.	8	346
23andMe Holding Co. — Class A*	151	344
Anavex Life Sciences Corp.*	40	343
Repay Holdings Corp.*	52	342
TrueBlue, Inc.*	19	338
Arcturus Therapeutics Holdings, Inc.*	14	336
Orthofix Medical, Inc.*	20	335
Heidrick & Struggles International, Inc.	11	334
Kelly Services, Inc. — Class A	20	332
American Well Corp. — Class A*	139	328
Brookdale Senior Living, Inc. — Class A*	111	327
LifeStance Health Group, Inc.*	44	327
Resources Connection, Inc.	19	324
Point Biopharma Global, Inc.*	44	320
I3 Verticals, Inc. — Class A*	13	319
Castle Biosciences, Inc.*	14	318
ANI Pharmaceuticals, Inc.*	8	318
Calavo Growers, Inc.	11	316
Ennis, Inc.	15	316
2U, Inc.*	46	315
Vita Coco Company, Inc.*	16	314
Cerus Corp.*	105	312
Emergent BioSolutions, Inc.*	30	311
4D Molecular Therapeutics, Inc.*	18	309
Arlo Technologies, Inc.*	51	309
Coherus Biosciences, Inc.*	45	308
Franklin Covey Co.*	8	308
Aclaris Therapeutics, Inc.*	38	307
ViewRay, Inc.*	88	304
Artivion, Inc.*	23	301
Editas Medicine, Inc.*	41	297
RAPT Therapeutics, Inc.*	16	294
ACCO Brands Corp.	55	293
Paysafe Ltd.*	17	291
Fate Therapeutics, Inc.*	50	285
CareDx, Inc.*	31	283
AnaptysBio, Inc.*	13	283
V2X, Inc.*	7	278
Carriage Services, Inc. — Class A	9	275
Viad Corp.*	13	271
NanoString Technologies, Inc.*	27	267
European Wax Center, Inc. — Class A	14	266
Scilex Holding Co.*	32	266
Mirum Pharmaceuticals, Inc.*	11	264
Arcutis Biotherapeutics, Inc.*	24	264
Nuvalent, Inc. — Class A*	10	261
OraSure Technologies, Inc.*	43	260
Vital Farms, Inc.*	17	260
Forrester Research, Inc.*	8	259
Hackett Group, Inc.	14	259
Anika Therapeutics, Inc.*	9	258
MacroGenics, Inc.*	36	258
MaxCyte, Inc.*	52	257
Agiliti, Inc.*	16	256
Mission Produce, Inc.*	23	256
Agenus, Inc.*	166	252
CTI BioPharma Corp.*	59	248
Central Garden & Pet Co.*	6	246
Lyell Immunopharma, Inc.*	103	243
Pennant Group, Inc.*	17	243
Ocular Therapeutix, Inc.*	46	242
Multiplan Corp.*	227	241
Nurix Therapeutics, Inc.*	27	240
Seres Therapeutics, Inc.*	42	238
Custom Truck One Source, Inc.*	35	238
Tejon Ranch Co.*	13	238
Allogene Therapeutics, Inc.*	48	237
Quanterix Corp.*	21	237
Target Hospitality Corp.*	18	237
Cutera, Inc.*	10	236
Pulmonx Corp.*	21	235
MiMedx Group, Inc.*	68	232
Vanda Pharmaceuticals, Inc.*	34	231
SomaLogic, Inc.*	90	230
Alector, Inc.*	37	229
EQRx, Inc.*	118	229
AngioDynamics, Inc.*	22	227
Axogen, Inc.*	24	227
2seventy bio, Inc.*	22	224
Alta Equipment Group, Inc.	14	222
Dyne Therapeutics, Inc.*	19	219
Mersana Therapeutics, Inc.*	53	218
RxSight, Inc.*	13	217
Day One Biopharmaceuticals, Inc.*	16	214
Turning Point Brands, Inc.	10	210
Bioxcel Therapeutics, Inc.*	11	205
Kiniksa Pharmaceuticals Ltd. — Class A*	19	204
Intercept Pharmaceuticals, Inc.*	15	201
Bluebird Bio, Inc.*	62	197
Tactile Systems Technology, Inc.*	12	197
Arbutus Biopharma Corp.*	65	197
iRadimed Corp.	5	197
Senseonics Holdings, Inc.*	277	197
ShotSpotter, Inc.*	5	197
Bionano Genomics, Inc.*	177	196
PetIQ, Inc.*	17	194

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 41.2% (continued)
Consumer, Non-cyclical - 9.6% (continued)
Liquidia Corp.*	28	$194
Clover Health Investments Corp.*	226	191
iTeos Therapeutics, Inc.*	14	191
Utah Medical Products, Inc.	2	190
Inogen, Inc.*	15	187
Invitae Corp.*	138	186
Cullinan Oncology, Inc.*	18	184
Phibro Animal Health Corp. — Class A	12	184
Surmodics, Inc.*	8	182
Zynex, Inc.*	15	180
Karyopharm Therapeutics, Inc.*	46	179
Evolus, Inc.*	21	178
Caribou Biosciences, Inc.*	33	175
Aaron's Company, Inc.	18	174
Sana Biotechnology, Inc.*	53	173
Eagle Pharmaceuticals, Inc.*	6	170
OmniAb, Inc.*	44	162
SIGA Technologies, Inc.	28	161
Seneca Foods Corp. — Class A*	3	157
Atara Biotherapeutics, Inc.*	54	157
Sterling Check Corp.*	14	156
Nano-X Imaging Ltd.*,1	27	156
Atea Pharmaceuticals, Inc.*	46	154
Butterfly Network, Inc.*	81	152
Joint Corp.*	9	151
BrightView Holdings, Inc.*	26	146
Universal Technical Institute, Inc.*	19	140
Tarsus Pharmaceuticals, Inc.*	11	138
Village Super Market, Inc. — Class A	6	137
Distribution Solutions Group, Inc.*	3	136
Rigel Pharmaceuticals, Inc.*	103	136
WW International, Inc.*	33	136
Sutro Biopharma, Inc.*	29	134
Janux Therapeutics, Inc.*	11	133
Cara Therapeutics, Inc.*	27	133
Monte Rosa Therapeutics, Inc.*	17	132
HilleVax, Inc.*	8	132
Sangamo Therapeutics, Inc.*	75	132
Xeris Biopharma Holdings, Inc.*	80	130
Kodiak Sciences, Inc.*	21	130
Tyra Biosciences, Inc.*	8	129
Generation Bio Co.*	28	120
Edgewise Therapeutics, Inc.*	18	120
Seer, Inc.*	31	120
Benson Hill, Inc.*	104	120
Lexicon Pharmaceuticals, Inc.*	49	119
Inovio Pharmaceuticals, Inc.*	145	119
KalVista Pharmaceuticals, Inc.*	15	118
Nuvation Bio, Inc.*	71	118
Erasca, Inc.*	39	117
Cue Health, Inc.*,1	64	116
Design Therapeutics, Inc.*	20	115
Kinnate Biopharma, Inc.*	18	113
Tango Therapeutics, Inc.*	28	111
Y-mAbs Therapeutics, Inc.*	22	110
Mineralys Therapeutics, Inc.*	7	110
Willdan Group, Inc.*	7	109
Ocugen, Inc.*	128	109
Stoke Therapeutics, Inc.*	13	108
Information Services Group, Inc.	21	107
PMV Pharmaceuticals, Inc.*	22	105
Aura Biosciences, Inc.*	11	102
Aerovate Therapeutics, Inc.*	5	101
Phathom Pharmaceuticals, Inc.*	14	100
Adicet Bio, Inc.*	17	98
Theseus Pharmaceuticals, Inc.*	11	98
Kezar Life Sciences, Inc.*	31	97
Alico, Inc.	4	97
Quantum-Si, Inc.*	55	97
Zimvie, Inc.*	13	94
NGM Biopharmaceuticals, Inc.*	23	94
Heron Therapeutics, Inc.*	62	94
CareMax, Inc.*	35	93
MeiraGTx Holdings plc*	18	93
Nature's Sunshine Products, Inc.*	9	92
HF Foods Group, Inc.*	23	90
Organogenesis Holdings, Inc.*	42	89
Cano Health, Inc.*	98	89
ImmunityBio, Inc.*,1	49	89
Innovage Holding Corp.*,1	11	88
Amneal Pharmaceuticals, Inc.*	62	86
IGM Biosciences, Inc.*	6	82
Quad/Graphics, Inc.*	19	82
Foghorn Therapeutics, Inc.*	13	81
Nautilus Biotechnology, Inc.*	29	80
Rent the Runway, Inc. — Class A*	28	80
C4 Therapeutics, Inc.*	25	79
Outlook Therapeutics, Inc.*	71	77
Nektar Therapeutics*	110	77
BRC, Inc. — Class A*	15	77
Icosavax, Inc.*	13	75
22nd Century Group, Inc.*	98	75
Vicarious Surgical, Inc.*	33	75
Prime Medicine, Inc.*	6	74
Akoya Biosciences, Inc.*	9	74
PepGen, Inc.*	6	73
Honest Company, Inc.*	40	72
Nkarta, Inc.*	20	71
Allovir, Inc.*	18	71
Alpine Immune Sciences, Inc.*	9	70
Aadi Bioscience, Inc.*	9	65
Chimerix, Inc.*	51	64
Precigen, Inc.*	60	64
Acrivon Therapeutics, Inc.*	5	63
Affimed N.V.*	85	63
Vera Therapeutics, Inc.*	8	62
Esperion Therapeutics, Inc.*	39	62
Whole Earth Brands, Inc.*	24	61
Lifecore Biomedical, Inc.*	16	60
Bakkt Holdings, Inc.*	35	60
Fulcrum Therapeutics, Inc.*	21	60
American Public Education, Inc.*	11	60
ALX Oncology Holdings, Inc.*	13	59
Natural Grocers by Vitamin Cottage, Inc.	5	59
Rallybio Corp.*	10	57
Vaxart, Inc.*	75	57
Absci Corp.*	32	56
Cipher Mining, Inc.*	24	56

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 41.2% (continued)
Consumer, Non-cyclical - 9.6% (continued)
Spire Global, Inc.*	76	$51
Athira Pharma, Inc.*	20	50
Moneylion, Inc.*	87	49
Tenaya Therapeutics, Inc.*	17	48
Jounce Therapeutics, Inc.*	26	48
Gossamer Bio, Inc.*	38	48
Inotiv, Inc.*	11	48
EyePoint Pharmaceuticals, Inc.*	16	47
Veru, Inc.*	39	45
Century Therapeutics, Inc.*	13	45
Tattooed Chef, Inc.*	30	43
PFSweb, Inc.	10	42
Singular Genomics Systems, Inc.*	34	41
Priority Technology Holdings, Inc.*	11	39
PhenomeX, Inc.*	34	39
Relmada Therapeutics, Inc.*	17	38
Invivyd, Inc.*	31	37
Thorne HealthTech, Inc.*	8	37
CompoSecure, Inc.*	5	37
Kronos Bio, Inc.*	25	37
VBI Vaccines, Inc.*	117	35
AirSculpt Technologies, Inc.	7	35
GeneDx Holdings Corp.*	95	35
Humacyte, Inc.*	11	34
Beachbody Company, Inc.*	63	30
AN2 Therapeutics, Inc.*	3	30
Bird Global, Inc. — Class A*	103	29
Aveanna Healthcare Holdings, Inc.*	27	28
Instil Bio, Inc.*	42	28
AppHarvest, Inc.*	43	26
Bright Health Group, Inc.*	117	26
Pardes Biosciences, Inc.*	19	25
Talaris Therapeutics, Inc.*	13	24
Celularity, Inc.*	39	24
Vintage Wine Estates, Inc.*	21	22
Eiger BioPharmaceuticals, Inc.*	24	22
MarketWise, Inc.*	11	20
Bioventus, Inc. — Class A*	18	19
Praxis Precision Medicines, Inc.*	22	18
P3 Health Partners, Inc.*	15	16
VistaGen Therapeutics, Inc.*	117	15
Alpha Teknova, Inc.*	4	12
ATI Physical Therapy, Inc.*	45	11
Enochian Biosciences, Inc.*	12	11
Science 37 Holdings, Inc.*	37	10
Local Bounti Corp.*	13	10
Babylon Holdings Ltd. — Class A*	2	10
Oncology Institute, Inc.*	13	9
Wejo Group Ltd.*	14	7
GreenLight Biosciences Holdings PBC*	10	4
Greenidge Generation Holdings, Inc.*	8	4
Tenon Medical, Inc.*	2	4
Owlet, Inc.*	10	3
Boxed, Inc.*,1	8	2
Leafly Holdings, Inc.*	3	1
Gelesis Holdings, Inc.*	7	1
Ligand Pharmaceuticals, Inc.*,††	3	–
Ligand Pharmaceuticals, Inc.*,††	3	–
Total Consumer, Non-cyclical		323,385
Financial - 8.8%
Kinsale Capital Group, Inc.	13	3,902
STAG Industrial, Inc. REIT	109	3,686
Agree Realty Corp. REIT	52	3,568
Selective Insurance Group, Inc.	36	3,432
SouthState Corp.	45	3,207
RLI Corp.	23	3,057
Terreno Realty Corp. REIT	47	3,036
Ryman Hospitality Properties, Inc. REIT	32	2,871
Glacier Bancorp, Inc.	66	2,773
United Bankshares, Inc.	78	2,746
Kite Realty Group Trust REIT	130	2,720
Houlihan Lokey, Inc.	30	2,625
Old National Bancorp	176	2,538
Essent Group Ltd.	63	2,523
First Financial Bankshares, Inc.	79	2,520
Home BancShares, Inc.	112	2,432
Valley National Bancorp	257	2,375
PotlatchDeltic Corp. REIT	47	2,327
Phillips Edison & Company, Inc. REIT	69	2,251
Cadence Bank	106	2,201
Independence Realty Trust, Inc. REIT	134	2,148
Radian Group, Inc.	95	2,099
Essential Properties Realty Trust, Inc. REIT	82	2,038
Physicians Realty Trust REIT	136	2,030
Apple Hospitality REIT, Inc.	130	2,018
Federated Hermes, Inc. — Class B	50	2,007
Hancock Whitney Corp.	52	1,893
Blackstone Mortgage Trust, Inc. — Class A REIT	103	1,839
Focus Financial Partners, Inc. — Class A*	35	1,815
United Community Banks, Inc.	64	1,800
Independent Bank Corp.	27	1,772
Broadstone Net Lease, Inc. REIT	104	1,769
Jackson Financial, Inc. — Class A	45	1,683
Mr Cooper Group, Inc.*	41	1,680
Community Bank System, Inc.	32	1,680
LXP Industrial Trust REIT	162	1,670
ServisFirst Bancshares, Inc.	30	1,639
Enstar Group Ltd.*	7	1,622
First Interstate BancSystem, Inc. — Class A	54	1,612
Atlantic Union Bankshares Corp.	46	1,612
Associated Banc-Corp.	89	1,600
Sabra Health Care REIT, Inc.	139	1,599
Corporate Office Properties Trust REIT	67	1,589
Hamilton Lane, Inc. — Class A	21	1,554
American Equity Investment Life Holding Co.	42	1,533
UMB Financial Corp.	26	1,501
CNO Financial Group, Inc.	67	1,487
Cathay General Bancorp	43	1,484
Genworth Financial, Inc. — Class A*	294	1,476

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 41.2% (continued)
Financial - 8.8% (continued)
Ameris Bancorp	40	$1,463
Moelis & Co. — Class A	38	1,461
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	51	1,459
Walker & Dunlop, Inc.	19	1,447
Outfront Media, Inc. REIT	88	1,428
Texas Capital Bancshares, Inc.*	29	1,420
SITE Centers Corp. REIT	115	1,412
WSFS Financial Corp.	37	1,392
Macerich Co. REIT	131	1,389
Piper Sandler Cos.	10	1,386
Pacific Premier Bancorp, Inc.	56	1,345
International Bancshares Corp.	31	1,327
Fulton Financial Corp.	95	1,313
McGrath RentCorp	14	1,306
CVB Financial Corp.	78	1,301
Axos Financial, Inc.*	35	1,292
Innovative Industrial Properties, Inc. REIT	17	1,292
National Health Investors, Inc. REIT	25	1,289
Four Corners Property Trust, Inc. REIT	48	1,289
Equity Commonwealth REIT	62	1,284
Simmons First National Corp. — Class A	72	1,259
First BanCorp	109	1,245
Sunstone Hotel Investors, Inc. REIT	124	1,225
Tanger Factory Outlet Centers, Inc. REIT	61	1,197
First Financial Bancorp	55	1,197
Kennedy-Wilson Holdings, Inc.	72	1,194
Artisan Partners Asset Management, Inc. — Class A	37	1,183
Washington Federal, Inc.	39	1,175
CareTrust REIT, Inc.	59	1,155
First Merchants Corp.	35	1,153
Eastern Bankshares, Inc.	91	1,148
Banner Corp.	21	1,142
Arbor Realty Trust, Inc. REIT	97	1,115
Pebblebrook Hotel Trust REIT	78	1,095
NMI Holdings, Inc. — Class A*	49	1,094
WesBanco, Inc.	35	1,075
Park National Corp.	9	1,067
TowneBank	40	1,066
Urban Edge Properties REIT	69	1,039
BankUnited, Inc.	46	1,039
StoneX Group, Inc.*	10	1,035
DiamondRock Hospitality Co. REIT	127	1,033
Seacoast Banking Corporation of Florida	43	1,019
Retail Opportunity Investments Corp. REIT	73	1,019
PennyMac Financial Services, Inc.	17	1,013
Cushman & Wakefield plc*	96	1,012
PJT Partners, Inc. — Class A	14	1,011
BancFirst Corp.	12	997
RLJ Lodging Trust REIT	94	996
Trupanion, Inc.*	23	986
Service Properties Trust REIT	99	986
BGC Partners, Inc. — Class A	188	983
Renasant Corp.	32	979
Navient Corp.	61	975
Independent Bank Group, Inc.	21	973
Cohen & Steers, Inc.	15	959
Bread Financial Holdings, Inc.	31	940
Lakeland Financial Corp.	15	940
Stock Yards Bancorp, Inc.	17	937
Enterprise Financial Services Corp.	21	936
InvenTrust Properties Corp. REIT	40	936
Elme Communities REIT	52	929
Heartland Financial USA, Inc.	24	921
Bancorp, Inc.*	33	919
Xenia Hotels & Resorts, Inc. REIT	70	916
Getty Realty Corp. REIT	25	901
PRA Group, Inc.*	23	896
BRP Group, Inc. — Class A*	35	891
Hilltop Holdings, Inc.	30	890
Trustmark Corp.	36	889
St. Joe Co.	21	874
Northwest Bancshares, Inc.	72	866
Two Harbors Investment Corp. REIT	58	853
Cannae Holdings, Inc.*	42	848
Horace Mann Educators Corp.	25	837
Nelnet, Inc. — Class A	9	827
Provident Financial Services, Inc.	43	825
Global Net Lease, Inc. REIT	64	823
City Holding Co.	9	818
First Bancorp	23	817
Alexander & Baldwin, Inc. REIT	43	813
Triumph Financial, Inc.*	14	813
Bank of NT Butterfield & Son Ltd.	30	810
NBT Bancorp, Inc.	24	809
LTC Properties, Inc. REIT	23	808
Enova International, Inc.*	18	800
TriCo Bancshares	19	790
Apollo Commercial Real Estate Finance, Inc. REIT	84	782
Acadia Realty Trust REIT	56	781
Palomar Holdings, Inc.*	14	773
Chimera Investment Corp. REIT	136	767
Virtus Investment Partners, Inc.	4	762
Easterly Government Properties, Inc. REIT	55	756
S&T Bancorp, Inc.	24	755
StepStone Group, Inc. — Class A	31	752
Veris Residential, Inc. REIT*	51	747
Avantax, Inc.*	28	737
FB Financial Corp.	23	715
Westamerica BanCorp	16	709
Encore Capital Group, Inc.*	14	706
Pathward Financial, Inc.	17	705
Hope Bancorp, Inc.	71	697
First Commonwealth Financial Corp.	56	696
Compass Diversified Holdings	36	687
Apartment Investment and Management Co. — Class A REIT	89	684

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 41.2% (continued)
Financial - 8.8% (continued)
Sandy Spring Bancorp, Inc.	26	$676
OFG Bancorp	27	673
Employers Holdings, Inc.	16	667
Farmer Mac — Class C	5	666
Stellar Bancorp, Inc.	27	665
Radius Global Infrastructure, Inc. — Class A*	45	660
PennyMac Mortgage Investment Trust REIT	53	653
Ladder Capital Corp. — Class A REIT	69	652
Berkshire Hills Bancorp, Inc.	26	652
First Busey Corp.	32	651
Stewart Information Services Corp.	16	646
Eagle Bancorp, Inc.	19	636
Southside Bancshares, Inc.	19	631
Claros Mortgage Trust, Inc.	54	629
OceanFirst Financial Corp.	34	628
Goosehead Insurance, Inc. — Class A*	12	626
MFA Financial, Inc. REIT	62	615
Franklin BSP Realty Trust, Inc. REIT	51	608
NETSTREIT Corp. REIT	33	603
National Bank Holdings Corp. — Class A	18	602
Safety Insurance Group, Inc.	8	596
Tompkins Financial Corp.	9	596
ProAssurance Corp.	32	591
Newmark Group, Inc. — Class A	83	588
Argo Group International Holdings Ltd.	20	586
Lakeland Bancorp, Inc.	37	579
New York Mortgage Trust, Inc. REIT	58	573
NexPoint Residential Trust, Inc. REIT	13	568
German American Bancorp, Inc.	17	567
Veritex Holdings, Inc.	31	566
Redfin Corp.*	62	562
American Assets Trust, Inc. REIT	30	558
Piedmont Office Realty Trust, Inc. — Class A REIT	74	540
Mercury General Corp.	17	540
AMERISAFE, Inc.	11	538
Brookline Bancorp, Inc.	51	536
eXp World Holdings, Inc.	41	520
Empire State Realty Trust, Inc. — Class A REIT	80	519
Compass, Inc. — Class A*	160	517
Community Healthcare Trust, Inc. REIT	14	512
Capitol Federal Financial, Inc.	76	512
Paramount Group, Inc. REIT	112	511
ARMOUR Residential REIT, Inc.[1]	97	509
Uniti Group, Inc. REIT	142	504
Necessity Retail REIT, Inc.	80	502
Centerspace REIT	9	492
International Money Express, Inc.*	19	490
Plymouth Industrial REIT, Inc.	23	483
Brandywine Realty Trust REIT	102	482
Marcus & Millichap, Inc.	15	482
WisdomTree, Inc.	81	475
RPT Realty REIT	49	466
Live Oak Bancshares, Inc.	19	463
Armada Hoffler Properties, Inc. REIT	39	461
Redwood Trust, Inc. REIT	68	458
Ready Capital Corp. REIT	45	458
Dime Community Bancshares, Inc.	20	454
James River Group Holdings Ltd.	22	454
Brightsphere Investment Group, Inc.	19	448
SiriusPoint Ltd.*	55	447
UMH Properties, Inc. REIT	30	444
Nicolet Bankshares, Inc.*	7	441
Summit Hotel Properties, Inc. REIT	63	441
Preferred Bank/Los Angeles CA	8	439
Peoples Bancorp, Inc.	17	438
Premier Financial Corp.	21	435
LendingClub Corp.*	60	433
1st Source Corp.	10	432
Heritage Financial Corp.	20	428
Ellington Financial, Inc. REIT	35	427
Univest Financial Corp.	18	427
Ambac Financial Group, Inc.*	27	418
Origin Bancorp, Inc.	13	418
Enact Holdings, Inc.	18	411
CBL & Associates Properties, Inc. REIT	16	410
AssetMark Financial Holdings, Inc.*	13	409
QCR Holdings, Inc.	9	395
Amerant Bancorp, Inc.	18	392
ConnectOne Bancorp, Inc.	22	389
Banc of California, Inc.	31	388
Dynex Capital, Inc. REIT	32	388
First Bancshares, Inc.	15	388
Lemonade, Inc.*	27	385
Universal Health Realty Income Trust REIT	8	385
TrustCo Bank Corporation NY	12	383
Washington Trust Bancorp, Inc.	11	381
Community Trust Bancorp, Inc.	10	380
KKR Real Estate Finance Trust, Inc. REIT	33	376
Broadmark Realty Capital, Inc. REIT	78	367
Columbia Financial, Inc.*	20	366
Old Second Bancorp, Inc.	26	366
Hanmi Financial Corp.	19	353
Office Properties Income Trust REIT	28	344
B Riley Financial, Inc.[1]	12	341
Anywhere Real Estate, Inc.*	64	338
Global Medical REIT, Inc.	37	337
Customers Bancorp, Inc.*	18	333
Gladstone Land Corp. REIT	20	333
BrightSpire Capital, Inc. REIT	56	330
Diamond Hill Investment Group, Inc.	2	329
Peapack-Gladstone Financial Corp.	11	326

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 41.2% (continued)
Financial - 8.8% (continued)
Camden National Corp.	9	$326
Byline Bancorp, Inc.	15	324
United Fire Group, Inc.	12	319
HarborOne Bancorp, Inc.	26	317
Brookfield Business Corp. — Class A	16	317
Urstadt Biddle Properties, Inc. — Class A REIT	18	316
Northfield Bancorp, Inc.	26	306
TPG RE Finance Trust, Inc. REIT	42	305
Great Southern Bancorp, Inc.	6	304
Heritage Commerce Corp.	36	300
Farmland Partners, Inc. REIT	28	300
First Mid Bancshares, Inc.	11	299
Bank First Corp.	4	294
Chatham Lodging Trust REIT	28	294
CrossFirst Bankshares, Inc.*	28	293
Victory Capital Holdings, Inc. — Class A	10	293
Kearny Financial Corp.	36	292
Universal Insurance Holdings, Inc.	16	291
Gladstone Commercial Corp. REIT	23	290
Central Pacific Financial Corp.	16	286
Flushing Financial Corp.	19	283
First Community Bankshares, Inc.	11	276
Mercantile Bank Corp.	9	275
Saul Centers, Inc. REIT	7	273
Ares Commercial Real Estate Corp. REIT	30	273
MBIA, Inc.*	29	269
Horizon Bancorp, Inc.	24	265
Indus Realty Trust, Inc. REIT	4	265
First Financial Corp.	7	262
Merchants Bancorp	10	260
Cambridge Bancorp	4	259
EZCORP, Inc. — Class A*	30	258
Whitestone REIT — Class B	28	258
Midland States Bancorp, Inc.	12	257
World Acceptance Corp.*	3	250
HomeTrust Bancshares, Inc.	10	246
NerdWallet, Inc. — Class A*	15	243
National Western Life Group, Inc. — Class A	1	243
Farmers National Banc Corp.	19	240
Bar Harbor Bankshares	9	238
RMR Group, Inc. — Class A	9	236
Oppenheimer Holdings, Inc. — Class A	6	235
Orion Office REIT, Inc.	35	235
Capital City Bank Group, Inc.	8	235
Hingham Institution For Savings The	1	233
FRP Holdings, Inc.*	4	231
SmartFinancial, Inc.	10	231
Independent Bank Corp.	13	231
First Foundation, Inc.	31	231
Mid Penn Bancorp, Inc.	9	231
One Liberty Properties, Inc. REIT	10	229
Orchid Island Capital, Inc. REIT	21	225
Invesco Mortgage Capital, Inc. REIT	20	222
MidWestOne Financial Group, Inc.	9	220
Equity Bancshares, Inc. — Class A	9	219
Bank of Marin Bancorp	10	219
Perella Weinberg Partners	24	218
Coastal Financial Corp.*	6	216
HCI Group, Inc.	4	214
Republic Bancorp, Inc. — Class A	5	212
Carter Bankshares, Inc.*	15	210
RE/MAX Holdings, Inc. — Class A	11	206
Business First Bancshares, Inc.	12	206
Tiptree, Inc. — Class A	14	204
Metropolitan Bank Holding Corp.*	6	203
Arrow Financial Corp.	8	199
HomeStreet, Inc.	11	198
Capstar Financial Holdings, Inc.	13	197
Esquire Financial Holdings, Inc.	5	196
GCM Grosvenor, Inc. — Class A	25	195
Alexander's, Inc. REIT	1	194
Diversified Healthcare Trust REIT	143	193
Citizens & Northern Corp.	9	192
CNB Financial Corp.	10	192
American National Bankshares, Inc.	6	190
First of Long Island Corp.	14	189
Enterprise Bancorp, Inc.	6	189
Metrocity Bankshares, Inc.	11	188
Southern Missouri Bancorp, Inc.	5	187
Amalgamated Financial Corp.	10	177
Selectquote, Inc.*	81	176
Financial Institutions, Inc.	9	174
Peoples Financial Services Corp.	4	173
CTO Realty Growth, Inc. REIT	10	173
Five Star Bancorp	8	171
Farmers & Merchants Bancorp Incorporated/Archbold OH	7	170
Postal Realty Trust, Inc. — Class A REIT	11	167
Guaranty Bancshares, Inc.	6	167
Waterstone Financial, Inc.	11	166
West BanCorp, Inc.	9	164
Macatawa Bank Corp.	16	164
ACNB Corp.	5	163
LendingTree, Inc.*	6	160
City Office REIT, Inc.	23	159
Shore Bancshares, Inc.	11	157
First Bancorp, Inc.	6	155
RBB Bancorp	10	155
Granite Point Mortgage Trust, Inc. REIT	31	154
Southern First Bancshares, Inc.*	5	154
First Business Financial Services, Inc.	5	153
Blue Foundry Bancorp*	16	152
Civista Bancshares, Inc.	9	152
Bridgewater Bancshares, Inc.*	14	152
John Marshall Bancorp, Inc.	7	151
Investors Title Co.	1	151

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 41.2% (continued)
Financial - 8.8% (continued)
South Plains Financial, Inc.	7	$150
Braemar Hotels & Resorts, Inc. REIT	38	147
Hippo Holdings, Inc.*	9	146
Summit Financial Group, Inc.	7	145
MVB Financial Corp.	7	145
Alerus Financial Corp.	9	145
Red River Bancshares, Inc.	3	144
Greenlight Capital Re Ltd. — Class A*	15	141
Douglas Elliman, Inc.	45	140
Orrstown Financial Services, Inc.	7	139
BRT Apartments Corp. REIT	7	138
Sierra Bancorp	8	138
Donegal Group, Inc. — Class A	9	137
BayCom Corp.	8	137
Northeast Bank	4	135
Home Bancorp, Inc.	4	132
Skyward Specialty Insurance Group, Inc.*	6	131
eHealth, Inc.*	14	131
Regional Management Corp.	5	130
Sculptor Capital Management, Inc.	15	129
Third Coast Bancshares, Inc.*	8	126
Primis Financial Corp.	13	125
AFC Gamma, Inc. REIT	10	122
Hersha Hospitality Trust — Class A REIT	18	121
Industrial Logistics Properties Trust REIT	39	120
HBT Financial, Inc.	6	118
BCB Bancorp, Inc.	9	118
Legacy Housing Corp.*	5	114
Blue Ridge Bankshares, Inc.	11	112
Silvercrest Asset Management Group, Inc. — Class A	6	109
Parke Bancorp, Inc.	6	107
Star Holdings*	6	106
Colony Bankcorp, Inc.	10	102
PCB Bancorp	7	101
First Internet Bancorp	6	100
First Western Financial, Inc.*	5	99
Franklin Street Properties Corp. REIT	60	94
Crawford & Co. — Class A	11	92
Unity Bancorp, Inc.	4	91
First Bank/Hamilton NJ	9	91
Greene County Bancorp, Inc.	4	91
Luther Burbank Corp.	9	85
FVCBankcorp, Inc.*	8	85
Capital Bancorp, Inc.	5	83
Atlanticus Holdings Corp.*	3	81
Trean Insurance Group, Inc.*	13	80
Nexpoint Real Estate Finance, Inc. REIT	5	78
NI Holdings, Inc.*	6	78
Bankwell Financial Group, Inc.	3	75
Pioneer Bancorp, Inc.*	7	69
Ashford Hospitality Trust, Inc. REIT*	21	67
Oportun Financial Corp.*	17	66
Consumer Portfolio Services, Inc.*	6	64
First Guaranty Bancshares, Inc.	4	63
Sterling Bancorp, Inc.*	11	62
Provident Bancorp, Inc.	9	62
Stratus Properties, Inc.	3	60
USCB Financial Holdings, Inc.*	6	59
Chicago Atlantic Real Estate Finance, Inc. REIT	4	54
Angel Oak Mortgage, Inc. REIT	7	51
Velocity Financial, Inc.*	5	45
Transcontinental Realty Investors, Inc.*	1	42
Clipper Realty, Inc. REIT	7	40
Bluerock Homes Trust, Inc.*	2	40
Republic First Bancorp, Inc.*	29	39
Associated Capital Group, Inc. — Class A	1	37
SWK Holdings Corp.*	2	36
Doma Holdings, Inc.*	83	34
Finance of America Companies, Inc. — Class A*	23	29
American Realty Investors, Inc.*	1	26
Root, Inc. — Class A*	5	23
Curo Group Holdings Corp.	13	22
Offerpad Solutions, Inc.*	41	22
OppFi, Inc.*	8	16
Applied Digital Corp.*	5	11
Home Point Capital, Inc.	5	10
Sunlight Financial Holdings, Inc.*	15	5
Cryptyde, Inc.*	12	1
Safehold, Inc.	22	–
Total Financial		293,301
Industrial - 6.2%
EMCOR Group, Inc.	28	4,552
Saia, Inc.*	16	4,353
RBC Bearings, Inc.*	17	3,957
Evoqua Water Technologies Corp.*	71	3,530
Atkore, Inc.*	25	3,512
Novanta, Inc.*	21	3,341
Applied Industrial Technologies, Inc.	23	3,269
Chart Industries, Inc.*	26	3,260
Comfort Systems USA, Inc.	21	3,065
Exponent, Inc.	30	2,991
UFP Industries, Inc.	36	2,861
Simpson Manufacturing Company, Inc.	26	2,851
Aerojet Rocketdyne Holdings, Inc.*	48	2,696
Watts Water Technologies, Inc. — Class A	16	2,693
Fluor Corp.*	86	2,658
Franklin Electric Company, Inc.	28	2,635
Fabrinet*	22	2,613
AAON, Inc.	26	2,514
Casella Waste Systems, Inc. — Class A*	30	2,480
Mueller Industries, Inc.	33	2,425
GATX Corp.	21	2,311
Badger Meter, Inc.	18	2,193
Belden, Inc.	25	2,169
Advanced Energy Industries, Inc.	22	2,156

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 41.2% (continued)
Industrial - 6.2% (continued)
Bloom Energy Corp. — Class A*	106	$2,113
O-I Glass, Inc.*	92	2,089
EnerSys	24	2,085
Summit Materials, Inc. — Class A*	73	2,080
John Bean Technologies Corp.	19	2,076
Sanmina Corp.*	34	2,074
Encore Wire Corp.	11	2,039
Federal Signal Corp.	36	1,952
Hillenbrand, Inc.	41	1,949
Terex Corp.	39	1,887
SPX Technologies, Inc.*	26	1,835
Arcosa, Inc.	29	1,830
Vishay Intertechnology, Inc.	78	1,764
Forward Air Corp.	16	1,724
Moog, Inc. — Class A	17	1,713
Albany International Corp. — Class A	19	1,698
Werner Enterprises, Inc.	37	1,683
Hub Group, Inc. — Class A*	20	1,679
Scorpio Tankers, Inc.	29	1,633
Dycom Industries, Inc.*	17	1,592
Zurn Elkay Water Solutions Corp.	74	1,581
Plexus Corp.*	16	1,561
Cactus, Inc. — Class A	37	1,526
Boise Cascade Co.	24	1,518
Itron, Inc.*	27	1,497
Energizer Holdings, Inc.	43	1,492
Kadant, Inc.	7	1,460
Brady Corp. — Class A	27	1,451
ESCO Technologies, Inc.	15	1,432
Materion Corp.	12	1,392
ArcBest Corp.	15	1,386
AeroVironment, Inc.*	15	1,375
Matson, Inc.	23	1,372
Frontdoor, Inc.*	49	1,366
Kennametal, Inc.	48	1,324
Golar LNG Ltd.*	61	1,318
Mueller Water Products, Inc. — Class A	94	1,310
Masonite International Corp.*	14	1,271
MYR Group, Inc.*	10	1,260
Frontline plc	76	1,259
CSW Industrials, Inc.	9	1,250
EnPro Industries, Inc.	12	1,247
Helios Technologies, Inc.	19	1,243
Worthington Industries, Inc.	19	1,228
International Seaways, Inc.	29	1,209
Barnes Group, Inc.	30	1,208
Trinity Industries, Inc.	48	1,169
Alamo Group, Inc.	6	1,105
AAR Corp.*	20	1,091
Granite Construction, Inc.	26	1,068
Lindsay Corp.	7	1,058
Kratos Defense & Security Solutions, Inc.*	75	1,011
Enovix Corp.*	65	969
Greif, Inc. — Class A	15	951
CTS Corp.	19	940
Gibraltar Industries, Inc.*	19	921
OSI Systems, Inc.*	9	921
Knowles Corp.*	54	918
Griffon Corp.	28	896
Enerpac Tool Group Corp.	35	892
PGT Innovations, Inc.*	35	879
DHT Holdings, Inc.	80	865
Standex International Corp.	7	857
TTM Technologies, Inc.*	62	836
NV5 Global, Inc.*	8	832
Tennant Co.	12	822
Primoris Services Corp.	32	789
Energy Recovery, Inc.*	33	761
Air Transport Services Group, Inc.*	36	750
Marten Transport Ltd.	35	733
Mirion Technologies, Inc.*	83	709
Golden Ocean Group Ltd.	74	705
TriMas Corp.	25	696
Modine Manufacturing Co.*	30	691
Hillman Solutions Corp.*	81	682
Sterling Infrastructure, Inc.*	18	682
Napco Security Technologies, Inc.*	18	677
SFL Corporation Ltd.	70	665
Joby Aviation, Inc.*	151	655
NEXTracker, Inc. — Class A*	18	653
Construction Partners, Inc. — Class A*	24	647
JELD-WEN Holding, Inc.*	50	633
Sturm Ruger & Company, Inc.	11	632
Columbus McKinnon Corp.	17	632
CryoPort, Inc.*	26	624
Greenbrier Companies, Inc.	19	611
Vicor Corp.*	13	610
Montrose Environmental Group, Inc.*	17	606
FLEX LNG Ltd.	17	571
GrafTech International Ltd.	116	564
Proto Labs, Inc.*	17	564
Apogee Enterprises, Inc.	13	562
Teekay Tankers Ltd. — Class A*	13	558
Ichor Holdings Ltd.*	17	557
Astec Industries, Inc.	13	536
Mesa Laboratories, Inc.	3	524
Chase Corp.	5	524
American Woodmark Corp.*	10	521
Rocket Lab USA, Inc.*	126	509
Thermon Group Holdings, Inc.*	20	498
Benchmark Electronics, Inc.	21	498
TimkenSteel Corp.*	27	495
Janus International Group, Inc.*	49	483
Myers Industries, Inc.	22	471
Nordic American Tankers Ltd.	116	459
LSB Industries, Inc.*	44	454
Li-Cycle Holdings Corp.*	80	450
Heartland Express, Inc.	28	446
PureCycle Technologies, Inc.*	63	441
Triumph Group, Inc.*	38	441
Ryerson Holding Corp.	11	400
Kaman Corp.	17	389
GoPro, Inc. — Class A*	77	387
Dorian LPG Ltd.	19	379
Argan, Inc.	9	364
Eagle Bulk Shipping, Inc.	8	364
Genco Shipping & Trading Ltd.	23	360
Manitowoc Company, Inc.*	21	359
Heritage-Crystal Clean, Inc.*	10	356

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 41.2% (continued)
Industrial - 6.2% (continued)
Gorman-Rupp Co.	14	$350
Smith & Wesson Brands, Inc.	28	345
CIRCOR International, Inc.*	11	342
Kimball Electronics, Inc.*	14	337
Clearwater Paper Corp.*	10	334
Insteel Industries, Inc.	12	334
Ducommun, Inc.*	6	328
Xometry, Inc. — Class A*	21	314
Harsco Corp.*	46	314
Olympic Steel, Inc.	6	313
Ardmore Shipping Corp.	21	312
Allied Motion Technologies, Inc.	8	309
Costamare, Inc.	32	301
Hyster-Yale Materials Handling, Inc.	6	299
Stoneridge, Inc.*	16	299
Vishay Precision Group, Inc.*	7	292
FARO Technologies, Inc.*	11	271
Luxfer Holdings plc	16	270
nLight, Inc.*	26	265
MicroVision, Inc.*	99	264
IES Holdings, Inc.*	6	259
AerSale Corp.*	15	258
Powell Industries, Inc.	6	255
Teekay Corp.*	41	253
Covenant Logistics Group, Inc. — Class A	7	248
DXP Enterprises, Inc.*	9	242
Archer Aviation, Inc. — Class A*	83	237
Cadre Holdings, Inc.	11	237
Greif, Inc. — Class B	3	230
Centrus Energy Corp. — Class A*	7	226
Omega Flex, Inc.	2	223
Babcock & Wilcox Enterprises, Inc.*	36	218
National Presto Industries, Inc.	3	216
Blink Charging Co.*,1	25	216
Great Lakes Dredge & Dock Corp.*	39	212
Pactiv Evergreen, Inc.	26	208
Astronics Corp.*	15	201
Comtech Telecommunications Corp.	16	200
Daseke, Inc.*	25	193
Northwest Pipe Co.*	6	187
SmartRent, Inc.*	71	181
NuScale Power Corp.*	18	164
Safe Bulkers, Inc.	44	162
Evolv Technologies Holdings, Inc.*	51	159
Tutor Perini Corp.*	25	154
Radiant Logistics, Inc.*	23	151
Park Aerospace Corp.	11	148
Tredegar Corp.	16	146
Eastman Kodak Co.*	35	144
Ranpak Holdings Corp.*	26	136
Atlas Technical Consultants, Inc.*	11	134
Universal Logistics Holdings, Inc.	4	117
PAM Transportation Services, Inc.*	4	115
Sight Sciences, Inc.*	13	114
908 Devices, Inc.*	13	112
Concrete Pumping Holdings, Inc.*	16	109
Pure Cycle Corp.*	11	104
AMMO, Inc.*	52	102
Akoustis Technologies, Inc.*	31	96
Turtle Beach Corp.*	9	90
Identiv, Inc.*	14	86
Charge Enterprises, Inc.*	73	80
Latham Group, Inc.*	26	74
ESS Tech, Inc.*	49	68
Caesarstone Ltd.	13	54
Transphorm, Inc.*	13	52
Hydrofarm Holdings Group, Inc.*	27	47
Berkshire Grey, Inc.*	29	40
Karat Packaging, Inc.	3	40
Astra Space, Inc.*	89	38
View, Inc.*	67	33
Redwire Corp.*	11	33
NL Industries, Inc.	5	30
Sarcos Technology and Robotics Corp.*	51	24
Momentus, Inc.*	32	19
AEye, Inc.*	15	5
Fathom Digital Manufacturing C*	7	4
Total Industrial		206,521
Consumer, Cyclical - 5.1%
Crocs, Inc.*	36	4,552
Texas Roadhouse, Inc. — Class A	40	4,322
Light & Wonder, Inc. — Class A*	57	3,423
Murphy USA, Inc.	13	3,355
Wingstop, Inc.	18	3,304
Fox Factory Holding Corp.*	25	3,034
Academy Sports & Outdoors, Inc.	46	3,002
Asbury Automotive Group, Inc.*	13	2,730
Visteon Corp.*	17	2,666
Meritage Homes Corp.	22	2,569
Taylor Morrison Home Corp. — Class A*	64	2,449
Skyline Champion Corp.*	32	2,407
Adient plc*	56	2,294
Hilton Grand Vacations, Inc.*	51	2,266
FirstCash Holdings, Inc.	23	2,194
Signet Jewelers Ltd.	27	2,100
Foot Locker, Inc.	48	1,905
Goodyear Tire & Rubber Co.*	169	1,862
KB Home	46	1,848
Beacon Roofing Supply, Inc.*	31	1,824
Topgolf Callaway Brands Corp.*	84	1,816
Group 1 Automotive, Inc.	8	1,811
Steven Madden Ltd.	46	1,656
LCI Industries	15	1,648
Kontoor Brands, Inc.	33	1,597
Installed Building Products, Inc.	14	1,596
Resideo Technologies, Inc.*	87	1,590
Cavco Industries, Inc.*	5	1,589
UniFirst Corp.	9	1,586
Sonos, Inc.*	78	1,530
International Game Technology plc	57	1,528
GMS, Inc.*	26	1,505
Tri Pointe Homes, Inc.*	59	1,494

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 41.2% (continued)
Consumer, Cyclical - 5.1% (continued)
Cracker Barrel Old Country Store, Inc.	13	$1,477
SeaWorld Entertainment, Inc.*	24	1,471
Papa John's International, Inc.	19	1,424
Rush Enterprises, Inc. — Class A	26	1,420
Dorman Products, Inc.*	16	1,380
Boot Barn Holdings, Inc.*	18	1,380
LGI Homes, Inc.*	12	1,368
Bloomin' Brands, Inc.	53	1,359
Red Rock Resorts, Inc. — Class A	30	1,337
MDC Holdings, Inc.	34	1,322
Shake Shack, Inc. — Class A*	23	1,276
American Eagle Outfitters, Inc.	94	1,263
Gentherm, Inc.*	20	1,208
Nu Skin Enterprises, Inc. — Class A	30	1,179
Dana, Inc.	78	1,174
Spirit Airlines, Inc.	65	1,116
Century Communities, Inc.	17	1,087
Veritiv Corp.	8	1,081
ODP Corp.*	24	1,080
PriceSmart, Inc.	15	1,072
Jack in the Box, Inc.	12	1,051
Winnebago Industries, Inc.	18	1,039
Urban Outfitters, Inc.*	37	1,026
Acushnet Holdings Corp.	20	1,019
Cheesecake Factory, Inc.	29	1,016
Sally Beauty Holdings, Inc.*	65	1,013
M/I Homes, Inc.*	16	1,009
Brinker International, Inc.*	26	988
Cinemark Holdings, Inc.*	66	976
Dave & Buster's Entertainment, Inc.*	26	957
Oxford Industries, Inc.	9	950
World Fuel Services Corp.	37	945
Vista Outdoor, Inc.*	34	942
MillerKnoll, Inc.	46	941
Luminar Technologies, Inc.*,1	144	935
Methode Electronics, Inc.	21	922
Patrick Industries, Inc.	13	895
KAR Auction Services, Inc.*	65	889
Madison Square Garden Entertainment Corp.*	15	886
H&E Equipment Services, Inc.	20	885
XPEL, Inc.*	13	883
National Vision Holdings, Inc.*	46	867
Abercrombie & Fitch Co. — Class A*	31	860
Everi Holdings, Inc.*	50	858
Allegiant Travel Co. — Class A*	9	828
Liberty Media Corporation-Liberty Braves — Class C*	23	775
Wolverine World Wide, Inc.	45	767
La-Z-Boy, Inc.	26	756
Lions Gate Entertainment Corp. — Class B*	69	716
Wabash National Corp.	29	713
iRobot Corp.*	16	698
TravelCenters of America, Inc.*	8	692
Malibu Boats, Inc. — Class A*	12	677
HNI Corp.	24	668
SkyWest, Inc.*	30	665
Buckle, Inc.	18	642
Winmark Corp.	2	641
indie Semiconductor, Inc. — Class A*	60	633
Dillard's, Inc. — Class A	2	615
Dine Brands Global, Inc.	9	609
Fisker, Inc.*,1	98	602
Sonic Automotive, Inc. — Class A	11	598
Green Brick Partners, Inc.*	17	596
Monarch Casino & Resort, Inc.	8	593
Virgin Galactic Holdings, Inc.*,1	137	555
IMAX Corp.*	28	537
American Axle & Manufacturing Holdings, Inc.*	68	531
Warby Parker, Inc. — Class A*	50	530
Golden Entertainment, Inc.*	12	522
Ermenegildo Zegna N.V.	36	491
ScanSource, Inc.*	16	487
Camping World Holdings, Inc. — Class A	23	480
OneSpaWorld Holdings Ltd.*	40	480
MRC Global, Inc.*	49	476
Hibbett, Inc.	8	472
Franchise Group, Inc.	17	463
Shyft Group, Inc.	20	455
Caleres, Inc.	21	454
Clean Energy Fuels Corp.*	102	445
Standard Motor Products, Inc.	12	443
Bally's Corp.*	22	429
Steelcase, Inc. — Class A	51	430
Sleep Number Corp.*	14	426
Arko Corp.	50	425
G-III Apparel Group Ltd.*	27	420
Douglas Dynamics, Inc.	13	415
Sun Country Airlines Holdings, Inc.*	20	410
BlueLinx Holdings, Inc.*	6	408
Chico's FAS, Inc.*	74	407
Portillo's, Inc. — Class A*	19	406
Sweetgreen, Inc. — Class A*	51	400
Life Time Group Holdings, Inc.*	25	399
Chuy's Holdings, Inc.*	11	394
RCI Hospitality Holdings, Inc.	5	391
Guess?, Inc.	20	389
Lions Gate Entertainment Corp. — Class A*	35	387
A-Mark Precious Metals, Inc.	11	381
BJ's Restaurants, Inc.*	13	379
Vizio Holding Corp. — Class A*	41	376
Denny's Corp.*	33	368
Sovos Brands, Inc.*	22	367
Titan Machinery, Inc.*	12	366
MasterCraft Boat Holdings, Inc.*	12	365
Children's Place, Inc.*	9	362
Ethan Allen Interiors, Inc.	13	357
MarineMax, Inc.*	12	345
Titan International, Inc.*	32	335
EVgo, Inc.*,1	41	319
Haverty Furniture Companies, Inc.	10	319
America's Car-Mart, Inc.*	4	317
PC Connection, Inc.	7	315
Ruth's Hospitality Group, Inc.	19	312
Shoe Carnival, Inc.	12	308

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 41.2% (continued)
Consumer, Cyclical - 5.1% (continued)
Bowlero Corp.*,1	18	$305
Xponential Fitness, Inc. — Class A*	10	304
Accel Entertainment, Inc.*	33	301
Genesco, Inc.*	8	295
Interface, Inc. — Class A	36	292
Beazer Homes USA, Inc.*	18	286
Miller Industries, Inc.	8	283
Hawaiian Holdings, Inc.*	30	275
Xperi, Inc.*	25	273
VSE Corp.	6	269
Designer Brands, Inc. — Class A	30	262
Kimball International, Inc. — Class B	21	260
Movado Group, Inc.	9	259
REV Group, Inc.	20	240
Rush Enterprises, Inc. — Class B	4	240
Nikola Corp.*,1	194	235
Solid Power, Inc.*	77	232
Lovesac Co.*	8	231
Hudson Technologies, Inc.*	26	227
Marcus Corp.	14	224
Aspen Aerogels, Inc.*	30	224
Bluegreen Vacations Holding Corp.	8	219
Frontier Group Holdings, Inc.*	22	216
Global Industrial Co.	8	215
Build-A-Bear Workshop, Inc. — Class A	9	209
Liberty Media Corporation-Liberty Braves — Class A*	6	208
Qurate Retail, Inc. — Class A*	208	205
Blue Bird Corp.*	10	204
Hovnanian Enterprises, Inc. — Class A*	3	204
Proterra, Inc.*	132	201
Kura Sushi USA, Inc. — Class A*	3	198
OneWater Marine, Inc. — Class A*	7	196
PetMed Express, Inc.	12	195
Destination XL Group, Inc.*	35	193
Lindblad Expeditions Holdings, Inc.*	20	191
Johnson Outdoors, Inc. — Class A	3	189
Sportsman's Warehouse Holdings, Inc.*	22	187
Big Lots, Inc.	17	186
Zumiez, Inc.*	10	184
Funko, Inc. — Class A*	19	179
Forestar Group, Inc.*	11	171
Clarus Corp.	18	170
Dream Finders Homes, Inc. — Class A*	12	159
Hyliion Holdings Corp.*	80	159
Full House Resorts, Inc.*	19	138
NEOGAMES S.A.*	9	137
Microvast Holdings, Inc.*	103	128
TuSimple Holdings, Inc. — Class A*	85	125
Tilly's, Inc. — Class A*	16	123
Noodles & Co.*	25	121
Workhorse Group, Inc.*	89	118
Century Casinos, Inc.*	16	117
GrowGeneration Corp.*	34	116
Rocky Brands, Inc.	5	115
Citi Trends, Inc.*	6	114
ONE Group Hospitality, Inc.*	14	113
Rush Street Interactive, Inc.*	36	112
Cato Corp. — Class A	12	106
El Pollo Loco Holdings, Inc.	11	105
Snap One Holdings Corp.*	11	103
Big 5 Sporting Goods Corp.[1]	13	100
First Watch Restaurant Group, Inc.*	6	96
Fossil Group, Inc.*	28	89
Tile Shop Holdings, Inc.*	19	89
ThredUp, Inc. — Class A*	35	89
Purple Innovation, Inc.*	33	87
Holley, Inc.*	31	85
Sonder Holdings, Inc.*	111	84
Traeger, Inc.*	20	82
Motorcar Parts of America, Inc.*	11	82
Reservoir Media, Inc.*	12	78
Weyco Group, Inc.	3	76
Rite Aid Corp.*	33	74
Universal Electronics, Inc.*	7	71
Aeva Technologies, Inc.*	58	69
Marine Products Corp.	5	66
Container Store Group, Inc.*	19	65
Tupperware Brands Corp.*	26	65
Lordstown Motors Corp. — Class A*	98	65
LL Flooring Holdings, Inc.*	17	65
Wheels Up Experience, Inc.*	96	61
Superior Group of Companies, Inc.	7	55
Cenntro Electric Group Ltd.*	111	51
Duluth Holdings, Inc. — Class B*	8	51
Canoo, Inc.*	78	51
Conn's, Inc.*	8	48
Lifetime Brands, Inc.	8	47
Torrid Holdings, Inc.*	10	44
Hyzon Motors, Inc.*	53	43
Landsea Homes Corp.*	7	42
Vinco Ventures, Inc.*	124	40
PLBY Group, Inc.*	19	38
Aterian, Inc.*	39	34
Express, Inc.*	39	31
F45 Training Holdings, Inc.*	23	27
Mullen Automotive, Inc.*	193	25
Bed Bath & Beyond, Inc.*,1	48	21
CompX International, Inc.	1	18
Xos, Inc.*	33	17
JOANN, Inc.	6	10
Lightning eMotors, Inc.*	24	7
Cepton, Inc.*	5	2
Total Consumer, Cyclical		171,196
Technology - 4.3%
Silicon Laboratories, Inc.*	20	3,502
SPS Commerce, Inc.*	22	3,351
Rambus, Inc.*	64	3,281
Tenable Holdings, Inc.*	67	3,183
ExlService Holdings, Inc.*	19	3,075
Qualys, Inc.*	23	2,990
Super Micro Computer, Inc.*	28	2,983
Workiva, Inc.*	29	2,970
Power Integrations, Inc.	34	2,878

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 41.2% (continued)
Technology - 4.3% (continued)
Maximus, Inc.	36	$2,833
Insight Enterprises, Inc.*	19	2,716
Synaptics, Inc.*	24	2,668
Axcelis Technologies, Inc.*	20	2,665
Onto Innovation, Inc.*	30	2,636
Diodes, Inc.*	27	2,505
MACOM Technology Solutions Holdings, Inc.*	32	2,267
Altair Engineering, Inc. — Class A*	31	2,235
Blackline, Inc.*	33	2,216
Box, Inc. — Class A*	82	2,197
Duolingo, Inc.*	14	1,996
Envestnet, Inc.*	32	1,877
Blackbaud, Inc.*	27	1,871
ACI Worldwide, Inc.*	69	1,862
PagerDuty, Inc.*	52	1,819
Kulicke & Soffa Industries, Inc.	34	1,792
Impinj, Inc.*	13	1,762
MicroStrategy, Inc. — Class A*	6	1,754
Varonis Systems, Inc.*	66	1,717
Ambarella, Inc.*	22	1,703
Sprout Social, Inc. — Class A*	27	1,644
Rapid7, Inc.*	35	1,607
DigitalOcean Holdings, Inc.*	41	1,606
Evolent Health, Inc. — Class A*	49	1,590
Amkor Technology, Inc.	61	1,587
CommVault Systems, Inc.*	27	1,532
MaxLinear, Inc. — Class A*	43	1,514
Appfolio, Inc. — Class A*	12	1,494
Progress Software Corp.	26	1,494
FormFactor, Inc.*	46	1,465
SiTime Corp.*	10	1,422
Verra Mobility Corp.*	84	1,421
Verint Systems, Inc.*	38	1,415
C3.ai, Inc. — Class A*,1	35	1,175
Fastly, Inc. — Class A*	66	1,172
NetScout Systems, Inc.*	40	1,146
Cohu, Inc.*	29	1,113
Xerox Holdings Corp.	70	1,078
Appian Corp. — Class A*	24	1,065
CSG Systems International, Inc.	19	1,020
Clear Secure, Inc. — Class A	38	994
Agilysys, Inc.*	12	990
Asana, Inc. — Class A*	45	951
Semtech Corp.*	39	941
Phreesia, Inc.*	29	936
Ultra Clean Holdings, Inc.*	27	895
Parsons Corp.*	20	895
Schrodinger Incorporated/United States*	33	869
ACV Auctions, Inc. — Class A*	67	865
Privia Health Group, Inc.*	31	856
Apollo Medical Holdings, Inc.*	23	839
Veradigm, Inc.*	64	835
3D Systems Corp.*	76	815
Everbridge, Inc.*	23	797
Sumo Logic, Inc.*	66	791
PDF Solutions, Inc.*	18	763
Momentive Global, Inc.*	78	727
Digi International, Inc.*	21	707
Model N, Inc.*	21	703
Zuora, Inc. — Class A*	71	701
E2open Parent Holdings, Inc.*	120	698
Zeta Global Holdings Corp. — Class A*	64	693
AvidXchange Holdings, Inc.*	88	686
PROS Holdings, Inc.*	25	685
Digital Turbine, Inc.*	55	680
Cerence, Inc.*	24	674
Avid Technology, Inc.*	21	672
Yext, Inc.*	67	644
Veeco Instruments, Inc.*	30	634
Donnelley Financial Solutions, Inc.*	15	613
Photronics, Inc.*	36	597
NextGen Healthcare, Inc.*	33	575
Adeia, Inc.	64	567
PowerSchool Holdings, Inc. — Class A*	28	555
PAR Technology Corp.*	16	543
N-able, Inc.*	41	541
Outset Medical, Inc.*	28	515
SMART Global Holdings, Inc.*	29	500
ForgeRock, Inc. — Class A*	23	474
IonQ, Inc.*	73	449
Olo, Inc. — Class A*	55	449
EngageSmart, Inc.*	22	424
Corsair Gaming, Inc.*	23	422
OneSpan, Inc.*	24	420
Amplitude, Inc. — Class A*	33	411
TTEC Holdings, Inc.	11	410
Pitney Bowes, Inc.	104	404
CEVA, Inc.*	13	396
Simulations Plus, Inc.	9	395
Sapiens International Corporation N.V.	18	391
Alignment Healthcare, Inc.*	59	375
Consensus Cloud Solutions, Inc.*	11	375
Health Catalyst, Inc.*	32	373
Desktop Metal, Inc. — Class A*	160	368
Intapp, Inc.*	8	359
Conduent, Inc.*	103	353
Matterport, Inc.*	129	352
Alpha & Omega Semiconductor Ltd.*	13	350
PubMatic, Inc. — Class A*	25	346
Integral Ad Science Holding Corp.*	24	343
BigCommerce Holdings, Inc.*	38	340
ACM Research, Inc. — Class A*	29	339
Vimeo, Inc.*	87	333
Grid Dynamics Holdings, Inc.*	29	332
AvePoint, Inc.*	77	317
Daily Journal Corp.*	1	285
8x8, Inc.*	67	279
Alkami Technology, Inc.*	21	266
MeridianLink, Inc.*	15	260
Instructure Holdings, Inc.*	10	259
Domo, Inc. — Class B*	18	255
SolarWinds Corp.*	29	249
Sharecare, Inc.*	172	244
Computer Programs and Systems, Inc.*	8	242
Mitek Systems, Inc.*	25	240
American Software, Inc. — Class A	19	240

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 41.2% (continued)
Technology - 4.3% (continued)
Cvent Holding Corp.*	27	$226
ON24, Inc.*	25	219
Bandwidth, Inc. — Class A*	14	213
Ebix, Inc.	15	198
Cantaloupe, Inc.*	34	194
LivePerson, Inc.*	43	190
Playstudios, Inc.*	47	173
Inspired Entertainment, Inc.*	13	166
Enfusion, Inc. — Class A*	15	158
Digimarc Corp.*	8	157
Unisys Corp.*	40	155
Nutex Health, Inc.*	150	152
Vuzix Corp.*	36	149
EverCommerce, Inc.*	14	148
Ouster, Inc.*	167	140
HireRight Holdings Corp.*	12	127
Rimini Street, Inc.*	29	120
Brightcove, Inc.*	25	111
Veritone, Inc.*	19	111
Blend Labs, Inc. — Class A*	111	111
Skillz, Inc.*	184	109
Faraday Future Intelligent Electric, Inc.*	303	107
Red Violet, Inc.*	6	106
AXT, Inc.*	25	100
Skillsoft Corp.*	49	98
eGain Corp.*	12	91
Outbrain, Inc.*	22	91
Weave Communications, Inc.*	18	89
CS Disco, Inc.*	13	86
Telos Corp.*	33	84
Upland Software, Inc.*	18	77
Velo3D, Inc.*	34	77
Atomera, Inc.*	12	76
IBEX Holdings Ltd.*	3	73
Porch Group, Inc.*	49	70
SkyWater Technology, Inc.*	6	68
NextNav, Inc.*	33	67
Rackspace Technology, Inc.*	35	66
Cardlytics, Inc.*	19	65
Markforged Holding Corp.*	66	63
Diebold Nixdorf, Inc.*	44	53
SecureWorks Corp. — Class A*	6	51
Arteris, Inc.*	10	42
LiveVox Holdings, Inc.*	13	40
Latch, Inc.*	48	37
WM Technology, Inc.*	43	37
Viant Technology, Inc. — Class A*	8	35
Rigetti Computing, Inc.*	19	14
IronNet, Inc.*	39	14
Pear Therapeutics, Inc.*	40	10
Cerberus Cyber Sentinel Corp.*	28	9
Kaleyra, Inc.*	6	9
Total Technology		145,157
Energy - 2.6%
Chord Energy Corp.	25	3,365
ChampionX Corp.	120	3,256
Murphy Oil Corp.	88	3,254
Matador Resources Co.	67	3,193
PBF Energy, Inc. — Class A	71	3,079
Civitas Resources, Inc.	44	3,007
Denbury, Inc.*	30	2,629
Weatherford International plc*	43	2,552
Valaris Ltd.*	36	2,342
Magnolia Oil & Gas Corp. — Class A	104	2,276
Shoals Technologies Group, Inc. — Class A*	97	2,211
Helmerich & Payne, Inc.	61	2,181
SM Energy Co.	73	2,056
Noble Corporation plc*	51	2,013
Kosmos Energy Ltd.*	270	2,009
Array Technologies, Inc.*	90	1,969
Peabody Energy Corp.	71	1,818
California Resources Corp.	44	1,694
CNX Resources Corp.*	100	1,602
Patterson-UTI Energy, Inc.	129	1,509
Permian Resources Corp.	141	1,480
Equitrans Midstream Corp.	246	1,422
Alpha Metallurgical Resources, Inc.	9	1,404
Tidewater, Inc.*	28	1,234
Northern Oil and Gas, Inc.	39	1,184
Arch Resources, Inc.	9	1,183
CONSOL Energy, Inc.	20	1,165
Warrior Met Coal, Inc.	31	1,138
Oceaneering International, Inc.*	61	1,076
Liberty Energy, Inc. — Class A	80	1,025
Callon Petroleum Co.*	30	1,003
Green Plains, Inc.*	32	992
Expro Group Holdings N.V.*	52	955
Sitio Royalties Corp. — Class A	42	949
Delek US Holdings, Inc.	41	941
Sunnova Energy International, Inc.*	59	922
Borr Drilling Ltd.*	114	864
Par Pacific Holdings, Inc.*	29	847
NexTier Oilfield Solutions, Inc.*	106	843
Archrock, Inc.	81	791
NOW, Inc.*	66	736
Diamond Offshore Drilling, Inc.*	59	710
SunPower Corp. — Class A*	49	678
Helix Energy Solutions Group, Inc.*	87	673
FuelCell Energy, Inc.*,1	228	650
Nabors Industries Ltd.*	5	610
Talos Energy, Inc.*	40	594
Comstock Resources, Inc.	55	593
CVR Energy, Inc.	18	590
Dril-Quip, Inc.*	20	574
Gulfport Energy Corp.*	7	560
US Silica Holdings, Inc.*	45	537
Stem, Inc.*,1	87	493
Ranger Oil Corp. — Class A	12	490
Vital Energy, Inc.*	10	455
SunCoke Energy, Inc.	50	449
Fluence Energy, Inc.*	22	445
Tellurian, Inc.*	305	375
ProPetro Holding Corp.*	52	374
Berry Corp.	46	361
Bristow Group, Inc.*	16	359
RPC, Inc.	44	338
Earthstone Energy, Inc. — Class A*	26	338
Vertex Energy, Inc.*	32	316
REX American Resources Corp.*	11	314
Kinetik Holdings, Inc. — Class A	10	313

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 41.2% (continued)
Energy - 2.6% (continued)
Oil States International, Inc.*	37	$308
Montauk Renewables, Inc.*	39	307
Select Energy Services, Inc. — Class A	43	299
VAALCO Energy, Inc.	64	290
W&T Offshore, Inc.*	57	290
SandRidge Energy, Inc.*	20	288
TPI Composites, Inc.*	22	287
Excelerate Energy, Inc. — Class A	12	266
DMC Global, Inc.*	12	264
Riley Exploration Permian, Inc.	6	228
Crescent Energy Co. — Class A	19	215
TETRA Technologies, Inc.*	74	196
Newpark Resources, Inc.*	50	193
Gevo, Inc.*	118	182
ProFrac Holding Corp. — Class A*	14	177
Solaris Oilfield Infrastructure, Inc. — Class A	19	162
SilverBow Resources, Inc.*	7	160
Amplify Energy Corp.*	21	144
Eneti, Inc.	14	131
National Energy Services Reunited Corp.*	23	121
FutureFuel Corp.	16	118
Ramaco Resources, Inc.	13	115
Aris Water Solution, Inc. — Class A	13	101
Ring Energy, Inc.*	53	101
NextDecade Corp.*	19	94
HighPeak Energy, Inc.	4	92
Energy Vault Holdings, Inc.*	37	79
Cleanspark, Inc.*	27	75
NACCO Industries, Inc. — Class A	2	72
Alto Ingredients, Inc.*	44	66
Empire Petroleum Corp.*	5	62
Aemetis, Inc.*	17	39
Battalion Oil Corp.*	2	13
Heliogen, Inc.*	53	13
Total Energy		87,906
Communications - 1.7%
Iridium Communications, Inc.	75	4,645
TEGNA, Inc.	133	2,249
Maxar Technologies, Inc.	43	2,196
Ziff Davis, Inc.*	28	2,185
Calix, Inc.*	34	1,822
Cogent Communications Holdings, Inc.	26	1,657
Perficient, Inc.*	21	1,516
Viavi Solutions, Inc.*	134	1,451
Extreme Networks, Inc.*	75	1,434
InterDigital, Inc.	18	1,312
Yelp, Inc. — Class A*	42	1,289
Marqeta, Inc. — Class A*	261	1,193
Bumble, Inc. — Class A*	60	1,173
Cargurus, Inc.*	62	1,158
DigitalBridge Group, Inc.	95	1,139
Shutterstock, Inc.	14	1,016
Infinera Corp.*	113	877
Q2 Holdings, Inc.*	34	837
Upwork, Inc.*	73	826
Harmonic, Inc.*	55	802
CommScope Holding Company, Inc.*	124	790
ePlus, Inc.*	16	785
Cars.com, Inc.*	40	772
Magnite, Inc.*	80	741
Hims & Hers Health, Inc.*	73	724
Liberty Latin America Ltd. — Class C*	87	719
ADTRAN Holdings, Inc.	43	682
Revolve Group, Inc.*	25	658
Telephone & Data Systems, Inc.	60	631
A10 Networks, Inc.	40	620
TechTarget, Inc.*	17	614
Scholastic Corp.	17	582
Squarespace, Inc. — Class A*	18	572
Shenandoah Telecommunications Co.	29	552
Credo Technology Group Holding Ltd.*	56	527
Overstock.com, Inc.*	26	527
QuinStreet, Inc.*	31	492
Figs, Inc. — Class A*	77	477
Globalstar, Inc.*	409	474
Planet Labs PBC*	116	456
Open Lending Corp. — Class A*	64	451
Gogo, Inc.*	30	435
Gray Television, Inc.	48	418
Sinclair Broadcast Group, Inc. — Class A	23	395
Eventbrite, Inc. — Class A*	45	386
HealthStream, Inc.	14	379
EchoStar Corp. — Class A*	20	366
Anterix, Inc.*	11	363
WideOpenWest, Inc.*	33	351
Stagwell, Inc.*	47	349
Thryv Holdings, Inc.*	15	346
AMC Networks, Inc. — Class A*	19	334
EW Scripps Co. — Class A*	35	329
Clearfield, Inc.*	7	326
NETGEAR, Inc.*	17	315
Boston Omaha Corp. — Class A*	13	308
IDT Corp. — Class B*	9	307
iHeartMedia, Inc. — Class A*	72	281
Clear Channel Outdoor Holdings, Inc.*	216	259
Preformed Line Products Co.	2	256
Rover Group, Inc.*	56	254
Stitch Fix, Inc. — Class A*	49	250
ATN International, Inc.	6	245
Couchbase, Inc.*	16	225
Entravision Communications Corp. — Class A	35	212
Liquidity Services, Inc.*	16	211
MediaAlpha, Inc. — Class A*	14	210
Aviat Networks, Inc.*	6	207
Liberty Latin America Ltd. — Class A*	23	191
United States Cellular Corp.*	9	186
1-800-Flowers.com, Inc. — Class A*	16	184
Ooma, Inc.*	14	175
Quotient Technology, Inc.*	53	174
Gannett Company, Inc.*	87	163
OptimizeRx Corp.*	11	161

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 41.2% (continued)
Communications - 1.7% (continued)
CarParts.com, Inc.*	30	$160
EverQuote, Inc. — Class A*	11	153
ContextLogic, Inc. — Class A*	338	151
Ribbon Communications, Inc.*	43	147
Nerdy, Inc.*	33	138
fuboTV, Inc.*	107	129
Cambium Networks Corp.*	7	124
Tucows, Inc. — Class A*	6	117
Blade Air Mobility, Inc.*	34	115
Vivid Seats, Inc. — Class A*,1	15	114
Consolidated Communications Holdings, Inc.*	44	113
DHI Group, Inc.*	25	97
BARK, Inc.*	65	94
Solo Brands, Inc. — Class A*	13	93
Lands' End, Inc.*	9	87
DZS, Inc.*	10	79
Advantage Solutions, Inc.*	49	77
Allbirds, Inc. — Class A*	56	67
Edgio, Inc.*	83	66
Innovid Corp.*	45	63
RealReal, Inc.*	50	63
Vacasa, Inc. — Class A*	65	63
Gambling.com Group Ltd.*	6	59
1stdibs.com, Inc.*	14	56
Groupon, Inc.*	13	55
Value Line, Inc.	1	48
Focus Universal, Inc.*,1	17	41
Urban One, Inc.*	5	38
Cumulus Media, Inc. — Class A*	10	37
RumbleON, Inc. — Class B*	6	36
Arena Group Holdings, Inc.*	8	34
Urban One, Inc.*	6	33
Inseego Corp.*	52	30
KORE Group Holdings, Inc.*	22	27
Casa Systems, Inc.*	21	27
Terran Orbital Corp.*,1	14	26
Ondas Holdings, Inc.*	21	23
AdTheorent Holding Company, Inc.*	11	18
Audacy, Inc.*	71	9
Lulu's Fashion Lounge Holdings, Inc.*	4	10
Cyxtera Technologies, Inc.*	22	7
Inspirato, Inc.*	7	7
aka Brands Holding Corp.*	7	4
Total Communications		56,109
Basic Materials - 1.5%
Commercial Metals Co.	70	3,423
ATI, Inc.*	75	2,959
Cabot Corp.	33	2,529
Balchem Corp.	19	2,403
Avient Corp.	56	2,305
HB Fuller Co.	32	2,190
Livent Corp.*	98	2,129
Hecla Mining Co.	324	2,051
Sensient Technologies Corp.	25	1,914
Rogers Corp.*	11	1,798
Ingevity Corp.*	23	1,645
Quaker Chemical Corp.	8	1,584
Arconic Corp.*	60	1,574
Innospec, Inc.	15	1,540
Stepan Co.	13	1,339
Carpenter Technology Corp.	28	1,253
Minerals Technologies, Inc.	19	1,148
Constellium SE*	74	1,131
Sylvamo Corp.	22	1,018
Tronox Holdings plc — Class A	70	1,007
Orion Engineered Carbons S.A.	36	939
Novagold Resources, Inc.*	144	896
Kaiser Aluminum Corp.	10	746
Mativ Holdings, Inc.	32	687
Compass Minerals International, Inc.	20	686
Coeur Mining, Inc.*	166	662
AZZ, Inc.	15	619
AdvanSix, Inc.	16	612
Piedmont Lithium, Inc.*	10	600
Perimeter Solutions S.A.*	70	566
Uranium Energy Corp.*	193	556
Hawkins, Inc.	12	525
Energy Fuels, Inc.*	94	524
Schnitzer Steel Industries, Inc. — Class A	16	498
Ecovyst, Inc.*	43	475
Trinseo plc	21	438
Koppers Holdings, Inc.	12	420
Diversey Holdings Ltd.*	47	380
American Vanguard Corp.	17	372
Lightwave Logic, Inc.*	68	356
Haynes International, Inc.	7	351
Ivanhoe Electric Incorporated / US*	28	340
Century Aluminum Co.*	30	300
Origin Materials, Inc.*	63	269
Rayonier Advanced Materials, Inc.*	38	238
Intrepid Potash, Inc.*	7	193
Danimer Scientific, Inc.*	55	190
Amyris, Inc.*	118	160
Codexis, Inc.*	37	153
United States Lime & Minerals, Inc.	1	153
Ur-Energy, Inc.*	126	134
Kronos Worldwide, Inc.	13	120
Dakota Gold Corp.*	30	109
5E Advanced Materials, Inc.*	19	103
Glatfelter Corp.	27	86
PolyMet Mining Corp.*	33	71
Unifi, Inc.*	8	65
Hycroft Mining Holding Corp.*	91	39
Valhi, Inc.	2	35
Terawulf, Inc.*	13	12
Total Basic Materials		51,618
Utilities - 1.4%
New Jersey Resources Corp.	58	3,086
Brookfield Infrastructure Corp. — Class A	58	2,672
Ormat Technologies, Inc.	31	2,628
Portland General Electric Co.	53	2,591
ONE Gas, Inc.	32	2,535
Southwest Gas Holdings, Inc.	40	2,498
PNM Resources, Inc.	51	2,483
Black Hills Corp.	38	2,398
ALLETE, Inc.	35	2,253
Spire, Inc.	30	2,104
NorthWestern Corp.	35	2,025
American States Water Co.	22	1,956

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 41.2% (continued)
Utilities - 1.4% (continued)
California Water Service Group	32	$1,862
Avista Corp.	43	1,825
Otter Tail Corp.	25	1,807
MGE Energy, Inc.	22	1,709
Clearway Energy, Inc. — Class C	49	1,535
Chesapeake Utilities Corp.	10	1,280
SJW Group	16	1,218
Northwest Natural Holding Co.	20	951
Ameresco, Inc. — Class A*	19	935
Middlesex Water Co.	10	781
Clearway Energy, Inc. — Class A	22	661
Unitil Corp.	10	570
York Water Co.	9	402
Altus Power, Inc.*,1	55	301
Artesian Resources Corp. — Class A	5	277
Global Water Resources, Inc.	8	100
FTC Solar, Inc.*	25	56
Via Renewables, Inc.	1	26
Total Utilities		45,525
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	17	295
Total Common Stocks
(Cost $1,513,974)		1,381,013

WARRANTS† - 0.0%
Triumph Group, Inc.
Expiring 12/19/23	–	–
Total Warrants
(Cost $1)		–

RIGHTS† - 0.0%
Basic Materials - 0.0%
PolyMet Mining Corp.	18	–
Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*,†††	8	–
Total Rights
(Cost $3)		–

EXCHANGE-TRADED FUNDS† - 20.1%
Vanguard Russell 2000 ETF	4,679	337,262
iShares Russell 2000 Index ETF[1]	1,889	336,998
Total Exchange-Traded Funds
(Cost $827,474)		674,260

MUTUAL FUNDS† - 19.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	43,160	419,086
Guggenheim Strategy Fund II2	9,842	238,285
Total Mutual Funds
(Cost $667,545)		657,371

	Face Amount
U.S. TREASURY BILLS†† - 5.7%
U.S. Treasury Bills
4.21% due 05/02/23[3,4]	$100,000	99,630
3.36% due 04/11/23[4,5]	94,000	93,905
Total U.S. Treasury Bills
(Cost $193,543)		193,535

REPURCHASE AGREEMENTS††,6 - 10.3%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[3]	193,315	193,315
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[3]	76,376	76,376
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[3]	76,375	76,375
Total Repurchase Agreements
(Cost $346,066)		346,066

	Shares
SECURITIES LENDING COLLATERAL†,7 - 7.8%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[8]	260,132	260,132
Total Securities Lending Collateral
(Cost $260,132)		260,132
Total Investments - 104.7%
(Cost $3,808,738)		$3,512,377
Other Assets & Liabilities, net - (4.7)%		(159,025)
Total Net Assets - 100.0%		$3,353,352

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	13	Jun 2023	$1,178,710	$29,063

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	4.82% (SOFR)	At Maturity	06/27/23	532	$959,550	$25,984
Goldman Sachs International	Russell 2000 Index	Pay	4.93% (Federal Funds Rate + 0.10%)	At Maturity	06/28/23	309	556,877	12,627
BNP Paribas	Russell 2000 Index	Pay	5.03% (Federal Funds Rate + 0.20%)	At Maturity	06/28/23	148	267,659	7,404
							$1,784,086	$46,015

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2023.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$1,381,013	*	$ — *	$—		$1,381,013
Warrants	—	*	—	—		—
Rights	—	*	—	—	*	—
Exchange-Traded Funds	674,260		—	—		674,260
Mutual Funds	657,371		—	—		657,371
U.S. Treasury Bills	—		193,535	—		193,535
Repurchase Agreements	—		346,066	—		346,066
Securities Lending Collateral	260,132		—	—		260,132
Equity Futures Contracts**	29,063		—	—		29,063
Equity Index Swap Agreements**	—		46,015	—		46,015
Total Assets	$3,001,839		$585,616	$—		$3,587,455

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$236,612	$–	$–	$–	$1,673	$238,285	9,842	$2,951
Guggenheim Ultra Short Duration Fund — Institutional Class	416,065	–	–	–	3,021	419,086	43,160	5,087
	$652,677	$–	$–	$–	$4,694	$657,371		$8,038

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*	7	$–
Total Rights
(Cost $–)		–

EXCHANGE-TRADED FUNDS† - 15.7%
Vanguard Russell 2000 ETF	2,308	166,361
iShares Russell 2000 Index ETF[1]	932	166,269
Total Exchange-Traded Funds
(Cost $408,358)		332,630

	Face Amount
U.S. TREASURY BILLS†† - 37.5%
U.S. Treasury Bills
4.21% due 05/02/23[2,3]	$800,000	797,043
Total U.S. Treasury Bills
(Cost $797,100)		797,043

REPURCHASE AGREEMENTS††,4 - 40.5%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[2]	479,990	479,990
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[2]	189,636	189,636
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[2]	189,636	189,636
Total Repurchase Agreements
(Cost $859,262)		859,262

	Shares
SECURITIES LENDING COLLATERAL†,5 - 5.9%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[6]	124,946	124,946
Total Securities Lending Collateral
(Cost $124,946)		124,946
Total Investments - 99.6%
(Cost $2,189,666)		$2,113,881
Other Assets & Liabilities, net - 0.4%		8,382
Total Net Assets - 100.0%		$2,122,263

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	4.82% (SOFR)	At Maturity	06/27/23	1,203	$2,167,966	$58,709
BNP Paribas	Russell 2000 Index	Pay	5.03% (Federal Funds Rate + 0.20%)	At Maturity	06/28/23	459	827,213	22,880
Goldman Sachs International	Russell 2000 Index	Pay	4.93% (Federal Funds Rate + 0.10%)	At Maturity	06/28/23	506	911,464	20,492
							$3,906,643	$102,081

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	Securities lending collateral — See Note 5.
[6]	Rate indicated is the 7-day yield as of March 31, 2023.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Exchange-Traded Funds	332,630	—	—		332,630
U.S. Treasury Bills	—	797,043	—		797,043
Repurchase Agreements	—	859,262	—		859,262
Securities Lending Collateral	124,946	—	—		124,946
Equity Index Swap Agreements**	—	102,081	—		102,081
Total Assets	$457,576	$1,758,386	$—		$2,215,962

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 74.6%
Technology - 18.8%
Apple, Inc.	6,906	$1,138,799
Microsoft Corp.	3,456	996,365
NVIDIA Corp.	1,142	317,213
Broadcom, Inc.	193	123,817
Salesforce, Inc.*	464	92,698
Accenture plc — Class A	292	83,457
Adobe, Inc.*	213	82,084
Texas Instruments, Inc.	420	78,124
Advanced Micro Devices, Inc.*	748	73,312
Oracle Corp.	713	66,252
QUALCOMM, Inc.	518	66,086
Intel Corp.	1,921	62,759
Intuit, Inc.	130	57,958
International Business Machines Corp.	419	54,927
Applied Materials, Inc.	391	48,027
Analog Devices, Inc.	235	46,347
ServiceNow, Inc.*	93	43,219
Lam Research Corp.	63	33,398
Fiserv, Inc.*	294	33,231
Micron Technology, Inc.	507	30,592
Activision Blizzard, Inc.	331	28,330
Synopsys, Inc.*	70	27,037
Cadence Design Systems, Inc.*	127	26,681
KLA Corp.	64	25,547
NXP Semiconductor N.V.	120	22,377
Roper Technologies, Inc.	49	21,594
Microchip Technology, Inc.	254	21,280
Autodesk, Inc.*	100	20,816
MSCI, Inc. — Class A	37	20,709
Fortinet, Inc.*	301	20,004
Paychex, Inc.	149	17,074
ON Semiconductor Corp.*	200	16,464
Fidelity National Information Services, Inc.	275	14,941
Electronic Arts, Inc.	121	14,574
Cognizant Technology Solutions Corp. — Class A	236	14,380
ANSYS, Inc.*	40	13,312
HP, Inc.	401	11,769
Monolithic Power Systems, Inc.	21	10,511
Hewlett Packard Enterprise Co.	594	9,462
Take-Two Interactive Software, Inc.*	74	8,828
Skyworks Solutions, Inc.	74	8,731
EPAM Systems, Inc.*	27	8,073
Broadridge Financial Solutions, Inc.	54	7,915
Teradyne, Inc.	72	7,741
Fair Isaac Corp.*	11	7,730
Zebra Technologies Corp. — Class A*	24	7,632
Tyler Technologies, Inc.*	19	6,738
Paycom Software, Inc.*	22	6,688
NetApp, Inc.	100	6,385
PTC, Inc.*	49	6,283
Seagate Technology Holdings plc	89	5,885
Leidos Holdings, Inc.	62	5,708
Akamai Technologies, Inc.*	72	5,638
Western Digital Corp.*	148	5,575
Ceridian HCM Holding, Inc.*	71	5,199
Jack Henry & Associates, Inc.	34	5,124
Qorvo, Inc.*	46	4,672
DXC Technology Co.*	106	2,709
Total Technology		4,008,781
Consumer, Non-cyclical - 16.0%
UnitedHealth Group, Inc.	434	205,104
Johnson & Johnson	1,214	188,170
Procter & Gamble Co.	1,095	162,815
AbbVie, Inc.	821	130,843
Eli Lilly & Co.	366	125,692
Merck & Company, Inc.	1,177	125,221
PepsiCo, Inc.	640	116,672
Coca-Cola Co.	1,807	112,088
Pfizer, Inc.	2,606	106,325
Thermo Fisher Scientific, Inc.	182	104,899
Abbott Laboratories	809	81,919
Danaher Corp.	304	76,620
Philip Morris International, Inc.	719	69,923
Bristol-Myers Squibb Co.	987	68,409
Amgen, Inc.	247	59,712
S&P Global, Inc.	153	52,750
Elevance Health, Inc.	111	51,039
Medtronic plc	617	49,743
Gilead Sciences, Inc.	578	47,957
Stryker Corp.	156	44,533
CVS Health Corp.	596	44,289
Mondelez International, Inc. — Class A	632	44,063
Automatic Data Processing, Inc.	192	42,745
Intuitive Surgical, Inc.*	163	41,642
Regeneron Pharmaceuticals, Inc.*	50	41,084
PayPal Holdings, Inc.*	525	39,868
Vertex Pharmaceuticals, Inc.*	119	37,493
Altria Group, Inc.	828	36,945
Zoetis, Inc.	216	35,951
Cigna Group	139	35,519
Boston Scientific Corp.*	665	33,270
Becton Dickinson and Co.	132	32,675
Colgate-Palmolive Co.	387	29,083
Humana, Inc.	57	27,671
Estee Lauder Companies, Inc. — Class A	108	26,618
HCA Healthcare, Inc.	98	25,841
Edwards Lifesciences Corp.*	286	23,661
Moderna, Inc.*	153	23,498
General Mills, Inc.	274	23,416
McKesson Corp.	63	22,431
Moody's Corp.	73	22,339
Kimberly-Clark Corp.	156	20,938
Dexcom, Inc.*	180	20,912
Archer-Daniels-Midland Co.	254	20,234
Corteva, Inc.	331	19,963
Monster Beverage Corp.*	352	19,012
IDEXX Laboratories, Inc.*	38	19,003
Biogen, Inc.*	67	18,628
Cintas Corp.	40	18,507
Sysco Corp.	236	18,226
Hershey Co.	68	17,300

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 74.6% (continued)
Consumer, Non-cyclical - 16.0% (continued)
Illumina, Inc.*	73	$16,976
Constellation Brands, Inc. — Class A	75	16,942
IQVIA Holdings, Inc.*	85	16,906
Centene Corp.*	255	16,118
Kroger Co.	302	14,910
ResMed, Inc.	68	14,891
Kraft Heinz Co.	369	14,269
Keurig Dr Pepper, Inc.	394	13,900
Verisk Analytics, Inc. — Class A	72	13,814
GE HealthCare Technologies, Inc.*	168	13,781
CoStar Group, Inc.*	188	12,944
Global Payments, Inc.	122	12,839
United Rentals, Inc.	32	12,664
Zimmer Biomet Holdings, Inc.	97	12,532
AmerisourceBergen Corp. — Class A	75	12,008
Gartner, Inc.*	36	11,728
Equifax, Inc.	57	11,562
West Pharmaceutical Services, Inc.	33	11,433
Align Technology, Inc.*	34	11,361
Quanta Services, Inc.	66	10,998
Insulet Corp.*	32	10,207
Church & Dwight Company, Inc.	113	9,990
McCormick & Company, Inc.	116	9,653
Baxter International, Inc.	234	9,491
Laboratory Corporation of America Holdings	41	9,406
Hologic, Inc.*	114	9,200
Clorox Co.	57	9,020
Cardinal Health, Inc.	119	8,985
STERIS plc	46	8,799
Waters Corp.*	28	8,670
Cooper Companies, Inc.	23	8,587
Conagra Brands, Inc.	221	8,301
Kellogg Co.	119	7,968
Tyson Foods, Inc. — Class A	132	7,830
PerkinElmer, Inc.	58	7,729
J M Smucker Co.	49	7,711
Quest Diagnostics, Inc.	52	7,357
Molina Healthcare, Inc.*	27	7,222
FleetCor Technologies, Inc.*	34	7,169
Lamb Weston Holdings, Inc.	66	6,898
Avery Dennison Corp.	38	6,800
Bunge Ltd.	70	6,686
MarketAxess Holdings, Inc.	17	6,652
Incyte Corp.*	86	6,215
Teleflex, Inc.	22	5,573
Catalent, Inc.*	84	5,520
Brown-Forman Corp. — Class B	85	5,463
Viatris, Inc.	563	5,416
Bio-Techne Corp.	73	5,416
Hormel Foods Corp.	134	5,344
Campbell Soup Co.	93	5,113
Henry Schein, Inc.*	62	5,055
Charles River Laboratories International, Inc.*	24	4,844
Bio-Rad Laboratories, Inc. — Class A*	10	4,790
Molson Coors Beverage Co. — Class B	87	4,496
Robert Half International, Inc.	50	4,029
Rollins, Inc.	107	4,016
Dentsply Sirona, Inc.	99	3,889
Universal Health Services, Inc. — Class B	30	3,813
Organon & Co.	118	2,775
DaVita, Inc.*	25	2,028
Total Consumer, Non-cyclical		3,409,961
Financial - 10.5%
Berkshire Hathaway, Inc. — Class B*	836	258,132
JPMorgan Chase & Co.	1,362	177,482
Visa, Inc. — Class A	754	169,997
Mastercard, Inc. — Class A	391	142,093
Bank of America Corp.	3,241	92,693
Wells Fargo & Co.	1,769	66,125
Prologis, Inc. REIT	428	53,402
Morgan Stanley	607	53,295
Goldman Sachs Group, Inc.	157	51,356
BlackRock, Inc. — Class A	70	46,839
American Express Co.	276	45,526
American Tower Corp. — Class A REIT	216	44,137
Citigroup, Inc.	899	42,154
Progressive Corp.	271	38,769
Marsh & McLennan Companies, Inc.	229	38,140
Chubb Ltd.	192	37,282
Charles Schwab Corp.	708	37,085
CME Group, Inc. — Class A	167	31,984
Equinix, Inc. REIT	43	31,005
Aon plc — Class A	95	29,952
Intercontinental Exchange, Inc.	260	27,116
Crown Castle, Inc. REIT	201	26,902
PNC Financial Services Group, Inc.	186	23,641
U.S. Bancorp	646	23,288
Public Storage REIT	73	22,056
Truist Financial Corp.	616	21,006
Arthur J Gallagher & Co.	99	18,940
Realty Income Corp. REIT	290	18,363
Travelers Companies, Inc.	107	18,341
MetLife, Inc.	306	17,730
American International Group, Inc.	344	17,324
Capital One Financial Corp.	177	17,020
Simon Property Group, Inc. REIT	151	16,907
Aflac, Inc.	260	16,775
Welltower, Inc. REIT	219	15,700
Bank of New York Mellon Corp.	342	15,541
VICI Properties, Inc. REIT	465	15,168
Ameriprise Financial, Inc.	49	15,019
Prudential Financial, Inc.	170	14,066
Allstate Corp.	122	13,519
Digital Realty Trust, Inc. REIT	134	13,174
SBA Communications Corp. REIT	50	13,054
State Street Corp.	162	12,262
Discover Financial Services	123	12,157

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 74.6% (continued)
Financial - 10.5% (continued)
Arch Capital Group Ltd.*	172	$11,674
T. Rowe Price Group, Inc.	103	11,629
Willis Towers Watson plc	50	11,619
AvalonBay Communities, Inc. REIT	65	10,924
CBRE Group, Inc. — Class A*	147	10,703
Weyerhaeuser Co. REIT	340	10,244
Hartford Financial Services Group, Inc.	146	10,175
Extra Space Storage, Inc. REIT	62	10,102
Equity Residential REIT	158	9,480
M&T Bank Corp.	78	9,326
Alexandria Real Estate Equities, Inc. REIT	73	9,168
Nasdaq, Inc.	157	8,583
Northern Trust Corp.	97	8,549
Fifth Third Bancorp	317	8,445
Invitation Homes, Inc. REIT	270	8,432
Raymond James Financial, Inc.	90	8,394
Cincinnati Financial Corp.	72	8,070
Ventas, Inc. REIT	186	8,063
Regions Financial Corp.	433	8,036
Mid-America Apartment Communities, Inc. REIT	53	8,005
Principal Financial Group, Inc.	105	7,803
Huntington Bancshares, Inc.	669	7,493
Iron Mountain, Inc. REIT	135	7,143
Citizens Financial Group, Inc.	228	6,924
Cboe Global Markets, Inc.	49	6,578
Everest Re Group Ltd.	18	6,444
Essex Property Trust, Inc. REIT	30	6,274
Brown & Brown, Inc.	109	6,259
UDR, Inc. REIT	144	5,913
Synchrony Financial	203	5,903
W R Berkley Corp.	94	5,852
Kimco Realty Corp. REIT	287	5,605
Healthpeak Properties, Inc. REIT	253	5,558
Host Hotels & Resorts, Inc. REIT	331	5,458
KeyCorp	433	5,421
Loews Corp.	91	5,280
Camden Property Trust REIT	50	5,242
Globe Life, Inc.	41	4,511
Regency Centers Corp. REIT	72	4,405
Boston Properties, Inc. REIT	66	3,572
Franklin Resources, Inc.	132	3,556
Invesco Ltd.	211	3,460
Federal Realty Investment Trust REIT	34	3,360
Assurant, Inc.	25	3,002
Comerica, Inc.	60	2,605
Zions Bancorp North America	69	2,065
Lincoln National Corp.	72	1,618
First Republic Bank[1]	86	1,203
Total Financial		2,240,645
Communications - 9.1%
Amazon.com, Inc.*	4,139	427,517
Alphabet, Inc. — Class A*	2,765	286,814
Alphabet, Inc. — Class C*	2,411	250,744
Meta Platforms, Inc. — Class A*	1,034	219,146
Cisco Systems, Inc.	1,907	99,688
Walt Disney Co.*	848	84,910
Verizon Communications, Inc.	1,950	75,836
Comcast Corp. — Class A	1,953	74,038
Netflix, Inc.*	207	71,514
AT&T, Inc.	3,309	63,698
Booking Holdings, Inc.*	18	47,744
T-Mobile US, Inc.*	275	39,831
Motorola Solutions, Inc.	77	22,032
Arista Networks, Inc.*	115	19,304
Charter Communications, Inc. — Class A*	49	17,523
Warner Bros Discovery, Inc.*	1,026	15,492
Corning, Inc.	353	12,454
CDW Corp.	63	12,278
eBay, Inc.	252	11,181
VeriSign, Inc.*	42	8,876
Omnicom Group, Inc.	94	8,868
FactSet Research Systems, Inc.	18	7,472
Interpublic Group of Companies, Inc.	180	6,703
Expedia Group, Inc.*	68	6,598
Etsy, Inc.*	58	6,457
Paramount Global — Class B	235	5,243
Juniper Networks, Inc.	150	5,163
Match Group, Inc.*	130	4,991
Fox Corp. — Class A	138	4,699
Gen Digital, Inc.	264	4,530
F5, Inc.*	28	4,079
News Corp. — Class A	178	3,074
Fox Corp. — Class B	64	2,004
DISH Network Corp. — Class A*	117	1,092
News Corp. — Class B	55	959
Total Communications		1,932,552
Consumer, Cyclical - 7.0%
Tesla, Inc.*	1,248	258,910
Home Depot, Inc.	473	139,592
Costco Wholesale Corp.	206	102,355
Walmart, Inc.	650	95,843
McDonald's Corp.	339	94,788
NIKE, Inc. — Class B	578	70,886
Lowe's Companies, Inc.	281	56,192
Starbucks Corp.	533	55,501
TJX Companies, Inc.	537	42,079
Target Corp.	214	35,445
O'Reilly Automotive, Inc.*	29	24,620
General Motors Co.	647	23,732
Ford Motor Co.	1,818	22,907
Chipotle Mexican Grill, Inc. — Class A*	13	22,208
AutoZone, Inc.*	9	22,123
Dollar General Corp.	104	21,888
Marriott International, Inc. — Class A	125	20,755
PACCAR, Inc.	242	17,714
Hilton Worldwide Holdings, Inc.	124	17,468
Yum! Brands, Inc.	130	17,170
Ross Stores, Inc.	160	16,981
Cummins, Inc.	65	15,527
Copart, Inc.*	199	14,967
WW Grainger, Inc.	21	14,465
Fastenal Co.	265	14,294
DR Horton, Inc.	145	14,165

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 74.6% (continued)
Consumer, Cyclical - 7.0% (continued)
Aptiv plc*	126	$14,136
Dollar Tree, Inc.*	96	13,781
Ulta Beauty, Inc.*	24	13,096
Lennar Corp. — Class A	117	12,298
Tractor Supply Co.	50	11,752
Walgreens Boots Alliance, Inc.	332	11,481
Genuine Parts Co.	65	10,875
Delta Air Lines, Inc.*	297	10,371
Southwest Airlines Co.	276	8,981
Las Vegas Sands Corp.*	153	8,790
Darden Restaurants, Inc.	56	8,689
Best Buy Company, Inc.	91	7,123
LKQ Corp.	118	6,698
United Airlines Holdings, Inc.*	151	6,682
Royal Caribbean Cruises Ltd.*	101	6,595
MGM Resorts International	146	6,485
PulteGroup, Inc.	105	6,120
Pool Corp.	17	5,821
NVR, Inc.*	1	5,572
Wynn Resorts Ltd.*	48	5,372
BorgWarner, Inc.	108	5,304
Domino's Pizza, Inc.	16	5,278
Caesars Entertainment, Inc.*	100	4,881
Tapestry, Inc.	110	4,742
Carnival Corp.*	465	4,720
CarMax, Inc.*	72	4,628
Live Nation Entertainment, Inc.*	66	4,620
American Airlines Group, Inc.*	302	4,454
Bath & Body Works, Inc.	106	3,877
VF Corp.	153	3,505
Advance Auto Parts, Inc.	28	3,405
Whirlpool Corp.	25	3,300
Hasbro, Inc.	60	3,221
Norwegian Cruise Line Holdings Ltd.*	196	2,636
Alaska Air Group, Inc.*	59	2,476
Ralph Lauren Corp. — Class A	19	2,217
Newell Brands, Inc.	175	2,177
Total Consumer, Cyclical		1,498,734
Industrial - 5.9%
Raytheon Technologies Corp.	680	66,593
United Parcel Service, Inc. — Class B	338	65,569
Honeywell International, Inc.	309	59,056
Union Pacific Corp.	284	57,158
Boeing Co.*	261	55,444
Caterpillar, Inc.	242	55,379
Deere & Co.	125	51,610
Lockheed Martin Corp.	106	50,109
General Electric Co.	505	48,278
Eaton Corporation plc	184	31,527
Illinois Tool Works, Inc.	128	31,162
Northrop Grumman Corp.	66	30,474
CSX Corp.	976	29,222
Waste Management, Inc.	172	28,065
3M Co.	255	26,803
FedEx Corp.	107	24,448
General Dynamics Corp.	104	23,734
Emerson Electric Co.	265	23,092
Amphenol Corp. — Class A	276	22,555
Norfolk Southern Corp.	106	22,472
Parker-Hannifin Corp.	59	19,830
Trane Technologies plc	106	19,502
TE Connectivity Ltd.	147	19,279
Johnson Controls International plc	318	19,150
Agilent Technologies, Inc.	137	18,952
Carrier Global Corp.	387	17,705
TransDigm Group, Inc.	24	17,689
L3Harris Technologies, Inc.	88	17,269
Otis Worldwide Corp.	193	16,289
Rockwell Automation, Inc.	53	15,553
AMETEK, Inc.	106	15,405
Mettler-Toledo International, Inc.*	10	15,302
Old Dominion Freight Line, Inc.	42	14,315
Keysight Technologies, Inc.*	83	13,403
Republic Services, Inc. — Class A	95	12,846
Fortive Corp.	164	11,180
Ingersoll Rand, Inc.	188	10,938
Vulcan Materials Co.	62	10,637
Martin Marietta Materials, Inc.	29	10,297
Dover Corp.	65	9,876
Teledyne Technologies, Inc.*	22	9,842
Xylem, Inc.	84	8,795
Westinghouse Air Brake Technologies Corp.	84	8,489
Expeditors International of Washington, Inc.	74	8,149
IDEX Corp.	35	8,086
Ball Corp.	146	8,046
Amcor plc	689	7,841
Howmet Aerospace, Inc.	171	7,245
Garmin Ltd.	71	7,165
Textron, Inc.	97	6,851
J.B. Hunt Transport Services, Inc.	39	6,843
Jacobs Solutions, Inc.	58	6,816
Trimble, Inc.*	114	5,976
Packaging Corporation of America	43	5,970
Snap-on, Inc.	24	5,925
Stanley Black & Decker, Inc.	69	5,560
Nordson Corp.	25	5,556
CH Robinson Worldwide, Inc.	54	5,366
Masco Corp.	105	5,221
Allegion plc	41	4,376
Pentair plc	76	4,201
A O Smith Corp.	59	4,080
Huntington Ingalls Industries, Inc.	19	3,933
Westrock Co.	118	3,595
Generac Holdings, Inc.*	29	3,132
Sealed Air Corp.	67	3,076
Mohawk Industries, Inc.*	24	2,405
Total Industrial		1,270,707
Energy - 3.6%
Exxon Mobil Corp.	1,912	209,670
Chevron Corp.	825	134,607
ConocoPhillips	569	56,451
Schlumberger Ltd.	659	32,357

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 74.6% (continued)
Energy - 3.6% (continued)
EOG Resources, Inc.	272	$31,179
Marathon Petroleum Corp.	211	28,449
Valero Energy Corp.	179	24,988
Pioneer Natural Resources Co.	110	22,466
Phillips 66	216	21,898
Occidental Petroleum Corp.	337	21,039
Hess Corp.	128	16,940
Williams Companies, Inc.	565	16,871
Kinder Morgan, Inc.	918	16,074
Devon Energy Corp.	303	15,335
Baker Hughes Co.	466	13,449
Halliburton Co.	419	13,257
Enphase Energy, Inc.*	63	13,247
ONEOK, Inc.	208	13,216
Diamondback Energy, Inc.	85	11,489
First Solar, Inc.*	46	10,005
Coterra Energy, Inc. — Class A	366	8,982
SolarEdge Technologies, Inc.*	26	7,903
Targa Resources Corp.	105	7,660
Marathon Oil Corp.	294	7,044
Equities Corp.	171	5,457
APA Corp.	149	5,373
Total Energy		765,406
Utilities - 2.1%
NextEra Energy, Inc.	922	71,068
Southern Co.	505	35,138
Duke Energy Corp.	358	34,536
Sempra Energy	146	22,069
American Electric Power Company, Inc.	239	21,747
Dominion Energy, Inc.	386	21,581
Exelon Corp.	462	19,353
Xcel Energy, Inc.	254	17,130
Consolidated Edison, Inc.	164	15,690
Public Service Enterprise Group, Inc.	231	14,426
WEC Energy Group, Inc.	146	13,839
American Water Works Company, Inc.	89	13,037
Eversource Energy	161	12,600
Edison International	177	12,495
PG&E Corp.*	747	12,079
Constellation Energy Corp.	151	11,854
Ameren Corp.	120	10,367
Entergy Corp.	95	10,235
FirstEnergy Corp.	252	10,095
DTE Energy Co.	89	9,749
PPL Corp.	341	9,476
CenterPoint Energy, Inc.	292	8,602
CMS Energy Corp.	135	8,286
AES Corp.	309	7,441
Atmos Energy Corp.	66	7,416
Evergy, Inc.	106	6,479
Alliant Energy Corp.	116	6,194
NiSource, Inc.	188	5,256
Pinnacle West Capital Corp.	52	4,121
NRG Energy, Inc.	107	3,669
Total Utilities		456,028
Basic Materials - 1.6%
Linde plc	229	81,396
Air Products and Chemicals, Inc.	103	29,582
Freeport-McMoRan, Inc.	663	27,123
Sherwin-Williams Co.	109	24,500
Ecolab, Inc.	115	19,036
Nucor Corp.	118	18,227
Newmont Corp.	368	18,040
Dow, Inc.	327	17,926
DuPont de Nemours, Inc.	213	15,287
PPG Industries, Inc.	109	14,560
Albemarle Corp.	54	11,936
LyondellBasell Industries N.V. — Class A	118	11,079
International Flavors & Fragrances, Inc.	118	10,851
Steel Dynamics, Inc.	77	8,706
Mosaic Co.	158	7,249
FMC Corp.	59	7,206
CF Industries Holdings, Inc.	90	6,524
International Paper Co.	164	5,914
Celanese Corp. — Class A	46	5,009
Eastman Chemical Co.	55	4,639
Total Basic Materials		344,790
Total Common Stocks
(Cost $13,533,541)		15,927,604

	Face Amount
U.S. TREASURY BILLS†† - 4.0%
U.S. Treasury Bills
4.21% due 05/02/23[2,3]	$600,000	597,782
3.36% due 04/11/23[3,4]	248,000	247,748
Total U.S. Treasury Bills
(Cost $845,577)		845,530

REPURCHASE AGREEMENTS††,5 - 13.6%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[2]	1,621,821	1,621,821
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[2]	640,754	640,754
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[2]	640,754	640,754
Total Repurchase Agreements
(Cost $2,903,329)		2,903,329

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.0%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[7]	896	896
Total Securities Lending Collateral
(Cost $896)		896
Total Investments - 92.2%
(Cost $17,283,343)		$19,677,359
Other Assets & Liabilities, net - 7.8%		1,664,969
Total Net Assets - 100.0%		$21,342,328

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	23	Jun 2023	$4,758,413	$221,955

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	5.33% (Federal Funds Rate + 0.50%)	At Maturity	06/28/23	3,440	$14,137,982	$364,884
BNP Paribas	S&P 500 Index	Pay	5.43% (Federal Funds Rate + 0.60%)	At Maturity	06/28/23	1,093	4,492,520	150,912
Barclays Bank plc	S&P 500 Index	Pay	5.27% (SOFR + 0.45%)	At Maturity	06/27/23	810	3,328,280	106,733
							$21,958,782	$622,529

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of March 31, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,927,604	$—	$—	$15,927,604
U.S. Treasury Bills	—	845,530	—	845,530
Repurchase Agreements	—	2,903,329	—	2,903,329
Securities Lending Collateral	896	—	—	896
Equity Futures Contracts**	221,955	—	—	221,955
Equity Index Swap Agreements**	—	622,529	—	622,529
Total Assets	$16,150,455	$4,371,388	$—	$20,521,843

**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31 2023

	Shares	Value
COMMON STOCKS† - 99.1%
Energy - 29.8%
Targa Resources Corp.	8,152	$594,688
Diamondback Energy, Inc.	4,355	588,665
Coterra Energy, Inc. — Class A	23,320	572,273
APA Corp.	13,468	485,656
Equities Corp.	14,160	451,846
Pioneer Natural Resources Co.	2,196	448,511
ConocoPhillips	4,265	423,131
Occidental Petroleum Corp.	6,303	393,496
ONEOK, Inc.	6,174	392,296
Marathon Oil Corp.	15,417	369,391
Enphase Energy, Inc.*	1,723	362,313
EOG Resources, Inc.	3,129	358,677
Hess Corp.	2,696	356,789
Exxon Mobil Corp.	3,182	348,938
Chevron Corp.	1,923	313,757
Devon Energy Corp.	5,770	292,020
SolarEdge Technologies, Inc.*	836	254,102
Williams Companies, Inc.	7,793	232,699
Total Energy		7,239,248
Consumer, Non-cyclical - 25.9%
Regeneron Pharmaceuticals, Inc.*	688	565,309
Vertex Pharmaceuticals, Inc.*	1,732	545,701
Molina Healthcare, Inc.*	1,168	312,429
Elevance Health, Inc.	653	300,256
Monster Beverage Corp.*	5,436	293,598
AbbVie, Inc.	1,812	288,778
Quanta Services, Inc.	1,715	285,788
Moderna, Inc.*	1,823	279,976
Insulet Corp.*	862	274,944
Incyte Corp.*	3,765	272,097
Danaher Corp.	1,078	271,699
Pfizer, Inc.	6,534	266,587
Hologic, Inc.*	3,150	254,205
Eli Lilly & Co.	707	242,798
Bristol-Myers Squibb Co.	3,492	242,031
Hershey Co.	898	228,460
Rollins, Inc.	5,823	218,537
Merck & Company, Inc.	2,032	216,185
Thermo Fisher Scientific, Inc.	374	215,562
UnitedHealth Group, Inc.	407	192,344
Gilead Sciences, Inc.	2,078	172,412
Dexcom, Inc.*	1,462	169,855
Amgen, Inc.	694	167,774
Total Consumer, Non-cyclical		6,277,325
Basic Materials - 12.2%
Steel Dynamics, Inc.	6,032	681,978
Nucor Corp.	4,175	644,912
Mosaic Co.	13,494	619,105
CF Industries Holdings, Inc.	5,987	433,997
Freeport-McMoRan, Inc.	5,837	238,792
FMC Corp.	1,628	198,828
Albemarle Corp.	652	144,118
Total Basic Materials		2,961,730
Technology - 11.4%
KLA Corp.	956	381,607
Fortinet, Inc.*	5,346	355,295
Lam Research Corp.	585	310,120
Monolithic Power Systems, Inc.	610	305,329
Apple, Inc.	1,815	299,293
ON Semiconductor Corp.*	3,213	264,494
PTC, Inc.*	1,942	249,023
Fair Isaac Corp.*	323	226,969
QUALCOMM, Inc.	1,639	209,104
Jack Henry & Associates, Inc.	1,174	176,945
Total Technology		2,778,179
Consumer, Cyclical - 8.5%
AutoZone, Inc.*	158	388,388
O'Reilly Automotive, Inc.*	457	387,984
WW Grainger, Inc.	444	305,832
Tractor Supply Co.	1,234	290,039
Ulta Beauty, Inc.*	434	236,821
Dollar Tree, Inc.*	1,552	222,789
Dollar General Corp.	1,057	222,456
Total Consumer, Cyclical		2,054,309
Financial - 4.7%
Arch Capital Group Ltd.*	4,610	312,881
Progressive Corp.	1,621	231,900
W R Berkley Corp.	3,600	224,136
Raymond James Financial, Inc.	2,344	218,625
Ameriprise Financial, Inc.	547	167,655
Total Financial		1,155,197
Industrial - 3.4%
Expeditors International of Washington, Inc.	3,471	382,227
Deere & Co.	547	225,845
J.B. Hunt Transport Services, Inc.	1,220	214,061
Total Industrial		822,133
Utilities - 1.9%
PG&E Corp.*	28,269	457,110
Communications - 1.3%
Arista Networks, Inc.*	1,821	305,673
Total Common Stocks
(Cost $22,066,389)		24,050,904

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31 2023

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 1.2%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$161,851	$161,851
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	63,944	63,944
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	63,945	63,945
Total Repurchase Agreements
(Cost $289,740)		289,740
Total Investments - 100.3%
(Cost $22,356,129)		$24,340,644
Other Assets & Liabilities, net - (0.3)%		(66,878)
Total Net Assets - 100.0%		$24,273,766

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$24,050,904	$—	$—	$24,050,904
Repurchase Agreements	—	289,740	—	289,740
Total Assets	$24,050,904	$289,740	$—	$24,340,644

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.3%
Consumer, Cyclical - 23.1%
General Motors Co.	18,128	$664,935
Ford Motor Co.	43,227	544,660
Walgreens Boots Alliance, Inc.	15,397	532,428
CarMax, Inc.*	8,090	520,025
PulteGroup, Inc.	8,705	507,327
Lennar Corp. — Class A	4,346	456,808
BorgWarner, Inc.	7,789	382,518
Whirlpool Corp.	2,835	374,277
United Airlines Holdings, Inc.*	8,401	371,744
Best Buy Company, Inc.	4,738	370,844
Newell Brands, Inc.	29,011	360,897
American Airlines Group, Inc.*	19,201	283,215
Alaska Air Group, Inc.*	6,255	262,460
Delta Air Lines, Inc.*	6,430	224,535
Southwest Airlines Co.	3,676	119,617
Total Consumer, Cyclical		5,976,290
Financial - 20.2%
Citigroup, Inc.	11,686	547,957
Capital One Financial Corp.	4,228	406,565
Berkshire Hathaway, Inc. — Class B*	1,274	393,373
Loews Corp.	6,122	355,199
Invesco Ltd.	21,645	354,978
American International Group, Inc.	5,714	287,757
Assurant, Inc.	2,108	253,108
Franklin Resources, Inc.	9,064	244,184
Bank of New York Mellon Corp.	5,202	236,379
Citizens Financial Group, Inc.	6,627	201,262
State Street Corp.	2,430	183,927
Wells Fargo & Co.	4,754	177,704
Lincoln National Corp.	7,837	176,097
Truist Financial Corp.	4,763	162,418
Prudential Financial, Inc.	1,883	155,799
Goldman Sachs Group, Inc.	468	153,087
Synchrony Financial	5,250	152,670
Allstate Corp.	1,350	149,594
Hartford Financial Services Group, Inc.	2,144	149,415
CBRE Group, Inc. — Class A*	1,997	145,401
Bank of America Corp.	4,668	133,505
MetLife, Inc.	2,014	116,691
M&T Bank Corp.	873	104,385
Total Financial		5,241,455
Consumer, Non-cyclical - 14.9%
Tyson Foods, Inc. — Class A	8,163	484,229
Viatris, Inc.	48,539	466,945
Kroger Co.	9,392	463,683
Molson Coors Beverage Co. — Class B	6,741	348,375
Centene Corp.*	5,329	336,846
AmerisourceBergen Corp. — Class A	2,091	334,790
CVS Health Corp.	3,989	296,423
Cardinal Health, Inc.	3,906	294,903
Universal Health Services, Inc. — Class B	2,134	271,231
Kraft Heinz Co.	6,265	242,268
DaVita, Inc.*	1,990	161,409
Global Payments, Inc.	1,407	148,072
Total Consumer, Non-cyclical		3,849,174
Communications - 12.1%
Paramount Global — Class B1	45,556	1,016,354
Warner Bros Discovery, Inc.*	44,607	673,566
DISH Network Corp. — Class A*	52,492	489,750
AT&T, Inc.	18,176	349,888
Verizon Communications, Inc.	4,468	173,760
News Corp. — Class A	9,986	172,458
Fox Corp. — Class A	4,301	146,449
Fox Corp. — Class B	1,982	62,057
News Corp. — Class B	3,092	53,894
Total Communications		3,138,176
Technology - 8.7%
Western Digital Corp.*	12,845	483,871
DXC Technology Co.*	17,431	445,536
Hewlett Packard Enterprise Co.	26,673	424,901
Intel Corp.	7,419	242,379
Fidelity National Information Services, Inc.	4,234	230,033
Micron Technology, Inc.	3,585	216,319
HP, Inc.	7,206	211,496
Total Technology		2,254,535
Industrial - 7.4%
Mohawk Industries, Inc.*	5,649	566,143
Westrock Co.	17,849	543,859
FedEx Corp.	2,124	485,313
Stanley Black & Decker, Inc.	4,038	325,382
Total Industrial		1,920,697
Basic Materials - 6.1%
LyondellBasell Industries N.V. — Class A	4,103	385,231
International Paper Co.	10,339	372,824
Dow, Inc.	5,894	323,109
Eastman Chemical Co.	2,249	189,681
Celanese Corp. — Class A	1,442	157,019
DuPont de Nemours, Inc.	2,003	143,755
Total Basic Materials		1,571,619
Energy - 4.9%
Valero Energy Corp.	4,133	576,967
Phillips 66	5,466	554,143
Kinder Morgan, Inc.	8,113	142,059
Total Energy		1,273,169
Utilities - 1.9%
Exelon Corp.	4,716	197,553
Pinnacle West Capital Corp.	2,020	160,065
Evergy, Inc.	2,182	133,364
Total Utilities		490,982
Total Common Stocks
(Cost $21,789,630)		25,716,097

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$118,497	$118,497
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	46,816	46,816
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	46,816	46,816
Total Repurchase Agreements
(Cost $212,129)		212,129

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[4]	279,527	$279,527
Total Securities Lending Collateral
(Cost $279,527)		279,527
Total Investments - 101.2%
(Cost $22,281,286)		$26,207,753
Other Assets & Liabilities, net - (1.2)%		(311,969)
Total Net Assets - 100.0%		$25,895,784

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,716,097	$—	$—	$25,716,097
Repurchase Agreements	—	212,129	—	212,129
Securities Lending Collateral	279,527	—	—	279,527
Total Assets	$25,995,624	$212,129	$—	$26,207,753

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.3%
Consumer, Non-cyclical - 23.6%
Shockwave Medical, Inc.*	821	$178,017
Celsius Holdings, Inc.*	1,661	154,373
Neurocrine Biosciences, Inc.*	1,424	144,137
Grand Canyon Education, Inc.*	1,235	140,666
Halozyme Therapeutics, Inc.*	3,358	128,242
Avis Budget Group, Inc.*	641	124,867
Lantheus Holdings, Inc.*	1,444	119,217
Inari Medical, Inc.*	1,775	109,589
Darling Ingredients, Inc.*	1,856	108,390
Jazz Pharmaceuticals plc*	635	92,920
Medpace Holdings, Inc.*	494	92,897
Option Care Health, Inc.*	2,919	92,737
FTI Consulting, Inc.*	458	90,386
H&R Block, Inc.	2,107	74,272
Exelixis, Inc.*	3,746	72,710
WEX, Inc.*	391	71,901
Lancaster Colony Corp.	343	69,588
Repligen Corp.*	412	69,364
Service Corporation International	983	67,611
Paylocity Holding Corp.*	302	60,032
United Therapeutics Corp.*	236	52,854
HealthEquity, Inc.*	830	48,729
Total Consumer, Non-cyclical		2,163,499
Energy - 19.4%
PBF Energy, Inc. — Class A	6,524	282,881
PDC Energy, Inc.	3,271	209,933
Range Resources Corp.	7,383	195,428
Matador Resources Co.	3,513	167,394
Antero Resources Corp.*	6,948	160,429
CNX Resources Corp.*	9,303	149,034
Southwestern Energy Co.*	28,198	140,990
Valaris Ltd.*	2,019	131,356
DT Midstream, Inc.	2,633	129,992
Murphy Oil Corp.	3,465	128,136
NOV, Inc.	4,671	86,460
Total Energy		1,782,033
Industrial - 17.4%
Builders FirstSource, Inc.*	2,441	216,712
Axon Enterprise, Inc.*	798	179,430
Landstar System, Inc.	757	135,700
UFP Industries, Inc.	1,702	135,258
Louisiana-Pacific Corp.	2,429	131,676
Clean Harbors, Inc.*	764	108,916
Valmont Industries, Inc.	336	107,278
Simpson Manufacturing Company, Inc.	907	99,444
Silgan Holdings, Inc.	1,831	98,270
Belden, Inc.	1,052	91,282
EMCOR Group, Inc.	522	84,872
Carlisle Companies, Inc.	316	71,438
Eagle Materials, Inc.	483	70,880
Toro Co.	552	61,360
Total Industrial		1,592,516
Consumer, Cyclical - 10.1%
Murphy USA, Inc.	686	177,022
Casey's General Stores, Inc.	555	120,135
Tempur Sealy International, Inc.	2,994	118,233
Texas Roadhouse, Inc. — Class A	909	98,227
Wingstop, Inc.	514	94,360
Crocs, Inc.*	725	91,669
Deckers Outdoor Corp.*	196	88,112
FirstCash Holdings, Inc.	779	74,293
Visteon Corp.*	414	64,928
Total Consumer, Cyclical		926,979
Financial - 9.5%
Annaly Capital Management, Inc. REIT	11,446	218,733
Kinsale Capital Group, Inc.	668	200,500
RLI Corp.	1,203	159,891
Jefferies Financial Group, Inc.	4,093	129,912
SLM Corp.	7,918	98,104
Selective Insurance Group, Inc.	677	64,538
Total Financial		871,678
Basic Materials - 6.9%
Reliance Steel & Aluminum Co.	717	184,083
Westlake Corp.	1,499	173,854
MP Materials Corp.*	3,274	92,294
Olin Corp.	1,646	91,353
Cabot Corp.	1,152	88,289
Total Basic Materials		629,873
Technology - 5.6%
Amkor Technology, Inc.	5,342	138,999
Cirrus Logic, Inc.*	1,240	135,631
ExlService Holdings, Inc.*	531	85,932
Concentrix Corp.	697	84,721
KBR, Inc.	1,267	69,748
Total Technology		515,031
Communications - 3.7%
Nexstar Media Group, Inc. — Class A	950	164,027
World Wrestling Entertainment, Inc. — Class A	1,329	121,284
Calix, Inc.*	1,008	54,019
Total Communications		339,330
Utilities - 3.1%
Essential Utilities, Inc.	2,477	108,121
ONE Gas, Inc.	1,137	90,084
OGE Energy Corp.	2,245	84,547
Total Utilities		282,752
Total Common Stocks
(Cost $8,218,695)		9,103,691

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 1.2%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$62,909	$62,909
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	24,855	24,855
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	24,854	$24,854
Total Repurchase Agreements
(Cost $112,618)		112,618
Total Investments - 100.5%
(Cost $8,331,313)		$9,216,309
Other Assets & Liabilities, net - (0.5)%		(49,781)
Total Net Assets - 100.0%		$9,166,528

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,103,691	$—	$—	$9,103,691
Repurchase Agreements	—	112,618	—	112,618
Total Assets	$9,103,691	$112,618	$—	$9,216,309

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Cyclical - 36.9%
Taylor Morrison Home Corp. — Class A*	12,757	$488,083
Goodyear Tire & Rubber Co.*	43,980	484,659
KB Home	11,809	474,486
PVH Corp.	4,504	401,577
JetBlue Airways Corp.*	45,414	330,614
Kohl's Corp.	13,770	324,146
Lithia Motors, Inc. — Class A	1,413	323,478
Thor Industries, Inc.	3,950	314,578
Foot Locker, Inc.	7,518	298,389
Toll Brothers, Inc.	4,884	293,186
Adient plc*	6,624	271,319
Dana, Inc.	15,056	226,593
Macy's, Inc.	11,832	206,942
Univar Solutions, Inc.*	5,844	204,715
Lear Corp.	1,222	170,457
Nordstrom, Inc.[1]	10,384	168,948
Gap, Inc.	16,007	160,710
Topgolf Callaway Brands Corp.*	6,262	135,384
Skechers USA, Inc. — Class A*	1,844	87,627
Total Consumer, Cyclical		5,365,891
Financial - 20.0%
Brighthouse Financial, Inc.*	7,564	333,648
Park Hotels & Resorts, Inc. REIT	18,850	232,986
Navient Corp.	13,022	208,222
Unum Group	5,114	202,310
New York Community Bancorp, Inc.	20,192	182,535
First American Financial Corp.	2,860	159,188
Jones Lang LaSalle, Inc.*	1,065	154,947
Old Republic International Corp.	5,149	128,571
Janus Henderson Group plc	4,726	125,900
MGIC Investment Corp.	8,708	116,861
Kemper Corp.	1,933	105,658
Vornado Realty Trust REIT	6,638	102,026
Cousins Properties, Inc. REIT	4,517	96,573
Essent Group Ltd.	2,382	95,399
CNO Financial Group, Inc.	4,071	90,335
Reinsurance Group of America, Inc. — Class A	616	81,780
Medical Properties Trust, Inc. REIT[1]	9,838	80,868
FNB Corp.	6,961	80,748
Starwood Property Trust, Inc. REIT	4,223	74,705
Kilroy Realty Corp. REIT	2,229	72,220
Associated Banc-Corp.	3,897	70,068
Sabra Health Care, Inc. REIT	5,817	66,896
PacWest Bancorp[1]	5,140	50,012
Total Financial		2,912,456
Industrial - 15.0%
Avnet, Inc.	8,198	370,550
Arrow Electronics, Inc.*	2,952	368,616
TD SYNNEX Corp.	3,095	299,565
Jabil, Inc.	2,864	252,490
Ryder System, Inc.	2,725	243,179
XPO, Inc.*	6,658	212,390
Fluor Corp.*	4,100	126,731
Greif, Inc. — Class A	1,910	121,037
Coherent Corp.*	2,883	109,785
Vishay Intertechnology, Inc.	3,407	77,066
Total Industrial		2,181,409
Consumer, Non-cyclical - 13.2%
Tenet Healthcare Corp.*	4,611	273,986
ManpowerGroup, Inc.	2,978	245,774
Graham Holdings Co. — Class B	364	216,886
Syneos Health, Inc.*	5,901	210,193
Pilgrim's Pride Corp.*	8,863	205,444
Enovis Corp.*	3,704	198,127
Perrigo Company plc	4,269	153,129
GXO Logistics, Inc.*	2,617	132,054
Patterson Companies, Inc.	4,821	129,058
Post Holdings, Inc.*	950	85,377
Hertz Global Holdings, Inc.*	4,688	76,368
Total Consumer, Non-cyclical		1,926,396
Basic Materials - 7.5%
United States Steel Corp.	17,575	458,708
Cleveland-Cliffs, Inc.*	21,771	399,062
Avient Corp.	3,493	143,772
Alcoa Corp.	2,125	90,440
Total Basic Materials		1,091,982
Technology - 5.1%
Xerox Holdings Corp.	16,505	254,177
Kyndryl Holdings, Inc.*	13,180	194,537
NCR Corp.*	8,217	193,839
MKS Instruments, Inc.	1,127	99,874
Total Technology		742,427
Utilities - 1.4%
UGI Corp.	3,210	111,580
Southwest Gas Holdings, Inc.	1,329	82,996
Total Utilities		194,576
Communications - 0.5%
Frontier Communications Parent, Inc.*	3,409	77,623
Total Common Stocks
(Cost $12,895,409)		14,492,760

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$36,129	36,129
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	14,274	14,274
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	14,274	14,274
Total Repurchase Agreements
(Cost $64,677)		64,677

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.5%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[4]	224,248	$224,248
Total Securities Lending Collateral
(Cost $224,248)		224,248
Total Investments - 101.5%
(Cost $13,184,334)		$14,781,685
Other Assets & Liabilities, net - (1.5)%		(216,429)
Total Net Assets - 100.0%		$14,565,256

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,492,760	$—	$—	$14,492,760
Repurchase Agreements	—	64,677	—	64,677
Securities Lending Collateral	224,248	—	—	224,248
Total Assets	$14,717,008	$64,677	$—	$14,781,685

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 24.9%
Vir Biotechnology, Inc.*	4,088	$95,128
Catalyst Pharmaceuticals, Inc.*	4,961	82,253
iTeos Therapeutics, Inc.*	5,694	77,495
elf Beauty, Inc.*	924	76,091
Cross Country Healthcare, Inc.*	2,956	65,978
Cal-Maine Foods, Inc.	1,082	65,883
Cytokinetics, Inc.*	1,727	60,773
Zynex, Inc.*	4,882	58,584
Dynavax Technologies Corp.*	5,945	58,321
Adtalem Global Education, Inc.*	1,492	57,621
Amphastar Pharmaceuticals, Inc.*	1,503	56,362
Ensign Group, Inc.	563	53,789
Simply Good Foods Co.*	1,305	51,900
AMN Healthcare Services, Inc.*	609	50,523
MGP Ingredients, Inc.	452	43,717
Stride, Inc.*	1,040	40,820
Innoviva, Inc.*	3,619	40,714
Corcept Therapeutics, Inc.*	1,854	40,158
REGENXBIO, Inc.*	2,108	39,862
Tootsie Roll Industries, Inc.	863	38,761
Supernus Pharmaceuticals, Inc.*	1,065	38,585
uniQure N.V.*	1,871	37,682
Medifast, Inc.	264	27,369
Hostess Brands, Inc.*	1,068	26,572
Collegium Pharmaceutical, Inc.*	1,070	25,669
AdaptHealth Corp.*	1,978	24,587
Xencor, Inc.*	854	23,818
Addus HomeCare Corp.*	219	23,380
Arcus Biosciences, Inc.*	1,266	23,092
Pacira BioSciences, Inc.*	471	19,222
Ligand Pharmaceuticals Inc*,††	169	–
Ligand Pharmaceuticals Inc*,††	169	–
Total Consumer, Non-cyclical		1,424,709
Industrial - 19.9%
Encore Wire Corp.	540	100,078
Advanced Energy Industries, Inc.	750	73,500
Matson, Inc.	1,168	69,695
Dorian LPG Ltd.	3,494	69,670
Mueller Industries, Inc.	916	67,308
Comfort Systems USA, Inc.	457	66,704
PGT Innovations, Inc.*	2,571	64,558
Boise Cascade Co.	990	62,617
AAON, Inc.	549	53,083
Lindsay Corp.	316	47,757
Marten Transport Ltd.	2,250	47,137
Forward Air Corp.	434	46,768
Myers Industries, Inc.	2,073	44,425
Fabrinet*	325	38,597
Applied Industrial Technologies, Inc.	239	33,969
CTS Corp.	672	33,237
Plexus Corp.*	318	31,027
EnPro Industries, Inc.	283	29,401
Badger Meter, Inc.	237	28,872
Franklin Electric Company, Inc.	302	28,418
Hillenbrand, Inc.	557	26,474
NV5 Global, Inc.*	250	25,992
Aerojet Rocketdyne Holdings, Inc.*	434	24,378
AeroVironment, Inc.*	264	24,198
Total Industrial		1,137,863
Financial - 14.7%
StoneX Group, Inc.*	794	82,203
ARMOUR Residential, Inc. REIT [1]	15,627	82,042
Mr Cooper Group, Inc.*	1,830	74,975
OFG Bancorp	2,163	53,945
St. Joe Co.	1,204	50,098
Piper Sandler Cos.	357	49,484
Avantax, Inc.*	1,695	44,612
Palomar Holdings, Inc.*	800	44,160
First BanCorp	3,352	38,280
Marcus & Millichap, Inc.	1,090	35,000
Hanmi Financial Corp.	1,850	34,354
BancFirst Corp.	374	31,079
Stellar Bancorp, Inc.	1,176	28,941
City Holding Co.	301	27,355
Preferred Bank/Los Angeles CA	463	25,377
Dime Community Bancshares, Inc.	1,115	25,333
NBT Bancorp, Inc.	725	24,440
Bancorp, Inc.*	865	24,090
ServisFirst Bancshares, Inc.	366	19,995
Banner Corp.	324	17,616
Heritage Financial Corp.	819	17,527
CVB Financial Corp.	806	13,444
Total Financial		844,350
Technology - 14.2%
Axcelis Technologies, Inc.*	1,085	144,576
Rambus, Inc.*	1,823	93,447
DoubleVerify Holdings, Inc.*	2,144	64,642
Kulicke & Soffa Industries, Inc.	1,210	63,755
Photronics, Inc.*	3,109	51,547
Verra Mobility Corp.*	2,758	46,665
Alpha & Omega Semiconductor Ltd.*	1,494	40,263
Diodes, Inc.*	391	36,269
Onto Innovation, Inc.*	409	35,943
Progress Software Corp.	624	35,849
Agilysys, Inc.*	430	35,479
Veeco Instruments, Inc.*	1,321	27,913
Digi International, Inc.*	798	26,877
MaxLinear, Inc. — Class A*	724	25,492
SPS Commerce, Inc.*	160	24,368
NextGen Healthcare, Inc.*	1,309	22,790
Veradigm, Inc.*	1,625	21,206
NetScout Systems, Inc.*	645	18,479
Total Technology		815,560
Energy - 9.9%
Civitas Resources, Inc.	1,446	98,820
Comstock Resources, Inc.	8,238	88,888
REX American Resources Corp.*	2,761	78,937
SM Energy Co.	2,533	71,329
Vital Energy, Inc.*	1,450	66,033
Northern Oil and Gas, Inc.	1,944	59,001
Ranger Oil Corp. — Class A	1,267	51,744
CONSOL Energy, Inc.	449	26,163

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Energy - 9.9% (continued)
RPC, Inc.	3,005	$23,108
Total Energy		564,023
Consumer, Cyclical - 7.7%
Green Brick Partners, Inc.*	2,682	94,031
Cavco Industries, Inc.*	187	59,417
Monarch Casino & Resort, Inc.	789	58,505
Jack in the Box, Inc.	653	57,196
XPEL, Inc.*	776	52,729
Sun Country Airlines Holdings, Inc.*	2,109	43,235
Titan International, Inc.*	3,671	38,472
Ethan Allen Interiors, Inc.	1,278	35,094
Total Consumer, Cyclical		438,679
Communications - 3.9%
Cars.com, Inc.*	2,850	55,005
ATN International, Inc.	1,103	45,135
Harmonic, Inc.*	2,976	43,420
Clearfield, Inc.*	802	37,357
Extreme Networks, Inc.*	1,155	22,084
A10 Networks, Inc.	1,329	20,586
Total Communications		223,587
Basic Materials - 3.4%
Hawkins, Inc.	1,422	62,255
Kaiser Aluminum Corp.	614	45,823
American Vanguard Corp.	1,584	34,658
Innospec, Inc.	288	29,569
Livent Corp.*	1,062	23,067
Total Basic Materials		195,372
Utilities - 0.9%
Unitil Corp.	489	27,892
SJW Group	336	25,580
Total Utilities		53,472
Total Common Stocks
(Cost $5,183,193)		5,697,615

WARRANTS† - 0.0%
Triumph Group, Inc.
Expiring 12/19/23	–	$–
Total Warrants
(Cost $1)		–

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$22,969	22,969
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	9,074	9,074
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	9,075	9,075
Total Repurchase Agreements
(Cost $41,118)		41,118

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.1%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[4]	61,530	61,530
Total Securities Lending Collateral
(Cost $61,530)		61,530
Total Investments - 101.3%
(Cost $5,285,842)		$5,800,263
Other Assets & Liabilities, net - (1.3)%		(74,605)
Total Net Assets - 100.0%		$5,725,658

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,697,615		$—	*	$—	$5,697,615
Warrants	—	*	—		—	—
Repurchase Agreements	—		41,118		—	41,118
Securities Lending Collateral	61,530		—		—	61,530
Total Assets	$5,759,145		$41,118		$—	$5,800,263

*	Security has a market value of $0.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Cyclical - 36.0%
M/I Homes, Inc.*	2,987	$188,365
SkyWest, Inc.*	7,366	163,304
Century Communities, Inc.	2,304	147,272
G-III Apparel Group Ltd.*	9,406	146,263
Tri Pointe Homes, Inc.*	5,383	136,298
Wolverine World Wide, Inc.	7,404	126,238
MDC Holdings, Inc.	3,150	122,441
America's Car-Mart, Inc.*	1,369	108,438
Meritage Homes Corp.	878	102,515
Patrick Industries, Inc.	1,469	101,082
Group 1 Automotive, Inc.	444	100,530
ScanSource, Inc.*	3,301	100,483
Resideo Technologies, Inc.*	5,467	99,937
World Fuel Services Corp.	3,695	94,407
MarineMax, Inc.*	3,126	89,872
Abercrombie & Fitch Co. — Class A*	2,996	83,139
Sonic Automotive, Inc. — Class A	1,411	76,674
Big Lots, Inc.	6,775	74,254
ODP Corp.*	1,555	69,944
Genesco, Inc.*	1,888	69,629
Children's Place, Inc.*	1,695	68,224
MillerKnoll, Inc.	3,135	64,111
La-Z-Boy, Inc.	2,118	61,591
Sally Beauty Holdings, Inc.*	3,746	58,363
Veritiv Corp.	428	57,840
Hanesbrands, Inc.	10,983	57,771
Caleres, Inc.	2,531	54,746
GMS, Inc.*	931	53,896
Signet Jewelers Ltd.	650	50,557
Zumiez, Inc.*	2,470	45,547
Shoe Carnival, Inc.	1,753	44,964
American Axle & Manufacturing Holdings, Inc.*	5,467	42,697
Designer Brands, Inc. — Class A	4,865	42,520
Urban Outfitters, Inc.*	1,381	38,281
Allegiant Travel Co. — Class A*	404	37,160
KAR Auction Services, Inc.*	2,659	36,375
Chico's FAS, Inc.*	6,589	36,239
Sleep Number Corp.*	1,145	34,819
American Eagle Outfitters, Inc.	2,484	33,385
PC Connection, Inc.	735	33,046
Standard Motor Products, Inc.	872	32,186
Guess?, Inc.	1,560	30,358
HNI Corp.	1,040	28,953
Marcus Corp.	1,802	28,832
LGI Homes, Inc.*	249	28,393
Interface, Inc. — Class A	3,174	25,773
El Pollo Loco Holdings, Inc.	2,128	20,408
Hawaiian Holdings, Inc.*	2,005	18,366
Total Consumer, Cyclical		3,366,486
Financial - 16.1%
Genworth Financial, Inc. — Class A*	26,452	132,789
Stewart Information Services Corp.	2,551	102,933
Anywhere Real Estate, Inc.*	18,503	97,696
Universal Insurance Holdings, Inc.	4,791	87,292
Douglas Elliman, Inc.	21,788	67,761
EZCORP, Inc. — Class A*	7,734	66,512
Cushman & Wakefield plc*	6,251	65,885
SiriusPoint Ltd.*	7,295	59,308
Pebblebrook Hotel Trust REIT	4,070	57,143
Radian Group, Inc.	2,374	52,465
World Acceptance Corp.*	588	48,975
RE/MAX Holdings, Inc. — Class A	2,518	47,238
Office Properties Income Trust REIT	3,823	47,023
Bread Financial Holdings, Inc.	1,548	46,935
LendingTree, Inc.*	1,704	45,429
Encore Capital Group, Inc.*	851	42,933
Ambac Financial Group, Inc.*	2,689	41,626
SL Green Realty Corp. REIT[1]	1,666	39,184
Service Properties Trust REIT	3,732	37,171
JBG SMITH Properties REIT	2,258	34,005
Hudson Pacific Properties, Inc. REIT	4,831	32,126
United Fire Group, Inc.	1,202	31,913
Apollo Commercial Real Estate Finance, Inc. REIT	3,229	30,062
Brandywine Realty Trust REIT	5,997	28,366
ProAssurance Corp.	1,508	27,868
Enova International, Inc.*	621	27,591
Hilltop Holdings, Inc.	859	25,487
Ready Capital Corp. REIT	2,195	22,323
Hope Bancorp, Inc.	2,264	22,232
HomeStreet, Inc.	1,069	19,231
Orion Office, Inc. REIT	2,508	16,804
Total Financial		1,504,306
Consumer, Non-cyclical - 15.1%
Kelly Services, Inc. — Class A	8,101	134,396
Fresh Del Monte Produce, Inc.	4,369	131,551
Enhabit, Inc.*	7,959	110,710
Aaron's Company, Inc.	10,525	101,672
Emergent BioSolutions, Inc.*	8,764	90,795
Seneca Foods Corp. — Class A*	1,453	75,948
PROG Holdings, Inc.*	2,901	69,015
TrueBlue, Inc.*	3,844	68,423
B&G Foods, Inc.[1]	4,354	67,617
Deluxe Corp.	3,789	60,624
SpartanNash Co.	2,241	55,577
Upbound Group, Inc.	2,260	55,393
Owens & Minor, Inc.*	3,391	49,339
United Natural Foods, Inc.*	1,871	49,301
Universal Corp.	879	46,490
Heidrick & Struggles International, Inc.	1,526	46,329
ABM Industries, Inc.	1,012	45,479
GEO Group, Inc.*	4,692	37,020
Phibro Animal Health Corp. — Class A	2,269	34,761
CoreCivic, Inc.*	3,260	29,992
Green Dot Corp. — Class A*	1,558	26,766
Orthofix Medical, Inc.*	1,230	20,602
Total Consumer, Non-cyclical		1,407,800
Industrial - 11.7%
Olympic Steel, Inc.	3,535	184,562
Clearwater Paper Corp.*	2,211	73,892

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Industrial - 11.7% (continued)
Harsco Corp.*	10,646	$72,712
DXP Enterprises, Inc.*	2,690	72,415
Benchmark Electronics, Inc.	2,887	68,393
Greenbrier Companies, Inc.	2,045	65,788
ArcBest Corp.	710	65,618
RXO, Inc.*	3,185	62,554
American Woodmark Corp.*	1,129	58,787
Kaman Corp.	2,547	58,224
Comtech Telecommunications Corp.	4,651	58,044
Tredegar Corp.	5,894	53,812
Powell Industries, Inc.	1,151	49,021
Proto Labs, Inc.*	1,406	46,609
TTM Technologies, Inc.*	2,785	37,570
Ichor Holdings Ltd.*	996	32,609
Granite Construction, Inc.	741	30,440
Total Industrial		1,091,050
Communications - 7.3%
Lumen Technologies, Inc.	58,356	154,643
Telephone & Data Systems, Inc.	12,216	128,390
AMC Networks, Inc. — Class A*	5,996	105,410
EW Scripps Co. — Class A*	6,371	59,951
Viasat, Inc.*	1,380	46,699
Thryv Holdings, Inc.*	2,002	46,166
Gannett Company, Inc.*	22,487	42,051
Consolidated Communications Holdings, Inc.*	15,993	41,262
NETGEAR, Inc.*	2,101	38,890
Scholastic Corp.	618	21,148
Total Communications		684,610
Basic Materials - 6.4%
Century Aluminum Co.*	9,475	94,750
Arconic Corp.*	3,418	89,654
Mativ Holdings, Inc.	4,146	89,015
Rayonier Advanced Materials, Inc.*	13,792	86,476
Koppers Holdings, Inc.	2,350	82,179
Trinseo plc	3,083	64,281
AdvanSix, Inc.	906	34,673
AZZ, Inc.	722	29,775
Minerals Technologies, Inc.	393	23,745
Total Basic Materials		594,548
Energy - 4.2%
Oil States International, Inc.*	11,056	92,097
Par Pacific Holdings, Inc.*	2,787	81,380
SunCoke Energy, Inc.	8,954	80,407
Helix Energy Solutions Group, Inc.*	6,150	47,601
Bristow Group, Inc.*	2,086	46,726
DMC Global, Inc.*	2,076	45,610
Total Energy		393,821
Technology - 2.6%
Insight Enterprises, Inc.*	559	79,914
Cerence, Inc.*	1,657	46,545
Ebix, Inc.	3,446	45,453
SMART Global Holdings, Inc.*	1,988	34,273
Pitney Bowes, Inc.	8,756	34,061
Total Technology		240,246
Total Common Stocks
(Cost $8,072,363)		9,282,867

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$42,355	42,355
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	16,733	16,733
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	16,734	16,734
Total Repurchase Agreements
(Cost $75,822)		75,822

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[4]	80,151	80,151
Total Securities Lending Collateral
(Cost $80,151)		80,151
Total Investments - 101.1%
(Cost $8,228,336)		$9,438,840
Other Assets & Liabilities, net - (1.1)%		(102,386)
Total Net Assets - 100.0%		$9,336,454

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,282,867	$—	$—	$9,282,867
Repurchase Agreements	—	75,822	—	75,822
Securities Lending Collateral	80,151	—	—	80,151
Total Assets	$9,363,018	$75,822	$—	$9,438,840

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
U.S. TREASURY BILLS†† - 21.9%
U.S. Cash Management Bill
3.94% due 04/17/23[1]	$500,000	$499,086
U.S. Treasury Bills
3.36% due 04/11/23[1,2]	114,000	113,884
Total U.S. Treasury Bills
(Cost $612,856)		612,970

FEDERAL AGENCY NOTES††,◊ - 10.7%
Federal Farm Credit Bank
4.77% (3 Month U.S. Treasury Bill Rate + 0.04%, Rate Floor: 0.00%) due 05/03/23	200,000	199,993
Federal Home Loan Bank
4.94% (SOFR + 0.12%, Rate Floor: 0.00%) due 09/06/23	100,000	100,052
Total Federal Agency Notes
(Cost $299,988)		300,045

REPURCHASE AGREEMENTS††,3 - 70.9%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[4]	1,111,975	1,111,975
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[4]	439,323	439,323
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[4]	439,323	439,323
Total Repurchase Agreements
(Cost $1,990,621)		1,990,621
Total Investments - 103.5%
(Cost $2,903,465)		$2,903,636
Other Assets & Liabilities, net - (3.5)%		(97,711)
Total Net Assets - 100.0%		$2,805,925

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	40	Jun 2023	$4,089,400	$(110,057)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	(1 Week USD LIBOR - 0.45%)	At Maturity	06/20/23	14,639	$1,496,779	$(34,588)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2023.

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$612,970	$—	$612,970
Federal Agency Notes	—	300,045	—	300,045
Repurchase Agreements	—	1,990,621	—	1,990,621
Total Assets	$—	$2,903,636	$—	$2,903,636

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$110,057	$—	$—	$110,057
Currency Index Swap Agreements**	—	34,588	—	34,588
Total Liabilities	$110,057	$34,588	$—	$144,645

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.8%
Software - 31.0%
Microsoft Corp.	4,121	$1,188,084
Salesforce, Inc.*	1,834	366,397
Adobe, Inc.*	908	349,916
Oracle Corp.	3,411	316,950
Intuit, Inc.	645	287,560
ServiceNow, Inc.*	543	252,343
Atlassian Corp. — Class A*	1,280	219,098
Activision Blizzard, Inc.	2,420	207,128
Synopsys, Inc.*	508	196,215
Workday, Inc. — Class A*	926	191,256
Cadence Design Systems, Inc.*	910	191,182
NetEase, Inc. ADR	1,996	176,526
Roper Technologies, Inc.	398	175,395
Snowflake, Inc. — Class A*	1,129	174,193
Autodesk, Inc.*	834	173,606
Electronic Arts, Inc.	1,244	149,840
ANSYS, Inc.*	422	140,442
Datadog, Inc. — Class A*	1,627	118,218
Cloudflare, Inc. — Class A*	1,890	116,537
Take-Two Interactive Software, Inc.*	967	115,363
Zoom Video Communications, Inc. — Class A*	1,557	114,969
Splunk, Inc.*	1,088	104,317
ROBLOX Corp. — Class A*	2,319	104,309
MongoDB, Inc.*	441	102,806
Palantir Technologies, Inc. — Class A*	12,154	102,701
HubSpot, Inc.*	233	99,899
PTC, Inc.*	771	98,865
Akamai Technologies, Inc.*	1,170	91,611
Twilio, Inc. — Class A*	1,374	91,550
DocuSign, Inc.*	1,478	86,167
ZoomInfo Technologies, Inc. — Class A*	3,125	77,219
Unity Software, Inc.*	2,353	76,331
BILL Holdings, Inc.*	931	75,541
Five9, Inc.*	855	61,808
Asana, Inc. — Class A*	1,849	39,069
Total Software		6,433,411
Semiconductors - 27.5%
NVIDIA Corp.	2,570	713,869
Broadcom, Inc.	643	412,510
Texas Instruments, Inc.	1,818	338,166
Advanced Micro Devices, Inc.*	3,283	321,767
QUALCOMM, Inc.	2,461	313,974
Intel Corp.	9,388	306,706
Analog Devices, Inc.	1,321	260,528
Applied Materials, Inc.	2,088	256,469
ASML Holding N.V. — Class G	347	236,206
NXP Semiconductor N.V.	1,238	230,856
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2,478	230,504
Lam Research Corp.	406	215,229
Micron Technology, Inc.	3,494	210,828
KLA Corp.	476	190,005
STMicroelectronics N.V. — Class Y	3,519	188,231
Microchip Technology, Inc.	2,045	171,330
Marvell Technology, Inc.	3,668	158,824
ON Semiconductor Corp.*	1,845	151,880
Skyworks Solutions, Inc.	937	110,547
Teradyne, Inc.	969	104,177
Monolithic Power Systems, Inc.	196	98,106
Lattice Semiconductor Corp.*	959	91,585
Entegris, Inc.	1,061	87,013
Qorvo, Inc.*	812	82,475
Wolfspeed, Inc.*	1,129	73,329
GLOBALFOUNDRIES, Inc.*,1	851	61,425
MKS Instruments, Inc.	563	49,893
Silicon Laboratories, Inc.*	246	43,072
Total Semiconductors		5,709,504
Computers - 16.1%
Apple, Inc.	8,033	1,324,642
International Business Machines Corp.	2,168	284,203
Accenture plc — Class A	767	219,216
Fortinet, Inc.*	2,641	175,521
Check Point Software Technologies Ltd.*	1,341	174,330
Infosys Ltd. ADR	9,982	174,086
Crowdstrike Holdings, Inc. — Class A*	1,061	145,633
Cognizant Technology Solutions Corp. — Class A	2,357	143,612
HP, Inc.	4,468	131,136
Hewlett Packard Enterprise Co.	7,600	121,068
NetApp, Inc.	1,488	95,009
Seagate Technology Holdings plc	1,413	93,427
Western Digital Corp.*	2,400	90,408
Zscaler, Inc.*	719	84,001
Pure Storage, Inc. — Class A*	2,723	69,464
Total Computers		3,325,756
Internet - 15.2%
Alphabet, Inc. — Class A*	8,988	932,325
Meta Platforms, Inc. — Class A*	2,889	612,295
Shopify, Inc. — Class A*	4,533	217,312
Baidu, Inc. ADR*	1,372	207,062
Palo Alto Networks, Inc.*	1,002	200,139
Sea Ltd. ADR*	2,260	195,603
CDW Corp.	672	130,966
VeriSign, Inc.*	551	116,443
Pinterest, Inc. — Class A*	4,064	110,825
Okta, Inc.*	1,086	93,657
Snap, Inc. — Class A*	8,110	90,913
Match Group, Inc.*	2,223	85,341
Gen Digital, Inc.	4,744	81,407
F5, Inc.*	500	72,845
Total Internet		3,147,133
Telecommunications - 4.0%
Cisco Systems, Inc.	6,936	362,579
Motorola Solutions, Inc.	635	181,693
Arista Networks, Inc.*	961	161,314
Corning, Inc.	3,848	135,757
Total Telecommunications		841,343
Electronics - 3.2%
Amphenol Corp. — Class A	2,217	181,173
TE Connectivity Ltd.	1,274	167,085

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Electronics - 3.2% (continued)
Keysight Technologies, Inc.*	863	$139,357
Trimble, Inc.*	1,802	94,461
Flex Ltd.*	3,660	84,217
Total Electronics		666,293
Energy-Alternate Sources - 2.1%
SolarEdge Technologies, Inc.*	588	178,723
Enphase Energy, Inc.*	657	138,154
First Solar, Inc.*	561	122,017
Total Energy-Alternate Sources		438,894
Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	225	71,550
Commercial Services - 0.3%
Paylocity Holding Corp.*	338	67,188
Total Common Stocks
(Cost $10,585,226)		20,701,072

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$111,178	111,178
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	43,924	43,924
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	43,924	43,924
Total Repurchase Agreements
(Cost $199,026)		199,026

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[4]	45,936	45,936
Total Securities Lending Collateral
(Cost $45,936)		45,936
Total Investments - 101.0%
(Cost $10,830,188)		$20,946,034
Other Assets & Liabilities, net - (1.0)%		(211,241)
Total Net Assets - 100.0%		$20,734,793

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,701,072	$—	$—	$20,701,072
Repurchase Agreements	—	199,026	—	199,026
Securities Lending Collateral	45,936	—	—	45,936
Total Assets	$20,747,008	$199,026	$—	$20,946,034

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Telecommunications - 71.7%
Cisco Systems, Inc.	8,084	$422,591
Verizon Communications, Inc.	9,714	377,777
AT&T, Inc.	18,453	355,220
T-Mobile US, Inc.*	1,920	278,093
Motorola Solutions, Inc.	602	172,250
Arista Networks, Inc.*	993	166,685
Juniper Networks, Inc.	2,980	102,572
Ciena Corp.*	1,588	83,402
Iridium Communications, Inc.	1,276	79,023
Telefonaktiebolaget LM Ericsson ADR[1]	12,331	72,136
Frontier Communications Parent, Inc.*	3,031	69,016
Vodafone Group plc ADR	6,235	68,834
BCE, Inc.	1,480	66,289
Nokia Oyj ADR	12,876	63,221
America Movil SAB de CV ADR*	2,957	62,245
Nice Ltd. ADR*	268	61,343
TELUS Corp.	3,081	61,189
Extreme Networks, Inc.*	2,486	47,532
Viavi Solutions, Inc.*	4,322	46,807
Calix, Inc.*	835	44,748
Viasat, Inc.*	1,250	42,300
Harmonic, Inc.*	2,746	40,064
InterDigital, Inc.	539	39,293
Infinera Corp.*	4,643	36,030
CommScope Holding Company, Inc.*	5,269	33,564
ADTRAN Holdings, Inc.	1,982	31,435
Telephone & Data Systems, Inc.	2,930	30,794
Gogo, Inc.*	1,912	27,724
Lumen Technologies, Inc.	9,436	25,005
Clearfield, Inc.*	260	12,111
Total Telecommunications		3,019,293
Media - 19.4%
Comcast Corp. — Class A	10,128	383,952
Charter Communications, Inc. — Class A*	464	165,931
Liberty Broadband Corp. — Class C*	1,229	100,409
Liberty Global plc — Class C*	3,390	69,088
DISH Network Corp. — Class A*	6,439	60,076
Liberty Latin America Ltd. — Class C*	4,479	36,997
Total Media		816,453
Internet - 5.3%
Roku, Inc.*	1,347	88,660
F5, Inc.*	583	84,937
Cogent Communications Holdings, Inc.	778	49,574
Total Internet		223,171
Computers - 2.3%
Lumentum Holdings, Inc.*	1,072	57,899
NetScout Systems, Inc.*	1,467	42,030
Total Computers		99,929
Real Estate - 0.8%
Radius Global Infrastructure, Inc. — Class A*	2,336	34,269
Total Common Stocks
(Cost $3,524,295)		4,193,115

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$16,388	16,388
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	6,474	6,474
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	6,474	6,474
Total Repurchase Agreements
(Cost $29,336)		29,336

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.4%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[4]	58,824	58,824
Total Securities Lending Collateral
(Cost $58,824)		58,824
Total Investments - 101.6%
(Cost $3,612,455)		$4,281,275
Other Assets & Liabilities, net - (1.6)%		(69,004)
Total Net Assets - 100.0%		$4,212,271

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,193,115	$—	$—	$4,193,115
Repurchase Agreements	—	29,336	—	29,336
Securities Lending Collateral	58,824	—	—	58,824
Total Assets	$4,251,939	$29,336	$—	$4,281,275

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.5%
Transportation - 40.6%
United Parcel Service, Inc. — Class B	1,255	$243,457
Union Pacific Corp.	1,006	202,468
CSX Corp.	4,823	144,401
FedEx Corp.	602	137,551
Norfolk Southern Corp.	596	126,352
Old Dominion Freight Line, Inc.	318	108,387
Expeditors International of Washington, Inc.	683	75,212
J.B. Hunt Transport Services, Inc.	405	71,061
CH Robinson Worldwide, Inc.	617	61,311
Canadian National Railway Co.	518	61,108
ZTO Express Cayman, Inc. ADR	2,086	59,785
Canadian Pacific Railway Ltd.	757	58,244
Star Bulk Carriers Corp.[1]	2,650	55,968
ZIM Integrated Shipping Services Ltd.[1]	2,353	55,484
Knight-Swift Transportation Holdings, Inc.	945	53,468
Landstar System, Inc.	263	47,145
Ryder System, Inc.	415	37,035
Saia, Inc.*	122	33,194
XPO, Inc.*	1,030	32,857
Werner Enterprises, Inc.	638	29,023
Forward Air Corp.	265	28,556
Hub Group, Inc. — Class A*	308	25,853
Total Transportation		1,747,920
Auto Manufacturers - 26.2%
Tesla, Inc.*	2,191	454,545
Ford Motor Co.	10,483	132,086
General Motors Co.	3,601	132,084
NIO, Inc. ADR*	7,933	83,376
Li Auto, Inc. ADR*,1	2,859	71,332
Rivian Automotive, Inc. — Class A*	4,162	64,428
Stellantis N.V.	3,399	61,828
Ferrari N.V.	222	60,148
Lucid Group, Inc.*,1	5,095	40,964
Fisker, Inc.*,1	4,022	24,695
Total Auto Manufacturers		1,125,486
Auto Parts & Equipment - 12.3%
Aptiv plc*	563	63,163
BorgWarner, Inc.	1,275	62,615
Magna International, Inc.	1,111	59,517
Autoliv, Inc.	636	59,377
Lear Corp.	380	53,006
Gentex Corp.	1,696	47,539
Visteon Corp.*	236	37,012
Adient plc*	870	35,635
Goodyear Tire & Rubber Co.*	3,003	33,093
QuantumScape Corp.*	3,529	28,867
Fox Factory Holding Corp.*	237	28,765
Luminar Technologies, Inc.*,1	3,414	22,157
Total Auto Parts & Equipment		530,746
Airlines - 10.3%
Delta Air Lines, Inc.*	2,501	87,335
Southwest Airlines Co.	2,525	82,163
United Airlines Holdings, Inc.*	1,571	69,517
Ryanair Holdings plc ADR*	633	59,686
American Airlines Group, Inc.*	3,889	57,363
Alaska Air Group, Inc.*	1,011	42,421
JetBlue Airways Corp.*	3,866	28,144
Allegiant Travel Co. — Class A*	172	15,821
Total Airlines		442,450
Internet - 5.3%
Uber Technologies, Inc.*	4,400	139,480
Grab Holdings Ltd. — Class A*	19,446	58,533
Lyft, Inc. — Class A*	3,342	30,980
Total Internet		228,993
Commercial Services - 2.5%
GXO Logistics, Inc.*	898	45,313
Avis Budget Group, Inc.*	183	35,649
Hertz Global Holdings, Inc.*	1,653	26,927
Total Commercial Services		107,889
Home Builders - 1.4%
Thor Industries, Inc.	461	36,714
Winnebago Industries, Inc.	416	24,003
Total Home Builders		60,717
Leisure Time - 0.9%
Harley-Davidson, Inc.	1,066	40,476
Total Common Stocks
(Cost $2,151,794)		4,284,677

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$15,890	15,890
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	6,278	6,278
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	6,278	6,278
Total Repurchase Agreements
(Cost $28,446)		28,446

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.4%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[4]	147,626	147,626
Total Securities Lending Collateral
(Cost $147,626)		147,626
Total Investments - 103.6%
(Cost $2,327,866)		$4,460,749
Other Assets & Liabilities, net - (3.6)%		(155,902)
Total Net Assets - 100.0%		$4,304,847

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,284,677	$—	$—	$4,284,677
Repurchase Agreements	—	28,446	—	28,446
Securities Lending Collateral	147,626	—	—	147,626
Total Assets	$4,432,303	$28,446	$—	$4,460,749

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 99.8%
Electric - 85.9%
NextEra Energy, Inc.	9,746	$751,222
Southern Co.	7,599	528,738
Duke Energy Corp.	5,387	519,684
Sempra Energy	2,763	417,655
Dominion Energy, Inc.	7,403	413,902
American Electric Power Company, Inc.	4,521	411,366
Exelon Corp.	9,200	385,388
Xcel Energy, Inc.	5,458	368,087
Consolidated Edison, Inc.	3,671	351,205
Public Service Enterprise Group, Inc.	5,513	344,287
WEC Energy Group, Inc.	3,484	330,248
PG&E Corp.*	20,073	324,580
Eversource Energy	4,054	317,266
Edison International	4,455	314,478
Constellation Energy Corp.	3,833	300,890
Entergy Corp.	2,689	289,713
Ameren Corp.	3,317	286,556
FirstEnergy Corp.	6,984	279,779
PPL Corp.	9,837	273,370
DTE Energy Co.	2,468	270,345
CenterPoint Energy, Inc.	8,824	259,955
CMS Energy Corp.	4,142	254,236
AES Corp.	10,128	243,882
Algonquin Power & Utilities Corp.[1]	27,762	233,201
Evergy, Inc.	3,681	224,983
Alliant Energy Corp.	4,132	220,649
Fortis, Inc.	5,081	216,095
Pinnacle West Capital Corp.	2,270	179,875
Vistra Corp.	7,251	174,024
NRG Energy, Inc.	5,054	173,302
OGE Energy Corp.	4,462	168,039
Portland General Electric Co.	2,560	125,158
PNM Resources, Inc.	2,511	122,235
Black Hills Corp.	1,887	119,070
NorthWestern Corp.	1,908	110,397
Avista Corp.	2,535	107,611
Avangrid, Inc.	2,541	101,335
Ormat Technologies, Inc.	1,162	98,503
Total Electric		10,611,309
Gas - 8.0%
Atmos Energy Corp.	2,132	239,551
NiSource, Inc.	7,325	204,807
UGI Corp.	4,626	160,800
National Fuel Gas Co.	2,410	139,153
ONE Gas, Inc.	1,556	123,282
Southwest Gas Holdings, Inc.	1,831	114,346
Total Gas		981,939
Water - 4.2%
American Water Works Company, Inc.	2,222	325,501
Essential Utilities, Inc.	4,479	195,508
Total Water		521,009
Energy-Alternate Sources - 1.7%
NextEra Energy Partners, LP	2,234	135,716
Sunnova Energy International, Inc.*	4,891	76,397
Total Energy-Alternate Sources		212,113
Total Common Stocks
(Cost $6,004,711)		12,326,370

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	$43,767	43,767
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	17,291	17,291
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	17,291	17,291
Total Repurchase Agreements
(Cost $78,349)		78,349

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.5%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[4]	182,502	182,502
Total Securities Lending Collateral
(Cost $182,502)		182,502
Total Investments - 101.9%
(Cost $6,265,562)		$12,587,221
Other Assets & Liabilities, net - (1.9)%		(229,465)
Total Net Assets - 100.0%		$12,357,756

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of March 31, 2023.

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,326,370	$—	$—	$12,326,370
Repurchase Agreements	—	78,349	—	78,349
Securities Lending Collateral	182,502	—	—	182,502
Total Assets	$12,508,872	$78,349	$—	$12,587,221

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
U.S. TREASURY BILLS†† - 11.3%
U.S. Cash Management Bill
3.94% due 04/17/23[1]	$150,000	$149,726
U.S. Treasury Bills
3.36% due 04/11/23[1,2]	51,000	50,948
Total U.S. Treasury Bills
(Cost $200,640)		200,674

FEDERAL AGENCY NOTE††,◊ - 2.8%
Federal Farm Credit Bank
4.77% (3 Month U.S. Treasury Bill Rate + 0.04%, Rate Floor: 0.00%) due 05/03/23	50,000	49,998
Total Federal Agency Note
(Cost $49,997)		49,998

REPURCHASE AGREEMENTS††,3 - 79.0%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[4]	782,236	782,236
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[4]	309,048	309,048
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[4]	309,048	309,048
Total Repurchase Agreements
(Cost $1,400,332)		1,400,332
Total Investments - 93.1%
(Cost $1,650,969)		$1,651,004
Other Assets & Liabilities, net - 6.9%		122,002
Total Net Assets - 100.0%		$1,773,006

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	30	Jun 2023	$3,067,050	$60,239

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	(3 Month USD LIBOR - 0.45%)	At Maturity	06/20/23	4,563	$466,525	$6,928

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at March 31, 2023.

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$200,674	$—	$200,674
Federal Agency Notes	—	49,998	—	49,998
Repurchase Agreements	—	1,400,332	—	1,400,332
Currency Futures Contracts**	60,239	—	—	60,239
Currency Index Swap Agreements**	—	6,928	—	6,928
Total Assets	$60,239	$1,657,932	$—	$1,718,171

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-Diversified
Commodities Strategy Fund	Non-Diversified
Consumer Products Fund	Diversified
Dow 2x Strategy Fund	Non-Diversified
Electronics Fund	Non-Diversified
Energy Services Fund	Non-Diversified
Energy Fund	Diversified
Europe 1.25x Strategy Fund	Non-Diversified
Financial Services Fund	Diversified
Global Managed Futures Strategy Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-Diversified
Internet Fund	Diversified
Inverse Dow 2x Strategy Fund	Non-Diversified
Inverse Government Long Bond Strategy Fund	Diversified
Inverse Mid-Cap Strategy Fund	Non-Diversified
Inverse NASDAQ-100® Strategy Fund	Non-Diversified
Inverse Russell 2000® Strategy Fund	Non-Diversified
Inverse S&P 500® Strategy Fund	Non-Diversified
Japan 2x Strategy Fund	Non-Diversified
Leisure Fund	Diversified
Long Short Equity Fund	Non-Diversified
Mid-Cap 1.5x Strategy Fund	Non-Diversified
Multi-Hedge Strategies Fund	Diversified
NASDAQ-100® 2x Strategy Fund	Non-Diversified
NASDAQ-100® Fund	Non-Diversified
Nova Fund	Non-Diversified
Precious Metals Fund	Non-Diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-Diversified
Russell 2000® 2x Strategy Fund	Non-Diversified
S&P 500® 2x Strategy Fund	Non-Diversified
S&P 500® Pure Growth Fund	Non-Diversified
S&P 500® Pure Value Fund	Non-Diversified
S&P MidCap 400® Pure Growth Fund	Non-Diversified
S&P MidCap 400® Pure Value Fund	Non-Diversified
S&P SmallCap 600® Pure Growth Fund	Non-Diversified
S&P SmallCap 600® Pure Value Fund	Non-Diversified
Strengthening Dollar 2x Strategy Fund	Non-Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-Diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-Diversified

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

Each of the consolidated schedules of investments of the Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund of the above mentioned Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, the investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Designee Procedures, the Adviser is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

The value of other swap agreements entered into by a Fund will generally be valued using an evaluated price provided by a third party pricing vendor.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current index value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return or custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks maybe effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.  The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2023, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Notes
4.80%			0.25% - 2.75%
Due 04/03/23	$49,394,792	$49,414,550	Due 12/15/24 - 07/31/27	$52,217,300	$50,380,965
			U.S. Treasury Bonds
			0.00% - 3.75%
			Due 08/15/27 - 08/15/51	1,800	1,752
				52,219,100	50,382,717

BofA Securities, Inc.			U.S. Treasury Inflation Indexed Bond
4.78%			0.38%
Due 04/03/23	19,515,051	19,522,824	Due 01/15/27	20,708,437	19,905,456

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
4.80%			0.13%
Due 04/03/23	19,515,051	19,522,857	Due 10/15/25	20,561,119	19,905,455

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

At March 31, 2023, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$107,567	$108,835
Basic Materials Fund	193,158	197,688
Biotechnology Fund	40,166	39,123	*
Consumer Products Fund	24,037	24,066
Electronics Fund	375,167	379,458
Europe 1.25x Strategy Fund	59,277	60,153
Financial Services Fund	114,496	113,681	*
Health Care Fund	25,655	24,989	*
High Yield Strategy Fund	88,167	88,984
Internet Fund	130,151	138,109
Leisure Fund	101,058	108,787
Mid-Cap 1.5x Strategy Fund	8,866	8,833	*
Multi-Hedge Strategies Fund	10,320	10,382
NASDAQ-100® 2x Strategy Fund	230,313	233,355
NASDAQ-100® Fund	240,633	243,812
Nova Fund	1,441	1,442
Precious Metals Fund	1,199,529	1,220,414
Real Estate Fund	46,665	46,355	*
Retailing Fund	48,464	48,050	*
Russell 2000® 1.5x Strategy Fund	259,683	260,132
Russell 2000® 2x Strategy Fund	124,702	124,946
S&P 500® 2x Strategy Fund	895	896
S&P 500® Pure Value Fund	280,281	279,527	*
S&P MidCap 400® Pure Value Fund	226,068	224,248	*
S&P SmallCap 600® Pure Growth Fund	61,530	61,530
S&P SmallCap 600® Pure Value Fund	80,082	80,151
Technology Fund	46,051	45,936	*
Telecommunications Fund	57,353	58,824
Transportation Fund	145,238	147,626
Utilities Fund	170,335	182,502

*	Subsequent to March 31, 2023, additional collateral was received.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the respective Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At March 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

NOTES TO SCHEDULE OF INVESTMENT (Unaudited)

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$2,264,521	$468,481	$(83,904)	$384,577
Basic Materials Fund	6,446,692	2,913,855	(6,128)	2,907,727
Biotechnology Fund	7,733,946	6,011,884	(462,812)	5,549,072
Commodities Strategy Fund	9,850,601	–	(959,741)	(959,741)
Consumer Products Fund	7,236,627	4,606,652	(15,117)	4,591,535
Dow 2x Strategy Fund	10,634,740	916,999	(30,192)	886,807
Electronics Fund	21,267,682	7,537,021	(16,735)	7,520,286
Energy Services Fund	4,951,021	1,300,414	(46,932)	1,253,482
Energy Fund	17,559,706	6,706,393	(159,321)	6,547,072
Europe 1.25x Strategy Fund	7,079,025	377,828	(14,781)	363,047
Financial Services Fund	7,467,631	2,539,229	(164,721)	2,374,508
Global Managed Futures Strategy Fund	18,609,083	919,939	(384,352)	535,587
Government Long Bond 1.2x Strategy Fund	9,256,827	296,855	(9,974)	286,881
Health Care Fund	18,784,671	7,672,099	(65,064)	7,607,035
High Yield Strategy Fund	2,842,198	90,754	(50,340)	40,414
Internet Fund	8,501,913	1,531,011	(106,293)	1,424,718
Inverse Dow 2x Strategy Fund	2,057,445	55	(100,603)	(100,548)
Inverse Government Long Bond Strategy Fund	2,462,581	–	(248,652)	(248,652)
Inverse Mid-Cap Strategy Fund	335,075	–	(12,469)	(12,469)
Inverse NASDAQ-100® Strategy Fund	3,319,075	44	(142,921)	(142,877)
Inverse Russell 2000® Strategy Fund	1,616,793	–	(44,406)	(44,406)
Inverse S&P 500® Strategy Fund	11,795,166	98	(298,979)	(298,881)
Japan 2x Strategy Fund	1,046,183	85,958	(3)	85,955
Leisure Fund	7,335,735	1,074,735	(63,256)	1,011,479
Long Short Equity Fund	20,322,485	3,120,182	(755,400)	2,364,782
Mid-Cap 1.5x Strategy Fund	3,578,929	454,924	(182,525)	272,399
Multi-Hedge Strategies Fund	35,210,164	4,501,325	(1,607,329)	2,893,996
NASDAQ-100® 2x Strategy Fund	77,480,132	–	(4,283,787)	(4,283,787)
NASDAQ-100® Fund	75,519,115	22,801,219	(650,326)	22,150,893
Nova Fund	32,580,312	2,640,512	(155,317)	2,485,195
Precious Metals Fund	15,921,539	4,491,745	–	4,491,745
Real Estate Fund	3,419,711	1,276,122	(104,428)	1,171,694
Retailing Fund	2,885,774	1,108,708	(24,412)	1,084,296
Russell 2000® 1.5x Strategy Fund	4,021,723	182,984	(617,252)	(434,268)
Russell 2000® 2x Strategy Fund	2,189,666	102,082	(75,786)	26,296
S&P 500® 2x Strategy Fund	20,195,920	493,575	(167,652)	325,923
S&P 500® Pure Growth Fund	23,095,491	2,268,840	(1,023,687)	1,245,153
S&P 500® Pure Value Fund	25,478,571	1,765,818	(1,036,636)	729,182
S&P MidCap 400® Pure Growth Fund	8,780,098	828,791	(392,580)	436,211
S&P MidCap 400® Pure Value Fund	14,405,308	904,877	(528,500)	376,377
S&P SmallCap 600® Pure Growth Fund	5,629,194	564,335	(393,266)	171,069
S&P SmallCap 600® Pure Value Fund	9,794,543	262,230	(617,933)	(355,703)
Strengthening Dollar 2x Strategy Fund	2,903,465	173	(144,647)	(144,474)
Technology Fund	12,357,356	8,811,706	(223,028)	8,588,678
Telecommunications Fund	4,237,109	237,828	(193,662)	44,166
Transportation Fund	3,018,795	1,470,150	(28,196)	1,441,954
Utilities Fund	7,669,104	4,929,924	(11,807)	4,918,117
Weakening Dollar 2x Strategy Fund	1,650,969	67,203	(1)	67,202

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.